     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 1998

                                                     REGISTRATION NOS. 333-20649
                                                                        811-8033
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                 --------------
                                   FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 6
                                    and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                Amendment No. 8
                       (Check Appropriate Box or Boxes)

                              ------------------
            SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603
                                (312) 345-5800

              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE, AND TELEPHONE NUMBER, INCLUDING AREA CODE)
                                                          WITH COPIES TO:

ANTHONY R. MANNO JR.                                                 JEFFREY A. KLOPF
SECURITY CAPITAL (US) MANAGEMENT GROUP INCORPORATED                  SECURITY CAPITAL GROUP INCORPORATED
11 SOUTH LASALLE STREET                                              125 LINCOLN AVENUE
CHICAGO, ILLINOIS 60603                                              SANTA FE, NEW MEXICO 87501
(NAME AND ADDRESS OF AGENT FOR SERVICE)

JEFFREY C. NELLESSEN                                                 DIANE E. AMBLER
SECURITY CAPITAL (US) MANAGEMENT GROUP INCORPORATED                  MAYER, BROWN & PLATT
11 SOUTH LASALLE STREET                                              2000 PENNSYLVANIA AVENUE, N.W.
CHICAGO, ILLINOIS 60603                                              WASHINGTON, D.C. 20006

     It is proposed that this filing will become effective (check appropriate box):

_    immediately upon filing pursuant to paragraph (b).        _   on (date) pursuant to paragraph (a)(1) of Rule 485.
     on (date) pursuant to paragraph (b).                      x   75 days after filing pursuant to paragraph (a)(2).
_    60 days after filing pursuant to paragraph (a)(1).        -   on (date pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:

     this post-effective amendment designates a new  effective
_    date for a previously filed post-effective amendment

Title of Securities being Registered............................... Common Stock

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                             CROSS REFERENCE TABLE

                             Pursuant to Rule 495

                   Showing Location in Part A (Prospectus),
               Part B (Statement of Additional Information), and
             Part C (Other Information) of Registration Statement
                       Information Required by Form N-1A

                                    PART A
                                    ------

     Item of Form N-1A                                Prospectus Caption
     -----------------                                ------------------

1.   Cover Page                                   Cover Page

2.   Synopsis                                     Description of SC-REMFs and
                                                  SC-US

3.   Condensed Financial Information              Financial Highlights

4.   General Description of Registrant            Description of SC-REMFs and
                                                  SC-US

5.   Management of SC-US                          Management of SC-US

5A.  Management's Discussion of Fund              Performance Information
     Performance

6.   Capital Stock and Other Securities           Organization and Description
                                                  of Capital Stock

7.   Purchase of Securities Being Offered         Purchase of Shares

8.   Redemption or Repurchase                     Redemption of Shares

9.   Pending Legal Proceedings                    Not Applicable


                                    PART B
                                    ------
                                                   Statement of Additional
     Item of Form N-1A                               Information Caption
     -----------------                               -------------------

10.  Cover Page                                   Cover Page

11.  Table of Contents                            Table of Contents

12.  General Information and History              Organization and Description
                                                  of Capital Stock

13.  Investment Objectives and Policies           Investment Objectives and
                                                  Policies

14.  Management of SC-REMFs                       Management of SC-REMFs

15.  Control Persons and Principal Holders        Organization and Description
     of Securities                                of Capital Stock

                                            Statement of Additional
     Item of Form N-1A                        Information Caption
     -----------------                        --------------------

16.  Investment Advisory and                Management of SC-REMFs;
     Other Services                         Portfolio Transactions and
                                            Brokerage

17.  Brokerage Allocation and               Management of SC-REMFs;
     Other Practices                        Portfolio Transactions and
                                            Brokerage

18.  Capital Stock and Other Securities     Organization and Description
                                            of Capital Stock

19.  Purchase, Redemption and Pricing of    Distribution Plan;
     Securities Being Offered               Determination of Net Asset
                                            Value; Redemption of Shares

20.  Tax Status                             Taxation

21.  Underwriters                           Distributor

22.  Calculation of Performance Data        Performance Information

23.  Financial Statements                   Financial Statement


                                    PART C
                                    ------

     Item of Form N-1A                                Part C Caption
     -----------------                                ------------

24.  Financial Statements and Exhibits       Financial Statements and Exhibits

25.  Persons Controlled by or Under          Persons Controlled By or Under
     Common Control With Registrant          Common Control with Registrant

26.  Number of Holders of Securities         Number of Holders of Securities

27.  Indemnification                         Indemnification

28.  Business and Other Connections of       Business and Other Connections of
     Investment Adviser                      Investment Adviser

29.  Principal Underwriters                  Principal Underwriter

30.  Location of Accounts and Records        Location of Accounts and Records

31.  Management Services                     Management Services

32.  Undertakings                            Undertakings

33.  Signatures                              Signatures

                                  PROSPECTUS

                                     LOGO

                            11 South LaSalle Street
                            Chicago, Illinois 60603

     Security Capital U.S. Real Estate Shares ("SC-US") is an investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), an open-end management investment company organized under Maryland law. SC-US seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-US's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in real estate securities in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. Security Capital (US) Management Group Incorporated ("SC (US) Management") serves as both investment adviser and administrator to SC-US.

     By this Prospectus, Class I shares of SC-US are being offered. Class I shares are sold at net asset value without a sales charge to investors whose minimum initial investment is $250,000. SC-US also offers Class R shares to investors whose minimum initial investment is $2,500. Class R shares have different expenses than Class I shares which would affect performance. Investors desiring to obtain information about SC-US's other class of shares should call 1-888-SECURITY (toll free) or ask their sales representatives or SC-US's distributor. This Prospectus provides you with information specific to the Class I shares of SC-US. It contains information you should know before you invest in SC-US.

     INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE
                                  REFERENCE.

     An investment in SC-US should not be the sole source of investment for a shareholder. Rather, an investment in SC-US should be considered as part of an overall portfolio strategy which includes fixed income and equity securities. SC-US is designed for long-term investors, including those who wish to use shares for tax deferred retirement plans and individual retirement accounts, and not for investors who intend to liquidate their investments after a short period of time.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in SC-US. SC-REMFs offers other investment portfolios which are described in the prospectuses for Security Capital European Real Estate Shares, Security Capital Asia/Pacific Real Estate Shares and Security Capital Real Estate Arbitrage Shares. A Statement of Additional Information dated [_______________,1998], containing additional and more detailed information about SC-US has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by calling 1-888-SECURITY (toll free) or by writing SC-US's Sub-Administrator at: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

     THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY IN ANY STATE OR JURISDICTION WHERE PROHIBITED BY LAW OR TO ANY FIRM OR INDIVIDUAL TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE
SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              [___________, 1998]

                               TABLE OF CONTENTS

                                                 PAGE
                                                 ----
Expenses.........................................   2

Financial Highlights.............................   4

Description of SC-REMFs and SC-US................   5

Investment Objective and Policies................   5

Investment Strategy..............................   6

Risk Factors.....................................   8

Non-Diversified Status; Portfolio Turnover.......   9

Management of SC-US..............................   9

Investment Advisory Agreement....................  12

Administrator and Sub-Administrator..............  12

Distribution and Servicing Plan..................  13

Determination of Net Asset Value.................  14

Purchase of Shares...............................  14

Redemption of Shares.............................  16

Dividends and Distributions......................  18

Taxation.........................................  18

Organization and Description of Capital Stock....  20

Custodian and Transfer and Dividend
  Disbursing Agent...............................  20

Reports to Shareholders..........................  20

Performance Information..........................  21

Additional Information...........................  21

                                   EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

     Shareholder transaction expenses are direct charges which are incurred when shareholders buy or sell shares of SC-US.

ANNUAL FUND OPERATING EXPENSES

     The Class I shares of SC-US pay for certain expenses attributable to Class I shares directly out of SC-US's Class I assets. These expenses are related to management of SC-US, administration and other services. For example, SC-US pays an advisory fee and an administrative fee to SC (US) Management. SC-US also has other customary expenses for services such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. These operating expenses are subtracted from SC-US's Class I assets to calculate SC-US's Class I net asset value per share. In this manner, shareholders pay for these expenses indirectly.

     The following table is provided to help shareholders understand the direct expenses of investing in SC-US and the portion of SC-US's operating expenses that they might expect to bear indirectly. The numbers reflected below are based on SC-US's expenses for the fiscal period ending December 31, 1997.

                                 FEE TABLE (1)

Shareholder Transaction Expenses:
     Maximum sales charge on purchases and reinvested distributions....  None
     Redemption fee (2)................................................  None
Annual Fund Operating Expenses (after expense waivers and/or reimbursements, as a percentage of average net assets):
     Management fees...................................................  .60%
     12b-1 fees (3)....................................................  .25%
     Other expenses (4)................................................  .15%
     Total fund operating expenses(5).................................. 1.00%

____________
(1) SC-US's net investment income and net expenses for the period January 1, 1997 through December 16, 1997, were allocated to each class of shares based upon the relative outstanding shares of each class as of the close of business on December 16, 1997, and the results thereof were combined with the results of operations for each applicable class for the period December 17, 1997 through December 31, 1997.
(2) SC-US's transfer agent charges a service fee of $12.00 for each wire redemption. In addition, the purchase or redemption of shares through a securities dealer that has not entered into a sales agreement with Security Capital Markets Group Incorporated, SC-US's distributor, may be subject to a transaction fee .
(3) SC-REMFs has adopted a Distribution and Service Plan for SC-US Class I shares pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, pursuant to which SC-US pays Security Capital Markets Group Incorporated a fee for distribution-related services and services related to the maintenance of shareholder accounts at the annual rate of 0.25% of SC-US's Class I average daily net assets. As a result, long-term Class I shareholders of SC-US may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc. ("NASD").
(4) Other Expenses are based upon the operating experience of SC-US since April 23, 1997, the effective date of its registration statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.
(5) From April 23, 1997 through December 16, 1997, SC (US) Management committed to waive fees and/or reimburse expenses to maintain SC-US's operating expenses, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses at no more than 1.20% of SC-US's average daily net assets.

     Since December 17, 1997 and for the year ending December 31, 1998, SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-US's Class I total fund operating expenses, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses, at no more than 1.00% of the value of SC-US's Class I average daily net assets. Without such waiver and/or reimbursement, SC-US's actual total fund operating expenses would have been 1.194% of SC-US's Class I average daily net assets from April 23, 1997 to December 16, 1997 and 1.166% of SC-US's Class I average daily net assets from December 17, 1997 to December 31, 1997.

The information in the Fee Table has been restated to reflect current fees.


EXAMPLE

                                                        ONE   THREE  FIVE    TEN
                                                        YEAR  YEARS  YEARS  YEARS
                                                        ----  -----  -----  -----
A shareholder would bear the following expenses on
a $1,000 investment, assuming: a five percent annual
return and operating expenses as outlined in the fee
table above............................................  $11    $35    $61   $134

  THE ACTUAL EXPENSES IN FUTURE YEARS MAY BE MORE OR LESS THAN THE NUMBERS IN THE EXAMPLE, DEPENDING ON A NUMBER OF FACTORS, INCLUDING THE ACTUAL VALUE OF SC-US'S ASSETS.

                   SECURITY CAPITAL U.S. REAL ESTATE SHARES

  The following audited financial highlights should be read in conjunction with the financial information and notes thereto which appear in the Statement of Additional Information.

SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED - CLASS I SHARES /(1)/


FINANCIAL HIGHLIGHTS
                                                                                    April 23, 1997 /(2)/
                                                                                        through
Per Share Data:                                                                   December 31, 1997
                                                                                  -----------------
Net asset value, beginning of period                                                 $       10.15

Income from investment operations:
 Net investment income                                                                        0.31
 Net realized and unrealized gain
   on investments                                                                             2.49
 Total from investment operations                                                             2.80

Less distributions:
 Dividends from net investment income                                                        (0.31)
 Dividends in excess of net investment income                                                (0.15)
 Distributions from net realized gains                                                       (0.54)
 Total distributions                                                                         (1.00)

Net asset value, end of period                                                       $       11.95

Total return /(4)/                                                                           29.92%

Supplemental data and ratios:
 Net assets, end of period                                                           $ 116,560,328

 Ratio of expenses to average net assets /(5) (6)/                                            1.15%

 Ratio of net investment income to average net assets /(5) (6)/                               4.08%

 Portfolio turnover rate /(7)/                                                               82.10%

 Average commission rate paid per share /(7)/                                        $      0.0595

(1) On December 16, 1997, the shares held by SC-US's existing shareholders were split into Class R and Class I shares based on the amount then invested in SC-US. For the year ended December 31, 1997, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets and the per share income from investment operations are presented on a basis whereby SC-US's net investment income and net expenses for the period January 1, 1997 through December 16, 1997, were allocated to each class of shares based upon the relative outstanding shares of each class as of the close of business on December 16, 1997, and the results thereof were combined with the results of operations for each applicable class for the period December 17, 1997 through December 31, 1997.
(2)  Date the Fund was effective with the SEC.
(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)  Not annualized for the period April 23, 1997 through December 31, 1997.
(5)  Annualized for the period April 23, 1997 through December 31, 1997.
(6) Without expense reimbursements of $30,393 for the period April 23, 1997 through December 31, 1997, $22,063 of which represents the amortization of organizational expenses attributable to Class I shares, the ratio of expenses to average net assets would have been 1.19% and the ratio of net investment income to average net assets would have been 4.04%.
(7) Portfolio turnover and average commissions rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                    See notes to the financial statements.

                             DESCRIPTION OF SC-US

  SC-US is a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), an open-end management investment company organized under Maryland law on January 23, 1997. SC-REMFs is comprised of four investment portfolios, SC-US, Security Capital European Real Estate Shares ("SC-EURO") and Security Capital Real Estate Arbitrage Shares ("SC-ARBITRAGE") and Security Capital Asia/Pacific Real Estate Shares ("SC-ASIA").

  SC-US issues two classes of shares, one of which, Class I shares, includes investors whose minimum initial investment is $250,000. The second class of shares, Class R shares, which are offered to all other eligible investors, offers different services and incurs different expenses than Class I shares, which would affect performance. See "Purchase of Shares" and "Organization and Description of Capital Stock." SC-US Class I shares are offered by this prospectus.


                       INVESTMENT OBJECTIVE AND POLICIES

  SC-US's investment objective is to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-US's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in real estate securities in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. SC-US's investment objective is "fundamental" and cannot be changed without approval of a majority of its outstanding voting securities. None of SC-US's policies, other than its investment objective and the investment restrictions described in the Statement of Additional Information, are fundamental and thus may be changed by SC-US's Board of Directors without shareholder approval. There can be no assurance that SC-US's investment objective will be achieved.

REAL ESTATE SECURITIES

  Under normal circumstances, SC-US will invest at least 80% of its assets in real estate securities, including real estate investment trusts ("REITs") and other publicly-traded real estate securities. Such equity securities will consist of (i) common stocks, (ii) rights or warrants to purchase common stocks,
(iii) securities convertible into common stocks where the conversion feature represents, in SC (US) Management's view, a significant element of the securities' value, and (iv) preferred stocks. For purposes of SC-US's investment policies, a "real estate company" is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in such real estate. SC-US may invest in securities issued by real estate companies that are controlled by Security Capital Group Incorporated or its affiliates.

REAL ESTATE INVESTMENT TRUSTS

  SC-US may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

ILLIQUID SECURITIES

  SC-US will not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. SC (US) Management will monitor the liquidity of such restricted securities under the supervision of SC-REMFs's Board of Directors. If SC-US invests in securities issued by a real estate company that is controlled by Security Capital Group Incorporated or any of its affiliates, such securities will be treated as illiquid securities. See the Statement of Additional Information for further discussion of illiquid securities.

DEBT SECURITIES AND MONEY MARKET INSTRUMENTS

  SC-US may invest in debt securities from time to time, if SC (US) Management believes investing in such securities might help achieve SC-US's objective. SC-US may invest in debt securities to the extent consistent with its investment policies, although SC (US) Management expects that under normal circumstances the Funds are not likely to invest a substantial portion of their assets in debt securities.

  SC-US will invest only in securities rated "investment grade" or considered by SC (US) Management to be of comparable quality. Investment grade securities are rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's. Descriptions of the securities ratings assigned by Moody's and Standard & Poor's are described in Appendix A to the Statement of Additional Information.

  When, in the judgment of SC (US) Management, market or general economic conditions justify a temporary defensive position, SC-US may invest its assets in high-grade debt securities, including corporate debt securities, U.S. government securities, and short-term money market instruments, without regard to whether the issuer is a real estate company. SC-US may also at any time use funds awaiting investment or held as reserves to satisfy redemption requests or to pay dividends and other distributions to shareholders in short-term money market instruments.

SHORT SALES AND SHORT SALES AGAINST THE BOX

  SC-US may engage in short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ"). Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-US incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-US purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-US is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. SC-US may also engage in short sales against the box, which involves selling a security SC-US holds in its portfolio for delivery at a specified date in the future. SC-US will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-US's net assets (taken at market value). See the Statement of Additional Information for further discussion of short sales and short sales against the box.

                              INVESTMENT STRATEGY

  SC-US intends to continue to follow its disciplined, research driven investment strategy, to identify those publicly traded real estate companies which have the potential to deliver above average cash flow growth. This investment strategy has been deployed by SC-US since December 20, 1996, its inception date. As of December 31, 1997, the average annual total return for Class I shares was 28.84%, after deducting fees and expenses and allocating net investment income and net expenses to Class I and Class R shares as described in SC-US's audited financial statements which appear in the Statement of Additional Information FOR CURRENT RETURN INFORMATION RELATED TO SC-US, CONTACT SC-US AT 1-888-SECURITY (TOLL FREE).

  SC-US's investment strategy is also similar to that of Security Capital U.S. Realty Special Opportunity Investments Portfolio ("USREALTY Special Opportunity"). USREALTY Special Opportunity is a private investment portfolio with assets of $344.6 million (at fair market value, as of December 31, 1997) that invests primarily in publicly traded real estate securities in the United States. USREALTY Special Opportunity is advised by Security Capital (EU) Management S.A. SC (US) Management, acting as subadviser to Security Capital
(EU) Management S.A., provides advice to USREALTY Special Opportunity with respect to investments in publicly traded U.S. REITs, relying on the same research and analytical tools and models that SC (US) Management will rely on in making investments on behalf of SC-US. From December 31, 1995 through December 31, 1997, USREALTY Special Opportunity achieved an average annual total return of approximately 42.61%, after the deduction of fees and expenses. Past performance is not necessarily indicative of future results. In addition, as a private investment portfolio, USREALTY Special Opportunity is not subject to the same regulatory requirements, including the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, there can be no assurance that SC-US can achieve results similar to those achieved by USREALTY Special Opportunity.]

REAL ESTATE INDUSTRY OVERVIEW

  SC (US) Management believes that the U.S. real estate industry has experienced a fundamental transformation in the last six and one-half years which has created a significant market opportunity. Direct investment of equity capital in real estate, as was prevalent in the 1980s, has decreased while investments in publicly traded equity REITs has increased. The increasing securitization of the U.S. real estate industry, primarily in the form of REITs, offers significant benefits to shareholders, including enhanced liquidity, real-time pricing and the opportunity for optimal growth and sustainable rates of return through a more rational and disciplined approach to capital allocation and operating management.

  SC (US) Management believes that the increasing securitization of the U.S. real estate industry is still in its initial stages and that this trend will continue over the next decade. SC-US intends to benefit from this restructuring by investing in equity REITs that SC (US) Management believes could produce above-average returns.

  In addition to providing greater liquidity than direct real estate investments, REITs have also generally out-performed direct real estate investments for each of the past one, five, ten and fifteen year periods ended December 31, 1997. The following chart reflects the performance of U.S. REITs compared to SC-US, USREALTY Special Opportunity, an index of direct U.S. real estate investments (NCREIF) and other indices.


                          REITS VS. OTHER INVESTMENTS
                         (AVERAGE ANNUAL TOTAL RETURN)

                                                   USREALTY(1)       NAREIT(2)     NCREIF(3)
                                                 ---------------  ---------------  ---------  S&P 500   BONDS(4)
THROUGH DECEMBER 31, 1997     SC-US     SC-US        SPECIAL       EQUITY INDEX      INDEX    --------  --------
-------------------------    --------  --------  ---------------  ---------------  ---------
                             CLASS I   CLASS R     OPPORTUNITY
                             --------  --------  ---------------
 1 year                       25.20%    25.19%         25.18%           20.26%     13.71%      33.35%   9.78%
 5 years                                                                18.28%      7.77%      20.23%   7.63%
15 years                                                                14.99%      6.74%      17.49%  10.19%
20 years                                                                16.02%      7.94%      16.63%   9.76%

--------------
(1)  Described under "Investment Strategy."

(2) The National Association of Real Estate Investment Trusts ("NAREIT") equity index data is based upon the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System. The data is market-weighted.

(3) The National Counsel of Real Estate Investment Fiduciaries Property Index total return includes appreciation (or depreciation), realized capital gain (or loss) and income. It is computed by adding income and capital appreciation return on a quarterly basis.

(4) Merrill Lynch Government/Corporate Bond Index (Master).

    The investment results for SC-US, USREALTY Special Opportunity and the indices shown in the table reflect past performance and are not necessarily indicative of future results or the returns that shareholders should expect to receive from SC-US. The results shown represent SC-US's "total return" which assumes the reinvestment of all capital gains and income dividends. Results presented for the S&P 500 and the NAREIT equity index also assume the reinvestment of dividends; however, the indices are not managed and incur no operating expenses. This information is provided to facilitate a better understanding of SC-US and does not provide a basis for comparison with other investments which calculates performance differently.

A RESEARCH-DRIVEN PHILOSOPHY AND APPROACH

    SC-US seeks to achieve top-quartile returns by investing primarily in equity REITs which have the potential to deliver above-average growth. SC (US) Management believes that these investment opportunities can only be identified through the integration of extensive property market research and in-depth operating company cash flow modeling.

    Property Market Research. SC-US is uniquely positioned to access meaningful, proprietary real estate research collected at the market, submarket and property level. This market research is provided by operating professionals within the Security Capital Group Incorporated affiliate company network and assists SC
(US) Management in identifying attractive growth markets and property sectors prior to making investment decisions. Specifically, SC-US endeavors to identify markets reaching a "marginal turning point." The market research conducted by SC-US includes a comprehensive evaluation of real estate supply and demand factors (such as population and economic trends, customer and industry needs, capital flows and building permit and construction data) on a market and submarket basis and by product type. Specifically, primary market research evaluates normalized cash flow lease economics (accounting for capital expenditures and other leasing costs) to determine whether the core economy of a real estate market is expected to improve, stabilize or decline. Only through disciplined real estate market research does SC-US believe it can identify markets, and thus, real estate operating companies, with the potential for higher than average growth prospects.

    Real Estate Operating Company Evaluation and Cash Flow Modeling. SC (US) Management believes that analyzing the quality of a company's net cash flow ("NCF") and its potential growth is the appropriate identifier of above-average return opportunities. Certain REIT valuation models utilized by SC (US) Management integrate property market research with analysis on specific property portfolios in order to establish an independent value of the underlying sources of a company's NCF. Additional valuation models measure and compare the impact of certain factors, both internal and external, on NCF growth expectations. The data from these valuation models is ultimately compiled and reviewed in order to identify real estate operating companies with significant potential for growth.


                                 RISK FACTORS


RISKS OF INVESTMENT IN REAL ESTATE SECURITIES

    SC-US will not invest in real estate directly, but only in securities issued by real estate companies. However, SC-US may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

  In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent on the management skills of the management of the REIT and of the operators of the real estate in which the REITs are invested and generally may not be diversified. Equity and mortgage REITs are also subject to defaults by borrowers or customers and self-liquidation. REITs also generate expenses that are separate and apart from those charged by SC-US and therefore, shareholders will indirectly pay the fees charged by the REITs in which SC-US invests. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). The above factors may also adversely affect a borrower's or a customer's ability to meet its obligations to the REIT. In the event of a default by a borrower or customer, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

                  NON-DIVERSIFIED STATUS & PORTFOLIO TURNOVER

  SC-US operates as a "non-diversified" investment company under the 1940 Act, which means SC-US is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, SC-US intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which generally will relieve SC-US of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Taxation." To qualify as a regulated investment company, among other requirements, SC-US will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of SC-US's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and SC-US will not own more than 10% of the outstanding voting securities of a single issuer. SC-US's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because SC-US, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in SC-US may present greater risk to an investor than an investment in a diversified company.

  SC-US anticipates that its annual portfolio turnover rate will not exceed 150%, but the turnover rate will not be a limiting factor when SC (US) Management deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 150% occurs, for example, when all of the securities held by SC-US are replaced one and one-half times in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by SC-US. High portfolio turnover may result in the realization of net short-term capital gains by SC-US which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."

                    DIRECTORS, OFFICERS AND OTHER PERSONNEL

  The overall management of the business and affairs of SC-US is vested with the Board of Directors of SC-REMFs. The Board of Directors approves all significant agreements between SC-REMFs and persons or companies furnishing services to SC-US, including SC-REMFs's agreements with SC (US) Management, or SC-US's administrator, custodian and transfer agent. The management of SC-US's day-to-day operations is delegated to the officers of SC-REMFs, who include the Managing Directors, SC (US) Management and the administrator, subject always to the investment objective and policies of SC-US and to general supervision by the Board of Directors. Although SC-REMFs is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-REMFs's Articles of Incorporation. The Directors and officers of SC-REMFs and certain key members of the SC-US Portfolio Management Committee and their principal occupations are set forth below.

Stephen F. Kasbeer            Director of SC-REMFs. Retired; Senior Vice
                              President for Administration and Treasurer of Loyola University, Chicago from 1981 to July 1994, where he was responsible for administration, investment, real estate and treasurer functions, served as Chief Investment Officer, was Chairman of the Operations Committee, was a member of the Investment and Finance Committees of the Board of Trustees and was President and a Director of the Loyola Management Company. Mr. Kasbeer received his J.D. from John Marshall Law School and his
                              M.A. and B.S. from Northwestern University.

George F. Keane               Director of SC-REMFs. Chairman of the Board of
                              Trigen Energy Corporation since 1994. As founding chief executive of The Common Fund in 1971 and Endowment Realty Investors in 1988, Mr. Keane for many years headed an investment management service for colleges, universities and independent schools that managed $15 billion for 1,200 educational institutions when he became President Emeritus of the Common Fund in 1993. He has served as a member of the Investment Advisory Committee of the $75 billion New York State Common Retirement Fund since 1982. He has been a Director of the RCB
                              Trust Company since 1991, a Trustee of the Nicholas Applegate Investment Trust since 1993, and a Director of the Bramwell Funds since 1994.
                              He is also a Director of Universal Stainless &
                              Alloy Products, Global Pharmaceutical Corporation,
                              United Water Resources and United Properties
                              Group, Gulf Resources Corporation, and the
                              Universal Bond Fund, and is an advisor to Associated Energy Managers. Mr. Keane also serves as a Trustee of his alma mater, Fairfield
                              University where he received his B.A., and as a Director and Chairman of the Investment Committee of the United Negro College Fund. Mr. Keane holds honorary degrees from Loyola University, Chicago, Illinois and Lawrence University, Appleton,
                              Wisconsin.

Robert H. Abrams              Director of SC-REMFs. Founder of Colliers ABR,
                              Inc. (formerly Abrams Benisch Riker Inc.), a property management firm. Mr. Abrams was Principal of Colliers ABR, Inc. from 1978 to 1992 and since
                              1992, has served as a Consultant. From 1959 to 1978 Mr. Abrams was Executive Vice President and
                              Director of Cross and Brown Company. Mr. Abrams also serves as a Director of Greater New York
                              Mutual Insurance Company and Trustee Emeritus and
                              Presidential Counselor of his alma mater, Cornell
                              University. Mr. Abrams received his M.B.A. from
                              Harvard University and his B.A. from Cornell
                              University.

John H. Gardner, Jr.          Director of SC-REMFs. Managing Director of
                              Security Capital (US) Management since July, 1997.
                              Prior thereto, Director of Security Capital
                              Pacific Trust ("PTR") and the PTR REIT Manager from February 1995 to June 1997 and Senior Vice
                              President of Security Capital Atlantic
                              Incorporated ("ATLANTIC"), PTR and the PTR REIT
                              Manager from September 1994 to June 1997 where he had overall responsibility for asset management and multifamily dispositions. Prior to joining
                              Security Capital, Mr. Gardner was with Copley Real
                              Estate Advisors as a Managing Director and
                              Principal responsible for portfolio management from January 1991 to September 1994 and as a Vice
                              President and Principal of asset management from December 1984 to

                              December 1990. From July 1977 to November 1984, Mr. Gardner was a Real Estate Manager with the John Hancock Companies. Mr. Gardner received his M.S. in Computer Information Systems from Bentley College and his B.S. in Accounting from Stonehill College.

Jeffrey C. Nellessen          Vice President, Secretary and Treasurer of SC-
                              REMFs. Vice President and Controller of SC (US)
                              Management since March 1997. Prior thereto, from
                              June 1988 to March 1997, he was Controller,
                              Manager of Client Administration and Compliance
                              Officer at Strong Capital Management, Inc. Mr.
                              Nellessen is a Certified Public Accountant,
                              Certified Management Accountant and a Certified
                              Financial Planner. He received his B.B.A. from the University of Wisconsin, Madison.

Kenneth D. Statz              Managing Director of SC-REMFs. Managing Director
                              of SC (US) Management since November 1997 where he is responsible for the development and implementation of portfolio investment strategy.
                              Prior thereto, Senior Vice President and Senior
                              REIT Analyst from July 1996 to October 1997 and
                              Vice President from May 1995 to June 1996. Prior to joining Security Capital, Mr. Statz was a Vice
                              President in the investment research department of Goldman, Sachs & Co., from February 1993 to
                              January 1995, concentrating on research and underwriting for the REIT industry. Prior thereto, Mr. Statz was a real estate stock portfolio manager and a managing director of Chancellor
                              Capital Management from August 1982 to February
                              1992. Mr. Statz received his M.B.A. and B.B.A.
                              from the University of Wisconsin, Madison.

Kevin W. Bedell               Senior Vice President of SC-REMFs. Senior Vice
                              President of SC (US) Management since November
                              1997 and Vice President since July 1996, where he is responsible for directing the activities of the industry/company securities research group and providing in-depth proprietary research on publicly traded companies. Prior to joining SC
                              (US) Management, Mr. Bedell spent nine years with LaSalle Partners Limited where he was Equity Vice
                              President and Portfolio Manager responsible for the strategic, operational and financial management of a private REIT with commercial real estate investments of $600-800 million. Mr. Bedell received his M.B.A. from the University of Chicago and his B.A. from Kenyon College.

Albert D. Adriani             Member SC-US Portfolio Management Committee; Vice
                              President of SC (US) Management since April 1996, where he is responsible for providing portfolio management analysis. From January 1995 to April
                              1996, he was Vice President, Security Capital (UK)
                              Management Limited and SC-USREALTY; from March
                              1994 to January 1995, he was with Security Capital
                              Markets Group. Prior thereto, he was an investment analyst with HAL Investments BV from July 1992 to
                              January 1994. Mr. Adriani received his M.B.A., from the University of Chicago Graduate School of Business and his B.A. with honors from the University of Chicago. Mr. Adriani is a Chartered
                              Financial Analyst.

SC (US) MANAGEMENT

  Security Capital (US) Management Group Incorporated ("SC (US) Management"), with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, has been retained to provide investment advice, and, in general, to conduct the management and investment program of SC-US under the overall supervision and control of the Directors of SC-REMFs.

  SC (US) Management was formed in March 1994, and is registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). SC
(US) Management's principal officers include Anthony R. Manno Jr., Managing Director and President, John H. Gardner, Jr., Managing Director, Kenneth D. Statz, Managing Director, and Kevin W. Bedell, Senior Vice President. SC (US) Management is a wholly-owned subsidiary of Security Capital Group Incorporated, a real estate research, investment and management company.

  The SC-US Portfolio Management Committee, which is comprised of certain SC-REMFs officers and SC (US) Management analysts, is primarily responsible for the construction of SC-US's portfolio.


                         INVESTMENT ADVISORY AGREEMENT

  Pursuant to an investment advisory agreement (the "Advisory Agreement"), SC
(US) Management furnishes a continuous investment program for SC-US's portfolio, makes the day-to-day investment decisions for SC-US, and generally manages SC-US's investments in accordance with the stated policies of SC-US, subject to the general supervision of SC-REMFs's Board of Directors. SC (US) Management also selects brokers and dealers to execute purchase and sale orders for the portfolio transactions of SC-US. SC (US) Management provides persons satisfactory to the Directors of SC-REMFs to serve as officers of SC-REMFs. Such officers, as well as certain other employees and Directors of SC-REMFs, may be directors, officers, or employees of SC (US) Management.

  Under the Advisory Agreement, SC-US Class I shares pay SC (US) Management a monthly management fee in an amount equal to 1/12th of .60% of the value of SC-US's Class I average daily net assets (approximately .60% on an annual basis). SC-US Management also has committed to waive fees and/or reimburse expenses to maintain SC-US's Class I shares' total operating expenses, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses at no more than 1.00% of the value of SC-US's Class I average daily net assets for the year ending December 31, 1998.

  In addition to the payments to SC (US) Management under the Advisory Agreement described above, SC-US Class I shares pay certain other costs of operations including (a) administration, custodian and transfer agency fees, (b) fees of Directors who are not affiliated with SC (US) Management, (c) legal and auditing expenses, (d) costs of printing and postage fees related to preparing and distributing SC-US's prospectus and shareholder reports, (e) costs of maintaining SC-REMFs's existence, (f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, and (i) upon the approval of SC-REMFs's Board of Directors, costs of personnel of SC (US) Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-US shares pays for the portion SC-US's expenses attributable to its operations. Income, realized gains and losses, unrealized appreciation and depreciation and certain expenses not allocated to a particular class are allocated to each class based on the net assets of that class in relation to the net assets of SC-REMFs.


                      ADMINISTRATOR AND SUB-ADMINISTRATOR

  SC (US) Management has also entered into a fund accounting and administration agreement with SC-REMFs (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-US, including (i) providing office space, telephone, office equipment and supplies for SC-REMFs;
(ii) paying compensation of SC-REMFs's officers for services rendered as such;
(iii) authorizing expenditures and approving bills for payment on behalf of SC-US; (iv) supervising preparation of the periodic updating of SC-US's Prospectus and Statement of Additional Information;
(v) supervising preparation of quarterly reports to SC-US's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders;
(vi) supervising the daily pricing of SC-US's investment portfolio and the publication of the net asset value of SC-US's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-US, including the custodian ("Custodian"), transfer agent ("Transfer Agent") and printers; (viii) providing trading desk facilities for SC-US; (ix) maintaining books and records for SC-US (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-US's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

  In accordance with the terms of the Administration Agreement and with the approval of SC-REMFs's Board of Directors, SC (US) Management has caused SC-REMFs to retain Firstar Trust Company (the "Sub-Administrator") as sub-administrator under a fund administration and servicing agreement (the "Sub-Administration Agreement").

  Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-US's net asset value and preparing such figures for publication, maintaining certain of SC-US's books and records that are not maintained by SC (US) Management, or the custodian or transfer agent, preparing financial information for SC-US's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-REMFs pays the Sub-Administrator a monthly administration fee at the annual rate of .06% of the first $200 million of SC-US's average daily net assets, and at lower rates on SC-US's average daily net assets in excess of that amount, subject to an annual minimum fee of $30,000. The Sub-Administrator also serves as SC-US's Custodian and Transfer Agent. See "Custodian and Transfer and Dividend Disbursing Agent."

  Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-US under the Sub-Administration Agreement, subject to the overall authority of SC-REMFs's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from SC-REMFs at the annual rate of .02% of the value of SC-US's average daily net assets.
                        DISTRIBUTION AND SERVICING PLAN

  The Board of Directors of SC-REMFs and the Class I shareholders of SC-US have adopted a Distribution and Servicing Plan ("Plan") with respect to SC-US's Class I shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, SC-US pays to Security Capital Markets Group Incorporated, in its capacity as principal distributor of SC-US's shares (the "Distributor"), a monthly fee equal to, on an annual basis, .25% of the value of SC-US's Class I average daily net assets.

  The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of Class I shares and for providing certain services to Class I shareholders. The Distributor may pay third parties in respect of these services such amount as it may determine. SC-US understands that these third parties may also charge fees to their clients who are beneficial owners of SC-US Class I shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

  The Distributor, with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, is an affiliate of SC (US) Management. See "Distribution Plan" in the Statement of Additional Information for a listing of the types of expenses for which the Distributor and third parties may be compensated under the Plan. If the fee received by the Distributor exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan is reviewed and is subject to approval annually by the Board of Directors.

                       DETERMINATION OF NET ASSET VALUE

  Net asset value per share of Class I shares of SC-US, $.01 par value per share ("Common Stock"), is determined on each day the New York Stock Exchange is open for trading and on each other day on which there is a sufficient degree of trading in SC-US's investments to affect the net asset value, as of the close of trading on the New York Stock Exchange, by adding the market value of all securities in SC-US's portfolio and other assets represented by Class I shares, subtracting liabilities, incurred or accrued allocable to Class I shares, and dividing by the total number Class I shares then outstanding.

  For purposes of determining the net asset value per share of Class I shares, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the NASDAQ National Market are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

  Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by SC (US) Management to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. Any securities, or other assets, for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Directors that best reflects the fair value of such securities or assets.


                              PURCHASE OF SHARES

     Class I shares are being offered to investors whose minimum initial investment is $250,000. SC-US Class I shares may be purchased through Firstar Trust Company, SC-US's Transfer Agent, or any dealer that has entered into a sales agreement with the Distributor.

     Orders for shares of SC-US will become effective at the net asset value per share next determined after the receipt of payment. All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase transaction will be sent to you promptly following each transaction.
If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. Investors must specify that Class I shares are being purchased.

     If you choose a securities dealer that has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place an order for the purchase of SC-US shares. Such dealer may charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     By investing in SC-US, you appoint the Transfer Agent as your agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. All fractional shares will be held in book entry form. PLEASE NOTE THAT IT IS MORE COMPLICATED TO REDEEM SHARES HELD IN CERTIFICATE FORM.

INITIAL INVESTMENT

     The minimum initial investment is $250,000. Class I shares may be purchased by check or money order drawn on a U.S. bank, savings and loan, or credit union by wire transfer. The enclosed application must be completed and accompanied by payment in U.S. funds to open an account. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. Note that all applications to purchase shares are subject to acceptance by SC-US and are not binding until so accepted. SC-US reserves the right to decline to accept a purchase order application in whole or in part.

MAIL

     The following instructions should be used when mailing a check or money order payable to "Security Capital U.S. Real Estate Shares," via U.S. mail to the Distributor, a securities dealer or the Transfer Agent:

               VIA U.S. MAIL                      BY OVERNIGHT MAIL
               Firstar Trust Company              Firststar Trust Company
               Mutual Fund Services               Mutual Fund Services
               P.O. Box 701                       3rd Floor
               Milwaukee, Wisconsin 53201-0710    615 East Michigan Street
                                                  Milwaukee, Wisconsin 53202

     SC-REMFs does not consider the U.S. Postal Service or other independent delivery service to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box of purchase applications does not constitute receipt by the Transfer Agent or SC-REMFs. Do not mail letters by overnight courier to the post office box.

     Please note that if your check does not clear, a service charge of $20 will be charged and you will be responsible for any losses suffered by SC-US as a result.

WIRE PURCHASES

     Class I shares may be purchased by wire only through the Transfer Agent. The following instructions should be used when wiring funds to the Transfer Agent for the purchase of shares:

Wire to:            Firstar Bank
                    ABA Number 075000022

Credit:             Firstar Trust Company
                    Account 112-952-137

Further Credit:     Security Capital U.S. Real Estate Shares
                    (shareholder account number)
                    (shareholder name/registration)

     Please call 1-800-699-4594 prior to wiring any funds in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. SC-US AND ITS TRANSFER AGENT ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM OR FROM INCOMPLETE WIRING INSTRUCTIONS.

SUBSEQUENT INVESTMENTS

     Additional investments of at least $20,000 may be made by mail, wire or by telephone. When making an additional purchase by mail, a check payable to "Security Capital U.S. Real Estate Shares" along with the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed. To make an additional purchase by wire, a shareholder may call 1-800-699-4594 (toll free) for complete wiring instructions.

     You may purchase additional shares by moving money from your bank account to your SC-US account by telephone. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. In order for shares to be purchased at the net asset value determined as of the close of regular trading on a give date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System, before the close of regular trading on such date. Most transfers are completed within three business days. TELEPHONE TRANSACTIONS MAY NOT BE USED FOR INITIAL PURCHASES OF CLASS I SHARES.

EXCHANGE FEATURE

     Class I shares of SC-US may be exchanged for Class I shares of SC-ARBITRAGE, SC-EURO and SC-ASIA. Exchanges of Class I shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required. However, you may not exchange your investment in shares of SC-US, SC-ARBITRAGE, SC-EURO or SC-ASIA more than four times in any twelve-month period (including the initial exchange of your investment during that period).


                             REDEMPTION OF SHARES

     You may request redemption of part or all of your Class I shares at any time by telephone or by mail. The redemption of shares will be at the next determined net asset value. See "Determination of Net Asset Value." SC-US normally will mail the redemption proceeds to you on the next business day and, in any event, no later than seven business days after the receipt of a redemption request in good order. However, when a purchase has been made by check, SC-US may hold payment on redemption proceeds until it reasonably satisfied that the check has cleared, which may take up to twelve days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by SC-US of the Broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions. See "Determination of Net Asset Value."

     Redemption requests must be signed exactly as the shares are registered including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. If the Class I shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Firstar Trust Company together with a redemption request. The following instructions should be used for the redemption of shares by mail, by wire and by telephone:

MAIL AND WIRE

     For most redemption requests you need only furnish a written, unconditional request to redeem your Class R shares (for a fixed dollar amount) at net asset value to Security Capital U.S. Real Estate Shares:

               VIA U.S. MAIL                      BY OVERNIGHT MAIL
               Firstar Trust Company              Firststar Trust Company
               Mutual Fund Services               Mutual Fund Services
               P.O. Box 701                       3rd Floor
               Milwaukee, Wisconsin 53201-0710    615 East Michigan Street
                                                  Milwaukee, Wisconsin 53202

     Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges as $12.00 service fee for wire redemptions.

     Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. SC-REMFs does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or by SC-US. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

TELEPHONE

     You may redeem shares by telephone by calling the Transfer Agent at 1-800-699-4594. In order to utilize this procedure, you must have previously elected this option in writing, which election will be reflected in the Transfer Agent's records and the redemption proceeds will be mailed directly to you or transferred to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the Transfer Agent. See "Signature Guarantees" below. To change that address, you may call or submit a written request to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. SC-US reserves the right to limit the number of telephone redemptions by a shareholder. Once made, telephone redemption requests may not be modified or canceled.

     The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, SC-US will not be liable for any loss, cost or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption. SC-US reserves the right to refuse a telephone redemption request if so advised.

SIGNATURE GUARANTEES

  Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record;
(iii) any redemption request if a change of address request has been received by SC-US or Transfer Agent within the last 15 days and (iv) any redemption request involving $100,000 or more. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

OTHER REDEMPTION INFORMATION

  Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the redemption check for such proceeds has cleared.

  SC-US may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, or (ii) an emergency, as defined by rules adopted by the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of SC-US not reasonably practicable.

  The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

  A shareholder's account may be terminated by SC-US in not less than 30 days' notice if, at the time of any redemption of Class I shares in his or her account, the value of the remaining shares in the account falls below $250,000. Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven business days of the redemption. However, if a shareholder is affected by the exercise of this right, he or she will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

  A Class I shareholder who fails to satisfy minimum account balance requirements may elect to convert Class I shares to Class R shares. Class I shares will be converted to Class R shares at the next determined net asset value for Class I shares and Class R shares after the receipt by the distributor of a written conversion request. SC-US does not charge a fee to process conversions. SC-US reserves the right to reject any conversion request in whole or in part. The conversion feature may be modified or terminated at any time upon notice to SC-US Class I shareholders.


                          DIVIDENDS AND DISTRIBUTIONS

  Dividends from SC-US's investment income will be declared and distributed quarterly. SC-US intends to distribute net realized capital gains, if any, at least annually although SC-US's Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of SC-US's distribution policies for SC-US and its shareholders, see "Taxation."

  Distributions will automatically be paid in full and fractional shares of SC-US based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.


                                   TAXATION

  The following discussion is intended for general information only. Shareholders should consult with their own tax advisers as to the tax consequences of an investment in SC-US, including the status of distributions under applicable state or local law.

FEDERAL INCOME TAXES

  SC-US intends to qualify and elect to be taxed as a "regulated investment company" under the Code. To the extent that SC-US distributes its taxable income and net capital gain to its shareholders, qualification as a regulated investment company relieves SC-US of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by SC-US, which does not include distributions received by SC-US from REITs. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in SC-US at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of SC-US is financed with indebtedness.

  The excess of net long-term capital gains over the net short-term capital losses realized and distributed by SC-US to its shareholders as capital gain distributions is taxable to the shareholders as long-term capital gain, irrespective of the length of time a shareholder may have held his or her stock. Recent legislation reduced the maximum tax rate on capital gains to 20% for assets held for more than 18 months on the date of the sale or exchange of those assets. A notice issued by the Internal Revenue Service provides that a regulated investment company such as SC-US may, but is not required to, designate which portion of a capital gain distribution qualifies for the reduced capital gain rate. Long-term capital gain distributions are not eligible for the dividends-received deduction referred to above.

  Under current federal tax law, the amount of an ordinary income dividend or capital gain distribution declared by SC-US during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

  Any dividend or distribution received by a shareholder on shares of SC-US will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares for six months or less, and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  A dividend or capital gain distribution with respect to shares of SC-US held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan, except to the extent the shares are debt-financed within the meaning of Section 514 of the Code. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

  SC-US will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to SC-US, or the Secretary of the Treasury notifies SC-US that the shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

  Further information relating to tax consequences is contained elsewhere in this Prospectus and in the Statement of Additional Information.

STATE AND LOCAL TAXES

  SC-US distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular state and local tax consequences of an investment in SC-US.

                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

  Security Capital Real Estate Mutual Funds Incorporated, formerly Security Capital Employee REIT Fund Incorporated, was incorporated under Maryland law as SCERF Incorporated ("SCERF"), a wholly-owned subsidiary of Security Capital Group Incorporated, on December 20, 1996. On January 23, 1997, all the assets and liabilities of SCERF were transferred to Security Capital Employee REIT Fund Incorporated in a reorganization transaction. On December 16, 1997, its name was changed to Security Capital U.S. Real Estate Shares Incorporated. On [___________, 1998], its name was changed to Security Capital Real Estate Mutual Funds Incorporated.

  SC-REMFs is authorized to issue 200,000,000 shares of stock, $.01 par value per share. SC-REMFs's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-US's stock and reclassify and issue any unissued shares. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval. The Board of Directors of SC-REMFs has authorized the creation of four investment portfolios, SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA, each with two classes of shares: Class I shares and Class R shares. Class I shares offer different services to shareholders and incur different expenses than Class R shares. Each class pays its proportionate share of SC-REMFs's expenses.

  All classes of each series of SC-REMFs's shares have equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any class of any series of SC- REMFs's shares. All SC-REMFs shares, when duly issued, are fully paid and nonassessable. The rights of the holders of SC-US's Class I shares may not be modified except by the vote of a majority of the holders of all Class I shares outstanding. SC-US's Class I shareholders have exclusive voting rights with respect to matters relating solely to SC-US's Class I shares. SC-US's Class I shareholders vote separately from SC-US's Class R shareholders and SC-ARBITRAGE's, SC-EURO's and SC-ASIA's Class I and Class R shareholders on matters in which the interests of SC-US's Class I shareholders differ from the interests of SC-US's Class R shareholders and SC-ARBITRAGE's, SC-EURO's and SC-ASIA's Class I and Class R shareholders.

  SC-REMFs is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-REMFs entitled to vote at the meeting. SC-REMFs will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

  As of March 31, 1998, SCREALTY Incorporated owned 98.54% of the issued and outstanding Class I shares of SC-US, and 98.56% of the total issued and outstanding shares of SC-US, which means that SCREALTY Incorporated controls SC-REMFs for purposes of the 1940 Act. The effect of SCREALTY Incorporated's ownership of a controlling interest in SC-US and, therefore, SC-REMFs, is to dilute the voting power of other SC-US and SC-REMFs shareholders.


              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

  Firstar Trust Company, which has its principal business address at 615 East Michigan Street, Milwaukee, Wisconsin 53202 has been retained to act as Custodian of SC-US's investments and to serve as SC-US's transfer and dividend disbursing agent. Firstar Trust Company does not have any part in deciding SC-US's investment policies or which securities are to be purchased or sold for SC-US's portfolio.

                            REPORTS TO SHAREHOLDERS

  The fiscal year of SC-US ends on December 31 of each year. SC-US will send to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by SC-US's independent accountants, will be sent to shareholders each year. Please call 1-888-SECURITY (toll fee) for a copy of the most recent semi-annual report.

                            PERFORMANCE INFORMATION

  From time to time, SC-US may advertise the "average annual total return" of the Class I shares over various periods of time. This total return figure shows the average percentage change in value of an investment in SC-US's Class I shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of SC-US's Class I shares and assumes that any income, dividends and/or capital gains distributions made by SC-US's Class I shares during the period are reinvested in Class I shares of SC-US. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of SC-US's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that SC-US's Class I annual total return for any one year in the period might have been greater or less than the average for the entire period. SC-US also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in SC-US's Class I shares for the specific period (again reflecting changes in SC-US's Class I share price and assuming reinvestment of Class I dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

  It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information further describes the methods used to determine SC-US's performance.


                                YEAR 2000 RISKS

  Like investment companies, financial and business organizations around the world, SC-REMFs could be adversely affected if the computer systems used by the SC-REMFs, other service providers and entities with computer systems that are linked to SC-REMFs's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." SC-REMFs is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of SC-REMFs major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on SC-REMFs, SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA.


                             ADDITIONAL INFORMATION

  Any shareholder inquiries may be directed to SC-REMFs at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the Statement of Additional Information which is incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by SC-REMFs with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or may be obtained from the SEC's worldwide web site at http://www.sec.gov.

                                  PROSPECTUS

                                     LOGO

                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603

     Security Capital U.S. Real Estate Shares ("SC-US") is an investment portfolio of Security Capital Real Estate Mutual Funds ("SC-REMFs"), an open-end management investment company organized under Maryland law. SC-US seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-US's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in real estate securities in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. Security Capital (US) Management Group Incorporated ("SC (US) Management") serves as both investment adviser and administrator to SC-US.

     By this Prospectus, Class R shares of SC-US are being offered, SC-US also offers Class I shares to investors whose minimum initial investment is $250,000. Class I shares have different expenses than Class R shares which would affect performance. Investors desiring to obtain information about SC-US's other class of shares should call 1-888-SECURITY (toll free) or ask their sales representatives or SC-US's distributor. This Prospectus provides you with information specific to the Class R shares of SC-US. It contains information you should know before you invest in SC-US.

   INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE
                                   REFERENCE


     An investment in SC-US should not be the sole source of investment for a shareholder. Rather, an investment in SC-US should be considered as part of an overall portfolio strategy which includes fixed income and equity securities. SC-US is designed for long-term investors, including those who wish to use shares for tax deferred retirement plans and individual retirement accounts, and not for investors who intend to liquidate their investments after a short period of time.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in SC-US. SC-REMFs offers other investment portfolios which are described in the prospectuses for Security Capital European Real Estate Shares, Security Capital Asia/Pacific Real Estate Shares and Security Capital Real Estate Arbitrage Shares. A Statement of Additional Information dated [_______________,1998], containing additional and more detailed information about SC-US has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by calling 1-888-SECURITY (toll free) or writing SC-US's Sub-Administrator at: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

     THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY IN ANY STATE OR JURISDICTION WHERE PROHIBITED BY LAW OR TO ANY FIRM OR INDIVIDUAL TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         [_______________, 1998]

                               TABLE OF CONTENTS

                                                 PAGE
                                                 ----
Expenses.........................................   2

Financial Highlights.............................   4

Description of SC-REMFs and SC-US................   5

Investment Objective and Policies................   5

Investment Strategy..............................   6

Risk Factors.....................................   9

Non-Diversified Status; Portfolio Turnover.......   9

Management of SC-US..............................  10

Investment Advisory Agreement....................  13

Administrator and Sub-Administrator..............  13

Distribution and Servicing Plan..................  14

Determination of Net Asset Value.................  15

Purchase of Shares...............................  15

Redemption of Shares.............................  18

Dividends and Distributions......................  20

Taxation.........................................  20

Organization and Description of Capital Stock....  21

Custodian and Transfer and Dividend
Disbursing Agent.................................  22

Reports to Shareholders..........................  22

Performance Information..........................  22

Additional Information...........................  23

                                   EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

  Shareholder transaction expenses are direct charges which are incurred when shareholders buy or sell shares of SC-US.

ANNUAL FUND OPERATING EXPENSES

  The Class R shares of SC-US pay for certain expenses attributable to Class R shares directly out of SC-US's Class R assets. These expenses are related to management of SC-US, administration and other services. For example, SC-US pays an advisory fee and an administrative fee to SC (US) Management. SC-US also has other customary expenses for services such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. These operating expenses are subtracted from SC-US's Class R assets to calculate SC-US's Class R net asset value per share. In this manner, shareholders pay for these expenses indirectly.

  The following table is provided to help shareholders understand the direct expenses of investing in SC-US and the portion of SC-US's operating expenses that they might expect to bear indirectly. The numbers reflected below are based on SC-US's expenses for the fiscal period ending December 31, 1997.

                                 FEE TABLE (1)

Shareholder Transaction Expenses:
     Maximum sales charge on purchases and reinvested distributions......  None
     Redemption fee (2)..................................................  None
Annual Fund Operating Expenses (after expense waivers and/or reimbursements, as a percentage of average net assets):
     Management fees.....................................................  .60%
     12b-1 fees (3)......................................................  .25%
     Other expenses (4)..................................................  .15%
     Total fund operating expenses (5)................................... 1.15%

____________
(1) SC-US's net investment income and net expenses for the period January 1, 1997 through December 16, 1997, were allocated to each class of shares based upon the relative outstanding shares of each class as of the close of business on December 16, 1997, and the results thereof were combined with the results of operations for each applicable class for the period December 17, 1997 through December 31, 1997.
(2) SC-US's transfer agent charges a service fee of $12.00 for each wire redemption. In addition, the purchase or redemption of shares through a securities dealer that has not entered into a sales agreement with Security Capital Markets Group Incorporated, SC-US's distributor, may be subject to a transaction fee.
(3) SC-REMFs has adopted a Distribution and Service Plan for SC-US Class R shares pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, pursuant to which SC-US pays Security Capital Markets Group Incorporated a fee for distribution-related services and services related to the maintenance of shareholder accounts at the annual rate of 0.25% of SC-US's Class I average daily net assets. As a result, long-term Class I shareholders of SC-US may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc. ("NASD").
(4) Other Expenses are based upon the operating experience of SC-US since April 23, 1997, the effective date of its registration statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

(5) From April 23, 1997 through December 16, 1997, SC (US) Management committed to waive fees and/or reimburse expenses to maintain SC-US's operating expenses, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses at no more than 1.20% of SC-US's average daily net assets. Since December 17, 1997 and for the year ending December 31, 1998, SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-US's Class R total fund operating expenses, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses, at no more than 1.15% of the value of SC-US's Class R average daily net assets for the year ending December 31, 1998. Without such waiver and/or reimbursement, SC-US's actual total fund operating expenses would have been 1.194% of SC-US's Class R average daily net assets from April 23, 1997 to December 16, 1997 and 1.302% of SC-US's Class R average daily net assets from December 17, 1997 to December 31, 1997.

The information in the Fee Table has been restated to reflect current fees.


EXAMPLE

                                                            ONE   THREE  FIVE    TEN
                                                            YEAR  YEARS  YEARS  YEARS
                                                            ----  -----  -----  -----
A shareholder would bear the following expenses on
a $1,000 investment, assuming: a five percent annual
return and operating expenses as outlined in the fee
table above..............................................   $12   $37    $63    $140

     THE ACTUAL EXPENSES IN FUTURE YEARS MAY BE MORE OR LESS THAN THE NUMBERS IN THE EXAMPLE, DEPENDING ON A NUMBER OF FACTORS, INCLUDING THE ACTUAL VALUE OF SC-US'S ASSETS.

                   SECURITY CAPITAL U.S. REAL ESTATE SHARES

  The following audited financial highlights should be read in conjunction with the financial information and notes thereto which appear in the Statement of Additional Information.


SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED - CLASS R SHARES /(1)/

FINANCIAL HIGHLIGHTS
                                                                                       April 23, 1997 /(2)/
                                                                                            through
Per Share Data:                                                                       December 31, 1997
                                                                                      -----------------
Net asset value, beginning of period                                                          $  10.15

Income from investment operations:
 Net investment income                                                                            0.31
 Net realized and unrealized gain
   on investments                                                                                 2.49
 Total from investment operations                                                                 2.80

Less distributions:
 Dividends from net investment income                                                            (0.31)
 Dividends in excess of net investment income                                                    (0.15)
 Distributions from net realized gains                                                           (0.54)
 Total distributions                                                                             (1.00)

Net asset value, end of period                                                                $  11.95

Total return /(4)/                                                                               29.91%

Supplemental data and ratios:

 Net assets, end of period                                                                    $671,856

 Ratio of expenses to average net assets /(5)/ /(6)/                                              1.16%

 Ratio of net investment income to average net assets /(5) /(6)/                                  4.06%

 Portfolio turnover rate /(7)/                                                                   82.10%

 Average commission rate paid per share /(7)/                                                 $ 0.0595

(1) On December 16, 1997, the shares held by SC-US's existing shareholders were split into Class R and Class I shares based on the amount then invested in SC-US. For the year ended December 31, 1997, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets and the per share income from investment operations are presented on a basis whereby SC-US's net investment income and net expenses for the period January 1, 1997 through December 16, 1997, were allocated to each class of shares based upon the relative outstanding shares of each class as of the close of business on December 16, 1997, and the results thereof were combined with the results of operations for each applicable class for the period December 17, 1997 through December 31, 1997.
(2)  Date the Fund was effective with the SEC.
(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)  Not annualized for the period April 23, 1997 through December 16, 1997.
(5)  Annualized for the period April 23, 1997 through December 16, 1997.
(6) Without expense reimbursements of $21,285 for the period April 23, 1997 through December 31, 1997, the ratio of expenses to average net assets would have been 1.20% and the ratio of net investment income to average net assets would have been 4.02%.
(7) Portfolio turnover and average commission rate paid are caluclated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                    See notes to the financial statements.

                             DESCRIPTION OF SC-US

  SC-US is a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), an open-end management investment company organized under Maryland law on January 23, 1997. SC-REMFs is comprised of four investment portfolios, SC-US, Security Capital European Real Estate Shares ("SC-EURO") and Security Capital Real Estate Arbitrage Shares ("SC-ARBITRAGE") and Security Capital Asia/Pacific Real Estate Shares ("SC-ASIA").

  SC-US issues two classes of shares, one of which, Class R shares's offered by this prospectus. SC-US also issues Class I shares to investors whose minimum initial investment is $250,000. Class R shares offer different services and incur different expenses than Class I shares, which would affect performance. See "Purchase of Shares" and "Organization and Description of Capital Stock."


                       INVESTMENT OBJECTIVE AND POLICIES

  SC-US's investment objective is to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-US's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in real estate securities in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. SC-US's investment objective is "fundamental" and cannot be changed without approval of a majority of its outstanding voting securities. None of SC-US's policies, other than its investment objective and the investment restrictions described in the Statement of Additional Information , are fundamental and thus may be changed by SC-US's Board of Directors without shareholder approval. There can be no assurance that SC-US's investment objective will be achieved.

REAL ESTATE SECURITIES

  Under normal circumstances, SC-US will invest at least 80% of its assets in real estate securities, including real estate investment trusts ("REITs") and other publicly-traded real estate securities. Such equity securities will consist of (i) common stocks, (ii) rights or warrants to purchase common stocks,
(iii) securities convertible into common stocks where the conversion feature represents, in SC (US) Management's view, a significant element of the securities' value, and (iv) preferred stocks. For purposes of SC-US's investment policies, a "real estate company" is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in such real estate. SC-US may invest in securities issued by real estate companies that are controlled by Security Capital Group Incorporated or its affiliates.

REAL ESTATE INVESTMENT TRUSTS

  SC-US may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

ILLIQUID SECURITIES

  SC-US will not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. SC (US) Management will monitor the liquidity of such restricted securities under the supervision of SC-REMFs's Board of Directors. If SC-US invests in securities issued by a real estate company that is controlled by Security Capital Group Incorporated or any of its affiliates, such securities will be treated as illiquid securities. See the Statement of Additional Information for further discussion of illiquid securities.

DEBT SECURITIES AND MONEY MARKET INSTRUMENTS

  SC-US may invest in debt securities from time to time, if SC (US) Management believes investing in such securities might help achieve SC-US's objective. SC-US may invest in debt securities to the extent consistent with its investment policies, although SC (US) Management expects that under normal circumstances the Funds are not likely to invest a substantial portion of their assets in debt securities.

  SC-US will invest only in securities rated "investment grade" or considered by SC (US) Management to be of comparable quality. Investment grade securities are rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's. Descriptions of the securities ratings assigned by Moody's and Standard & Poor's are described in Appendix A to the Statement of Additional Information.

  When, in the judgment of SC (US) Management, market or general economic conditions justify a temporary defensive position, SC-US may invest in high-grade debt securities, including corporate debt securities, U.S. government securities, and short-term money market instruments, without regard to whether the issuer is a real estate company. SC-US may also at any time use funds awaiting investment or held as reserves to satisfy redemption requests or to pay dividends and other distributions to shareholders in short-term money market instruments.

SHORT SALES AND SHORT SALES AGAINST THE BOX

  SC-US may engage in short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ"). Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-US incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-US purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-US is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. SC-US may also engage in short sales against the box, which involves selling a security SC-US holds in its portfolio for delivery at a specified date in the future. SC-US will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-US's net assets (taken at market value). See the Statement of Additional Information for further discussion of short sales and short sales against the box.


                              INVESTMENT STRATEGY

  SC-US intends to continue to follow its disciplined, research driven investment strategy, to identify those publicly traded real estate companies which have the potential to deliver above average cash flow growth. This investment strategy has been deployed by SC-US since December 20, 1996, its inception date. As of December 31, 1997, the average annual total return for Class R shares was 28.83%, after deducting fees and expenses and allocating net investment income and net expense to Class I and Class R shares as described in SC-US's audited financial statements, which appear in the Statement of Additional Information. FOR CURRENT RETURN INFORMATION RELATED TO SC-US, CONTACT SC-US AT 1-888-SECURITY (TOLL FREE).

  SC-US's investment strategy is also similar to that of Security Capital U.S. Realty Special Opportunity Investments Portfolio ("USREALTY Special Opportunity"). USREALTY Special Opportunity is a private investment portfolio with assets of $344.6 million (at fair market value, as of December 31, 1997) that invests primarily in publicly traded real estate securities in the United States. USREALTY Special Opportunity is advised by Security Capital (EU) Management S.A. SC (US) Management, acting as subadviser to Security Capital
(EU) Management S.A., provides advice to USREALTY Special Opportunity with respect to investments in publicly traded U.S. REITs, relying on the same research and analytical tools and models that SC (US) Management will rely on in making investments on behalf of SC-US. From December 31, 1995 through December 31, 1997, USREALTY Special Opportunity achieved an average annual total return of approximately 42.61%, after the deduction of fees and expenses. Past performance is not necessarily indicative of future results. In addition, as a private investment portfolio, USREALTY Special Opportunity is not subject to the same regulatory requirements, including the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, there can be no assurance that SC-US can achieve results similar to those achieved by USREALTY Special Opportunity.]

REAL ESTATE INDUSTRY OVERVIEW

  SC (US) Management believes that the U.S. real estate industry has experienced a fundamental transformation in the last six and one-half years which has created a significant market opportunity. Direct investment of equity capital in real estate, as was prevalent in the 1980s, has decreased while investments in publicly traded equity REITs has increased. The increasing securitization of the U.S. real estate industry, primarily in the form of REITs, offers significant benefits to shareholders, including enhanced liquidity, real-time pricing and the opportunity for optimal growth and sustainable rates of return through a more rational and disciplined approach to capital allocation and operating management.

  SC (US) Management believes that the increasing securitization of the U.S. real estate industry is still in its initial stages and that this trend will continue over the next decade. SC-US intends to benefit from this restructuring by investing in equity REITs that SC (US) Management believes could produce above-average returns.

  In addition to providing greater liquidity than direct real estate investments, REITs have also generally out-performed direct real estate investments for each of the past one, five, ten and fifteen year periods ended December 31, 1997. The following chart reflects the performance of U.S. REITs compared to SC-US, USREALTY Special Opportunity, an index of direct U.S. real estate investments (NCREIF) and other indices.

                          REITS VS. OTHER INVESTMENTS
                         (AVERAGE ANNUAL TOTAL RETURN)

                                                   USREALTY(1)       NAREIT(2)     NCREIF(3)
THROUGH DECEMBER 31, 1997     SC-US     SC-US    ---------------  ---------------  ---------  S&P 500   BONDS(4)
-------------------------    --------  --------      SPECIAL       EQUITY INDEX      INDEX    --------  --------
                             CLASS I   CLASS R    OPPORTUNITY     ---------------  ---------
                             --------  --------  ---------------
 1 year                        25.20%    25.19%         25.18%           20.26%     13.71%      33.35%   9.78%
 5 years                                                                 18.28%      7.77%      20.23%   7.63%
15 years                                                                 14.99%      6.74%      17.49%  10.19%
20 years                                                                 16.02%      7.94%      16.63%   9.76%

_____________
(1) Described under "Investment Strategy."

(2) The National Association of Real Estate Investment Trusts ("NAREIT") equity index data is based upon the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System. The data is market-weighted.
(3) The National Counsel of Real Estate Investment Fiduciaries Property Index total return includes appreciation (or depreciation), realized capital gain (or loss) and income. It is computed by adding income and capital appreciation return on a quarterly basis.
(4) Merrill Lynch Government/Corporate Bond Index (Master).

    The investment results for SC-US, USREALTY Special Opportunity and the indices shown in the table reflect past performance and are not necessarily indicative of future results or the returns that shareholders should expect to receive from SC-US. The results shown represent SC-US's "total return" which assumes the reinvestment of all capital gains and income dividends. Results presented for the S&P 500 and the NAREIT equity index also assume the reinvestment of dividends; however, the indices are not managed and incur no operating expenses. This information is provided to facilitate a better understanding of SC-US and does not provide a basis for comparison with other investments which calculates performance differently.

A RESEARCH-DRIVEN PHILOSOPHY AND APPROACH

    SC-US seeks to achieve top-quartile returns by investing primarily in equity REITs which have the potential to deliver above-average growth. SC (US) Management believes that these investment opportunities can only be identified through the integration of extensive property market research and in-depth operating company cash flow modeling.

    Property Market Research. SC-US is uniquely positioned to access meaningful, proprietary real estate research collected at the market, submarket and property level. This market research is provided by operating professionals within the Security Capital Group Incorporated affiliate company network and assists SC
(US) Management in identifying attractive growth markets and property sectors prior to making investment decisions. Specifically, SC-US endeavors to identify markets reaching a "marginal turning point." The market research conducted by SC-US includes a comprehensive evaluation of real estate supply and demand factors (such as population and economic trends, customer and industry needs, capital flows and building permit and construction data) on a market and submarket basis and by product type. Specifically, primary market research evaluates normalized cash flow lease economics (accounting for capital expenditures and other leasing costs) to determine whether the core economy of a real estate market is expected to improve, stabilize or decline. Only through disciplined real estate market research does SC-US believe it can identify markets, and thus, real estate operating companies, with the potential for higher than average growth prospects.

    Real Estate Operating Company Evaluation and Cash Flow Modeling. SC (US) Management believes that analyzing the quality of a company's net cash flow ("NCF") and its potential growth is the appropriate identifier of above-average return opportunities. Certain REIT valuation models utilized by SC (US) Management integrate property market research with analysis on specific property portfolios in order to establish an independent value of the underlying sources of a company's NCF. Additional valuation models measure and compare the impact of certain factors, both internal and external, on NCF growth expectations. The data from these valuation models is ultimately compiled and reviewed in order to identify real estate operating companies with significant potential for growth.

                                 RISK FACTORS

RISKS OF INVESTMENT IN REAL ESTATE SECURITIES

  SC-US will not invest in real estate directly, but only in securities issued by real estate companies. However, SC-US may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

  In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent on the management skills of the management of the REIT and of the operators of the real estate in which the REITs are invested and generally may not be diversified. Equity and mortgage REITs are also subject to defaults by borrowers or customers and self-liquidation. REITs also generate expenses that are separate and apart from those charged by SC-US and therefore, shareholders will indirectly pay the fees charged by the REITs in which SC-US invests. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). The above factors may also adversely affect a borrower's or a customer's ability to meet its obligations to the REIT. In the event of a default by a borrower or customer, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.


                  NON-DIVERSIFIED STATUS & PORTFOLIO TURNOVER

  SC-US operates as a "non-diversified" investment company under the 1940 Act, which means SC-US is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, SC-US intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which generally will relieve SC-US of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Taxation." To qualify as a regulated investment company, among other requirements, SC-US will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of SC-US's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and SC-US will not own more than 10% of the outstanding voting securities of a single issuer. SC-US's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because SC-US, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in SC-US may present greater risk to an investor than an investment in a diversified company.

  SC-US anticipates that its annual portfolio turnover rate will not exceed 150%, but the turnover rate will not be a limiting factor when SC (US) Management deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 150% occurs, for example, when all of the securities held by SC-US are replaced one and one-half times in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by SC-US. High portfolio turnover may result in the realization of net short-term capital gains by SC-US which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."


                    DIRECTORS, OFFICERS AND OTHER PERSONNEL

     The overall management of the business and affairs of SC-US is vested with the Board of Directors of SC-REMFs. The Board of Directors approves all significant agreements between SC-REMFs and persons or companies furnishing services to SC-US, including SC-REMFs's agreements with SC (US) Management, or SC-US's administrator, custodian and transfer agent. The management of SC-US's day-to-day operations is delegated to the officers of SC-REMFs, who include the Managing Directors, SC (US) Management and the administrator, subject always to the investment objective and policies of SC-US and to general supervision by the Board of Directors. Although SC-REMFs is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-REMFs's Articles of Incorporation. The Directors and officers of SC-REMFs and the certain key members of the SC-US Portfolio Management Committee and their principal occupations are set forth below.

     Stephen F. Kasbeer                 Director of SC-REMFs. Retired; Senior
                                        Vice President for Administration and
                                        Treasurer of Loyola University, Chicago
                                        from 1981 to July 1994, where he was
                                        responsible for administration,
                                        investment, real estate and treasurer
                                        functions, served as Chief Investment
                                        Officer, was Chairman of the Operations
                                        Committee, was a member of the
                                        Investment and Finance Committees of the Board of Trustees and was President and a Director of the Loyola Management
                                        Company. Mr. Kasbeer received his J.D.
                                        from John Marshall Law School and his
                                        M.A. and B.S. from Northwestern
                                        University.

     Anthony R. Manno Jr.               Chairman of the Board of Directors,
                                        Managing Director and President of SC-
                                        REMFs. Managing Director of SC (US)
                                        Management since March 1997, where he is responsible for overseeing all investment and capital allocation matters for SC (US) Management's public market securities activities and is also responsible for company and industry analysis, market strategy and trading and reporting; from January 1995 to March 1997, he was Managing Director of
                                        SC (US) Management, where he performed
                                        the same functions. Mr. Manno was a
                                        member of the Investment Committee of
                                        Security Capital Group Incorporated from
                                        March 1994 to June 1996. Prior to
                                        joining Security Capital, Mr. Manno was
                                        a Managing Director of LaSalle Partners
                                        Limited from March 1980 to March 1994.
                                        Mr. Manno received his M.B.A. from the
                                        University of Chicago Graduate School of
                                        Business, an M.A. and a B.A. from
                                        Northwestern University and is a
                                        Certified Public Accountant.

     George F. Keane                    Director of SC-REMFs. Chairman of the
                                        Board of Trigen Energy Corporation since
                                        1994. As founding chief executive of The
                                        Common Fund in 1971 and Endowment Realty
                                        Investors in 1988, Mr. Keane for many
                                        years headed an investment management
                                        service for colleges, universities and
                                        independent schools that managed $15
                                        billion for 1,200
                                        educational institutions when he became
                                        President Emeritus of the Common Fund in
                                        1993. He has served as a member of the
                                        Investment Advisory Committee of the $75 billion New York State Common Retirement
                                        Fund since 1982. He has been a Director
                                        of the RCB Trust Company since 1991, a
                                        Trustee of the Nicholas Applegate
                                        Investment Trust since 1993, and a
                                        Director of the Bramwell Funds since
                                        1994. He is also a Director of Universal
                                        Stainless & Alloy Products, Global
                                        Pharmaceutical Corporation, United Water
                                        Resources and United Properties Group,
                                        Gulf Resources Corporation, and the
                                        Universal Bond Fund, and is an advisor
                                        to Associated Energy Managers. Mr. Keane also serves as a Trustee of his alma mater, Fairfield University where he received his B.A., and as a Director and Chairman of the Investment Committee of the United Negro College Fund. Mr. Keane holds honorary degrees from Loyola
                                        University, Chicago, Illinois and
                                        Lawrence University, Appleton,
                                        Wisconsin.

     Robert H. Abrams                   Director of SC-REMFs. Founder of
                                        Colliers ABR, Inc. (formerly Abrams
                                        Benisch Riker Inc.), a property
                                        management firm. Mr. Abrams was
                                        Principal of Colliers ABR, Inc. from
                                        1978 to 1992 and since 1992, has served
                                        as a Consultant. From 1959 to 1978 Mr.
                                        Abrams was Executive Vice President and
                                        Director of Cross and Brown Company. Mr.
                                        Abrams also serves as a Director of
                                        Greater New York Mutual Insurance
                                        Company and Trustee Emeritus and
                                        Presidential Counselor of his alma
                                        mater, Cornell University. Mr. Abrams
                                        received his M.B.A. from Harvard
                                        University and his B.A. from Cornell
                                        University.

     John H. Gardner, Jr.               Director of SC-REMFs. Managing Director
                                        of Security Capital (US) Management
                                        Group since July, 1997. Prior thereto,
                                        Director of Security Capital Pacific
                                        Trust ("PTR") and the PTR REIT Manager
                                        from February 1995 to June 1997 and
                                        Senior Vice President of Security
                                        Capital Atlantic Incorporated
                                        ("ATLANTIC"), PTR and the PTR REIT
                                        Manager from September 1994 to June 1997 where he had overall responsibility for asset management and multifamily dispositions. Prior to joining Security
                                        Capital, Mr. Gardner was with Copley
                                        Real Estate Advisors as a Managing
                                        Director and Principal responsible for
                                        portfolio management from January 1991
                                        to September 1994 and as a Vice
                                        President and Principal of asset
                                        management from December 1984 to
                                        December 1990. From July 1977 to
                                        November 1984, Mr. Gardner was a Real
                                        Estate Manager with the John Hancock
                                        Companies. Mr. Gardner received his M.S.
                                        in Computer Information Systems from
                                        Bentley College and his B.S. in
                                        Accounting from Stonehill College.

     Jeffrey C. Nellessen               Vice President, Secretary and Treasurer
                                        of SC-REMFs. Vice President and
                                        Controller of SC (US) Management since
                                        March 1997. Prior thereto, from June
                                        1988 to March 1997, he was Controller,
                                        Manager of Client Administration and
                                        Compliance

                                        Officer at Strong Capital Management,
                                        Inc. Mr. Nellessen is a Certified Public
                                        Accountant, Certified Management
                                        Accountant and a Certified Financial
                                        Planner. He received his B.B.A. from the University of Wisconsin, Madison.

     Kenneth D. Statz                   Managing Director of SC-REMFs. Managing
                                        Director of SC (US) Management since
                                        November 1997 where he is responsible
                                        for the development and implementation
                                        of portfolio investment strategy. Prior
                                        thereto, Senior Vice President and
                                        Senior REIT Analyst from July 1996 to
                                        October 1997 and Vice President from May
                                        1995 to June 1996. Prior to joining
                                        Security Capital, Mr. Statz was a Vice
                                        President in the investment research
                                        department of Goldman, Sachs & Co., from
                                        February 1993 to January 1995,
                                        concentrating on research and
                                        underwriting for the REIT industry.
                                        Prior thereto, Mr. Statz was a real
                                        estate stock portfolio manager and a
                                        managing director of Chancellor Capital
                                        Management from August 1982 to February
                                        1992. Mr. Statz received his M.B.A. and
                                        B.B.A. from the University of Wisconsin, Madison.

     Kevin W. Bedell                    Senior Vice President of SC-REMFs.
                                        Senior Vice President of SC (US)
                                        Management since November 1997 and Vice
                                        President since July 1996, where he is
                                        responsible for directing the activities of the industry/company securities research group and providing in-depth proprietary research on publicly traded companies. Prior to joining SC (US)
                                        Management, Mr. Bedell spent nine years
                                        with LaSalle Partners Limited where he
                                        was Equity Vice President and Portfolio
                                        Manager responsible for the strategic,
                                        operational and financial management of
                                        a private REIT with commercial real
                                        estate investments of $600-800 million.
                                        Mr. Bedell received his M.B.A. from the
                                        University of Chicago and his B.A. from
                                        Kenyon College.

     Albert D. Adriani                  Member, SC-US Portfolio Management
                                        Committee; Vice President of SC (US)
                                        Management since April 1996, where he is responsible for providing portfolio management analysis. From January 1995 to April 1996, he was Vice President,
                                        Security Capital (UK) Management Limited and SC-USREALTY; from March 1994 to January 1995, he was with Security
                                        Capital Markets Group. Prior thereto, he was an investment analyst with HAL
                                        Investments BV from July 1992 to January
                                        1994. Mr. Adriani received his M.B.A.
                                        from the University of Chicago Graduate
                                        School of Business and his B.A. with
                                        honors from the University of Chicago.
                                        Mr. Adriani is a Chartered Financial
                                        Analyst.

SC (US) MANAGEMENT

     Security Capital (US) Management Group Incorporated ("SC (US) Management"), with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, has been retained to provide investment advice, and, in general, to conduct the management and investment program of SC-US under the overall supervision and control of the Directors of SC-REMFs.

  SC (US) Management was formed in March 1994, and is registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). SC
(US) Management's principal officers include Anthony R. Manno Jr., Managing Director and President, John H. Gardner, Jr., Managing Director, Kenneth D. Statz, Managing Director, and Kevin W. Bedell, Senior Vice President. SC (US) Management is a wholly-owned subsidiary of Security Capital Group Incorporated, a real estate research, investment and management company.

  The SC-US Portfolio Management Committee, which is comprised of certain SC-REMFs officers and SC (US) Management analysts, is primarily responsible for the construction of SC-US's portfolio.


                         INVESTMENT ADVISORY AGREEMENT

  Pursuant to an investment advisory agreement (the "Advisory Agreement"), SC
(US) Management furnishes a continuous investment program for SC-US's portfolio, makes the day-to-day investment decisions for SC-US, and generally manages SC-US's investments in accordance with the stated policies of SC-US, subject to the general supervision of SC-REMFs's Board of Directors. SC (US) Management also selects brokers and dealers to execute purchase and sale orders for the portfolio transactions of SC-US. SC (US) Management provides persons satisfactory to the Directors of SC-REMFs to serve as officers of SC-REMFs. Such officers, as well as certain other employees and Directors of SC-REMFs, may be directors, officers, or employees of SC (US) Management.

  Under the Advisory Agreement, SC-US Class R shares pay SC (US) Management a monthly management fee in an amount equal to 1/12th of .60% of the value of SC-US's Class R average daily net assets (approximately .60% on an annual basis). SC-US Management also has committed to waive fees and/or reimburse expenses to maintain SC-US's Class R shares' total operating expenses, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses at no more than 1.15% of the value of SC-US's Class R average daily net assets for the year ending December 31, 1998.

  In addition to the payments to SC (US) Management under the Advisory Agreement described above, SC-US Class R shares pay certain other costs of operations including (a) administration, custodian and transfer agency fees, (b) fees of Directors who are not affiliated with SC (US) Management, (c) legal and auditing expenses, (d) costs of printing and postage fees related to preparing and distributing SC-US's prospectus and shareholder reports, (e) costs of maintaining SC-REMFs's existence, (f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, and (i) upon the approval of SC-REMFs's Board of Directors, costs of personnel of SC (US) Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-US shares pays for the portion SC-US's expenses attributable to its operations. Income, realized gains and losses, unrealized appreciation and depreciation and certain expenses not allocated to a particular class are allocated to each class based on the net assets of that class in relation to the net assets of SC-REMFs.


                      ADMINISTRATOR AND SUB-ADMINISTRATOR

  SC (US) Management has also entered into a fund accounting and administration agreement with SC-REMFs (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-US, including (i) providing office space, telephone, office equipment and supplies for SC-REMFs;
(ii) paying compensation of SC-REMFs's officers for services rendered as such;
(iii) authorizing expenditures and approving bills for payment on behalf of SC-US; (iv) supervising preparation of the periodic updating of SC-US's Prospectus and Statement of Additional Information; (v) supervising preparation of quarterly reports to SC-US's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of SC-US's investment portfolio and the publication of the net asset value of SC-US's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-US, including the custodian ("Custodian"), transfer agent ("Transfer Agent") and printers; (viii) providing trading desk facilities for SC-US; (ix) maintaining books and records for SC-US (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-US's income tax returns; and
(x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

  In accordance with the terms of the Administration Agreement and with the approval of SC-REMFs's Board of Directors, SC (US) Management has caused SC-REMFs to retain Firstar Trust Company (the "Sub-Administrator") as sub-administrator under a fund administration and servicing agreement (the "Sub-Administration Agreement").

  Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-US's net asset value and preparing such figures for publication, maintaining certain of SC-US's books and records that are not maintained by SC (US) Management, or the custodian or transfer agent, preparing financial information for SC-US's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-REMFs pays the Sub-Administrator a monthly administration fee at the annual rate of .06% of the first $200 million of SC-US's average daily net assets, and at lower rates on SC-US's average daily net assets in excess of that amount, subject to an annual minimum fee of $30,000. The Sub-Administrator also serves as SC-US's Custodian and Transfer Agent. See "Custodian and Transfer and Dividend Disbursing Agent."

  Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-US under the Sub-Administration Agreement, subject to the overall authority of SC-REMFs's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from SC-REMFs at the annual rate of .02% of the value of SC-US's average daily net assets.


                        DISTRIBUTION AND SERVICING PLAN

  The Board of Directors of SC-REMFs and the Class R shareholders of SC-US have adopted a Distribution and Servicing Plan ("Plan") with respect to SC-US's Class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, SC-US pays to Security Capital Markets Group Incorporated, in its capacity as principal distributor of SC-US's shares (the "Distributor"), a monthly fee equal to, on an annual basis, .25% of the value of SC-US's Class R average daily net assets.

  The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of Class R shares and for providing certain services to Class R shareholders. The Distributor may pay third parties in respect of these services such amount as it may determine. SC-US understands that these third parties may also charge fees to their clients who are beneficial owners of SC-US Class R shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

  The Distributor, with offices located at 11 South LaSalle Street, Chicago,
Illinois 60603, is an affiliate of SC (US) Management.   See "Distribution Plan"
in the Statement of Additional Information for a listing of the types of expenses for which the Distributor and third parties may be compensated under the Plan. If the fee received by the Distributor exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan is reviewed and is subject to approval annually by the Board of Directors.

                       DETERMINATION OF NET ASSET VALUE

  Net asset value per share of Class R shares of SC-US, $.01 par value per share ("Common Stock"), is determined on each day the New York Stock Exchange is open for trading and on each other day on which there is a sufficient degree of trading in SC-US's investments to affect the net asset value, as of the close of trading on the New York Stock Exchange, by adding the market value of all securities in SC-US's portfolio and other assets represented by Class R shares, subtracting liabilities, incurred or accrued allocable to Class R shares, and dividing by the total number Class R shares then outstanding.

  For purposes of determining the net asset value per share of Class R shares, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the NASDAQ National Market are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

  Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by SC (US) Management to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. Any securities, or other assets, for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Directors that best reflects the fair value of such securities or assets.

                               PURCHASE OF SHARES

  SC-US Class R shares may be purchased through Firstar Trust Company, SC-US's Transfer Agent, or any dealer that has entered into a sales agreement with the Distributor.

   Orders for shares of SC-US will become effective at the net asset value per share next determined after the receipt of payment. All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase transaction will be sent to you promptly following each transaction.
If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. Investors must specify that Class R shares are being purchased.

  If you choose a securities dealer that has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place an order for the purchase of SC-US shares. Such dealer may charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

  By investing in SC-US, you appoint the Transfer Agent as your agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the

Transfer Agent. All fractional shares will be held in book entry form. PLEASE NOTE THAT IT IS MORE COMPLICATED TO REDEEM SHARES HELD IN CERTIFICATE FORM.

INITIAL INVESTMENT

  The minimum initial investment is $2,500. For individual retirement account and employee benefit plans qualified under Section 401, 403(b)(7) or 457 of the Code as well as UGMA or UTMA accounts the minimum initial investment is $1,000. For investors using the Automatic Investment Plan (described below) the minimum initial investment is $250. These minimums can be changed or waived by SC-US at any time. Shareholders will be given at least 30 days notice of any increase in the minimum dollar amount of subsequent investments.

  Class R shares may be purchased by check or money order drawn on a U.S. bank, savings and loan, or credit union by wire transfer. The enclosed application must be completed and accompanied by payment in U.S. funds to open an account. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. Note that all applications to purchase shares are subject to acceptance by SC-US and are not binding until so accepted. SC-US reserves the right to decline to accept a purchase order application in whole or in part.

MAIL

  The following instructions should be used when mailing a check or money order payable to "Security Capital U.S. Real Estate Shares," via U.S. mail to the Distributor, a securities dealer or the Transfer Agent:

          VIA U.S. MAIL                      VIA OVERNIGHT MAIL
          Firstar Trust Company              Firstar Trust Company
          Mutual Fund Services               Mutual Fund Services
          P.O. Box 701                       3rd Floor
          Milwaukee, Wisconsin 53201-0701    615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

  SC-REMFs does not consider the U.S. Postal Service or other independent delivery service to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box of purchase applications does not constitute receipt by the Transfer Agent or SC-REMFs. Do not mail letters by overnight courier to the post office box.

  Please note that if your check does not clear, a service charge of $20 will be charged and you will be responsible for any losses suffered by SC-US as a result.

WIRE PURCHASES

  Class R shares may be purchased by wire only through the Transfer Agent. The following instructions should be used when wiring funds to the Transfer Agent for the purchase of shares:

Wire to:            Firstar Bank
                    ABA Number 075000022

Credit:             Firstar Trust Company
                    Account 112-952-137

Further Credit:     Security Capital U.S. Real Estate Shares
                    (shareholder account number)
                    (shareholder name/account registration)

  Please call 1-800-699-4594 prior to wiring any funds in order to obtain a confirmation number and to ensure prompt and accurate handling of Funds. SC-US AND ITS TRANSFER AGENT ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM OR FROM INCOMPLETE WIRING INSTRUCTIONS.

AUTOMATIC INVESTMENT PLAN

  The Automatic Investment Plan allows regular, systematic investments in SC-US Class R shares from a bank checking or NOW account. SC-US will reduce the minimum initial investment to $250 if a shareholder elects to use the Automatic Investment Plan. To establish the Automatic Investment Plan, an investor should complete the appropriate section in SC-US's application and an existing SC-US shareholder should call 1-888-SECURITY (toll free) for an automatic investment plan form. The Automatic Investment Plan can be set up with any financial institution that is a member of the ACH. Under certain circumstances (such as discontinuation of the Automatic Investment Plan before the minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500), SC-US reserves the right to close such account. Prior to closing any account for failure to reach the minimum initial investment, SC-US will give a shareholder written notice and 60 days in which to reinstate the Automatic Investment Plan or otherwise reach the minimum initial investment. A shareholder should consider his or her financial ability to continue in the Automatic Investment Plan until the minimum initial investment amount is met because SC-US has the right to close such account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

  Under the Automatic Investment Plan, a shareholder may choose to make investments on the day of his or her choosing (or the next business day thereafter) in amounts of $250 or more. There is no service fee for participating in the Automatic Investment Plan. However, a service fee of $20.00 will be deducted from a shareholder's SC-US account for any Automatic Investment Plan purchase that does not clear due to insufficient funds or, if prior to notifying SC-US in writing or by telephone to terminate the plan, a shareholder closes his or her bank account or in any manner prevent withdrawal of funds from the designated bank checking or NOW account.

  The Automatic Investment Plan is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, a shareholder will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, a shareholder should consider his or her financial ability to continue the program through periods of low share price levels.

SUBSEQUENT INVESTMENTS

  Additional investments of at least $250 may be made by mail, wire or by telephone. When making an additional purchase by mail, a check payable to "Security Capital U.S. Real Estate Shares" along with the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed. To make an additional purchase by wire, a shareholder may call 1-800-699-4594 (toll free) for complete wiring instructions.

  You may purchase additional shares by moving money from your bank account to your SC-US account by telephone. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. In order for shares to be purchased at the net asset value determined as of the close of regular trading on a give date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System, before the close of regular trading on such date. Most transfers are completed within three business days. TELEPHONE TRANSACTIONS MAY NOT BE USED FOR INITIAL PURCHASES OF CLASS R SHARES.

EXCHANGE FEATURE

  Class R shares of SC-US may be exchanged for Class R shares of SC-ARBITRAGE, SC-EURO and SC-ASIA. Exchanges of Class R shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required. However, you may not exchange your investment in shares of SC-US, SC-ARBITRAGE, SC-EURO or SC-ASIA more than four times in any twelve-month period (including the initial exchange of your investment during that period).

CLASS I SHARES

  SC-US also issues Class I shares which offer different services and incur different expenses which would affect performance. Investors may call the Distributor at 1-800-699-4594 (toll free) to obtain additional information.


                              REDEMPTION OF SHARES

  You may request redemption of part or all of your Class R shares at any time by telephone or by mail. The redemption of shares will be at the next determined net asset value. See "Determination of Net Asset Value." SC-US normally will mail the redemption proceeds to you on the next business day and, in any event, no later than seven business days after the receipt of a redemption request in good order. However, when a purchase has been made by check, SC-US may hold payment on redemption proceeds until it reasonably satisfied that the check has cleared, which may take up to twelve days.

  Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by SC-US of the Broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions. See "Determination of Net Asset Value."

  Redemption requests must be signed exactly as the shares are registered including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. If the Class R shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Firstar Trust Company together with a redemption request. The following instructions should be used for the redemption of shares by mail, by wire and by telephone:

MAIL AND WIRE

  For most redemption requests you need only furnish a written, unconditional request to redeem your Class R shares (for a fixed dollar amount) at net asset value to Security Capital U.S. Real Estate Shares:

          VIA U.S. MAIL                      BY OVERNIGHT MAIL
          Firstar Trust Company              Firstar Trust Company
          Mutual Fund Services               Mutual Fund Services
          P.O. Box 701                       3rd Floor
          Milwaukee, Wisconsin 53201-0701    615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

  Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges as $12.00 service fee for wire redemptions.

  Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. SC-REMFs does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or by SC-US. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

TELEPHONE

  You may redeem shares by telephone by calling the Transfer Agent at 1-800-699-4594. In order to utilize this procedure, you must have previously elected this option in writing, which election will be reflected in the Transfer Agent's records and the redemption proceeds will be mailed directly to you or transferred to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the Transfer Agent. See "Signature Guarantees" below. To change that address, you may call or submit a written request to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. SC-US reserves the right to limit the number of telephone redemptions by a shareholder. Once made, telephone redemption requests may not be modified or canceled.

  The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, SC-US will not be liable for any loss, cost or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption. SC-US reserves the right to refuse a telephone redemption request if so advised.

SIGNATURE GUARANTEES

  Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record;
(iii) any redemption request if a change of address request has been received by SC-US or Transfer Agent within the last 15 days and (iv) any redemption request involving $100,000 or more. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

OTHER REDEMPTION INFORMATION

  Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the redemption check for such proceeds has cleared.

  SC-US may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, or (ii) an emergency, as defined by rules adopted by the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of SC-US not reasonably practicable.

  The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

  A shareholder's account may be terminated by SC-US in not less than 30 days' notice if, at the time of any redemption of Class R shares in his or her account, the value of the remaining shares in the account falls below $2,500 ($1,000 in the case of individual retirement accounts and employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Code). Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven business days of the redemption. However, if a shareholder is affected by the exercise of this right, he or she will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

                          DIVIDENDS AND DISTRIBUTIONS

  Dividends from SC-US's investment income will be declared and distributed quarterly. SC-US intends to distribute net realized capital gains, if any, at least annually although SC-US's Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of SC-US's distribution policies for SC-US and its shareholders, see "Taxation."

  Distributions will automatically be paid in full and fractional shares of SC-US based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.


                                    TAXATION

  The following discussion is intended for general information only. Shareholders should consult with their own tax advisers as to the tax consequences of an investment in SC-US, including the status of distributions under applicable state or local law.

FEDERAL INCOME TAXES

  SC-US intends to qualify and elect to be taxed as a "regulated investment company" under the Code. To the extent that SC-US distributes its taxable income and net capital gain to its shareholders, qualification as a regulated investment company relieves SC-US of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by SC-US, which does not include distributions received by SC-US from REITs. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in SC-US at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of SC-US is financed with indebtedness.

  The excess of net long-term capital gains over the net short-term capital losses realized and distributed by SC-US to its shareholders as capital gain distributions is taxable to the shareholders as long-term capital gain, irrespective of the length of time a shareholder may have held his or her stock. Recent legislation reduced the maximum tax rate on capital gains to 20% for assets held for more than 18 months on the date of the sale or exchange of those assets. A notice issued by the Internal Revenue Service provides that a regulated investment company such as SC-US may, but is not required to, designate which portion of a capital gain distribution qualifies for the reduced capital gain rate. Long-term capital gain distributions are not eligible for the dividends-received deduction referred to above.

  Under current federal tax law, the amount of an ordinary income dividend or capital gain distribution declared by SC-US during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

  Any dividend or distribution received by a shareholder on shares of SC-US will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less, and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  A dividend or capital gain distribution with respect to shares of SC-US held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan, except to the extent the shares are debt-financed within the meaning of Section 514 of the Code. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

  SC-US will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to SC-US, or the Secretary of the Treasury notifies SC-US that the shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

  Further information relating to tax consequences is contained elsewhere in this Prospectus and in the Statement of Additional Information.

STATE AND LOCAL TAXES

  SC-US distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular state and local tax consequences of an investment in SC-US.


                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

  Security Capital Real Estate Mutual Funds Incorporated, formerly Security Capital Employee REIT Fund Incorporated, was incorporated under Maryland law as SCERF Incorporated ("SCERF"), a wholly-owned subsidiary of Security Capital Group Incorporated, on December 20, 1996. On January 23, 1997, all the assets and liabilities of SCERF were transferred to Security Capital Employee REIT Fund Incorporated in a reorganization transaction. On December 16, 1997, its name was changed to Security Capital U.S. Real Estate Shares. On [___________, 1998], its name was changed to Security Capital Real Estate Mutual Funds Incorporated.

  SC-REMFs is authorized to issue 200,000,000 shares of stock, $.01 par value per share. SC-REMFs's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-US's stock and reclassify and issue any unissued shares of SC-REMFs. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval. The Board of Directors of SC-REMFs has authorized the creation of four investment portfolios; SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA, each with two classes of shares:
Class I shares and Class R shares. Class I shares offer different services to shareholders and incur different expenses than Class R shares. Each class pays its proportionate share of SC-REMFs's expenses.

  All classes of each series of SC-REMFs's shares have equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any class of any series of SC-REMFs's shares. All SC-REMFs shares, when duly issued, are fully paid and nonassessable. The rights of the holders of SC-US's Class R shares may not be modified except by the vote of a majority of the holders of all Class R shares outstanding. SC-US's Class R shareholders have exclusive voting rights with respect to matters relating solely to SC-US's Class R shares. SC-US's Class R shareholders vote separately from SC-US's Class I shareholders and SC-ARBITRAGE's, SC-EURO's and SC-ASIA's Class I and Class R shareholders on matters in which the interests of SC-US's Class R shareholders differ from the interests of SC-US's Class I shareholders and SC-ARBITRAGE's, SC-EURO's and SC-ASIA's Class I and Class R shareholders.

  SC-REMFs is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-REMFs entitled to vote at the meeting. SC-REMFs will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

  As of March 31, 1998, SCREALTY Incorporated owned 98.54% of the issued and outstanding Class I shares of SC-US, and 98.56% of the total issued and outstanding shares of SC-US, which means that SCREALTY Incorporated controls SC-REMFs for purposes of the 1940 Act. The effect of SCREALTY Incorporated's ownership of a controlling interest in SC-US and, therefore, SC-REMFs, is to dilute the voting power of other SC-US and SC-REMFs shareholders.


             CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

  Firstar Trust Company, which has its principal business address at 615 East Michigan Street, Milwaukee, Wisconsin 53202 has been retained to act as Custodian of SC-US's investments and to serve as SC-US's transfer and dividend disbursing agent. Firstar Trust Company does not have any part in deciding SC-US's investment policies or which securities are to be purchased or sold for SC-US's portfolio.


                            REPORTS TO SHAREHOLDERS

  The fiscal year of SC-US ends on December 31 of each year. SC-US will send to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by SC-US's independent accountants, will be sent to shareholders each year. Please call 1-888-SECURITY (toll free) for a copy of the most recent semi-annual report.


                            PERFORMANCE INFORMATION

  From time to time, SC-US may advertise the "average annual total return" of the Class R shares over various periods of time. This total return figure shows the average percentage change in value of an investment in SC-US's Class R shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of SC-US's Class R shares and assumes that any income, dividends and/or capital gains distributions made by SC-US's Class R shares during the period are reinvested in Class R shares of SC-US. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of SC-US's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that SC-US's Class R annual total return for any one year in the period might have been greater or less than the average for the entire period. SC-US also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in SC-US's Class R shares for the specific period (again reflecting changes in SC-US's Class R share price and assuming reinvestment of Class R dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

  It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information further describes the methods used to determine SC-US's performance.


                                YEAR 2000 RISKS

  Like investment companies, financial and business organizations around the world, SC-REMFs could be adversely affected if the computer systems used by the SC-REMFs, other service providers and entities with computer systems that are linked to SC-REMFs's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." SC-REMFs is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of SC-REMFs major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on SC-REMFs, SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA.


                            ADDITIONAL INFORMATION

  Any shareholder inquiries may be directed to SC-REMFs at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the Statement of Additional Information which is incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by SC-REMFs with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or may be obtained from the SEC's worldwide web site at http://www.sec.gov.

                                  PROSPECTUS

                                     LOGO

                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603


  Security Capital Real Estate Arbitrage Shares ("SC-ARBITRAGE") is an investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), an open-end management investment company organized under Maryland law. SC-ARBITRAGE seeks to provide shareholders with maximum returns by engaging in various arbitrage transactions in real estate securities in the United States. Security Capital (US) Management Group Incorporated ("SC (US) Management") serves as both investment adviser and administrator to SC-ARBITRAGE.

  By this Prospectus, Class I shares of SC-ARBITRAGE are being offered. Class I shares are offered to investors whose minimum investment is $250,000. See "Purchase of Shares." SC-ARBITRAGE also offers Class R shares to investors whose minimum initial investment is $2,500. Class R shares have different expenses than Class I shares which would affect performance. Investors desiring to obtain information about SC-ARBITRAGE's other class of shares should call 1-888-SECURITY (toll free) or ask their sales representatives or SC-ARBITRAGE's distributor.

  INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

  An investment in SC-ARBITRAGE should not be the sole source of investment for a shareholder. Rather, an investment in SC-ARBITRAGE should be considered as part of an overall portfolio strategy which includes fixed income and equity securities.

  This Prospectus sets forth concisely the information a prospective investor should know before investing in SC-ARBITRAGE. SC-REMFs offers other investment portfolios which are described in the prospectuses for Security Capital U.S. Real Estate Shares, European Real Estate shares, and Security Capital Asia/Pacific Real Estate Shares. A Statement of Additional Information dated [_______________,1998], containing additional and more detailed information about SC-ARBITRAGE has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by calling 1-888-SECURITY (toll free) or writing SC-ARBITRAGE's Sub-Administrator at: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

  THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY IN ANY STATE OR JURISDICTION WHERE PROHIBITED BY LAW OR TO ANY FIRM OR INDIVIDUAL TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         [_______________, 1998]

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Expenses...........................................   2

Description of SC-REMFs and SC-ARBITRAGE...........   4

Investment Objectives and Policies.................   4

Trading and Investment Strategies..................   6

Risk Factors.......................................   8

Non-Diversified Status; Portfolio Turnover.........  10

Management of SC-ARBITRAGE.........................  11

Investment Advisory Agreements.....................  14

Administrator and Sub-Administrator................  15

Determination of Net Asset Value...................  16

Purchase of Shares.................................  17

Redemption of Shares...............................  18

Dividends and Distributions........................  21

Taxation...........................................  21

Organization and Description of Capital Stock......  22

Custodian and Transfer and Dividend
  Disbursing Agent.................................  23

Reports to Shareholders............................  23

Performance Information............................  23

Additional Information.............................  24

                                   EXPENSES

Shareholder Transaction Expenses

  Shareholder transaction expenses are direct charges which are incurred when shareholders buy or sell shares of SC-ARBITRAGE.

ANNUAL FUND OPERATING EXPENSES

  The Class I shares of SC-ARBITRAGE pay for certain expenses attributable to Class I shares directly out of SC-US's Class I assets. These expenses are related to management of SC-ARBITRAGE, administration and other services. For example, SC-ARBITRAGE pays an advisory fee and an administrative fee to SC (US) Management. SC-ARBITRAGE also has other customary expenses for services such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. These operating expenses are subtracted from SC-ARBITRAGE's Class I assets to calculate SC-ARBITRAGE's Class I net asset value per share. In this manner, shareholders pay for these expenses indirectly.

  The following table is provided to help shareholders understand the direct expenses of investing in SC-ARBITRAGE and the portion of SC-ARBITRAGE's operating expenses that they might expect to bear indirectly. The numbers reflected below are based on SC-ARBITRAGE's projected expenses for its current fiscal period ending December 31, 1998, assuming that SC-ARBITRAGE's average annual net assets for such fiscal year are $100 million.


                                   FEE TABLE

Shareholder Transaction Expenses:
     Maximum sales charge on purchases and reinvested distributions.....   None
     Redemption fee (1).................................................   None
Annual Fund Operating Expenses (after expense waivers and/or reimbursements, as a percentage of average net assets):
     Management fees (2)................................................  2.00%
     12b-1 fees.........................................................   None
     Other expenses (3).................................................   .15%
     Total fund operating expenses......................................  2.15%

____________
(1) SC-US's transfer agent charges a service fee of $12.00 for each wire redemption. In addition, the purchase or redemption of shares through a securities dealer that has not entered into a sales agreement with Security Capital Markets Group Incorporated, SC-ARBITRAGE's distributor, may be subject to a transaction fee.

(2) The 2.00% management fee is a "fulcrum fee" that will be applied to SC-ARBITRAGE's net assets in accordance with Securities and Exchange Commission regulations. After the first three full months of operations, SC-ARBITRAGE will pay a monthly advisory fee to SC (US) Management which varies between an annual rate of 0.50% and 3.50% of SC-ARBITRAGE's average daily net assets based on the SC-ARBITRAGE's total return investment performance for the prior twelve-month period relative to the percentage change in Wilshire Real Estate Index ("WAREIT") for the same period (the "Index Return"). Until SC-ARBITRAGE completes twelve full calendar months of operations, the performance adjustment, which is 10% of the difference between the investment performance of SC-ARBITRAGE and the investment performance of WAREIT, will be measured from the date of inception. The advisory fee is structured so that it will be 2.00% if SC-ARBITRAGE's investment performance for the preceding twelve months (net of fees and expenses, including the advisory fee) equals the Index Return.


(3) Other Expenses are based estimated amounts for the current fiscal year.


EXAMPLE

                                                        ONE   THREE
                                                        YEAR  YEARS
                                                        ----  -----
A shareholder would bear the following expenses on
a $1,000 investment, assuming: a five percent annual
return, operating expenses as outlined in the fee
table above and redemption at the end of each period.... $24    $75

     THE ACTUAL EXPENSES IN FUTURE YEARS MAY BE MORE OR LESS THAN THE NUMBERS IN THE EXAMPLE, DEPENDING ON A NUMBER OF FACTORS, INCLUDING THE ACTUAL VALUE OF SC-ARBITRAGE'S ASSETS.

                          DESCRIPTION OF SC-ARBITRAGE

  SC-ARBITRAGE is a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), an open-end management investment company organized under Maryland law on January 23, 1997. SC-REMFs is comprised of four investment portfolios, SC-ARBITRAGE, Security Capital U.S. Real Estate Shares ("SC-US"), Security Capital European Real Estate Shares ("SC-EURO") and Security Capital Asia/Pacific Real Estate Shares ("SC-ASIA").

  SC-ARBITRAGE issues two classes of shares, one of which, Class I shares, includes investors whose minimum initial investment is $250,000. The second class of shares, Class R shares, which are offered to all other eligible investors, offers different services and incurs different expenses than Class I shares, which would affect performance. See "Purchase of Shares" and "Organization and Description of Capital Stock." SC-ARBITRAGE Class I shares are offered by this prospectus.


                       INVESTMENT OBJECTIVE AND POLICIES

  SC-ARBITRAGE's investment objective is to provide shareholders with maximum returns by engaging in various arbitrage transactions in real estate securities in the United States. SC-ARBITRAGE's investment focus will be real estate securities which are undergoing initial public offerings, secondary offerings, mergers and acquisitions and restructurings. SC-ARBITRAGE's investment strategy may cause SC-ARBITRAGE to take positions in real estate securities that are different than those taken by SC-US, another SC-REMFs investment portfolio.

  SC-ARBITRAGE's investment objective is "fundamental" and cannot be changed without approval of a majority of its outstanding voting securities. None of SC-ARBITRAGE's policies, other than its investment objective and the investment restrictions described in the Statement of Additional Information, are fundamental and thus may be changed by SC-ARBITRAGE's Board of Directors without shareholder approval. There can be no assurance that SC-ARBITRAGE's investment objective will be achieved.

REAL ESTATE SECURITIES

  Under normal circumstances, SC-ARBITRAGE will invest at least 80% of its assets in real estate securities. Such equity securities will consist of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks where the conversion feature represents, in SC (US) Management's view, a significant element of the securities' value, and (iv) preferred stocks. For purposes of SC-ARBITRAGE's investment policies, a "real estate company" is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in such real estate. SC-ARBITRAGE may invest in securities issued by real estate companies that are controlled by Security Capital Group Incorporated or its affiliates.

REAL ESTATE INVESTMENT TRUSTS

  SC-ARBITRAGE may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

ILLIQUID SECURITIES

  SC-ARBITRAGE will not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. SC (US) Management will monitor the liquidity of such restricted securities under the supervision of SC-REMFs's Board of Directors. If SC-ARBITRAGE invests in securities issued by a real estate company that is controlled by Security Capital Group Incorporated or any of its affiliates, such securities will be treated as illiquid securities. See the Statement of Additional Information for further discussion of illiquid securities.

CONVERTIBLE SECURITIES, WARRANTS AND EQUITY-LINKED SECURITIES

  SC-ARBITRAGE may invest in convertible securities, preferred stock, warrants and other securities exchangeable under certain circumstances for shares of common stock. Warrants are instruments giving holders the right but not the obligation, to buy shares of a company at a given price during a specified period.

  SC-ARBITRAGE also may invest in equity-linked securities, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities. The return on equity-linked securities depends on the creditworthiness of the issuer. See Risk Factors.

DEBT SECURITIES AND MONEY MARKET INSTRUMENTS

  SC-ARBITRAGE may invest in debt securities from time to time, if SC (US) Management believes investing in such securities might help achieve SC-ARBITRAGE's objective. SC-ARBITRAGE may invest in debt securities to the extent consistent with its investment policies, although SC (US) Management expects that under normal circumstances the Funds are not likely to invest a substantial portion of their assets in debt securities.

  SC-ARBITRAGE may invest in lower-quality, high-yielding debt securities. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which a Fund may invest may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in Appendix A to the Statement of Additional Information.

  SC-ARBITRAGE will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although SC (US) Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. If a security's rating is reduced below investment grade, an investment in that security may entail the risks of lower-rated securities described below. See Risk Factors.

  When, in the judgment of SC (US) Management, market or general economic conditions justify a temporary defensive position, SC-ARBITRAGE will deviate from its investment objective and invest all or any portion of its assets in high-grade debt securities, including corporate debt securities, U.S. government securities, and short-term money market instruments, without regard to whether the issuer is a real estate company. SC-ARBITRAGE may also at any time invest funds awaiting investment or held as reserves to satisfy redemption requests or to pay dividends and other distributions to shareholders in short-term money market instruments.


                       TRADING AND INVESTMENT STRATEGIES

ARBITRAGE TRANSACTIONS

  SC-ARBITRAGE seeks to achieve maximum returns by engaging in short-term trading, risk and convertible arbitrage transactions. SC-ARBITRAGE's short-term trading and arbitrage transactions will focus primarily on real estate securities which are undergoing initial public offerings, secondary offerings, mergers and acquisitions and restructurings. SC (US) Management relies on a dynamic integration of quantitative analysis in combination with SC (US) Management's Integrated Valuation Matrix to identify unique arbitrage and other short-term opportunities for SC-ARBITRAGE's portfolio.

        . MERGERS AND ACQUISITIONS ARBITRAGE. SC-ARBITRAGE will engage in arbitrage transactions involving purchases of the securities of a real estate company that is being acquired and sales of the securities of the acquiror.

        . LIQUIDITY ARBITRAGE. SC-ARBITRAGE will engage in liquidity arbitrage transactions, involving the purchase and immediate sale of blocks of real estate securities. SC (US) Management's valuation methodologies facilitate liquidity arbitrage by SC-ARBITRAGE enabling SC-ARBITRAGE to respond quickly to block opportunities as they arise.

        . CAPITAL ISSUANCE ARBITRAGE. SC-ARBITRAGE will engage in arbitrage transactions associated with REIT capital raising activities.

        . EVENT ARBITRAGE. SC-ARBITRAGE will engage in event arbitrage transactions in the securities of real estate companies which are undergoing a restructuring, spin-off or other structured event.

SHORT SALES AND SHORT SALES AGAINST THE BOX

  SC-ARBITRAGE may engage in short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ") to effect arbitrage transactions. Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-ARBITRAGE incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-ARBITRAGE purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-ARBITRAGE is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. SC-ARBITRAGE generally will engage in short sales only to effect arbitrage transactions. All short sales will be fully collateralized. SC-ARBITRAGE may also engage in short sales against the box, which involves selling a security SC-ARBITRAGE holds in its portfolio for delivery at a specified date in the future. SC-ARBITRAGE will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 100% of SC-ARBITRAGE's net assets (taken at market value). See the Statement of Additional Information for further discussion of short sales and short sales against the box.

BORROWING AND LEVERAGE

  SC-ARBITRAGE may borrow money in order to invest in additional portfolio securities and engage in liquidity arbitrage transactions. This practice, known as "leverage," increases SC-ARBITRAGE's market exposure and its risk. When SC-ARBITRAGE has borrowed money for leverage and its investments increase or decrease in value, SC-ARBITRAGE's net asset value will normally increase or decrease more than if it had not borrowed money. The interest SC-ARBITRAGE must pay on borrowed money will reduce the amount of any potential gains or increase any losses. SC-ARBITRAGE generally will not employ leverage in the absence of liquidity arbitrage opportunities. The amount of money borrowed by SC-ARBITRAGE for leverage may generally not exceed one-third of SC-ARBITRAGE's assets (including the amount borrowed).

  SC-ARBITRAGE may at times borrow money by means of reverse repurchase agreements. Reverse repurchase agreements generally involve the sale by SC-ARBITRAGE of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. The investment by SC-ARBITRAGE of the proceeds of a reverse repurchase agreement is the speculative leverage component of the transaction. SC-ARBITRAGE will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement.

SECURITIES LOANS AND REPURCHASE AGREEMENTS

  SC-ARBITRAGE may lend portfolio securities to broker-dealers and may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines of SC-REMFs's Board of Directors. These transactions must be fully collateralized at all time.

  In a repurchase agreement, SC-ARBITRAGE buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is generally from overnight to one week and never exceeds one year. SC-ARBITRAGE always receives securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement.

OPTIONS AND FUTURES

  SC-ARBITRAGE may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. Through the purchase and sale of futures contracts and related options, SC-ARBITRAGE may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return. SC-ARBITRAGE also may write a call or put option in return for a premium, which is retained by SC-ARBITRAGE whether or not the option is exercised.

  SC-ARBITRAGE's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is difficult to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that SC-ARBITRAGE will be able to utilize these instruments effectively for the purposes stated above. Options and futures transactions involve certain risks which are described below and in the Statement of Additional Information.

  Transactions in options and futures contracts involve brokerage costs and may require SC-ARBITRAGE to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

INDEX FUTURES AND OPTIONS

  SC-ARBITRAGE may buy and sell index futures contracts ("index futures") and options on index futures and on indices (or may purchase investments whose values are based on the value from time to time of one or more securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when SC-ARBITRAGE enters into and terminates an index futures or option transaction, SC-ARBITRAGE realizes a gain or loss. SC-ARBITRAGE may also buy and sell index futures and options to increase its investment return.


                                 RISK FACTORS

REAL ESTATE SECURITIES

  SC-ARBITRAGE will not invest in real estate directly, but only in securities issued by real estate companies. However, SC-ARBITRAGE may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

  In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent on the management skills of the management of the REIT and of the operators of the real estate in which the REITs are invested and generally may not be diversified. Equity and mortgage REITs are also subject to defaults by borrowers or customers and self-liquidation. REITs also generate expenses that are separate and apart from those charged by SC-US and therefore, shareholders will indirectly pay the fees charged by the REITs in which SC-US invests. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). The above factors may also adversely affect a borrower's or a customer's ability to meet its obligations to the REIT. In the event of a default by a borrower or customer, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

DEBT SECURITIES

  Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See Appendix A to the Statement of Additional Information.

EQUITY-LINKED SECURITIES

  Equity-linked securities are convertible into, or based upon the value of, underlying equity securities. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market which is fairly developed and liquid. The market for such securities may be shallow, however, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities.

SHORT SALES AND SHORT SALES AGAINST THE BOX

  A short sale is a transaction in which SC-ARBITRAGE sells securities it does not own, but has borrowed, in anticipation of a decline in the market value of the securities. A short sale against the box is a transaction in which SC-ARBITRAGE sells securities it owns or has the right to acquire, also in anticipation of a decline in market value. An increase in the value of securities sold short or sold short against the box by SC-ARBITRAGE will result in a loss to SC-ARBITRAGE, and there can be no assurance that SC-ARBITRAGE will be able to limit the amount of its loss on a short position by closing out the position at any particular time or at an acceptable price.

BORROWING AND LEVERAGE

  SC-ARBITRAGE may borrow money to invest in additional portfolio securities in connection with liquidity arbitrage transactions. The interest SC-ARBITRAGE must pay on borrowed money will reduce the amount of any potential gains or increase any losses. Successful use of leverage depends on SC (US) Management's ability to predict market movements correctly. SC-ARBITRAGE may at times borrow money by means of reverse repurchase agreements, which will increase SC-ARBITRAGE's overall investment exposure and may result in losses if interest rates rise during the term of such an agreement. Additionally, if the purchaser of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the SC-ARBITRAGE's repurchase obligation, and SC-ARBITRAGE's use of proceeds under the agreement may effectively be restricted pending such decision.

SECURITIES LOANS AND REPURCHASE AGREEMENTS

  A repurchase agreement may be viewed as a fully collateralized loan of money by SC-ARBITRAGE to the seller. If the seller defaults and the value of the collateral declines, SC-ARBITRAGE might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, SC-ARBITRAGE's realization of gain upon the collateral may be delayed or limited. Repurchase agreements with durations or maturities over seven days in length are considered to be illiquid securities.

RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES

  Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index of the securities held by a Fund that are the subject of a hedge. The successful use by SC-ARBITRAGE of the strategies described above further depends on the ability of SC (US) Management to forecast market movements correctly. Other risks arise from SC-ARBITRAGE's potential inability to close out futures or options positions. Although SC-

ARBITRAGE will enter into options and futures transactions only if SC (US) Management believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that SC-ARBITRAGE will be able to effect closing transactions at any particular time or at an acceptable price. Certain provisions of the Internal Revenue Code may limit SC-ARBITRAGE's ability to engage in options and futures transactions.

  SC-ARBITRAGE expects that its options and futures transactions generally will be conducted on recognized exchanges. SC-ARBITRAGE may in certain instances purchase and sell options in the over-the-counter markets. SC-ARBITRAGE's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. SC-ARBITRAGE will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of SC (US) Management, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

  SC-ARBITRAGE will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on SC-ARBITRAGE's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of SC-ARBITRAGE's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)


                  NON-DIVERSIFIED STATUS & PORTFOLIO TURNOVER

  SC-ARBITRAGE operates as a "non-diversified" investment company under the 1940 Act, which means SC-ARBITRAGE is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, SC-ARBITRAGE intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which generally will relieve SC-ARBITRAGE of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Taxation." To qualify as a regulated investment company, among other requirements, SC-ARBITRAGE will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of SC-ARBITRAGE's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and SC-ARBITRAGE will not own more than 10% of the outstanding voting securities of a single issuer. SC-ARBITRAGE's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because SC-ARBITRAGE, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in SC-ARBITRAGE may present greater risk to an investor than an investment in a diversified company.

  SC-ARBITRAGE anticipates that its annual portfolio turnover rate will not exceed 400%, but the turnover rate will not be a limiting factor when SC (US) Management deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 400% occurs, for example, when all of the securities held by SC-ARBITRAGE are replaced 4 times in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by SC-ARBITRAGE. High portfolio turnover may result in the realization of net short-term capital gains by SC-ARBITRAGE which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."

                    OFFICERS, DIRECTORS AND OTHER PERSONNEL

  The overall management of the business and affairs of SC-ARBITRAGE is vested with the Board of Directors of SC-REMFs. The Board of Directors approves all significant agreements between SC-REMFs and persons or companies furnishing services to SC-ARBITRAGE, including SC-REMFs's agreements with SC (US) Management, or SC-ARBITRAGE's administrator, custodian and transfer agent. The management of SC-ARBITRAGE's day-to-day operations is delegated to the officers of SC-REMFs, who include the Managing Directors, SC (US) Management and the administrator, subject always to the investment objective and policies of SC-ARBITRAGE and to general supervision by the Board of Directors. Although SC-REMFs is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-REMFs's Articles of Incorporation. The Directors and Officers of SC-REMFs and certain key members of SC-ARBITRAGE's Portfolio Management Committee and their principal occupations are set forth below.

  Stephen F. Kasbeer               Director of SC-REMFs. Retired; Senior Vice
                                   President for Administration and Treasurer of Loyola University, Chicago from 1981 to July
                                   1994, where he was responsible for
                                   administration, investment, real estate and treasurer functions, served as Chief
                                   Investment Officer, was Chairman of the
                                   Operations Committee, was a member of the Investment and Finance Committees of the Board of Trustees and was President and a Director of the Loyola Management Company.
                                   Mr. Kasbeer received his J.D. from John
                                   Marshall Law School and his M.A. and B.S.
                                   from Northwestern University.

  Anthony R. Manno Jr.             Chairman of the Board of Directors, Managing
                                   Director and President of SC-REMFs. Managing
                                   Director of SC (US) Management since March
                                   1997, where he is responsible for overseeing all investment and capital allocation matters for SC (US) Management's public market securities activities and is also responsible for company and industry analysis, market strategy and trading and reporting; from January 1995 to March 1997, he was Managing
                                   Director of SC (US) Management, where he performed the same functions. Mr. Manno was a member of the Investment Committee of Security Capital Group Incorporated from
                                   March 1994 to June 1996. Prior to joining
                                   Security Capital, Mr. Manno was a Managing
                                   Director of LaSalle Partners Limited from
                                   March 1980 to March 1994. Mr. Manno received his M.B.A. from the University of Chicago
                                   Graduate School of Business, an M.A. and a B.A. from Northwestern University and is a Certified Public Accountant.

  George F. Keane                  Director of SC-REMFs. Chairman of the Board
                                   of Trigen Energy Corporation since 1994. As founding chief executive of The Common Fund in 1971 and Endowment Realty Investors in
                                   1988, Mr. Keane for many years headed an investment management service for colleges, universities and independent schools that managed $15 billion for 1,200 educational institutions when he became President
                                   Emeritus of
                                   the Common Fund in 1993. He has served as a member of the Investment Advisory Committee of the $75 billion New York State Common
                                   Retirement Fund since 1982. He has been a Director of the RCB Trust Company since 1991, a Trustee of the Nicholas Applegate
                                   Investment Trust since 1993, and a Director of the Bramwell Funds since 1994. He is also a Director of Universal Stainless & Alloy
                                   Products, Global Pharmaceutical Corporation,
                                   United Water Resources and United Properties
                                   Group, Gulf Resources Corporation, and the
                                   Universal Bond Fund, and is an advisor to Associated Energy Managers. Mr. Keane also serves as a Trustee of his alma mater, Fairfield University where he received his B.A., and as a Director and Chairman of the Investment Committee of the United Negro
                                   College Fund. Mr. Keane holds honorary
                                   degrees from Loyola University, Chicago,
                                   Illinois and Lawrence University, Appleton,
                                   Wisconsin.

  Robert H. Abrams                 Director of SC-REMFs. Founder of Colliers
                                   ABR, Inc. (formerly Abrams Benisch Riker
                                   Inc.), a property management firm. Mr. Abrams was Principal of Colliers ABR, Inc. from 1978 to 1992 and since 1992, has served as a Consultant. From 1959 to 1978 Mr. Abrams was
                                   Executive Vice President and Director of
                                   Cross and Brown Company. Mr. Abrams also serves as a Director of Greater New York
                                   Mutual Insurance Company and Trustee Emeritus and Presidential Counselor of his alma mater, Cornell University. Mr. Abrams received his
                                   M.B.A. from Harvard University and his B.A.
                                   from Cornell University.

  John H. Gardner, Jr.             Director of SC-REMFs. Managing Director of
                                   Security Capital (US) Management since July,
                                   1997. Prior thereto, Director of Security
                                   Capital Pacific Trust ("PTR") and the PTR
                                   REIT Manager from February 1995 to June 1997 and Senior Vice President of Security Capital
                                   Atlantic Incorporated ("ATLANTIC"), PTR and the PTR REIT Manager from September 1994 to
                                   June 1997 where he had overall responsibility for asset management and multifamily dispositions. Prior to joining Security
                                   Capital, Mr. Gardner was with Copley Real
                                   Estate Advisors as a Managing Director and
                                   Principal responsible for portfolio
                                   management from January 1991 to September
                                   1994 and as a Vice President and Principal of asset management from December 1984 to December 1990. From July 1977 to November
                                   1984, Mr. Gardner was a Real Estate Manager with the John Hancock Companies. Mr. Gardner received his M.S. in Computer Information
                                   Systems from Bentley College and his B.S. in Accounting from Stonehill College.

  Jeffrey C. Nellessen             Vice President, Secretary and Treasurer of
                                   SC-REMFs. Vice President and Controller of SC
                                   (US) Management since March 1997. Prior
                                   thereto, from June 1988 to March 1997, he was Controller, Manager of Client Administration and Compliance Officer at Strong Capital
                                   Management, Inc. Mr. Nellessen is
                                   a Certified Public Accountant, Certified
                                   Management Accountant and a Certified
                                   Financial Planner. He received his B.B.A.
                                   from the University of Wisconsin, Madison.

  Kenneth D. Statz                 Managing Director of SC-REMFs. Managing
                                   Director of SC (US) Management since November
                                   1997 and Senior REIT Analyst where he is responsible for the development and implementation of portfolio investment strategy. Prior thereto, Senior Vice
                                   President from July 1996 to October 1997 and
                                   Vice President from May 1995 to June 1996.
                                   Prior to joining Security Capital, Mr. Statz was a Vice President in the investment research department of Goldman, Sachs & Co., from February 1993 to January 1995, concentrating on research and underwriting for the REIT industry. Prior thereto, Mr.
                                   Statz was a real estate stock portfolio
                                   manager and a managing director of Chancellor
                                   Capital Management from August 1982 to
                                   February 1992. Mr. Statz received his M.B.A.
                                   and B.B.A. from the University of Wisconsin, Madison.

  Kevin W. Bedell                  Senior Vice President of SC-REMFs. Senior
                                   Vice President of SC (US) Management since
                                   November 1997 and Vice President since July
                                   1996, where he is responsible for directing the activities of the industry/company securities research group and providing in-depth proprietary research on publicly traded companies with office and industrial sectors.
                                   Prior to joining SC (US) Management, Mr.
                                   Bedell spent nine years with LaSalle Partners
                                   Limited where he was Equity Vice President and Portfolio Manager responsible for the strategic, operational and financial management of a private REIT with commercial real estate investments of $600-800 million.
                                   Mr. Bedell received his M.B.A. from the
                                   University of Chicago and his B.A. from
                                   Kenyon College.

  Albert D. Adriani                Member, SC-ARBITRAGE Portfolio Management
                                   Committee; Vice President of SC (US)
                                   Management since April 1996, where he is responsible for providing portfolio management analysis. From January 1995 to April 1996, he was Vice President, Security
                                   Capital (UK) Management Limited and SC-
                                   USREALTY; from March 1994 to January 1995, he was with Security Capital Markets Group.
                                   Prior thereto, he was an investment analyst with HAL Investments BV from July 1992 to
                                   January 1994. Mr. Adriani received his M.B.A.
                                   from the University of Chicago Graduate
                                   School of Business and his B.A. with honors from the University of Chicago. Mr. Adriani is a Chartered Financial Analyst.

SC (US) MANAGEMENT

  Security Capital (US) Management Group Incorporated ("SC (US) Management"), with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, has been retained to provide investment advice, and, in general, to conduct the management and investment program of SC-ARBITRAGE under the overall supervision and control of the Directors of SC-REMFs.

  SC (US) Management was formed in March 1994, and is registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). SC
(US) Management's principal officers include Anthony R. Manno Jr., Managing Director and President, John H. Gardner, Jr., Managing Director, Kenneth D. Statz, Managing Director and Kevin W. Bedell, Senior Vice President. SC (US) Management is a wholly-owned subsidiary of Security Capital Group Incorporated, a real estate research, investment and management company.

  The SC-ARBITRAGE Portfolio Management Committee, which is comprised of certain SC-REMFs officers and SC (US) Management analysts, is primarily responsible for the construction of SC-ARBITRAGE's portfolio.


                         INVESTMENT ADVISORY AGREEMENT

  Pursuant to an investment advisory agreement (the "Advisory Agreement"), SC
(US) Management furnishes a continuous investment program for SC-ARBITRAGE's portfolio, makes the day-to-day investment decisions for SC-ARBITRAGE, and generally manages SC-ARBITRAGE's investments in accordance with the stated policies of SC-ARBITRAGE, subject to the general supervision of SC-REMFs's Board of Directors. SC (US) Management also selects brokers and dealers to execute purchase and sale orders for the portfolio transactions of SC-ARBITRAGE. SC
(US) Management provides persons satisfactory to the Directors of SC-REMFs to serve as officers of SC-REMFs. Such officers, as well as certain other employees and Directors of SC-ARBITRAGE, may be directors, officers, or employees of SC (US) Management.

  Under the Advisory Agreement, SC-ARBITRAGE's Class I shares pay SC (US) Management a monthly management fee in an amount equal to 1/12th of 2.00% of the value of SC-ARBITRAGE's Class I average daily net assets (approximately 2.00% on an annual basis). After the first three full months of operations, SC-ARBITRAGE Class I shares will pay SC (US) Management an annual investment advisory fee which increases or decreases from a "fulcrum fee" of 2.00% of SC-ARBITRAGE's Class I average daily net assets based on the total return investment performance of SC-ARBITRAGE for the prior twelve-month period. Until SC-ARBITRAGE completes twelve full months of operations, the performance adjustment will be measured from the date of inception relative to the percentage change in the Wilshire Real Estate Index (the "Index") for the same period (the "Index Return"). A general description of the index is included in the Statement of Additional Information.

  The advisory fee will be paid monthly, at an annual rate which varies between 0.50% and 3.50% of SC-ARBITRAGE's average net assets. The advisory fee is structured so that it will be 2.00% of SC-ARBITRAGE's average net assets if SC-ARBITRAGE's investment performance for the preceding twelve months (net of all fees and expenses, including the advisory fee) equals the Index Return. The advisory fee increases or decreases from the "fulcrum fee" of 2.00% by 10 percent of the difference between SC-ARBITRAGE's investment performance during the preceding twelve months and the Index Return during that period, up to the maximum fee of 3.50% or down to the minimum fee of 0.50%. The following table shows examples of the advisory fees which would be applicable at the stated levels of the Fund's performance relative to the Index Return for a particular twelve-month period.

                                                ADVISORY FEE
              FUND PERFORMANCE                (AS % OF AVERAGE
        (NET OF FEES AND EXPENSES)            DAILY NET ASSETS)*

          Index Return + 15%                           3.50%
          Index Return + 10                            3.00
          Index Return + 5                             2.50
          Index Return + 3                             2.30
          Index Return + 1                             2.10
          Index Return                                 2.00
          Index Return - 1                             1.90
          Index Return - 3                             1.70
          Index Return - 5                             1.50
          Index Return - 10                            1.00
          Index Return - 15                            0.50


* The advisory fee increases or decreases from a "fulcrum fee" of 2.00%.

  The "fulcrum fee" of 2.00% is higher than the fees paid by most other investment companies and, accordingly, the fee paid by SC-ARBITRAGE may exceed the advisory fees paid by most other investment companies, even if the investment performance of SC-ARBITRAGE is less than the Index Return. Also, SC
(US) Management may receive the maximum fee even if the Fund's absolute performance is negative and may receive the minimum fee in instances where SC-ARBITRAGE experience significant positive performance.

  In addition to the payments to SC (US) Management under the Advisory Agreement described above, SC-ARBITRAGE's Class I shares pay certain other costs of operations including (a) administration, custodian and transfer agency fees, (b) fees of Directors who are not affiliated with SC (US) Management, (c) legal and auditing expenses, (d) costs of printing and postage fees related to preparing and distributing SC-ARBITRAGE's prospectus and shareholder reports, (e) costs of maintaining SC-REMFs's existence, (f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, and (i) upon the approval of SC-REMFs's Board of Directors, costs of personnel of SC (US) Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-ARBITRAGE shares pays for the portion SC-ARBITRAGE's expenses attributable to its operations. Income, realized gains and losses, unrealized appreciation and depreciation and certain expenses not allocated to a particular class are allocated to each class based on the net assets of that class in relation to the net assets of SC-REMFs.


                      ADMINISTRATOR AND SUB-ADMINISTRATOR

  SC (US) Management has also entered into a fund accounting and administration agreement with SC-REMFs (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-ARBITRAGE, including
(i) providing office space, telephone, office equipment and supplies for SC-REMFs; (ii) paying compensation of SC-REMFs's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of SC-ARBITRAGE; (iv) supervising preparation of the periodic updating of SC-ARBITRAGE's Prospectus and Statement of Additional Information; (v) supervising preparation of quarterly reports to SC-ARBITRAGE's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of SC-ARBITRAGE's investment portfolio and the publication of the net asset value of SC-ARBITRAGE's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-ARBITRAGE, including the custodian ("Custodian"), transfer agent ("Transfer Agent") and printers; (viii) providing trading desk facilities for SC-ARBITRAGE; (ix) maintaining books and records for SC-ARBITRAGE (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-ARBITRAGE's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

  In accordance with the terms of the Administration Agreement and with the approval of SC-REMFs's Board of Directors, SC (US) Management has caused SC-REMFs to retain Firstar Trust Company (the "Sub-Administrator") as sub-administrator under a fund administration and servicing agreement (the "Sub-Administration Agreement").

  Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-ARBITRAGE's net asset value and preparing such figures for publication, maintaining certain of SC-ARBITRAGE's books and records that are not maintained by SC (US) Management, or the custodian or transfer agent, preparing financial information for SC-ARBITRAGE's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-REMFs pays the Sub-Administrator a monthly administration fee at the annual rate of .06% of the first $200 million of SC-ARBITRAGE's average daily net assets, and at lower rates on SC-ARBITRAGE's average daily net assets in excess of that amount, subject to an annual minimum fee of $30,000. The Sub-Administrator also serves as SC-ARBITRAGE's Custodian and Transfer Agent. See "Custodian and Transfer and Dividend Disbursing Agent."

  Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-ARBITRAGE under the Sub-Administration Agreement, subject to the overall authority of SC-REMFs's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from SC-REMFs at the annual rate of .02% of the value of SC-ARBITRAGE's average daily net assets.

                       DETERMINATION OF NET ASSET VALUE

  Net asset value per share of Class I shares of SC-ARBITRAGE, $.01 par value per share ("Common Stock"), is determined on each day the New York Stock Exchange is open for trading and on each other day on which there is a sufficient degree of trading in SC-ARBITRAGE's investments to affect the net asset value, as of the close of trading on the New York Stock Exchange, by adding the market value of all securities in SC-ARBITRAGE's portfolio and other assets represented by Class I shares, subtracting liabilities, incurred or accrued allocable to Class I shares, and dividing by the total number Class I shares then outstanding.

  For purposes of determining the net asset value per share of Class I shares, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the NASDAQ National Market are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

  Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by SC (US) Management to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. Any securities, or other assets, for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Directors that best reflects the fair value of such securities or assets.

                              PURCHASE OF SHARES

     Class I shares are being offered to investors whose minimum initial investment is $250,000. SC-ARBITRAGE Class I shares may be purchased through Firstar Trust Company, SC-ARBITRAGE's Transfer Agent, or any dealer that has entered into a sales agreement with the Distributor.

     Orders for shares of SC-ARBITRAGE will become effective at the net asset value per share next determined after the receipt of payment. All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase transaction will be sent to you promptly following each transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. Investors must specify that Class I shares are being purchased.

     If you choose a securities dealer that has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place an order for the purchase of SC-ARBITRAGE shares. Such dealer may charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     By investing in SC-ARBITRAGE, you appoint the Transfer Agent as your agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. All fractional shares will be held in book entry form. PLEASE NOTE THAT IT IS MORE COMPLICATED TO REDEEM SHARES HELD IN CERTIFICATE FORM.

INITIAL INVESTMENT

     The minimum initial investment is $250,000. Class I shares may be purchased by check or money order drawn on a U.S. bank, savings and loan, or credit union by wire transfer. The enclosed application must be completed and accompanied by payment in U.S. funds to open an account. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. Note that all applications to purchase shares are subject to acceptance by SC-ARBITRAGE and are not binding until so accepted. SC-ARBITRAGE reserves the right to decline to accept a purchase order application in whole or in part.

MAIL

     The following instructions should be used when mailing a check or money order payable to "Security Capital Real Estate Arbitrage Shares," via U.S. mail to the Distributor, a securities dealer or the Transfer Agent:

          VIA U.S. MAIL                      BY OVERNIGHT MAIL
          Firstar Trust Company              Firststar Trust Company
          Mutual Fund Services               Mutual Fund Services
          P.O. Box 701                       3rd Floor
          Milwaukee, Wisconsin 53201-0710    615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

     SC-REMFs does not consider the U.S. Postal Service or other independent delivery service to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box of purchase applications does not constitute receipt by the Transfer Agent or SC-REMFs. Do not mail letters by overnight courier to the post office box.

     Please note that if your check does not clear, a service charge of $20 will be charged and you will be responsible for any losses suffered by SC-ARBITRAGE as a result.

WIRE PURCHASES

     Class I shares may be purchased by wire only through the Transfer Agent. The following instructions should be used when wiring funds to the Transfer Agent for the purchase of shares:

Wire to:            Firstar Bank
                    ABA Number 075000022

Credit:             Firstar Trust Company
                    Account 112-952-137

Further Credit:     Security Capital Real Estate Arbitrage Shares
                    (shareholder account number)
                    (shareholder name/registration)

     Please call 1-800-699-4594 prior to wiring any funds in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. SC-ARBITRAGE AND ITS TRANSFER AGENT ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM OR FROM INCOMPLETE WIRING INSTRUCTIONS.

SUBSEQUENT INVESTMENTS

     Additional investments of at least $20,000 may be made by mail, wire or by telephone. When making an additional purchase by mail, a check payable to "Security Capital U.S. Real Estate Shares" along with the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed. To make an additional purchase by wire, a shareholder may call 1-800-699-4594 (toll free) for complete wiring instructions.

     You may purchase additional shares by moving money from your bank account to your SC-ARBITRAGE account by telephone. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. In order for shares to be purchased at the net asset value determined as of the close of regular trading on a give date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System, before the close of regular trading on such date. Most transfers are completed within three business days. TELEPHONE TRANSACTIONS MAY NOT BE USED FOR INITIAL PURCHASES OF CLASS I SHARES.

EXCHANGE FEATURE

     Class I shares of SC-ARBITRAGE may be exchanged for Class I shares of SC-US, SC-EURO and SC-ASIA. Exchanges of Class I shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required. However, you may not exchange your investment in shares of SC-ARBITRAGE, SC-US, SC-EURO or SC-ASIA more than four times in any twelve-month period (including the initial exchange of your investment during that period).

                              REDEMPTION OF SHARES

     You may request redemption of part or all of your Class I shares at any time by telephone or by mail. The redemption of shares will be at the next determined net asset value. See "Determination of Net Asset Value." SC-ARBITRAGE normally will mail the redemption proceeds to you on the next business day and, in any event, no later than seven business days after the receipt of a redemption request in good order. However, when a purchase has been made by check, SC-ARBITRAGE may hold payment on redemption proceeds until it reasonably satisfied that the check has cleared, which may take up to twelve days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by SC-ARBITRAGE of the Broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions. See "Determination of Net Asset Value."

     Redemption requests must be signed exactly as the shares are registered including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. If the Class I shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Firstar Trust Company together with a redemption request. The following instructions should be used for the redemption of shares by mail, by wire and by telephone:

MAIL AND WIRE

     For most redemption requests you need only furnish a written, unconditional request to redeem your Class I shares (for a fixed dollar amount) at net asset value to Security Capital Real Estate Arbitrage Shares:

          VIA U.S. MAIL                      BY OVERNIGHT MAIL
          Firstar Trust Company              Firststar Trust Company
          Mutual Fund Services               Mutual Fund Services
          P.O. Box 701                       3rd Floor
          Milwaukee, Wisconsin 53201-0710    615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

     Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges as $12.00 service fee for wire redemptions.

     Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. SC-REMFs does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or by SC-ARBITRAGE. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

TELEPHONE

     You may redeem shares by telephone by calling the Transfer Agent at 1-800-699-4594. In order to utilize this procedure, you must have previously elected this option in writing, which election will be reflected in the Transfer Agent's records and the redemption proceeds will be mailed directly to you or transferred to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the Transfer Agent. See "Signature Guarantees" below. To change that address, you may call or submit a written request to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. SC-ARBITRAGE reserves the right to limit the number of telephone redemptions by a shareholder. Once made, telephone redemption requests may not be modified or canceled.

     The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, SC-ARBITRAGE will not be liable for any loss, cost or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption. SC-ARBITRAGE reserves the right to refuse a telephone redemption request if so advised.

SIGNATURE GUARANTEES

  Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record;
(iii) any redemption request if a change of address request has been received by SC-ARBITRAGE or Transfer Agent within the last 15 days and (iv) any redemption request involving $100,000 or more. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

OTHER REDEMPTION INFORMATION

  Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the redemption check for such proceeds has cleared.

  SC-ARBITRAGE may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, or (ii) an emergency, as defined by rules adopted by the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of SC-ARBITRAGE not reasonably practicable.

  The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

  A shareholder's account may be terminated by SC-ARBITRAGE in not less than 30 days' notice if, at the time of any redemption of Class I shares in his or her account, the value of the remaining shares in the account falls below $250,000. Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven business days of the redemption. However, if a shareholder is affected by the exercise of this right, he or she will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

  A Class I shareholder who fails to satisfy minimum account balance requirements may elect to convert Class I shares to Class R shares. Class I shares will be converted to Class R shares at the next determined net asset value for Class I shares and Class R shares after the receipt by the distributor of a written conversion request. SC-ARBITRAGE does not charge a fee to process conversions. SC-ARBITRAGE reserves the right to reject any conversion request in whole or in part. The conversion feature may be modified or terminated at any time upon notice to SC-ARBITRAGE Class I shareholders.

                          DIVIDENDS AND DISTRIBUTIONS

  Dividends from SC-ARBITRAGE's investment income will be declared and distributed annually. SC-ARBITRAGE intends to distribute net realized capital gains, if any, at least annually although SC-ARBITRAGE's Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of SC-ARBITRAGE's distribution policies for SC-ARBITRAGE and its shareholders, see "Taxation."

  Distributions will automatically be paid in full and fractional shares of SC-ARBITRAGE based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.


                                    TAXATION

  The following discussion is intended for general information only. Shareholders should consult with their own tax advisers as to the tax consequences of an investment in SC-ARBITRAGE, including the status of distributions under applicable state or local law.

FEDERAL INCOME TAXES

  SC-ARBITRAGE intends to qualify and elect to be taxed as a "regulated investment company" under the Code. To the extent that SC-ARBITRAGE distributes its taxable income and net capital gain to its shareholders, qualification as a regulated investment company relieves SC-ARBITRAGE of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by SC-ARBITRAGE, which does not include distributions received by SC-ARBITRAGE from REITs. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in SC-ARBITRAGE at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of SC-ARBITRAGE is financed with indebtedness.

  The excess of net long-term capital gains over the net short-term capital losses realized and distributed by SC-ARBITRAGE to its shareholders as capital gain distributions is taxable to the shareholders as long-term capital gain, irrespective of the length of time a shareholder may have held his or her stock. Recent legislation reduced the maximum tax rate on capital gains to 20% for assets held for more than 18 months on the date of the sale or exchange of those assets. A notice issued by the Internal Revenue Service provides that a regulated investment company such as SC-ARBITRAGE may, but is not required to, designate which portion of a capital gain distribution qualifies for the reduced capital gain rate. Long-term capital gain distributions are not eligible for the dividends-received deduction referred to above.

  Under current federal tax law, the amount of an ordinary income dividend or capital gain distribution declared by SC-ARBITRAGE during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

  Any dividend or distribution received by a shareholder on shares of SC-ARBITRAGE will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares for six months or less, and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  A dividend or capital gain distribution with respect to shares of SC-ARBITRAGE held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan, except to the extent the shares are debt-financed within the meaning of Section 514 of the Code. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

  SC-ARBITRAGE will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to SC-ARBITRAGE, or the Secretary of the Treasury notifies SC-ARBITRAGE that the shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

  Further information relating to tax consequences is contained elsewhere in this Prospectus and in the Statement of Additional Information.

STATE AND LOCAL TAXES

  SC-ARBITRAGE distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular state and local tax consequences of an investment in SC-ARBITRAGE.


                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

  Security Capital Real Estate Mutual Funds Incorporated, formerly Security Capital Employee REIT Fund Incorporated, was incorporated under Maryland law as SCERF Incorporated ("SCERF"), a wholly-owned subsidiary of Security Capital Group Incorporated, on December 20, 1996. On January 23, 1997, all the assets and liabilities of SCERF were transferred to Security Capital Employee REIT Fund Incorporated in a reorganization transaction. On December 16, 1997, its name
was changed to Security Capital U.S. Real Estate Shares Incorporated.   On
[___________, 1998], its name was changed to Security Capital Real Estate Mutual Funds Incorporated.

  SC-REMFs is authorized to issue 200,000,000 shares of stock, $.01 par value per share. SC-REMFs's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-US's stock and reclassify and issue any unissued shares of SC-REMFs. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval. The Board of Directors of SC-REMFs has authorized the creation of four investment portfolios; SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA each with two classes of shares: Class I shares and Class R shares. Class I shares offer different services to shareholders and incur different expenses than Class R shares. Each class pays its proportionate share of SC-REMFs's expenses.

  All classes of each series of SC-REMFs's shares have equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any class of any series of SC- REMFs's shares. All SC-REMFs shares, when duly issued, are fully paid and nonassessable. The rights of the holders of SC-ARBITRAGE's Class I shares may not be modified except by the vote of a majority of the holders of all Class I shares outstanding. SC-ARBITRAGE's Class I shareholders have exclusive voting rights with respect to matters relating solely to SC-ARBITRAGE's Class I shares. SC-ARBITRAGE's Class I shareholders vote separately from SC-ARBITRAGE's Class R shareholders and SC-US's, SC-EURO's, and SC-ASIA's Class I and Class R shareholders on matters in which the interests of

SC-ARBITRAGE's Class I shareholders differ from the interests of SC-ARBITRAGE's Class R shareholders and SC-US's, SC-EURO's, and SC-ASIA's Class I and Class R shareholders.

  SC-REMFs is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-REMFs entitled to vote at the meeting. SC-REMFs will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

  As of March 31, 1998, SCREALTY Incorporated owned 98.54% of the issued and outstanding Class I shares of SC-US, and 96.56% of the total issued and outstanding shares of SC-US, which means that SCREALTY Incorporated controls SC-REMFs for purposes of the 1940 Act. The effect of SCREALTY Incorporated's ownership of a controlling interest in SC-US and, therefore, SC-REMFs, is to dilute the voting power of other SC-US and SC-REMFs shareholders.


              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

  Firstar Trust Company, which has its principal business address at 615 East Michigan Street, Milwaukee, Wisconsin 53202 has been retained to act as Custodian of SC-ARBITRAGE's investments and to serve as SC-ARBITRAGE's transfer and dividend disbursing agent. Firstar Trust Company does not have any part in deciding SC-ARBITRAGE's investment policies or which securities are to be purchased or sold for SC-ARBITRAGE's portfolio.


                            REPORTS TO SHAREHOLDERS

  The fiscal year of SC-ARBITRAGE ends on December 31 of each year. SC-ARBITRAGE will send to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by SC-ARBITRAGE's
independent accountants, will be sent to shareholders each year.   Please call
1-888-SECURITY (toll free) for a copy of the most recent semi-annual report.


                            PERFORMANCE INFORMATION

  From time to time, SC-ARBITRAGE may advertise the "average annual total return" of the Class I shares over various periods of time. This total return figure shows the average percentage change in value of an investment in SC-ARBITRAGE's Class I shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of SC-ARBITRAGE's Class I shares and assumes that any income, dividends and/or capital gains distributions made by SC-ARBITRAGE's Class I shares during the period are reinvested in Class I shares of SC-ARBITRAGE. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of SC-ARBITRAGE's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that SC-ARBITRAGE's Class I annual total return for any one year in the period might have been greater or less than the average for the entire period. SC-ARBITRAGE also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in SC-ARBITRAGE's Class I shares for the specific period (again reflecting changes in SC-ARBITRAGE's Class I share price and assuming reinvestment of Class I dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

  It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information further describes the methods used to determine SC-ARBITRAGE's performance.


                                YEAR 2000 RISKS

  Like investment companies, financial and business organizations around the world, SC-REMFs could be adversely affected if the computer systems used by the SC-REMFs, other service providers and entities with computer systems that are linked to SC-REMFs's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." SC-REMFs is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of SC-REMFs major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on SC-REMFs, SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA.


                             ADDITIONAL INFORMATION

  Any shareholder inquiries may be directed to SC-ARBITRAGE at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the Statement of Additional Information which is incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by SC-ARBITRAGE with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or may be obtained from the SEC's worldwide web site at http://www.sec.gov.

                                  PROSPECTUS

                                     LOGO

                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603


     Security Capital Real Estate Arbitrage Shares ("SC-ARBITRAGE") is an investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), an open-end management investment company organized under Maryland law. SC-ARBITRAGE seeks to provide shareholders with maximum returns by engaging in various arbitrage transactions in real estate securities in the United States. Security Capital (US) Management Group Incorporated ("SC (US) Management") serves as both investment adviser and administrator to SC-ARBITRAGE.

     By this Prospectus, Class R shares of SC-ARBITRAGE are being offered. SC-ARBITRAGE also offers Class I shares to investors whose minimum investment is $250,000. Class I shares have different expenses than Class R shares which would affect performance. Investors desiring to obtain information about SC-ARBITRAGE's Class I shares should call 1-888-SECURITY (toll free) or ask their sales representatives or SC-ARBITRAGE's distributor.

    INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

     An investment in SC-ARBITRAGE should not be the sole source of investment for a shareholder. Rather, an investment in SC-ARBITRAGE should be considered as part of an overall portfolio strategy which includes fixed income and equity securities.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in SC-ARBITRAGE. SC-REMFs offers other investment portfolios which are described in the prospectuses for Security Capital U.S. Real Estate Shares, Security Capital European Real Estate Shares and Security Capital Asia/Pacific Real Estate Shares. A Statement of Additional Information dated [_______________,1998], containing additional and more detailed information about SC-ARBITRAGE has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by calling 1-888-SECURITY (toll free) or writing or calling SC-ARBITRAGE's Sub-Administrator at: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

     THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY IN ANY STATE OR JURISDICTION WHERE PROHIBITED BY LAW OR TO ANY FIRM OR INDIVIDUAL TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                            [_______________, 1998]

                               TABLE OF CONTENTS

                                                       PAGE
                                                       ----
Expenses...............................................   2

Description of SC-REMFs and SC-ARBITRAGE...............   4

Investment Objectives and Policies.....................   4

Trading and Investment Strategies......................   6

Risk Factors...........................................   8

Non-Diversified Status; Portfolio Turnover.............  10

Management of SC-ARBITRAGE.............................  10

Investment Advisory Agreements.........................  14

Administrator and Sub-Administrator....................  15

Distribution and Servicing Plan........................  16

Determination of Net Asset Value.......................  16

Purchase of Shares.....................................  17

Redemption of Shares...................................  20

Dividends and Distributions............................  21

Taxation...............................................  22

Organization and Description of Capital Stock..........  23

Custodian and Transfer and Dividend
  Disbursing Agent.....................................  24

Reports to Shareholders................................  24

Performance Information................................  24

Additional Information.................................  25

                                   EXPENSES

Shareholder Transaction Expenses

  Shareholder transaction expenses are direct charges which are incurred when shareholders buy or sell shares of SC-ARBITRAGE.

ANNUAL FUND OPERATING EXPENSES

  The Class R shares of SC-ARBITRAGE pay for certain expenses attributable to Class R shares directly out of SC-US's Class R assets. These expenses are related to management of SC-ARBITRAGE, administration and other services. For example, SC-ARBITRAGE pays an advisory fee and an administrative fee to SC (US) Management. SC-ARBITRAGE also has other customary expenses for services such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. These operating expenses are subtracted from SC-ARBITRAGE's Class R assets to calculate SC-ARBITRAGE's Class R net asset value per share. In this manner, shareholders pay for these expenses indirectly.

  The following table is provided to help shareholders understand the direct expenses of investing in SC-ARBITRAGE and the portion of SC-ARBITRAGE's operating expenses that they might expect to bear indirectly. The numbers reflected below are based on SC-ARBITRAGE's projected expenses for its current fiscal period ending December 31, 1998, assuming that SC-ARBITRAGE's average annual net assets for such fiscal year are $100 million.


                                   FEE TABLE

Shareholder Transaction Expenses:
  Maximum sales charge on purchases and reinvested distributions........  None
  Redemption fee (1)....................................................  None
Annual Fund Operating Expenses (after expense waivers and/or reimbursements, as a percentage of average net assets):
  Management fees(2).................................................... 2.00%
  12b-1 fees(3).........................................................  .25%
  Other expenses (4)....................................................  .30%
  Total fund operating expenses......................................... 2.55%

____________
(1) SC-US's transfer agent charges a service fee of $12.00 for each wire redemption. In addition, the purchase or redemption of shares through a securities dealer that has not entered into a sales agreement with Security Capital Markets Group Incorporated, SC-ARBITRAGE's distributor, may be subject to a transaction fee.
(2) The 2.00% management fee is a "fulcrum fee" that will be applied to SC-ARBITRAGE's net assets in accordance with Securities and Exchange Commission regulations. After the first three full months of operations, SC-ARBITRAGE will pay a monthly advisory fee to SC (US) Management which varies between an annual rate of 0.50% and 3.50% of SC-ARBITRAGE's average daily net assets based on the SC-ARBITRAGE's total return investment performance for the prior twelve-month period relative to the percentage change in Wilshire Real Estate Index ("WAREIT") for the same period (the "Index Return"). Until SC-ARBITRAGE completes twelve full calendar months of operations the performance adjustment, which is 10% of the difference between the investment performance of SC-ARBITRAGE and the investment performance of WAREIT, will be measured from the date of inception. The advisory fee is structured so that it will be 2.00% if SC-ARBITRAGE's investment performance for the preceding twelve months (net of fees and expenses, including the advisory fee) equals the Index Return.
(3) SC-REMFs has adopted a Distribution and Service Plan for SC-ARBITRAGE Class R shares pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, pursuant to which SC-US pays Security Capital Markets Group Incorporated a fee for distribution-related services and services related to the maintenance of shareholder accounts at the annual rate of 0.25% of SC-ARBITRAGE's Class R average daily net assets. As a result, long-term Class R shareholders of SC-ARBITRAGE may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc. ("NASD").
(4) Other Expenses are based estimated amounts for the current fiscal year.


EXAMPLE

                                                             ONE    THREE
                                                            YEAR    YEARS
                                                            ----    -----
A shareholder would bear the following expenses on
a $1,000 investment, assuming: a five percent annual
return, operating expenses as outlined in the fee
table above and redemption at the end of each period...    [$____]  [$___]

     THE ACTUAL EXPENSES IN FUTURE YEARS MAY BE MORE OR LESS THAN THE NUMBERS IN THE EXAMPLE, DEPENDING ON A NUMBER OF FACTORS, INCLUDING THE ACTUAL VALUE OF SC-ARBITRAGE'S ASSETS.

                          DESCRIPTION OF SC-ARBITRAGE

  SC-ARBITRAGE is a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), an open-end management investment company organized under Maryland law on January 23, 1997. SC-REMFs is comprised of four investment portfolios, SC-ARBITRAGE, Security Capital U.S. Real Estate Shares ("SC-US"), Security Capital European Real Estate Shares ("SC-EURO") and Security Capital Asia/Pacific Real Estate Shares ("SC-ASIA").

  SC-ARBITRAGE issues two classes of shares, one of which, Class R shares, is offered by this prospectus. SC-ARBITRAGE also issues Class I shares to investors whose minimum initial investment is $250,000. Class R shares offer different services and incur different expenses than Class I shares, which would affect performance. See "Purchase of Shares" and "Organization and Description of Capital Stock."


                       INVESTMENT OBJECTIVE AND POLICIES

  SC-ARBITRAGE's investment objective is to provide shareholders with maximum returns by engaging in various arbitrage transactions in real estate securities in the United States. SC-ARBITRAGE's investment focus will be real estate securities which are undergoing initial public offerings, secondary offerings, mergers and acquisitions and restructurings. SC-ARBITRAGE's investment strategy may cause SC-ARBITRAGE to take positions in real estate securities that are different than those taken by SC-US, another SC-REMFs investment portfolio.

  SC-ARBITRAGE's investment objective is "fundamental" and cannot be changed without approval of a majority of its outstanding voting securities. None of SC-ARBITRAGE's policies, other than its investment objective and the investment restrictions described in the Statement of Additional Information, are fundamental and thus may be changed by SC-ARBITRAGE's Board of Directors without shareholder approval. There can be no assurance that SC-ARBITRAGE's investment objective will be achieved.

REAL ESTATE SECURITIES

  Under normal circumstances, SC-ARBITRAGE will invest at least 80% of its assets in real estate securities. Such equity securities will consist of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks where the conversion feature represents, in SC (US) Management's view, a significant element of the securities' value, and (iv) preferred stocks. For purposes of SC-ARBITRAGE's investment policies, a "real estate company" is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in such real estate. SC-ARBITRAGE may invest in securities issued by real estate companies that are controlled by Security Capital Group Incorporated or its affiliates.

REAL ESTATE INVESTMENT TRUSTS

  SC-ARBITRAGE may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

ILLIQUID SECURITIES

  SC-ARBITRAGE will not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. SC (US) Management will monitor the liquidity of such restricted securities under the supervision of SC-REMFs's Board of Directors. If SC-ARBITRAGE invests in securities issued by a real estate company that is controlled by Security Capital Group Incorporated or any of its affiliates, such securities will be treated as illiquid securities. See the Statement of Additional Information for further discussion of illiquid securities.

CONVERTIBLE SECURITIES, WARRANTS AND EQUITY-LINKED SECURITIES

  SC-ARBITRAGE may invest in convertible securities, preferred stock, warrants and other securities exchangeable under certain circumstances for shares of common stock. Warrants are instruments giving holders the right but not the obligation, to buy shares of a company at a given price during a specified period.

  SC-ARBITRAGE also may invest in equity-linked securities, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities. The return on equity-linked securities depends on the creditworthiness of the issuer. See Risk Factors.

DEBT SECURITIES AND MONEY MARKET INSTRUMENTS

  SC-ARBITRAGE may invest in debt securities from time to time, if SC (US) Management believes investing in such securities might help achieve SC-ARBITRAGE's objective. SC-ARBITRAGE may invest in debt securities to the extent consistent with its investment policies, although SC (US) Management expects that under normal circumstances the Funds are not likely to invest a substantial portion of their assets in debt securities.

  SC-ARBITRAGE may invest in lower-quality, high-yielding debt securities. Lower-rated debt securities (commonly called "junk bonds") are considered to be of poor standing and predominantly speculative. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing, and some of those securities in which a Fund may invest may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in Appendix A to the Statement of Additional Information.

  SC-ARBITRAGE will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although SC (US) Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. If a security's rating is reduced below investment grade, an investment in that security may entail the risks of lower-rated securities described below.
See Risk Factors.

  When, in the judgment of SC (US) Management, market or general economic conditions justify a temporary defensive position, SC-ARBITRAGE will deviate from its investment objective and invest all or any portion of its assets in high-grade debt securities, including corporate debt securities, U.S. government securities, and short-term money market instruments, without regard to whether the issuer is a real estate company. SC-ARBITRAGE may also at any time invest funds awaiting investment or held as reserves to satisfy redemption requests or to pay dividends and other distributions to shareholders in short-term money market instruments.

                       TRADING AND INVESTMENT STRATEGIES

ARBITRAGE TRANSACTIONS

  SC-ARBITRAGE seeks to achieve maximum returns by engaging in short-term trading, risk and convertible arbitrage transactions. SC-ARBITRAGE's short-term trading and arbitrage transactions will focus primarily on real estate securities which are undergoing initial public offerings, secondary offerings, mergers and acquisitions and restructurings. SC (US) Management relies on a dynamic integration of quantitative analysis in combination with SC(US) Management's Integrated Valuation Matrix to identify unique arbitrage and other short-term opportunities for SC-ARBITRAGE's portfolio.

          . MERGERS AND ACQUISITIONS ARBITRAGE. SC-ARBITRAGE will engage in arbitrage transactions involving purchases of the securities of a real estate company that is being acquired and sales of the securities of the acquiror.

          . LIQUIDITY ARBITRAGE. SC-ARBITRAGE will engage in liquidity arbitrage transactions, involving the purchase and immediate sale of blocks of real estate securities. SC(US) Management's valuation methodologies facilitate liquidity arbitrage by SC-ARBITRAGE enabling SC-ARBITRAGE to respond quickly to block opportunities as they arise.

          . CAPITAL ISSUANCE ARBITRAGE. SC-ARBITRAGE will engage in arbitrage transactions associated with REIT capital raising activities.

          . EVENT ARBITRAGE. SC-ARBITRAGE will engage in event arbitrage transactions in the securities of real estate companies which are undergoing a restructuring, spin-off or other structured event.

SHORT SALES AND SHORT SALES AGAINST THE BOX

  SC-ARBITRAGE may engage in short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ") to effect arbitrage transactions. Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-ARBITRAGE incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-ARBITRAGE purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-ARBITRAGE is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. SC-ARBITRAGE generally will engage in short sales only to effect arbitrage transactions. All short sales will be fully collateralized. SC-ARBITRAGE may also engage in short sales against the box, which involves selling a security SC-ARBITRAGE holds in its portfolio for delivery at a specified date in the future. SC-ARBITRAGE will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 100% of SC-ARBITRAGE's net assets (taken at market value). See the Statement of Additional Information for further discussion of short sales and short sales against the box.

BORROWING AND LEVERAGE

  SC-ARBITRAGE may borrow money in order to invest in additional portfolio securities and engage in liquidity arbitrage transactions. This practice, known as "leverage," increases SC-ARBITRAGE's market exposure and its risk. When SC-ARBITRAGE has borrowed money for leverage and its investments increase or decrease in value, SC-ARBITRAGE's net asset value will normally increase or decrease more than if it had not borrowed money. The interest SC-ARBITRAGE must pay on borrowed money will reduce the amount of any potential gains or increase any losses. SC-ARBITRAGE generally will not employ leverage in the absence of liquidity arbitrage opportunities. The amount of money borrowed by SC-ARBITRAGE for leverage may generally not exceed one-third of SC-ARBITRAGE's assets (including the amount borrowed).

  SC-ARBITRAGE may at times borrow money by means of reverse repurchase agreements. Reverse repurchase agreements generally involve the sale by SC-ARBITRAGE of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. The investment by SC-ARBITRAGE of the proceeds of a reverse repurchase agreement is the speculative leverage component of the transaction. SC-ARBITRAGE will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement.

SECURITIES LOANS AND REPURCHASE AGREEMENTS

  SC-ARBITRAGE may lend portfolio securities to broker-dealers and may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines of SC-REMFs's Board of Directors. These transactions must be fully collateralized at all time.

  In a repurchase agreement, SC-ARBITRAGE buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is generally from overnight to one week and never exceeds one year. SC-ARBITRAGE always receives securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement.

OPTIONS AND FUTURES

  SC-ARBITRAGE may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. Through the purchase and sale of futures contracts and related options, SC-ARBITRAGE may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return. SC-ARBITRAGE also may write a call or put option in return for a premium, which is retained by SC-ARBITRAGE whether or not the option is exercised.

  SC-ARBITRAGE's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is difficult to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that SC-ARBITRAGE will be able to utilize these instruments effectively for the purposes stated above. Options and futures transactions involve certain risks which are described below and in the Statement of Additional Information.

  Transactions in options and futures contracts involve brokerage costs and may require SC-ARBITRAGE to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.

INDEX FUTURES AND OPTIONS

  SC-ARBITRAGE may buy and sell index futures contracts ("index futures") and options on index futures and on indices (or may purchase investments whose values are based on the value from time to time of one or more securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future dated. Depending on the change in value of the index between the time when SC-ARBITRAGE enters into and terminates an index futures or option transaction, SC-ARBITRAGE realizes a gain or loss. SC-ARBITRAGE may also buy and sell index futures and options to increase its investment return.

                                  RISK FACTORS

REAL ESTATE SECURITIES

  SC-ARBITRAGE will not invest in real estate directly, but only in securities issued by real estate companies. However, SC-ARBITRAGE may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

  In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent on the management skills of the management of the REIT and of the operators of the real estate in which the REITs are invested and generally may not be diversified. Equity and mortgage REITs are also subject to defaults by borrowers or customers and self-liquidation. REITs also generate expenses that are separate and apart from those charged by SC-US and therefore, shareholders will indirectly pay the fees charged by the REITs in which SC-US invests. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). The above factors may also adversely affect a borrower's or a customer's ability to meet its obligations to the REIT. In the event of a default by a borrower or customer, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

DEBT SECURITIES

  Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. In addition, the lower ratings of such securities reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. Changes by recognized rating services in their ratings of any fixed-income security and in the ability or perceived inability of an issuer to make payments of interest and principal may also affect the value of these investments. See Appendix A to the Statement of Additional Information.

EQUITY-LINKED SECURITIES

  Equity-linked securities are convertible into, or based upon the value of, underlying equity securities. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market which is fairly developed and liquid. The market for such securities may be shallow, however, and high volume trades may be possible only with discounting. in addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities

SHORT SALES AND SHORT SALES AGAINST THE BOX

  A short sale is a transaction in which SC-ARBITRAGE sells securities it does not own, but has borrowed, in anticipation of a decline in the market value of the securities. A short sale against the box is a transaction in which SC-ARBITRAGE sells securities it owns or has the right to acquire, also in anticipation of a decline in market value. An increase in the value of securities sold short or sold short against the box by SC-ARBITRAGE will result in a loss to SC-ARBITRAGE, and there can be no assurance that SC-ARBITRAGE will be able to limit the amount of its loss on a short position by closing out the position at any particular time or at an acceptable price.

BORROWING AND LEVERAGE

  SC-ARBITRAGE may borrow money to invest in additional portfolio securities in connection with liquidity arbitrage transactions. The interest SC-ARBITRAGE must pay on borrowed money will reduce the amount of any potential gains or increase any losses. Successful use of leverage depends on SC (US) Management's ability to predict market movements correctly. SC-ARBITRAGE may at times borrow money by means of reverse repurchase agreements, which will increase SC-ARBITRAGE's overall investment exposure and may result in losses if interest rates rise during the term of such an agreement. Additionally, if the purchaser of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the SC-ARBITRAGE's repurchase obligation and SC-ARBITRAGE's use of proceeds under the agreement may effectively be restricted pending such decision.

SECURITIES LOANS AND REPURCHASE AGREEMENTS

  A repurchase agreement may be viewed as a fully collateralized loan of money by SC-ARBITRAGE to the seller. If the seller defaults and the value of the collateral declines, SC-ARBITRAGE might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, SC-ARBITRAGE's realization of gain upon the collateral may be delayed or limited. Repurchase agreements with durations or maturities over seven days in length are considered to be illiquid securities.

RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES

  Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index of the securities held by a Fund that are the subject of a hedge. The successful use by SC-ARBITRAGE of the strategies described above further depends on the ability of SC (US) Management to forecast market movements correctly. Other risks arise from SC-ARBITRAGE's potential inability to close out futures or options positions. Although SC-ARBITRAGE will enter into options and futures transactions only if SC (US) Management believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that SC-ARBITRAGE will be able to effect closing transactions at any particular time or at an acceptable price.

Certain provisions of the Internal Revenue Code may limit SC-ARBITRAGE's ability to engage in options and futures transactions.

  SC-ARBITRAGE expects that its options and futures transactions generally will be conducted on recognized exchanges. SC-ARBITRAGE may in certain instances purchase and sell options in the over-the-counter markets. SC-ARBITRAGE's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. SC-ARBITRAGE will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of SC (US) Management, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

  SC-ARBITRAGE will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on SC-ARBITRAGE's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of SC-ARBITRAGE's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

                  NON-DIVERSIFIED STATUS & PORTFOLIO TURNOVER

  SC-ARBITRAGE operates as a "non-diversified" investment company under the 1940 Act, which means SC-ARBITRAGE is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, SC-ARBITRAGE intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which generally will relieve SC-ARBITRAGE of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Taxation." To qualify as a regulated investment company, among other requirements, SC-ARBITRAGE will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of SC-ARBITRAGE's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and SC-ARBITRAGE will not own more than 10% of the outstanding voting securities of a single issuer. SC-ARBITRAGE's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because SC-ARBITRAGE, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in SC-ARBITRAGE may present greater risk to an investor than an investment in a diversified company.

  SC-ARBITRAGE anticipates that its annual portfolio turnover rate will not exceed 400%, but the turnover rate will not be a limiting factor when SC (US) Management deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 400% occurs, for example, when all of the securities held by SC-ARBITRAGE are replaced 4 times in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by SC-ARBITRAGE. High portfolio turnover may result in the realization of net short-term capital gains by SC-ARBITRAGE which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."


                    OFFICERS, DIRECTORS AND OTHER PERSONNEL

  The overall management of the business and affairs of SC-ARBITRAGE is vested with the Board of Directors of SC-REMFs. The Board of Directors approves all significant agreements between SC-REMFs and persons or companies furnishing services to SC-ARBITRAGE, including SC-REMFs's agreements with SC (US) Management, or SC-ARBITRAGE's administrator, custodian and transfer agent. The management of SC-ARBITRAGE's day-to-day operations is delegated to the officers of SC-REMFs, who include the Managing Directors, SC (US) Management and the administrator, subject always to the investment objective and policies of SC-ARBITRAGE and to general supervision by the Board of Directors. Although SC-REMFs is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-REMFs's Articles of Incorporation. The Directors and Officers of SC-REMFs and certain key members of SC-ARBITRAGE's Portfolio Management Committee and their principal occupations are set forth below.

  Stephen F. Kasbeer     Director of SC-REMFs. Retired; Senior Vice President
                         for Administration and Treasurer of Loyola University,
                         Chicago from 1981 to July 1994, where he was responsible for administration, investment, real estate and treasurer functions, served as Chief Investment
                         Officer, was Chairman of the Operations Committee, was a member of the Investment and Finance Committees of the Board of Trustees and was President and a Director of the Loyola Management Company. Mr. Kasbeer received his J.D. from John Marshall Law School and his M.A. and
                         B.S. from Northwestern University.

  Anthony R. Manno Jr.   Chairman of the Board of Directors, Managing Director
                         and President of SC-REMFs. Managing Director of SC (US)
                         Management since March 1997, where he is responsible for overseeing all investment and capital allocation matters for SC (US) Management's public market securities activities and is also responsible for company and industry analysis, market strategy and trading and reporting; from January 1995 to March 1997, he was Managing Director of SC (US) Management, where he performed the same functions. Mr. Manno was a member of the Investment Committee of Security Capital Group
                         Incorporated from March 1994 to June 1996. Prior to joining Security Capital, Mr. Manno was a Managing
                         Director of LaSalle Partners Limited from March 1980 to
                         March 1994. Mr. Manno received his M.B.A. from the
                         University of Chicago Graduate School of Business, an
                         M.A. and a B.A. from Northwestern University and is a Certified Public Accountant.

  George F. Keane        Director of SC-REMFs. Chairman of the Board of Trigen
                         Energy Corporation since 1994. As founding chief executive of The Common Fund in 1971 and Endowment
                         Realty Investors in 1988, Mr. Keane for many years headed an investment management service for colleges, universities and independent schools that managed $15 billion for 1,200 educational institutions when he became President Emeritus of the Common Fund in 1993.
                         He has served as a member of the Investment Advisory
                         Committee of the $75 billion New York State Common
                         Retirement Fund since 1982. He has been a Director of the RCB Trust Company since 1991, a Trustee of the Nicholas Applegate Investment Trust since 1993, and a
                         Director of the Bramwell Funds since 1994. He is also a Director of Universal Stainless & Alloy Products,
                         Global Pharmaceutical Corporation, United Water
                         Resources and

                         United Properties Group, Gulf Resources Corporation, and the Universal Bond Fund, and is an advisor to Associated Energy Managers. Mr. Keane also serves as a Trustee of his alma mater, Fairfield University where he received his B.A., and as a Director and Chairman of the Investment Committee of the United Negro College Fund. Mr. Keane holds honorary degrees from Loyola University, Chicago, Illinois and Lawrence University, Appleton, Wisconsin.

  Robert H. Abrams       Director of SC-REMFs. Founder of Colliers ABR, Inc.
                         (formerly Abrams Benisch Riker Inc.), a property management firm. Mr. Abrams was Principal of Colliers
                         ABR, Inc. from 1978 to 1992 and since 1992, has served as a Consultant. From 1959 to 1978 Mr. Abrams was
                         Executive Vice President and Director of Cross and
                         Brown Company. Mr. Abrams also serves as a Director of Greater New York Mutual Insurance Company and Trustee
                         Emeritus and Presidential Counselor of his alma mater, Cornell University. Mr. Abrams received his M.B.A. from
                         Harvard University and his B.A. from Cornell
                         University.

  John H. Gardner, Jr.   Director of SC-REMFs. Managing Director of Security
                         Capital (US) Management since July, 1997. Prior thereto, Director of Security Capital Pacific Trust
                         ("PTR") and the PTR REIT Manager from February 1995 to
                         June 1997 and Senior Vice President of Security Capital
                         Atlantic Incorporated ("ATLANTIC"), PTR and the PTR
                         REIT Manager from September 1994 to June 1997 where he had overall responsibility for asset management and multifamily dispositions. Prior to joining Security
                         Capital, Mr. Gardner was with Copley Real Estate
                         Advisors as a Managing Director and Principal responsible for portfolio management from January 1991 to September 1994 and as a Vice President and Principal of asset management from December 1984 to December
                         1990. From July 1977 to November 1984, Mr. Gardner was a Real Estate Manager with the John Hancock Companies.
                         Mr. Gardner received his M.S. in Computer Information
                         Systems from Bentley College and his B.S. in Accounting from Stonehill College.

  Jeffrey C. Nellessen   Vice President, Secretary and Treasurer of SC-REMFs.
                         Vice President and Controller of SC (US) Management since March 1997. Prior thereto, from June 1988 to
                         March 1997, he was Controller, Manager of Client
                         Administration and Compliance Officer at Strong Capital
                         Management, Inc. Mr. Nellessen is a Certified Public
                         Accountant, Certified Management Accountant and a
                         Certified Financial Planner. He received his B.B.A.
                         from the University of Wisconsin, Madison.

  Kenneth D. Statz       Managing Director of SC-REMFs. Managing Director of SC
                         (US) Management since November 1997 where he is responsible for the development and implementation of portfolio investment strategy. Prior thereto, Senior
                         Vice

                         President and Senior REIT Analyst from July 1996 to October 1997 and Vice President from May 1995 to June 1996. Prior to joining Security Capital, Mr. Statz was a Vice President in the investment research department of Goldman, Sachs & Co., from February 1993 to January 1995, concentrating on research and underwriting for the REIT industry. Prior thereto, Mr. Statz was a real estate stock portfolio manager and a managing director of Chancellor Capital Management from August 1982 to February 1992. Mr. Statz received his M.B.A. and B.B.A. from the University of Wisconsin, Madison.


  Kevin W. Bedell        Senior Vice President of SC-REMFs. Senior Vice
                         President of SC (US) Management since November 1997 and
                         Vice President since July 1996, where he is responsible for directing the activities of the industry/company securities research group and providing in-depth proprietary research on publicly traded companies with office and industrial sectors. Prior to joining SC (US)
                         Management, Mr. Bedell spent nine years with LaSalle
                         Partners Limited where he was Equity Vice President and
                         Portfolio Manager responsible for the strategic, operational and financial management of a private REIT with commercial real estate investments of $600-800 million. Mr. Bedell received his M.B.A. from the University of Chicago and his B.A. from Kenyon College.

  Albert D. Adriani      Member, SC-ARBITRAGE Portfolio Management Committee;
                         Vice President of SC (US) Management since April 1996, where he is responsible for providing portfolio management analysis. From January 1995 to April 1996, he was Vice President, Security Capital (UK) Management
                         Limited and SC-USREALTY; from March 1994 to January
                         1995, he was with Security Capital Markets Group. Prior thereto, he was an investment analyst with HAL
                         Investments BV from July 1992 to January 1994. Mr.
                         Adriani received his M.B.A. from the University of Chicago Graduate School of Business and his B.A. with honors from the University of Chicago. Mr. Adriani is a Chartered Financial Analyst.

SC (US) MANAGEMENT

  Security Capital (US) Management Group Incorporated ("SC (US) Management"), with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, has been retained to provide investment advice, and, in general, to conduct the management and investment program of SC-ARBITRAGE under the overall supervision and control of the Directors of SC-REMFs.

  SC (US) Management was formed in March 1994 and is registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). SC (US) Management's principal officers include Anthony R. Manno Jr., Managing Director and President, John H. Gardner, Jr., Managing Director, Kenneth D. Statz, Managing Director and Kevin W. Bedell, Senior Vice President. SC (US) Management is a wholly-owned subsidiary of Security Capital Group Incorporated, a real estate research, investment and management company.

  The SC-ARBITRAGE Portfolio Management Committee, which is comprised of certain SC-REMFs officers and SC (US) Management analysts, is primarily responsible for the construction of SC-ARBITRAGE's portfolio.


                         INVESTMENT ADVISORY AGREEMENT

  Pursuant to an investment advisory agreement (the "Advisory Agreement"), SC
(US) Management furnishes a continuous investment program for SC-ARBITRAGE's portfolio, makes the day-to-day investment decisions for SC-ARBITRAGE, and generally manages SC-ARBITRAGE's investments in accordance with the stated policies of SC-ARBITRAGE, subject to the general supervision of SC-REMFs's Board of Directors. SC (US) Management also selects brokers and dealers to execute purchase and sale orders for the portfolio transactions of SC-ARBITRAGE. SC
(US) Management provides persons satisfactory to the Directors of SC-REMFs to serve as officers of SC-REMFs. Such officers, as well as certain other employees and Directors of SC-ARBITRAGE, may be directors, officers, or employees of SC (US) Management.

  Under the Advisory Agreement, SC-ARBITRAGE's Class R shares pay SC (US) Management a monthly management fee in an amount equal to 1/12th of 2.00% of the value of SC-ARBITRAGE's Class R average daily net assets (approximately 2.00% on an annual basis). After the first three full months of operations, SC-ARBITRAGE Class R shares will pay SC (US) Management an annual investment advisory fee which increases or decreases from a "fulcrum fee" of 2.00% of SC-ARBITRAGE's Class R average daily net assets based on the total return investment performance of SC-ARBITRAGE for the prior twelve-month period. Until SC-ARBITRAGE completes twelve full months of operations, the performance adjustment will be measured from the date of inception relative to the percentage change in the Wilshire Real Estate Index (the "Index") for the same period (the "Index Return"). A general description of the index is included in the Statement of Additional Information.

  The advisory fee is paid monthly, at an annual rate which varies between 0.50% and 3.50% of SC-ARBITRAGE's average net assets. The advisory fee is structured so that it will be 2.00% of SC-ARBITRAGE's average net assets if SC-ARBITRAGE's investment performance for the preceding twelve months (net of all fees and expenses, including the advisory fee) equals the Index Return. The advisory fee increases or decreases from the "fulcrum fee" of 2.00% by 10 percent of the difference between SC-ARBITRAGE's investment performance during the preceding twelve months and the Index Return during that period, up to the maximum fee of 3.50% or down to the minimum fee of 0.50%. The following table shows examples of the advisory fees which would be applicable at the stated levels of the Fund's performance relative to the Index Return for a particular twelve-month period.

                                                  ADVISORY FEE
                FUND PERFORMANCE                (AS % OF AVERAGE
           (NET OF FEES AND EXPENSES)           DAILY NET ASSETS)*
                 Index Return + 15%                    3.50%
                 Index Return + 10                     3.00
                 Index Return + 5                      2.50
                 Index Return + 3                      2.30
                 Index Return + 1                      2.10
                 Index Return                          2.00
                 Index Return - 1                      1.90
                 Index Return - 3                      1.70
                 Index Return - 5                      1.50
                 Index Return - 10                     1.00
                 Index Return - 15                     0.50


* The advisory fee increases or decreases from a "fulcrum fee" of 2.00%.

   The "fulcrum fee" of 2.00% is higher than the fees paid by most other investment companies and, accordingly, the fee paid by SC-ARBITRAGE may exceed the advisory fees paid by most other investment companies, even if the investment performance of SC-ARBITRAGE is less than the Index Return. Also, SC
(US) Management may receive the maximum fee even if the Fund's absolute performance is negative and may receive the minimum fee in instances where SC-ARBITRAGE experience significant positive performance.

   In addition to the payments to SC (US) Management under the Advisory Agreement described above, SC-ARBITRAGE's Class R shares pay certain other costs of operations including (a) administration, custodian and transfer agency fees,
(b) fees of Directors who are not affiliated with SC (US) Management, (c) legal and auditing expenses, (d) costs of printing and postage fees related to preparing and distributing SC-ARBITRAGE's prospectus and shareholder reports,
(e) costs of maintaining SC-REMFs's existence, (f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, and (i) upon the approval of SC-REMFs's Board of Directors, costs of personnel of SC (US) Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-ARBITRAGE shares pays for the portion SC-ARBITRAGE's expenses attributable to its operations. Income, realized gains and losses, unrealized appreciation and depreciation and certain expenses not allocated to a particular class are allocated to each class based on the net assets of that Class R relation to the net assets of SC-REMFs.


                      ADMINISTRATOR AND SUB-ADMINISTRATOR

   SC (US) Management has also entered into a fund accounting and administration agreement with SC-REMFs (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-ARBITRAGE, including
(i) providing office space, telephone, office equipment and supplies for SC-REMFs; (ii) paying compensation of SC-REMFs's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of SC-ARBITRAGE; (iv) supervising preparation of the periodic updating of SC-ARBITRAGE's Prospectus and Statement of Additional Information; (v) supervising preparation of quarterly reports to SC-ARBITRAGE's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of SC-ARBITRAGE's investment portfolio and the publication of the net asset value of SC-ARBITRAGE's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-ARBITRAGE, including the custodian ("Custodian"), transfer agent ("Transfer Agent") and printers; (viii) providing trading desk facilities for SC-ARBITRAGE; (ix) maintaining books and records for SC-ARBITRAGE (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-ARBITRAGE's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

   In accordance with the terms of the Administration Agreement and with the approval of SC-REMFs's Board of Directors, SC (US) Management has caused SC-REMFs to retain Firstar Trust Company (the "Sub-Administrator") as sub-administrator under a fund administration and servicing agreement (the "Sub-Administration Agreement").

   Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-ARBITRAGE's net asset value and preparing such figures for publication, maintaining certain of SC-ARBITRAGE's books and records that are not maintained by SC (US) Management, or the custodian or transfer agent, preparing financial information for SC-ARBITRAGE's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-REMFs pays the Sub-Administrator a monthly administration fee at the annual rate of .06% of the first $200 million of SC-ARBITRAGE's average daily net assets, and at lower rates on SC-ARBITRAGE's average daily net assets in excess of that amount, subject to an annual minimum fee of $30,000. The Sub-Administrator also serves as SC-ARBITRAGE's Custodian and Transfer Agent. See "Custodian and Transfer and Dividend Disbursing Agent."

  Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-ARBITRAGE under the Sub-Administration Agreement, subject to the overall authority of SC-REMFs's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from SC-REMFs at the annual rate of .02% of the value of SC-ARBITRAGE's average daily net assets.

                        DISTRIBUTION AND SERVICING PLAN

  The Board of Directors of SC-REMFs has adopted a Distribution and Servicing Plan ("Plan") with respect to SC-ARBITRAGE's Class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, SC-ARBITRAGE pays to Security Capital Markets Group Incorporated, in its capacity as principal distributor of SC-ARBITRAGE's shares (the "Distributor"), a monthly fee equal to, on an annual basis, .25% of the value of SC-ARBITRAGE's Class R average daily net assets.

  The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of Class R shares and for providing certain services to Class R shareholders. The Distributor may pay third parties in respect of these services such amount as it may determine. SC-ARBITRAGE understands that these third parties may also charge fees to their clients who are beneficial owners of SC-ARBITRAGE Class R shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

  The Distributor, with offices located at 11 South LaSalle Street, Chicago,
Illinois 60603, is an affiliate of SC (US) Management.   See "Distribution Plan"
in the Statement of Additional Information for a listing of the types of expenses for which the Distributor and third parties may be compensated under the Plan. If the fee received by the Distributor exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan is reviewed and is subject to approval annually by the Board of Directors.

                       DETERMINATION OF NET ASSET VALUE

  Net asset value per share of Class R shares of SC-ARBITRAGE, $.01 par value per share ("Common Stock"), is determined on each day the New York Stock Exchange is open for trading and on each other day on which there is a sufficient degree of trading in SC-ARBITRAGE's investments to affect the net asset value, as of the close of trading on the New York Stock Exchange, by adding the market value of all securities in SC-ARBITRAGE's portfolio and other assets represented by Class R shares, subtracting liabilities, incurred or accrued allocable to Class R shares, and dividing by the total number Class R shares then outstanding.

  For purposes of determining the net asset value per share of Class R shares, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock

Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the NASDAQ National Market are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

  Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by SC (US) Management to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. Any securities, or other assets, for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Directors that best reflects the fair value of such securities or assets.

                              PURCHASE OF SHARES

  SC-ARBITRAGE Class R shares may be purchased through Firstar Trust Company, SC-ARBITRAGE's Transfer Agent, or any dealer that has entered into a sales agreement with the Distributor.

   Orders for shares of SC-ARBITRAGE will become effective at the net asset value per share next determined after the receipt of payment. All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase transaction will be sent to you promptly following each transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. Investors must specify that Class R shares are being purchased.

  If you choose a securities dealer that has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place an order for the purchase of SC-ARBITRAGE shares. Such dealer may charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

  By investing in SC-ARBITRAGE, you appoint the Transfer Agent as your agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. All fractional shares will be held in book entry form. PLEASE NOTE THAT IT IS MORE COMPLICATED TO REDEEM SHARES HELD IN CERTIFICATE FORM.

INITIAL INVESTMENT

  The minimum initial investment is $2,500. For individual retirement account and employee benefit plans qualified under Section 401, 403(b)(7) or 457 of the Code as well as UGMA or UTMA accounts the minimum initial investment is $1,000. For investors using the Automatic Investment Plan (described below) the minimum initial investment is $250. These minimums can be changed or waived by SC-ARBITRAGE at any time. Shareholders will be given at least 30 days notice of any increase in the minimum dollar amount of subsequent investments.

  Class R shares may be purchased by check or money order drawn on a U.S. bank, savings and loan, or credit union by wire transfer. The enclosed application must be completed and accompanied by payment in U.S. funds to open an account. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. Note that all applications to purchase shares are subject to acceptance by SC-ARBITRAGE and are not binding until so accepted. SC-ARBITRAGE reserves the right to decline to accept a purchase order application in whole or in part.

MAIL

  The following instructions should be used when mailing a check or money order payable to "Security Capital Real Estate Arbitrage Shares," via U.S. mail to the Distributor, a securities dealer or the Transfer Agent:

            VIA U.S. MAIL                    VIA OVERNIGHT MAIL
            Firstar Trust Company            Firstar Trust Company
            Mutual Fund Services             Mutual Fund Services
            P.O. Box 701                     3rd Floor
            Milwaukee, Wisconsin 53201-0701  615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

  SC-REMFs does not consider the U.S. Postal Service or other independent delivery service to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box of purchase applications does not constitute receipt by the Transfer Agent or SC-REMFs. Do not mail letters by overnight courier to the post office box.

  Please note that if your check does not clear, a service charge of $20 will be charged and you will be responsible for any losses suffered by SC-ARBITRAGE as a result.

WIRE PURCHASES

  Class R shares may be purchased by wire only through the Transfer Agent. The following instructions should be used when wiring funds to the Transfer Agent for the purchase of shares:

Wire to:    Firstar Bank
            ABA Number 075000022

Credit:     Firstar Trust Company
            Account 112-952-137

Further Credit:  Security Capital Real Estate Arbitrage Shares
                 (shareholder account number)
                 (shareholder name/account registration)

  Please call 1-800-699-4594 prior to wiring any funds in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. SC-ARBITRAGE AND ITS TRANSFER AGENT ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM OR FROM INCOMPLETE WIRING INSTRUCTIONS.

AUTOMATIC INVESTMENT PLAN

  The Automatic Investment Plan allows regular, systematic investments in SC-ARBITRAGE Class R shares from a bank checking or NOW account. SC-ARBITRAGE will reduce the minimum initial investment to $250 if a shareholder elects to use the Automatic Investment Plan. To establish the Automatic Investment Plan, an investor should complete the appropriate section in SC-ARBITRAGE's application and an existing SC-ARBITRAGE shareholder should call 1-888-SECURITY (toll free) for an automatic investment plan form. The Automatic Investment Plan can be set up with any financial institution that is a member of the ACH. Under certain circumstances (such as discontinuation of the Automatic Investment Plan before the minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500), SC-ARBITRAGE reserves the right to close such account. Prior to closing any account for failure to reach the minimum initial investment, SC-ARBITRAGE will give a shareholder written notice and 60 days in which to reinstate the Automatic Investment Plan or otherwise reach the minimum initial investment. A shareholder should consider his or her financial ability to continue in the Automatic Investment Plan until the minimum initial investment amount is met because SC-ARBITRAGE has the right to close such account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

  Under the Automatic Investment Plan, a shareholder may choose to make investments on the day of his or her choosing (or the next business day thereafter) in amounts of $250 or more. There is no service fee for participating in the Automatic Investment Plan. However, a service fee of $20.00 will be deducted from a shareholder's SC-ARBITRAGE account for any Automatic Investment Plan purchase that does not clear due to insufficient funds or, if prior to notifying SC-ARBITRAGE in writing or by telephone to terminate the plan, a shareholder closes his or her bank account or in any manner prevent withdrawal of funds from the designated bank checking or NOW account.

  The Automatic Investment Plan is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, a shareholder will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, a shareholder should consider his or her financial ability to continue the program through periods of low share price levels.

SUBSEQUENT INVESTMENTS

  Additional investments of at least $500 may be made by mail, wire or by telephone. When making an additional purchase by mail, a check payable to "Security Capital U.S. Real Estate Shares" along with the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed. To make an additional purchase by wire, a shareholder may call 1-800-699-4594 (toll free) for complete wiring instructions.

  You may purchase additional shares by moving money from your bank account to your SC-ARBITRAGE account by telephone. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. In order for shares to be purchased at the net asset value determined as of the close of regular trading on a give date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System, before the close of regular trading on such date. Most transfers are completed within three business days. TELEPHONE TRANSACTIONS MAY NOT BE USED FOR INITIAL PURCHASES OF CLASS R SHARES.

EXCHANGE FEATURE

  Class R shares of SC-ARBITRAGE may be exchanged for Class R shares of SC-US, SC-EURO and SC-ASIA. Exchanges of Class R shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required. However, you may not exchange your investment in shares of SC-ARBITRAGE, SC-US, SC-EURO or SC-ASIA more than four times in any twelve-month period (including the initial exchange of your investment during that period).

CLASS I SHARES

  SC-ARBITRAGE also issues Class I shares which offer different services and incur different expenses which would affect performance. Investors may call the Distributor at 1-800-699-4594 (toll free) to obtain additional information.

                             REDEMPTION OF SHARES

  You may request redemption of part or all of your Class R shares at any time by telephone or by mail. The redemption of shares will be at the next determined net asset value. See "Determination of Net Asset Value." SC-ARBITRAGE normally will mail the redemption proceeds to you on the next business day and, in any event, no later than seven business days after the receipt of a redemption request in good order. However, when a purchase has been made by check, SC-ARBITRAGE may hold payment on redemption proceeds until it reasonably satisfied that the check has cleared, which may take up to twelve days.

  Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by SC-ARBITRAGE of the Broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions. See "Determination of Net Asset Value."

  Redemption requests must be signed exactly as the shares are registered including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. If the Class R shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Firstar Trust Company together with a redemption request. The following instructions should be used for the redemption of shares by mail, by wire and by telephone:

MAIL AND WIRE

  For most redemption requests you need only furnish a written, unconditional request to redeem your Class R shares (for a fixed dollar amount) at net asset value to Security Capital Real Estate Arbitrage Shares:

            VIA U.S. MAIL                    VIA OVERNIGHT MAIL
            Firstar Trust Company            Firstar Trust Company
            Mutual Fund Services             Mutual Fund Services
            P.O. Box 701                     3rd Floor
            Milwaukee, Wisconsin 53201-0701  615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

  Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges as $12.00 service fee for wire redemptions.

  Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. SC-REMFs does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or by SC-ARBITRAGE. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

TELEPHONE

  You may redeem shares by telephone by calling the Transfer Agent at 1-800-699-4594. In order to utilize this procedure, you must have previously elected this option in writing, which election will be reflected in the Transfer Agent's records and the redemption proceeds will be mailed directly to you or transferred to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the Transfer Agent. See "Signature Guarantees" below. To change that address, you may call or submit a written request to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. SC-ARBITRAGE reserves the right to limit the number of telephone redemptions by a shareholder. Once made, telephone redemption requests may not be modified or canceled.

  The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, SC-ARBITRAGE will not be liable for any loss, cost or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption. SC-ARBITRAGE reserves the right to refuse a telephone redemption request if so advised.

SIGNATURE GUARANTEES

  Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record;
(iii) any redemption request if a change of address request has been received by SC-ARBITRAGE or Transfer Agent within the last 15 days and (iv) any redemption request involving $100,000 or more. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

OTHER REDEMPTION INFORMATION

  Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the redemption check for such proceeds has cleared.

  SC-ARBITRAGE may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, or (ii) an emergency, as defined by rules adopted by the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of SC-ARBITRAGE not reasonably practicable.

  The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

  A shareholder's account may be terminated by SC-ARBITRAGE in not less than 30 days' notice if, at the time of any redemption of Class R shares in his or her account, the value of the remaining shares in the account falls below $2,500 ($1,000 in the case of individual retirement accounts and employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Code). Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven business days of the redemption. However, if a shareholder is affected by the exercise of this right, he or she will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

                          DIVIDENDS AND DISTRIBUTIONS

  Dividends from SC-ARBITRAGE's investment income will be declared and distributed annually. SC-ARBITRAGE intends to distribute net realized capital gains, if any, at least annually although SC-ARBITRAGE's Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of SC-ARBITRAGE's distribution policies for SC-ARBITRAGE and its shareholders, see "Taxation."

  Distributions will automatically be paid in full and fractional shares of SC-ARBITRAGE based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.

                                   TAXATION

  The following discussion is intended for general information only. Shareholders should consult with their own tax advisers as to the tax consequences of an investment in SC-ARBITRAGE, including the status of distributions under applicable state or local law.

FEDERAL INCOME TAXES

  SC-ARBITRAGE intends to qualify and elect to be taxed as a "regulated investment company" under the Code. To the extent that SC-ARBITRAGE distributes its taxable income and net capital gain to its shareholders, qualification as a regulated investment company relieves SC-ARBITRAGE of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by SC-ARBITRAGE, which does not include distributions received by SC-ARBITRAGE from REITs. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in SC-ARBITRAGE at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of SC-ARBITRAGE is financed with indebtedness.

  The excess of net long-term capital gains over the net short-term capital losses realized and distributed by SC-ARBITRAGE to its shareholders as capital gain distributions is taxable to the shareholders as long-term capital gain, irrespective of the length of time a shareholder may have held his or her stock. Recent legislation reduced the maximum tax rate on capital gains to 20% for assets held for more than 18 months on the date of the sale or exchange of those assets. A notice issued by the Internal Revenue Service provides that a regulated investment company such as SC-ARBITRAGE may, but is not required to, designate which portion of a capital gain distribution qualifies for the reduced capital gain rate. Long-term capital gain distributions are not eligible for the dividends-received deduction referred to above.

  Under current federal tax law, the amount of an ordinary income dividend or capital gain distribution declared by SC-ARBITRAGE during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

  Any dividend or distribution received by a shareholder on shares of SC-ARBITRAGE will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares for six-months or less, and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  A dividend or capital gain distribution with respect to shares of SC-ARBITRAGE held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan, except to the extent the shares are debt-financed within the meaning of Section 514 of the Code. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

  SC-ARBITRAGE will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to SC-ARBITRAGE, or the Secretary of the Treasury notifies SC-ARBITRAGE that the shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

  Further information relating to tax consequences is contained elsewhere in this Prospectus and in the Statement of Additional Information.

STATE AND LOCAL TAXES

  SC-ARBITRAGE distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular state and local tax consequences of an investment in SC-ARBITRAGE.


                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

  Security Capital Real Estate Mutual Funds Incorporated, formerly Security Capital Employee REIT Fund Incorporated, was incorporated under Maryland law as SCERF Incorporated ("SCERF"), a wholly-owned subsidiary of Security Capital Group Incorporated, on December 20, 1996. On January 23, 1997, all the assets and liabilities of SCERF were transferred to Security Capital Employee REIT Fund Incorporated in a reorganization transaction. On December 16, 1997, its name
was changed to Security Capital U.S. Real Estate Shares Incorporated.   On
[___________, 1998], its name was changed to Security Capital Real Estate Mutual Funds Incorporated.

  SC-REMFs is authorized to issue 200,000,000 shares of stock, $.01 par value per share. SC-REMFs's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-US's stock and reclassify and issue any unissued shares of SC-REMFs. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval. The Board of Directors of SC-REMFs has authorized the creation of four investment portfolios; SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA each with two classes of shares: Class R shares and Class R shares. Class R shares offer different services to shareholders and incur different expenses than Class R shares. Each class pays its proportionate share of SC-REMFs's expenses.

  All classes of each series of SC-REMFs's shares have equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any class of any series of SC-REMFs's shares. All SC-REMFs shares, when duly issued, are fully paid and nonassessable. The rights of the holders of SC-ARBITRAGE's Class R shares may not be modified except by the vote of a majority of the holders of all Class R shares outstanding. SC-ARBITRAGE's Class R shareholders have exclusive voting rights with respect to matters relating solely to SC-ARBITRAGE's Class R shares. SC-ARBITRAGE's Class R shareholders vote separately from SC-ARBITRAGE's Class I shareholders and SC-US's, SC-EURO's, and SC-ASIA's Class I and Class R shareholders on matters in which the interests of SC-ARBITRAGE's Class R shareholders differ from the interests of SC-ARBITRAGE's Class I shareholders and SC-US's, SC-EURO's, and SC-ASIA's Class I and Class R shareholders.

  SC-REMFs is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-REMFs entitled to vote at the meeting. SC-REMFs will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

  As of March 31, 1998, SCREALTY Incorporated owned 98.54% of the issued and outstanding Class I shares of SC-US, and 96.56% of the total issued and outstanding shares of SC-US, which means that SCREALTY Incorporated controls SC-REMFs for purposes of the 1940 Act. The effect of SCREALTY

Incorporated's ownership of a controlling interest in SC-US and, therefore, SC-REMFs, is to dilute the voting power of other SC-US and SC-REMFs shareholders.


              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

  Firstar Trust Company, which has its principal business address at 615 East Michigan Street, Milwaukee, Wisconsin 53202 has been retained to act as Custodian of SC-ARBITRAGE's investments and to serve as SC-ARBITRAGE's transfer and dividend disbursing agent. Firstar Trust Company does not have any part in deciding SC-ARBITRAGE's investment policies or which securities are to be purchased or sold for SC-ARBITRAGE's portfolio.


                            REPORTS TO SHAREHOLDERS

  The fiscal year of SC-ARBITRAGE ends on December 31 of each year. SC-ARBITRAGE will send to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by SC-ARBITRAGE's
independent accountants, will be sent to shareholders each year.   Please call
1-888-SECURITY (toll free) for a copy of the most recent semi-annual report.


                            PERFORMANCE INFORMATION

  From time to time, SC-ARBITRAGE may advertise the "average annual total return" of the Class R shares over various periods of time. This total return figure shows the average percentage change in value of an investment in SC-ARBITRAGE's Class R shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of SC-ARBITRAGE's Class R shares and assumes that any income, dividends and/or capital gains distributions made by SC-ARBITRAGE's Class R shares during the period are reinvested in Class R shares of SC-ARBITRAGE. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of SC-ARBITRAGE's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that SC-ARBITRAGE's Class R annual total return for any one year in the period might have been greater or less than the average for the entire period. SC-ARBITRAGE also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in SC-ARBITRAGE's Class R shares for the specific period (again reflecting changes in SC-ARBITRAGE's Class R share price and assuming reinvestment of Class R dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

  It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information further describes the methods used to determine SC-ARBITRAGE's performance.

                                YEAR 2000 RISKS

  Like investment companies, financial and business organizations around the world, SC-REMFs could be adversely affected if the computer systems used by the SC-REMFs, other service providers and entities with computer systems that are linked to SC-REMFs's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." SC-REMFs is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of SC-REMFs major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on SC-REMFs, SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA.


                             ADDITIONAL INFORMATION

  Any shareholder inquiries may be directed to SC-ARBITRAGE at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the Statement of Additional Information which is incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by SC-ARBITRAGE with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or may be obtained from the SEC's worldwide web site at http://www.sec.gov.

                                  PROSPECTUS
                                  ----------


                                     LOGO
                                     ----

                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603

     Security Capital European Real Estate Shares ("SC-EURO") is an investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), an open-end management investment company organized under Maryland law. SC-EURO seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly-traded real estate companies organized principally in European countries. Long-term, SC-EURO's objective is to achieve top-quartile returns as compared with other mutual funds that invest in publicly-traded real estate companies organized principally in European countries, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and investment modeling techniques. Security Capital (US) Management Group Incorporated ("SC (US) Management") serves as both investment adviser and administrator to SC-EURO. Security Capital
(EU) Management Group S.A. ("SC (EU) Management") provides real estate research and analytical services to SC (US) Management in connection with the management of SC-EURO's investment portfolio.

     By this Prospectus, Class I shares of SC-EURO are being offered. Class I shares are offered to investors whose minimum investment is $250,000. See "Purchase of Shares." SC-EURO also offers Class R shares to investors whose minimum initial investment is $2,500. Class R shares have different expenses than Class I shares which would affect performance. Investors desiring to obtain information about SC-EURO's other class of shares should call 1-888-SECURITY (toll free) or ask their sales representatives or SC-EURO's distributor.

     An investment in SC-EURO should not be the sole source of investment for a shareholder. Rather, an investment in SC-EURO should be considered as part of an overall portfolio strategy which includes fixed income and equity securities. SC-EURO is designed for long-term investors, and not for investors who intend to liquidate their investments after a short period of time.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in SC-EURO. SC-REMFs offers other investment portfolios which are described in the prospectuses for Security Capital U.S. Real Estate Shares, Security Capital Asia/Pacific Real Estate Shares and Security Capital Real Estate Arbitrage Shares. A Statement of Additional Information ("SAI") dated [_______, 1998], containing additional and more detailed information about SC-EURO has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by calling 1-888-SECURITY (toll free) or writing SC-EURO's Sub-Administrator at:
[___________].

    INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE
                                  REFERENCE.

     THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY IN ANY STATE OR JURISDICTION WHERE PROHIBITED BY LAW OR TO ANY FIRM OR INDIVIDUAL TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE
SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              [ ________, 1998 ]

                               TABLE OF CONTENTS

                                                 PAGE
                                                 ----
Expenses.........................................   2

Description of SC-REMFs and SC-EURO..............   4

Investment Objectives and Policies...............   4

Investment Strategy..............................   5

Hedging and Other Portfolio Strategies...........   6

Risk Factors.....................................   8

Non-Diversified Status; Portfolio Turnover.......  11

Management of SC-EURO............................  11

Investment Advisory Agreement and Research
Services Agreement...............................  15

Administrator and Sub-Administrator..............  16

Distribution and Servicing Plan..................  16

Determination of Net Asset Value.................  17

Purchase of Shares...............................  17

Redemption of Shares.............................  19

Dividends and Distributions......................  21

Taxation.........................................  22

Organization and Description of Capital Stock....  23

Custodian and Transfer Agent.....................  24

Reports to Shareholders..........................  24

Performance Information..........................  24

Additional Information...........................  25

                                   EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

  Shareholder transaction expenses are direct charges which are incurred when shareholders buy or sell shares of SC-EURO.

ANNUAL SC-EURO OPERATING EXPENSES

  The Class I shares of SC-EURO pay for certain expenses attributable to Class I shares directly out of SC-EURO's Class I assets. These expenses are related to management of SC-EURO, administration and other services. For example, SC-EURO pays an advisory fee and an administrative fee to SC (US) Management. SC-EURO also has other customary expenses for services such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. These operating expenses are subtracted from SC-EURO's Class I assets to calculate SC-EURO's Class I net asset value per share. In this manner, shareholders pay for these expenses indirectly.

  The following table is provided to help shareholders understand the direct expenses of investing in SC-EURO and the portion of SC-EURO's operating expenses that they might expect to bear indirectly. The numbers reflected below are based on SC-EURO's projected expenses for its current fiscal period ending December 31, 1998, assuming that SC-EURO's average annual net assets for such fiscal year are $250 million. The actual expenses in future years may be more or less than the numbers in the table, depending on a number of factors, including the actual value of SC-EURO's assets.

                                   FEE TABLE

Shareholder Transaction Expenses:
  Maximum sales charge on purchases and reinvested distributions..   None
  Redemption fee (1)..............................................   None
Annual SC-EURO Operating Expenses (after expense waivers and/or reimbursements, as a percentage of average net assets):
  Management fees.................................................  1.20%
  12b-1 fees (2)..................................................   .25%
  Other expenses..................................................   .15%
  Total SC-EURO operating expenses (3)............................  1.60%

                                   ________
(1) SC-EURO's transfer agent charges a service fee of [$____] for each wire redemption.
(2) SC-REMFs has adopted a Distribution and Service Plan for SC-EURO Class I shares pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, pursuant to which SC-EURO pays Security Capital Markets Group Incorporated a fee for distribution-related services and services related to the maintenance of shareholder accounts at the annual rate of 0.25% of SC-EURO's Class I average daily net assets. As a result, long-term Class I shareholders of SC-EURO may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc. ("NASD").
(3) SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-EURO's Class I total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses at no more than [___%] of the value of SC-EURO's average daily net assets for Class I shares for the year ending December 31, 1998. SC-EURO estimates that without such waiver and/or reimbursement, actual total fund operating expenses would be [____%] of the value of SC-EURO's Class I average daily net assets.

EXAMPLE

                                                     ONE    THREE
                                                     YEAR   YEARS
                                                     ----   -----
A shareholder would bear the following expenses
on a $1,000 investment, assuming a five percent
annual return and operating expenses as outlined
in the fee table above.............................
                                                    $_____  $_____


[TO BE FILED BY AMENDMENT.]

  THE ACTUAL EXPENSES IN FUTURE YEARS MAY BE MORE OR LESS THAN THE NUMBERS IN THE EXAMPLE, DEPENDING ON A NUMBER OF FACTORS, INCLUDING THE ACTUAL VALUE OF SC-US'S ASSETS.

                            DESCRIPTION OF SC-EURO

   SC-EURO is a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), an open-end management investment company organized under Maryland law on January 23, 1997. SC-REMFs is comprised of four investment portfolios, SC-EURO, Security Capital U.S. Real Estate Shares ("SC-US"), Security Capital Real Estate Arbitrage Shares ("SC-ARBITRAGE") and Security Capital Asia/Pacific Real Estate Shares ("SC-ASIA").

   SC-EURO issues two classes of shares, one of which, Class I shares, includes investors whose minimum initial investment is $250,000. The second class of shares, Class R shares, which are offered to all other eligible investors, offers different services and incurs different expenses than Class I shares, which would affect performance. See "Purchase of Shares" and "Organization and Description of Capital Stock." SC-EURO Class I shares are offered by this prospectus.


                      INVESTMENT OBJECTIVES AND POLICIES

  SC-EURO's investment objective is to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly-traded real estate
companies organized principally in European countries.   Long-term, SC-EURO's
objective is to achieve top-quartile results as compared to other mutual funds that invest in publicly-traded real estate companies organized principally in European countries, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and investment modeling techniques. SC-EURO's investment objective is "fundamental" and cannot be changed without approval of a majority of its outstanding voting securities. None of SC-EURO's policies, other than its investment objective and the investment restrictions described below, are fundamental; these non-fundamental policies may be changed by SC-EURO's Board of Directors without shareholder approval. There can be no assurance that SC-EURO's investment objective will be achieved.

  Under normal conditions, SC-EURO will invest at least 80% of its assets in the equity securities of publicly-traded real estate companies located primarily in European nations. Such equity securities will consist of (1) common stocks, (2) rights or warrants to purchase common stocks, (3) securities convertible into common stocks where the conversion feature represents, in SC (US) Management's view, a significant element of the security's value, and (4) preferred stocks. SC-EURO will invest only in real estate companies that derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and hotels or that have at least 50% of their assets invested in such real estate. SC-EURO also may invest in securities issued by real estate companies that are controlled by Security Capital Group Incorporated ("Security Capital") or its affiliates.

  SC-EURO may, from time to time, invest in debt securities of issuers in the real estate industry. Debt securities purchased by SC-EURO will be rated no lower than A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poors Corporation ("S&P") or, if not so rated, believed by SC (US) Management to be of comparable quality, and may have an average weighted maturity of up to 30 years.

  When, in the judgment of SC (US) Management, market or general economic conditions justify a temporary defensive position, SC-EURO will deviate from its investment objective and invest without limit in money market securities, denominated in dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country, such as: short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the government of a foreign country, their agencies or instrumentalities; finance company and corporate commercial paper and other short-term corporate obligations, in each case rated Prime-1 by Moody's, or A or better by S&P or, if unrated, of comparable quality as determined by SC (US) Management; and repurchase agreements with banks and broker-dealers with respect to such securities. For temporary defensive purposes, SC-EURO also may invest up to 25% of its total assets in obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; provided that SC-EURO will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its total assets.

  SC-EURO is subject to certain investment restrictions that are fundamental and, therefore, may not be changed without shareholder approval. Among other things, SC-EURO will not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. SC (US) Management will monitor the liquidity of such restricted securities under the supervision of SC-EURO's Board of Directors. If SC-EURO invests in securities issued by a real estate company that is controlled by Security Capital Group Incorporated or any of its affiliates, such securities will be treated as illiquid securities. SC-EURO also may not invest directly in real estate. See SC-EURO's SAI for further discussion of SC-EURO's fundamental investment restrictions.


                              INVESTMENT STRATEGY

                    REAL ESTATE SECURITIES INDUSTRY OUTLOOK

  SC (US) Management believes that the real estate industry throughout Europe will experience the same fundamental transformation as experienced in the last seven years in the U.S., which will create significant opportunities. Direct investment of equity capital in real estate will decrease further while investments in publicly-traded real estate operating companies are increasing. The aggregate equity market capitalization of real estate in Europe has increased from $100 billion at December 31, 1992 to [$____] billion at [_______, 1997]. This increasing securitization of the real estate industry through Europe, primarily in the form of real estate operating companies, offers significant benefits to shareholders, including enhanced liquidity, real-time pricing and the opportunity for optimal growth and sustainable rates of return through a more rational and disciplined approach to capital allocation and operating management.

               A RESEARCH-DRIVEN TOP DOWN AND BOTTOM UP APPROACH

  SC-EURO seeks to achieve top-quartile returns by investing primarily in European real estate operating companies which have the potential to deliver above-average growth. SC (US) Management believes that these investment opportunities can only be identified through the integration of top down economic and real estate market research and bottom up operating company cash flow modeling.

  Top Down Economic and Real Estate Market Research. SC (US) Management is uniquely positioned to access meaningful, proprietary economic and real estate research collected at the country market, city sub-market and property-specific level. Non-U.S. country market research and analysis, which is provided to SC
(US) Management by SC (EU) Management and other operating professionals within the Security Capital affiliate company network, assists SC (US) Management in identifying attractive growth in country markets and real estate sectors. This research and analysis is instrumental to SC (US) Management's ability to make investment decisions for SC-EURO's portfolio and to identify country markets reaching a "marginal turning point." The country market research conducted by SC-EURO includes a comprehensive evaluation of real estate supply and demand factors such as population and economic trends, customer and industry needs, capital flows and building permit and construction data on a country market and city sub-market basis and by product type. Specifically, primary country market research evaluates normalized cash flow lease economics -- accounting for capital costs -- to determine whether the core economy of a country market is expected to improve, stabilize or decline. Only through disciplined real estate market research does SC (US) Management believe it can identify country markets and/or city sub-markets, and thus, real estate operating companies, with potential for higher than average growth prospects.

  Bottom Up Real Estate Operating Company Cash Flow Modeling. SC (US) Management believes that analyzing the cash flow profile -- the quality and growth potential -- of a real estate company, both historically and prospectively, is another fundamental step toward identifying above-average growth opportunities. SC (US) Management believes that cash flow is helpful in understanding a real estate portfolio in that such calculation reflects cash flow from operations and the real estate's ability to support interest payments and general operating expenses before the impact of certain activities, such as gains or losses from sales of real estate and changes in accounts receivable and accounts payable. The real estate operating valuation models utilized by SC
(US) Management integrate real estate market research with analysis on specific real estate portfolios in order to establish an independent value of the underlying sources of a real estate company's cash flow. Certain models measure and compare the impact of specific factors on cash flow growth expectations.
The data from all valuation models is ultimately integrated and reviewed in order to identify real estate operating companies with significant potential for growth.


                    HEDGING AND OTHER PORTFOLIO STRATEGIES

  SC-EURO also may from time to time use certain of the investment techniques described below to achieve its objectives. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by SC-EURO in some of the markets in which SC-EURO will invest and SC-EURO does not expect to use them extensively.

Repurchase Agreements. When SC-EURO acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase amount which reflects an agreed-upon rate of return, and is not tied to the coupon rate on the underlying security.

Borrowing. SC-EURO may borrow up to 33-1/3% of the value of its assets to increase its holdings of portfolio securities. Under the Investment Company Act of 1940, as amended ("1940 Act"), SC-EURO is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of SC-EURO's portfolio are disadvantageous from an investment standpoint.

Loans of Portfolio Securities. SC-EURO may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. SC-EURO may terminate the loans at any time and obtain the return of the securities loaned within five business days. SC-EURO will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities.

Options on Securities and Stock Indices. In order to increase its return or to hedge all or a portion of its portfolio investments, SC-EURO may write (i.e., sell) covered put and call options and purchase put and call options on securities or stock indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that gives the purchaser the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a stock index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. SC-EURO may write a call or put option only if the option is "covered." This means that so long as SC-EURO is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if SC-EURO maintains liquid assets with a value equal to the exercise price in a segregated account or holds a put on the same underlying security at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of SC-EURO. SC-EURO will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

Forward Foreign Currency Contracts. SC-EURO may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to SC-EURO from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specified currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. SC-EURO will enter into forward contracts only under two circumstances. First, when SC-EURO enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when SC (US) Management believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, SC-EURO may enter into a forward contract to sell or buy the amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of SC-EURO's portfolio securities denominated in such foreign currency. The second investment practice is in general referred to as "cross-hedging." SC-EURO's forward transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are denominated.

Futures Contracts. For hedging purposes only, SC-EURO may buy and sell financial futures contracts, stock and bond index futures contracts, and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

  When SC-EURO enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when SC-EURO enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "Investment Objectives and Policies--Futures Contracts" in the SAI.

  SC-EURO may not commit more than 5% of its total assets to initial margin deposits on futures contracts. The value of the underlying securities on which futures will be written at any one time may not exceed 25% of the total assets of SC-EURO.

Depositary Receipts. SC-EURO may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Short Sales. SC-EURO reserves the right to engage in short sale transactions in securities listed on one or more foreign or U.S. securities exchanges. Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-EURO incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-EURO purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-EURO is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. SC-EURO may also engage in short sales against the box, which involves selling a security SC-EURO holds in its portfolio for delivery at a specified date in the future. SC-EURO will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-EURO's net assets (taken at market value). See SC-EURO's SAI for further discussion of short sales and short sales against the box.


                                 RISK FACTORS

  Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in SC-EURO, nor can there be an assurance that SC-EURO's investment objectives will be attained. As with any investment in securities, the value of, and income from, an investment in SC-EURO can decrease as well as increase depending on a variety of factors which may affect the values and income generated by SC-EURO's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a shareholder may anticipate that the value of the shares of SC-EURO will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which SC-EURO is invested may also be reflected in declines in the price of shares of SC-EURO. Changes in currency valuations will also affect the price of shares of SC-EURO. History reflects both decreases and increases in worldwide stock markets and currency valuations, and these may reoccur unpredictably in the future. The value of debt securities held by SC-EURO generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by SC (US) Management will not always be profitable or prove to have been correct. SC-EURO is intended as an investment vehicle for those investors seeking long term capital growth and is not intended as a complete investment program.

Investment in Real Estate Securities. SC-EURO will not invest in real estate directly, but only in securities issued by real estate companies. However, SC-EURO may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in real estate taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

  Additionally, SC-EURO could conceivably own real estate directly as a result of a default on debt securities that it owns. If SC-EURO has rental income or income from the disposition of such real estate, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See "Taxation."

Foreign Securities. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies
in the U.S.   Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. SC-EURO may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, most foreign countries withhold portions of income and dividends at the source requiring investors to reclaim taxes withheld.

  Brokerage commissions, custodial services and other costs relating to investment in European countries are generally more expensive than in the U.S. European securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of SC-EURO are uninvested and no return is earned thereon. The inability of SC-EURO to make intended security purchases due to settlement problems could cause SC-EURO to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to SC-EURO due to subsequent declines in value of the portfolio security or, if SC-EURO has entered into a contract to sell the security, could result in possible liability to the purchaser.

  In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which SC-EURO may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

  Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

  Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. SC-EURO could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

  Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

  SC-EURO usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when SC-EURO converts assets from one currency to another.

Repurchase Agreements. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, SC-EURO may experience delay or difficulty in exercising its rights under the security and may incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

Borrowing. SC-EURO may borrow to the extent permitted above. Borrowing may exaggerate the effect on SC-EURO's net asset value of any increase or decrease in the value of SC-EURO's portfolio securities. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Futures and Options. Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any future or options contract may not be available when a futures position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency in SC-EURO's portfolio. Successful use of futures or options contracts is further dependent on SC (US) Management's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations.

Depositary Receipts.    Depositary Receipts may be issued pursuant to sponsored
or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed above. For purposes of SC-EURO's investment policies, SC-EURO's investment in Depositary Receipts will be deemed to be investments in the underlying securities.

Other Risks.   There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described in the SAI.


                  NON-DIVERSIFIED STATUS & PORTFOLIO TURNOVER

  SC-EURO intends to operate as a "non-diversified" investment company under the 1940 Act, which means SC-EURO is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, SC-EURO intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which generally will relieve SC-EURO of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Taxation." To qualify as a regulated investment company, among other requirements, SC-EURO will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of SC-EURO's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and SC-EURO will not own more than 10% of the outstanding voting securities of a single issuer. SC-EURO's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because SC-EURO, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in SC-EURO may present greater risk to an investor than an investment in a diversified company.

  SC-EURO anticipates that its annual portfolio turnover rate will not exceed 150%, but the turnover rate will not be a limiting factor when SC (US) Management deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 150% occurs, for example, when all of the securities held by SC-EURO are replaced one and one half times in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by SC-EURO. High portfolio turnover may result in the realization of net short-term capital gains by SC-EURO which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."


                    DIRECTORS, OFFICERS AND OTHER PERSONNEL

BOARD OF DIRECTORS

  The overall management of the business and affairs of SC-EURO is vested with the Board of Directors of SC-REMFs. The Board of Directors approves all significant agreements between SC-REMFs and persons or companies furnishing services to SC-EURO, including SC-REMFs's agreements with SC (US) Management, its custodian and transfer agent. The management of SC-EURO's day-to-day operations is delegated to the officers of SC-REMFs, who include the Managing Directors, and SC (US) Management, subject always to the investment objectives and policies of SC-EURO and to general supervision by the Board of Directors. Although SC-REMFs is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-REMFs's Articles of Incorporation. The Directors and principal officers of SC-REMFs and certain key members of SC-EURO's Portfolio Management Committee and their principal occupations are set forth below.

  Stephen F. Kasbeer     Director of SC-REMFs. Retired; Senior Vice President
                         for Administration and Treasurer of Loyola University,
                         Chicago from 1981
                         to July 1994, where he was responsible for administration, investment, real estate and treasurer functions, served as Chief Investment Officer, was Chairman of the Operations Committee, was a member of the Investment and Finance Committees of the Board of Trustees and was President and a Director of the Loyola
                         Management Company. Mr. Kasbeer received his J.D. from
                         John Marshall Law School and his M.A. and B.S. from
                         Northwestern University.

  Anthony R. Manno Jr.  Chairman of the Board of Directors, Managing Director
                        and President of SC-REMFs. Managing Director of SC (US) Management since March 1997, where he is responsible for overseeing all investment and capital allocation matters for SC (US) Management's public market securities activities and is also responsible for company and industry analysis, market strategy and trading and reporting; from January 1995 to March 1997, he was Managing Director of SC (US) Management, where he performed the same functions. Mr. Manno was a member of the Investment Committee of Security Capital Group Incorporated from March 1994 to June 1996. Prior to joining Security Capital, Mr. Manno was a Managing Director of LaSalle Partners Limited from March 1980 to March 1994. Mr. Manno received his M.B.A. from the University of Chicago Graduate School of Business, an M.A. and a B.A. from Northwestern University and is a Certified Public Accountant.

  George F. Keane       Director of SC-REMFs. Chairman of the Board of Trigen
                        Energy Corporation since 1994. As founding chief executive of The Common Fund in 1971 and Endowment
                        Realty Investors in 1988, Mr. Keane for many years headed an investment management service for colleges, universities and independent schools that managed $15 billion for 1,200 educational institutions when he became President Emeritus of the Common Fund in 1993. He has served as a member of the Investment Advisory
                        Committee of the $75 billion New York State Common
                        Retirement Fund since 1982. He has been a Director of the RCB Trust Company since 1991, a Trustee of the Nicholas Applegate Investment Trust since 1993, and a
                        Director of the Bramwell Funds since 1994. He is also a Director of Universal Stainless & Alloy Products, Global
                        Pharmaceutical Corporation, United Water Resources and
                        United Properties Group, Gulf Resources Corporation, and the Universal Bond Fund, and is an advisor to Associated
                        Energy Managers. Mr. Keane also serves as a Trustee of his alma mater, Fairfield University where he received his B.A., and as a Director and Chairman of the Investment Committee of the United Negro College Fund.
                        Mr. Keane holds honorary degrees from Loyola University, Chicago, Illinois and Lawrence University, Appleton,
                        Wisconsin.

  Robert H. Abrams      Director of SC-REMFs. Founder of Colliers ABR, Inc.
                        (formerly Abrams Benisch Riker Inc.), a property management firm. Mr. Abrams was Principal of Colliers
                        ABR, Inc. from 1978 to 1992 and since 1992, has served as a Consultant. From 1959 to 1978 Mr. Abrams was
                        Executive Vice President and Director of Cross and Brown
                        Company. Mr. Abrams also serves as a Director of Greater
                        New York Mutual

                        Insurance Company and Trustee Emeritus and Presidential Counselor of his alma mater, Cornell University. Mr. Abrams received his M.B.A. from Harvard University and his B.A. from Cornell University.

  John H. Gardner, Jr.  Director of SC-REMFs. Managing Director of Security
                        Capital (US) Management since July, 1997. Prior thereto, Director of Security Capital Pacific Trust ("PTR") and the PTR REIT Manager from February 1995 to June 1997 and Senior Vice President of Security Capital Atlantic Incorporated ("ATLANTIC"), PTR and the PTR REIT Manager from September 1994 to June 1997 where he had overall responsibility for asset management and multifamily dispositions. Prior to joining Security Capital, Mr. Gardner was with Copley Real Estate Advisors as a Managing Director and Principal responsible for portfolio management from January 1991 to September 1994 and as a Vice President and Principal of asset management from December 1984 to December 1990. From July 1977 to November 1984, Mr. Gardner was a Real Estate Manager with the John Hancock Companies. Mr. Gardner received his M.S. in Computer Information Systems from Bentley College and his B.S. in Accounting from Stonehill College.

  Jeffrey C. Nellessen  Vice President, Secretary and Treasurer of SC-REMFs.
                        Vice President and Controller of SC (US) Management since March 1997. Prior thereto, from June 1988 to March 1997, he was Controller, Manager of Client Administration and Compliance Officer at Strong Capital Management, Inc. Mr. Nellessen is a Certified Public Accountant, Certified Management Accountant and a Certified Financial Planner. He received his B.B.A. from the University of Wisconsin, Madison.

  Kenneth D. Statz      Managing Director of SC-REMFs. Managing Director of SC
                        (US) Management since November 1997 where he is responsible for the development and implementation of portfolio investment strategy. Prior thereto, Senior
                        Vice President and Senior REIT Analyst from July 1996 to
                        October 1997 and Vice President from May 1995 to June
                        1996. Prior to joining Security Capital, Mr. Statz was a
                        Vice President in the investment research department of Goldman, Sachs & Co., from February 1993 to January
                        1995, concentrating on research and underwriting for the REIT industry. Prior thereto, Mr. Statz was a real estate stock portfolio manager and a managing director of Chancellor Capital Management from August 1982 to
                        February 1992. Mr. Statz received his M.B.A. and B.B.A.
                        from the University of Wisconsin, Madison.

  Kevin W. Bedell       Senior Vice President of SC-REMFs. Senior Vice President
                        of SC (US) Management since November 1997 and Vice
                        President since July 1996, where he is responsible for directing the activities of the industry/company securities research group and providing in-depth proprietary research on publicly traded companies with office and industrial sectors. Prior to joining SC (US)
                        Management, Mr. Bedell spent nine years with LaSalle
                        Partners Limited where he was Equity Vice President and
                        Portfolio Manager responsible for the strategic,
                      operational and financial management of a private REIT with commercial real estate investments of $600-800 million. Mr. Bedell received his M.B.A. from the University of Chicago and his B.A. from Kenyon College.

Gerios J.M. Rovers    Member, SC-EURO Portfolio Management Committee; Mr. Rovers
                      has served as ______________ of SC (US) Management since
                      April 1997, where he is responsible for [the development and implementation of portfolio investment strategy]. From
                      July 1988 to April 1997, Mr. Rovers was associated with
                      GIM Algemeen Vermogensbeheer and served as an associate director and a portfolio manager of global real estate securities on behalf of domestic and foreign clients. Mr.
                      Rovers graduated from the University of Tilburg in The
                      Netherlands.

W. Joseph Houlihan    Member, SC-EURO Portfolio Management Committee;
                      Mr. Houlihan has served as a Managing Director of SC (US)
                      Management since April 1997 where he is responsible for [overseeing all investment and capital allocation recommendations for SC (US) Management's public market securities activities, and also responsible for company and industry analysis, market strategy and trading and reporting]. Prior to joining Security Capital, Mr.
                      Houlihan was the Director of the Institutional Investment
                      Management Group and executive vice president of GIM
                      Algemeen Vermogensbeheer, a prominent Dutch investment management company, where he specialized in real estate investments and was responsible for developing GIM's real estate securities investment process and client base.
                      Prior to joining GIM, Mr. Houlihan was a vice president at John G. Wood and Associates, a diversified real estate development and investment company located in Florida, and with Chase Manhattan Bank's trust department. Mr. Houlihan is an Advisory Director of Security Capital US Realty and a member of the Investment Property Forum. Mr. Houlihan received his M.B.A. from the University of Leuven, Belgium, and his B.S. from New York University.

SC (US) MANAGEMENT

  Security Capital (US) Management Group Incorporated ("SC (US) Management"), with offices located at 11 South LaSalle Street, Chicago, Illinois 60603 and 34 Boulevard de La Wolune, Brussels, Belgium, has been retained to provide investment advice, and, in general, to conduct the management and investment program of SC-EURO under the overall supervision and control of the Directors of SC-EURO.

  SC (US) Management was formed in March 1994, and is registered as an investment adviser with the SEC. SC (US) Management's principal officers include Anthony R. Manno, Jr., Managing Director and President, John H. Gardner, Jr., Managing Director, Kenneth D. Statz, Managing Director and Kevin
W. Bedell, Senior Vice President. SC (US) Management is a wholly-owned subsidiary of Security Capital Group Incorporated, a real estate research, investment and management company.

  The SC-EURO Portfolio Management Committee, which is comprised of certain officers of SC-REMFs, SC (US) Management analysts and SC (EU) Management analysts, is primarily responsible for the ongoing construction of SC-EURO's portfolio.

SC (EU) MANAGEMENT

  Security Capital (EU) Management Group S.A. ("SC (EU) Management") has been retained by SC (US) Management to provide SC (US) Management with proprietary real estate research and on-going analysis of opportunities for investment in the equity securities of European issuers. SC (EU) Management is a corporation organized under Belgian law and an indirect, wholly-owned subsidiary of Security Capital Group Incorporated.

                       INVESTMENT ADVISORY AGREEMENT AND
                          RESEARCH SERVICES AGREEMENT

  Pursuant to an investment advisory agreement (the "Advisory Agreement"), SC
(US) Management furnishes a continuous investment program for SC-EURO's portfolio, subject to the general supervision of SC-REMFs's Board of Directors. SC (US) Management also provides persons satisfactory to the Directors of SC-REMFs to serve as officers of SC-REMFs. Such officers, as well as certain other employees and Directors of SC-REMFs, may be directors, officers, or employees of SC (US) Management.

  Under the Advisory Agreement, SC-EURO Class I shares pay SC (US) Management a monthly management fee in an amount equal to 1.20% of the average daily net assets of SC-EURO Class I shares (approximately 1.20% on an annual basis).
Under a separate agreement SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-EURO's Class I total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses, at no more than [___%] of the value of SC-EURO's average daily net assets for the year ending December 31, 1998.

  In addition to the payments to SC (US) Management under the Advisory Agreement described above, SC-EURO Class I shares pay certain other costs of operations including (a) administration, custodian and transfer agency fees, (b) fees of Directors who are not affiliated with SC (US) Management, (c) clerical, accounting and other office costs, (d) costs of printing SC-EURO's prospectus for existing shareholders and shareholder reports, (e) costs of maintaining SC-REMFs's existence, (f) interest charges, taxes, brokerage fees and commissions,
(g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, and (i) upon the approval of SC-REMFs's Board of Directors, costs of personnel of SC
(US) Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-EURO shares pays the portion of SC-EURO expenses attributable to its operations. Income, realized gains and losses, unrealized appreciation and depreciation and certain expenses not allocated to a particular class are allocated to each class based on the net assets of that class in relation to the net assets of SC-REMFs.

  SC (US) Management has entered into a research services agreement ("Research Services Agreement") with SC (EU) Management pursuant to which SC (EU) Management provides SC (US) Management with proprietary real estate research and ongoing analysis of opportunities for investment in the equity securities of European issuers. This research is analyzed by SC (US) Management in identifying attractive growth in country markets and real estate sectors and is instrumental to SC (US) Management's ability to make investment decisions for SC-EURO's portfolio. SC (US) Management pays SC (EU) Management for the provision of such research and analytical services. Payment of this fee is an obligation of SC (US) Management and not a direct obligation of SC-EURO.


                      ADMINISTRATOR AND SUB-ADMINISTRATOR

  SC (US) Management has also entered into a fund accounting and administration agreement with SC-REMFs (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-EURO, including (i) providing office space, telephone, office equipment and supplies for SC-REMFs;
(ii) paying compensation of SC-REMFs's officers for services rendered as such;
(iii) authorizing expenditures and approving bills for payment on behalf of SC-EURO; (iv) supervising preparation of the periodic updating of SC-EURO's Prospectus and SAI for existing shareholders; (v) supervising preparation of quarterly reports to SC-EURO's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of SC-EURO's investment portfolio and the publication of the net asset value of SC-EURO's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-EURO, including the custodian ("Custodian"), transfer agent ("Transfer Agent") and printers; (viii) providing trading desk facilities for SC-EURO; (ix) maintaining books and records for SC-EURO (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-EURO's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

  In accordance with the terms of the Administration Agreement and with the approval of SC-REMFs's Board of Directors, SC (US) Management has caused SC-REMFs to retain [_______] (the "Sub-Administrator") as sub-administrator under a service agreement ("Sub-Administration Agreement").

  Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-EURO's net asset value and preparing such figures for publication, maintaining certain of SC-EURO's books and records that are not maintained by SC (US) Management, or the Custodian, preparing financial information for SC-EURO's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-REMFs pays the Sub-Administrator a monthly administration fee at the annual rate of [______%]. The Sub-Administrator also serves as SC-EURO's Custodian and Transfer Agent. See "Custodian and Transfer and Dividend Disbursing Agent."

  Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-EURO under the Sub-Administration Agreement, subject to the overall authority of SC-REMFs's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from SC-REMFs at the annual rate of 0.2% of the value of the average daily net assets of the Fund.


                        DISTRIBUTION AND SERVICING PLAN

  The Board of Directors of SC-REMFs and SC-EURO's sole Class I shareholder have adopted a Distribution and Servicing Plan ("Plan") with respect to SC-EURO's Class I shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, SC-EURO pays to Security Capital Markets Group Incorporated, in its capacity as principal distributor of SC-EURO's shares (the

"Distributor"), a monthly fee equal to, on an annual basis, .25% of the value of SC-EURO's average daily net assets for Class I shares.

  The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of Class I shares and for providing certain services to Class I shareholders. The Distributor may pay third parties in respect of these services such amount as it may determine. SC-EURO understands that these third parties may also charge fees to their clients who are beneficial owners of SC-EURO Class I shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

  The Distributor, with offices located at 11 South LaSalle Street, Chicago,
Illinois 60603, is an affiliate of SC (US) Management.   See "Distribution Plan"
in the Statement of Additional Information for a listing of the types of expenses for which the Distributor and third parties may be compensated under the Plan. If the fee received by the Distributor exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan is reviewed and is subject to approval annually by the Board of Directors.


                       DETERMINATION OF NET ASSET VALUE

  The net asset value per share of SC-EURO's Class I shares is determined as of the scheduled closing time of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., New York time) each day the NYSE is open for trading, by adding the market value of all securities in SC-EURO's portfolio and other assets represented by Class I shares, subtracting liabilities incurred or accrued allocable to Class I shares, and dividing by the total number of SC-EURO's Class I shares then outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or quoted on a quotation system of a national securities association is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time), if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of SC-EURO's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Directors. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Foreign securities that are not traded on an exchange, securities for which market quotations are not readily available and other assets are valued at fair value as determined by SC-EURO's management and approved in good faith by the Board of Directors.


                              PURCHASE OF SHARES

  Class I shares are being offered to investors whose minimum initial investment is $250,000. SC-EURO Class I shares may be purchased through Firstar Trust Company, SC-ARBITRAGE's Transfer Agent, or any dealer that has entered into a sales agreement with the Distributor.

  Orders for shares of SC-EURO will become effective at the net asset value per share next determined after the receipt of payment. All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase transaction will be sent to you promptly following each transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. Investors must specify that Class I shares are being purchased.

  If you choose a securities dealer that has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place an order for the purchase of SC-EURO shares. Such dealer may charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

  By investing in SC-EURO you appoint the Transfer Agent as your agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. All fractional shares will be held in book entry form. PLEASE NOTE THAT IT IS MORE COMPLICATED TO REDEEM SHARES HELD IN CERTIFICATE FORM.

INITIAL INVESTMENT

  The minimum initial investment is $250,000. Class I shares may be purchased by check or money order drawn on a U.S. bank, savings and loan, or credit union by wire transfer. The enclosed application must be completed and accompanied by payment in U.S. funds to open an account. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. Note that all applications to purchase shares are subject to acceptance by SC-EURO and are not binding until so accepted. SC-EURO reserves the right to decline to accept a purchase order application in whole or in part.

MAIL

  The following instructions should be used when mailing a check or money order payable to "Security Capital European Real Estate Shares," via U.S. mail to the Distributor, a securities dealer or the Transfer Agent:

     VIA U.S. MAIL                                BY OVERNIGHT MAIL
     Firstar Trust Company                        Firststar Trust Company
     Mutual Fund Services                         Mutual Fund Services
     P.O. Box 701                                 3rd Floor
     Milwaukee, Wisconsin 53201-0710              615 East Michigan Street
                                                  Milwaukee, Wisconsin 53202

  SC-REMFs does not consider the U.S. Postal Service or other independent delivery service to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box of purchase applications does not constitute receipt by the Transfer Agent or SC-REMFs. Do not mail letters by overnight courier to the post office box.

  Please note that if your check does not clear, a service charge of $20 will be charged and you will be responsible for any losses suffered by SC-EURO as a result.

WIRE PURCHASES

  Class I shares may be purchased by wire only through the Transfer Agent. The following instructions should be used when wiring funds to the Transfer Agent for the purchase of shares:

Wire to:            Firstar Bank
                    ABA Number 075000022

Credit:             Firstar Trust Company
                    Account 112-952-137

Further Credit:     Security Capital European Real Estate Shares
                    (shareholder account number)
                    (shareholder name/registration)

  Please call 1-800-699-4594 prior to wiring any funds in order to obtain a confirmation number and to ensure prompt and accurate handing of funds. SC-EURO AND ITS TRANSFER AGENT ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM OR FROM INCOMPLETE WIRING INSTRUCTIONS.

SUBSEQUENT INVESTMENTS

  Additional investments of at least $20,000 may be made by mail, wire or by telephone. When making an additional purchase by mail, a check payable to "Security Capital U.S. Real Estate Shares" along with the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed. To make an additional purchase by wire, a shareholder may call 1-800-699-4594 (toll free) for complete wiring instructions.

  You may purchase additional shares by moving money from your bank account to your SC-EURO account by telephone. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. In order for shares to be purchased at the net asset value determined as of the close of regular trading on a give date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System, before the close of regular trading on such date. Most transfers are completed within three business days. TELEPHONE TRANSACTIONS MAY NOT BE USED FOR INITIAL PURCHASES OF CLASS I SHARES.

EXCHANGE FEATURE

  Class I shares of SC-EURO may be exchanged for Class I shares of SC-ARBITRAGE, SC-US and SC-ASIA. Exchanges of Class I shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required. However, you may not exchange your investment in shares of SC-EURO, SC-ARBITRAGE, SC-US or SC-ASIA more than four times in any twelve-month period (including the initial exchange of your investment during that period).


                              REDEMPTION OF SHARES

  You may request redemption of part or all of your Class I shares at any time by telephone or by mail. The redemption of shares will be at the next determined net asset value. See "Determination of Net Asset Value." SC-EURO normally will mail the redemption proceeds to you on the next business day and, in any event, no later than seven business days after the receipt of a redemption request in good order. However, when a purchase has been made by check, SC-EURO may hold payment on redemption proceeds until it reasonably satisfied that the check has cleared, which may take up to twelve days.

  Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by SC-EURO of the Broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions. See "Determination of Net Asset Value."

  Redemption requests must be signed exactly as the shares are registered including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. If the Class I shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Firstar Trust Company together with a redemption request. The following instructions should be used for the redemption of shares by mail, by wire and by telephone:

MAIL AND WIRE

  For most redemption requests you need only furnish a written, unconditional request to redeem your Class I shares (for a fixed dollar amount) at net asset value to Security Capital Real Estate European Real Estate Shares:

     Via U.S. Mail                           By Overnight Mail
     Firstar Trust Company                   Firststar Trust Company
     Mutual Fund Services                    Mutual Fund Services
     P.O. Box 701                            3rd Floor
     Milwaukee, Wisconsin 53201-0710         615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

  Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges as $12.00 service fee for wire redemptions.

  Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. SC-REMFs does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or by SC-EURO. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

TELEPHONE

  You may redeem shares by telephone by calling the Transfer Agent at 1-800-699-4594. In order to utilize this procedure, you must have previously elected this option in writing, which election will be reflected in the Transfer Agent's records and the redemption proceeds will be mailed directly to you or transferred to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the Transfer Agent. See "Signature Guarantees" below. To change that address, you may call or submit a written request to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. SC-EURO reserves the right to limit the number of telephone redemptions by a shareholder. Once made, telephone redemption requests may not be modified or canceled.

  The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, SC-EURO will not be liable for any loss, cost or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption. SC-EURO reserves the right to refuse a telephone redemption request if so advised.

SIGNATURE GUARANTEES

  Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record;
(iii) any redemption request if a change of address request has been received by SC-EURO or Transfer Agent within the last 15 days and (iv) any redemption request involving $100,000 or more. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

OTHER REDEMPTION INFORMATION

  Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the redemption check for such proceeds has cleared.

  SC-EURO may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, or (ii) an emergency, as defined by rules adopted by the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of SC-EURO not reasonably practicable.

  The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

  A shareholder's account may be terminated by SC-EURO in not less than 30 days' notice if, at the time of any redemption of Class I shares in his or her account, the value of the remaining shares in the account falls below $250,000. Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven business days of the redemption. However, if a shareholder is affected by the exercise of this right, he or she will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

  A Class I shareholder who fails to satisfy minimum account balance requirements may elect to convert Class I shares to Class R shares. Class I shares will be converted to Class R shares at the next determined net asset value for Class I shares and Class R shares after the receipt by the distributor of a written conversion request. SC-EURO does not charge a fee to process conversions. SC-EURO reserves the right to reject any conversion request in whole or in part. The conversion feature may be modified or terminated at any time upon notice to SC-EURO Class I shareholders.


                          DIVIDENDS AND DISTRIBUTIONS

  Dividends from SC-EURO's investment income will be declared and distributed quarterly. SC-EURO intends to distribute net realized capital gains, if any, at least annually although SC-EURO's Board of Directors may in the future determine to retain net realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of SC-EURO's distribution policies for SC-EURO and its shareholders, see "Taxation."

  Distributions will automatically be paid in full and fractional shares of SC-EURO based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.

                                    TAXATION

  The following discussion is intended for general information only. Shareholders should consult with their own tax advisers as to the tax consequences of an investment in SC-EURO, including the status of distributions under applicable state or local law.

FEDERAL INCOME TAXES

  SC-EURO intends to qualify to be taxed as a "regulated investment company" under the Code. To the extent that SC-EURO distributes its taxable income and net capital gains to its shareholders, qualification as a regulated investment company relieves SC-EURO of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by SC-EURO. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in SC-EURO at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of SC-EURO is financed with indebtedness.

  The excess of net long-term capital gains over the net short-term capital losses realized and distributed by SC-EURO to its shareholders as capital gains distributions is taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his or her stock. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above.

  Under the current federal tax law, the amount of an income dividend or capital gains distribution declared by SC-EURO during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

  Any dividend or distribution received by a shareholder on shares of SC-EURO will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares for six months or less, and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  A dividend or capital gains distribution with respect to shares of SC-EURO held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan, except to the extent the shares are debt-financed within the meaning of Section 514 of the Code. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

  SC-EURO will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to SC-EURO, or the Secretary of the Treasury notifies SC-EURO that the shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

  Further information relating to tax consequences is contained in the SAI.

STATE AND LOCAL TAXES

  SC-EURO distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in SC-EURO.


                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

  Security Capital Real Estate Mutual Funds Incorporated, formerly Security Capital Employee REIT Fund Incorporated, was incorporated under Maryland law as SCERF Incorporated ("SCERF"), a wholly-owned subsidiary of Security Capital Group Incorporated, on December 20, 1996. On January 23, 1997, all the assets and liabilities of SCERF were transferred to Security Capital Employee REIT Fund Incorporated in a reorganization transaction. On December 16, 1997, its name was changed to Security Capital U.S. Real Estate Shares. On [___________, 1998], its name was changed to Security Capital Real Estate Mutual Funds Incorporated.

  SC-REMFs is authorized to issue 200,000,000 shares of stock, $.01 par value per share. SC-REMFs's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-REMFs's stock and reclassify and issue any unissued shares of SC-REMFs. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval. The Board of Directors of SC-REMFs has authorized the creation of four investment portfolios; SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA, each with two classes of shares: Class I shares and Class R shares. Class I shares offer different services to shareholders and incur different expenses than Class R shares. Each class pays its proportionate share of SC-REMFs's expenses.

  All classes of each series of SC-REMFs's shares have equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any class of any series of SC- REMFs's shares. All SC-REMFs shares, when duly issued, are fully paid and nonassessable. The rights of the holders of SC-EURO's Class I shares may not be modified except by the vote of a majority of the holders of all SC-EURO's Class I shares outstanding. SC-EURO's Class I shareholders have exclusive voting rights with respect to matters relating solely to SC-EURO's Class I shares. SC-EURO's Class I shareholders vote separately from SC-EURO's Class R shareholders and SC-ARBITRAGE's, SC-ASIA's and SC-US's Class I and Class R shareholders on matters in which the interests of SC-EURO's Class I shareholders differ from the interests of SC-EURO's Class R shareholders and SC-ARBITRAGE's, SC-ASIA's and SC-US's Class I and Class R shareholders.

  SC-REMFs is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-REMFs entitled to vote at the meeting. SC-REMFs will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

  As of March 31, 1998, SCREALTY Incorporated owned 98.54% of the issued and outstanding Class I shares of SC-US, and 96.56% of the total issued and outstanding shares of SC-US, which means that SCREALTY Incorporated controls SC-REMFs for purposes of the 1940 Act. The effect of SCREALTY Incorporated's ownership of a controlling interest in SC-US and, therefore, SC-REMFs, is to dilute the voting power of other SC-US and SC-REMFs shareholders.

                          CUSTODIAN AND TRANSFER AGENT

  [______________], which has its principal business address at [__________________], has been retained to act as Custodian of SC-EURO's investments. [_______________], which has its principal business address at [___________________], has been retained to serve as SC-EURO's Transfer Agent. Neither [_____________] nor [_____________] have any part in deciding SC-EURO's investment policies or which securities are to be purchased or sold for SC-EURO's portfolio.


                            REPORTS TO SHAREHOLDERS

  The fiscal year of SC-EURO ends on December 31 of each year. SC-EURO will send to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by SC-EURO's independent accountants, will be sent to shareholders each year. Please call 1-888-SECURITY (toll free) for a copy of the most recent semi-annual report.


                            PERFORMANCE INFORMATION

  From time to time, SC-EURO may advertise its "average annual total return" of the Class I shares over various periods of time. This total return figure shows the average percentage change in value of an investment in SC-EURO Class I shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of SC-EURO's Class I shares and assumes that any income, dividends and/or capital gains distributions made by SC-EURO during the period are reinvested in Class I shares of SC-EURO. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of SC-EURO's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that SC-EURO's Class I annual total return for any one year in the period might have been greater or less than the average for the entire period. SC-EURO also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in SC-EURO's Class I shares for the specific period (again reflecting changes in SC-EURO's Class I share price and assuming reinvestment of Class I dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

  It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The SAI further describes the methods used to determine SC-EURO's performance.

                                YEAR 2000 RISKS

  Like investment companies, financial and business organizations around the world, SC-REMFs could be adversely affected if the computer systems used by the SC-REMFs, other service providers and entities with computer systems that are linked to the SC-REMFs's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." SC-REMFs is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of SC-REMFs major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on SC-REMFs and SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA.

                            ADDITIONAL INFORMATION

  Any shareholder inquiries may be directed to SC-REMFs at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the SAI which is incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by SC-REMFs with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or may be obtained from the SEC's worldwide web site at http://www.sec.gov.

                                  PROSPECTUS


                                     LOGO

                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603

     Security Capital European Real Estate Shares ("SC-EURO") is an investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), an open-end management investment company organized under Maryland law. SC-EURO seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly-traded real estate companies organized principally in European countries. Long-term, SC-EURO's objective is to achieve top-quartile returns as compared with other mutual funds that invest in publicly-traded real estate companies organized principally in European countries, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and investment modeling techniques. Security Capital (US) Management Group Incorporated ("SC (US) Management") serves as both investment adviser and administrator to SC-EURO.

     By this Prospectus, SC-EURO is offering Class R shares. SC-EURO also offers Class I shares to investors whose minimum initial investment is $250,000. Class I shares have different expenses than Class R shares which would affect performance. Investors desiring to obtain information about SC-EURO's other class of shares should call 1-888-SECURITY (toll free) or ask their sales representatives or SC-EURO's distributor. This Prospectus provides you with information specific to the Class R shares of SC-EURO. It contains information you should know before you invest in SC-EURO.

    INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

     An investment in SC-EURO should not be the sole source of investment for a shareholder. Rather, an investment in SC-EURO should be considered as part of an overall portfolio strategy which includes fixed income and equity securities. SC-EURO is designed for long-term investors, and not for investors who intend to liquidate their investments after a short period of time.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in SC-EURO. SC-REMFs offers other investment portfolios which are described in the prospectuses for Security Capital U.S. Real Estate Shares, Security Capital Asia/Pacific Real Estate Shares and Security Capital Real Estate Arbitrage Shares. A Statement of Additional Information ("SAI") dated [________, 1998], containing additional and more detailed information about SC-EURO has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by calling 1-888-SECURITY (toll free) or writing SC-EURO's Sub-Administrator at:
[_______________].

THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY IN ANY STATE OR JURISDICTION WHERE PROHIBITED BY LAW OR TO ANY FIRM OR INDIVIDUAL TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE
SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              [ ________, 1997 ]

                               TABLE OF CONTENTS

                                                       PAGE
                                                       ----
Expenses..............................................    2

Description of SC-REMFs and SC-EURO...................    4

Investment Objectives and Policies....................    4

Investment Strategy...................................    5

Hedging and Other Portfolio Strategies................    6

Risk Factors..........................................    8

Non-Diversified Status; Portfolio Turnover............   11

Management of SC-EURO.................................   11

Investment Advisory Agreement and Research Services
Agreement.............................................   15

Administrator and Sub-Administrator...................   16

Distribution and Servicing Plan.......................   16

Determination of Net Asset Value......................   17

Purchase of Shares....................................   17

Redemption of Shares..................................   20

Dividends and Distributions...........................   22

Taxation..............................................   22

Organization and Description of Capital Stock.........   23

Custodian and Transfer Agent..........................   24

Reports to Shareholders...............................   24

Performance Information...............................   25

Additional Information................................   25

                                   EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

  Shareholder transaction expenses are direct charges which are incurred when shareholders buy or sell shares of SC-EURO.

ANNUAL SC-EURO OPERATING EXPENSES

  The Class R shares of SC-EURO pay for certain expenses attributable to Class R shares directly out of SC-EURO's Class R assets. These expenses are related to management of SC-EURO, administration and other services. For example, SC-EURO pays an advisory fee and an administrative fee to SC (US) Management. SC-EURO also has other customary expenses for services such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. These operating expenses are subtracted from SC-EURO's Class R assets to calculate SC-EURO's Class R net asset value per share. In this manner, shareholders pay for these expenses indirectly.

  The following table is provided to help shareholders understand the direct expenses of investing in SC-EURO and the portion of SC-EURO's operating expenses that they might expect to bear indirectly. The numbers reflected below are based on SC-EURO's projected expenses for its current fiscal period ending December 31, 1998, assuming that SC-EURO's average annual net assets for such fiscal year are $250 million. The actual expenses in future years may be more or less than the numbers in the table, depending on a number of factors, including the actual value of SC-EURO's assets.

                                   FEE TABLE

Shareholder Transaction Expenses:
  Maximum sales charge on purchases and reinvested distributions.......   None
  Redemption fee (1)...................................................   None
Annual SC-EURO Operating Expenses (after expense waivers and/or reimbursements, as a percentage of average net assets):
  Management fees......................................................  1.20%
  12b-1 fees (2).......................................................   .25%
  Other expenses.......................................................   .30%
  Total SC-EURO operating expenses (3).................................  1.75%

___________
(1) SC-EURO's transfer agent charges a service fee of [$_______] for each wire redemption.
(2) SC-REMFs has adopted a Distribution and Service Plan for SC-EURO Class R shares pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, pursuant to which SC-EURO pays Security Capital Markets Group Incorporated a fee for distribution-related services and services related to the maintenance of shareholder accounts at the annual rate of 0.25% of SC-EURO's Class R average daily net assets. As a result, long-term Class R shareholders of SC-EURO may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc. ("NASD").
(3) SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-EURO's Class R total operating expenses, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses, at no more than [___%] of the value of SC-EURO's Class R average daily net assets for the year ending December 31, 1998. SC-EURO estimates that without such waiver and/or reimbursement, actual total fund operating expenses would be [___%] of the value of SC-EURO's Class R average daily net assets.

EXAMPLES

                                                     ONE    THREE
                                                    YEAR    YEARS
                                                    ----    -----
A shareholder would bear the following expenses
on a $1,000 investment, assuming a five percent
annual return and operating expenses as outlined
in the fee table above.............................
                                                    $_____  $_____


[TO BE FILED BY AMENDMENT]

  The actual expenses in future years may be more or less than the numbers in the example, depending on a number of factors, including the actual value of SC-US's assets.

                            DESCRIPTION OF SC-EURO

  SC-EURO is a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), an open-end management investment company organized under Maryland law on January 23, 1997. SC-REMFs is comprised of four investment portfolios, SC-EURO, Security Capital U.S. Real Estate Shares ("SC-US"), Security Capital Real Estate Arbitrage Shares ("SC-ARBITRAGE") and Security Capital Asia/Pacific Real Estate Shares ("SC-ASIA").

  SC-EURO issues two classes of shares, one of which, Class R shares, is offered by this prospectus. SC-EURO also issues Class I shares to investors whose minimum initial investment is $250,000. Class R shares offer different services and incur different expenses than Class I shares, which would affect performance. See "Purchase of Shares" and "Organization and Description of Capital Stock."


                       INVESTMENT OBJECTIVES AND POLICIES

  SC-EURO's investment objective is to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly-traded real estate companies organized principally in European countries. Long-term, SC-EURO's objective is to achieve top-quartile results as compared to other mutual funds that invest in publicly-traded real estate companies organized principally in European countries, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and investment modeling techniques. SC-EURO's investment objective is "fundamental" and cannot be changed without approval of a majority of its outstanding voting securities. None of SC-EURO's policies, other than its investment objective and the investment restrictions described below, are fundamental; these non-fundamental policies may be changed by SC-EURO's Board of Directors without shareholder approval. There can be no assurance that SC-EURO's investment objective will be achieved.

  Under normal conditions, SC-EURO will invest at least 80% of its assets in the equity securities of publicly-traded real estate companies located primarily in European nations. Such equity securities will consist of (1) common stocks, (2) rights or warrants to purchase common stocks, (3) securities convertible into common stocks where the conversion feature represents, in SC (US) Management's view, a significant element of the security's value, and (4) preferred stocks. SC-EURO will invest only in real estate companies that derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and hotels or that have at least 50% of their assets invested in such real estate. SC-EURO also may invest in securities issued by real estate companies that are controlled by Security Capital Group Incorporated ("Security Capital") or its affiliates.

  SC-EURO may, from time to time, invest in debt securities of issuers in the real estate industry. Debt securities purchased by SC-EURO will be rated no lower than A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poors Corporation ("S&P") or, if not so rated, believed by SC (US) Management to be of comparable quality, and may have an average weighted maturity of up to 30 years.

  When, in the judgment of SC (US) Management, market or general economic conditions justify a temporary defensive position, SC-EURO will deviate from its investment objective and invest without limit in money market securities, denominated in dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country, such as: short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the government of a foreign country, their agencies or instrumentalities; finance company and corporate commercial paper and other short-term corporate obligations, in each case rated Prime-1 by

Moody's, or A or better by S&P or, if unrated, of comparable quality as determined by SC (US) Management; and repurchase agreements with banks and broker-dealers with respect to such securities. For temporary defensive purposes, SC-EURO also may invest up to 25% of its total assets in obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; provided that SC-EURO will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its total assets.

  SC-EURO is subject to certain investment restrictions that are fundamental and, therefore, may not be changed without shareholder approval. Among other things, SC-EURO will not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. SC (US) Management will monitor the liquidity of such restricted securities under the supervision of SC-EURO's Board of Directors. If SC-EURO invests in securities issued by a real estate company that is controlled by Security Capital Group Incorporated or any of its affiliates, such securities will be treated as illiquid securities. SC-EURO also may not invest directly in real estate. See SC-EURO's SAI for further discussion of SC-EURO's fundamental investment restrictions.


                              INVESTMENT STRATEGY

                    REAL ESTATE SECURITIES INDUSTRY OUTLOOK

  SC (US) Management believes that the real estate industry throughout Europe will experience the same fundamental transformation as experienced in the last seven years in the U.S., which will create significant opportunities. Direct investment of equity capital in real estate will decrease further while investments in publicly-traded real estate operating companies are increasing. The aggregate equity market capitalization of real estate in Europe has increased from $100 billion at December 31, 1992 to [$____] billion at ________, 1997]. This increasing securitization of the real estate industry throughout Europe, primarily in the form of real estate operating companies, offers significant benefits to shareholders, including enhanced liquidity, real-time pricing and the opportunity for optimal growth and sustainable rates of return through a more rational and disciplined approach to capital allocation and operating management.

               A RESEARCH-DRIVEN TOP DOWN AND BOTTOM UP APPROACH

  SC-EURO seeks to achieve top-quartile returns by investing primarily in European real estate operating companies which have the potential to deliver above-average growth. SC (US) Management believes that these investment opportunities can only be identified through the integration of top down economic and real estate market research and bottom up operating company cash flow modeling.

  Top Down Economic and Real Estate Market Research. SC (US) Management is uniquely positioned to access meaningful, proprietary economic and real estate research collected at the country market, city sub-market and property-specific level. Non-U.S. country market research and analysis, which is provided to SC
(US) Management by SC (EU) Management and other operating professionals within the Security Capital affiliate company network, assists SC (US) Management in identifying attractive growth in country markets and real estate sectors. This research and analysis is instrumental to SC (US) Management's ability to make investment decisions for SC-EURO's portfolio and to identify country markets reaching a "marginal turning point." The country market research conducted by SC-EURO includes a comprehensive evaluation of real estate supply and demand factors such as population and economic trends, customer and industry needs, capital flows and building permit and construction data on a country market and city sub-market basis and by product type. Specifically, primary country market research evaluates normalized cash flow lease economics -- accounting for capital costs -- to determine whether the core economy of a country market is expected to improve, stabilize or decline. Only through disciplined real estate market research does SC (US) Management believe it can identify country markets and/or city sub-markets, and thus, real estate operating companies, with potential for higher than average growth prospects.

  Bottom Up Real Estate Operating Company Cash Flow Modeling.
SC (US) Management believes that analyzing the cash flow profile -- the quality and growth potential -- of a real estate company, both historically and prospectively, is another fundamental step toward identifying above-average growth opportunities. SC (US) Management believes that cash flow is helpful in understanding a real estate portfolio in that such calculation reflects cash flow from operations and the real estate's ability to support interest payments and general operating expenses before the impact of certain activities, such as gains or losses from sales of real estate and changes in accounts receivable and accounts payable. The real estate operating valuation models utilized by SC (US) Management integrate real estate market research with analysis on specific real estate portfolios in order to establish an independent value of the underlying sources of a real estate company's cash flow. Certain models measure and compare the impact of specific factors on cash flow growth expectations. The data from all valuation models is ultimately integrated and reviewed in order to identify real estate operating companies with significant potential for growth.


                     HEDGING AND OTHER PORTFOLIO STRATEGIES

  SC-EURO also may from time to time use certain of the investment techniques described below to achieve its objectives. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by SC-EURO in some of the markets in which SC-EURO will invest and SC-EURO does not expect to use them extensively.

Repurchase Agreements. When SC-EURO acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase amount which reflects an agreed-upon rate of return, and is not tied to the coupon rate on the underlying security.

Borrowing. SC-EURO may borrow up to 33-1/3% of the value of its assets to increase its holdings of portfolio securities. Under the Investment Company Act of 1940, as amended ("1940 Act"), SC-EURO is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of SC-EURO's portfolio are disadvantageous from an investment standpoint.

Loans of Portfolio Securities. SC-EURO may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. SC-EURO may terminate the loans at any time and obtain the return of the securities loaned within five business days. SC-EURO will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities.

Options on Securities and Stock Indices. In order to increase its return or to hedge all or a portion of its portfolio investments, SC-EURO may write (i.e., sell) covered put and call options and purchase put and call options on securities or stock indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that gives the purchaser the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a stock index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. SC-EURO may write a call or put option only if the option is "covered." This means that so long as SC-EURO is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if SC-EURO maintains liquid assets with a value equal to the exercise price in a segregated account or holds a put on the same underlying security at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of SC-EURO. SC-EURO will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

Forward Foreign Currency Contracts. SC-EURO may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to SC-EURO from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specified currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. SC-EURO will enter into forward contracts only under two circumstances. First, when SC-EURO enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when SC (US) Management believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, SC-EURO may enter into a forward contract to sell or buy the amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of SC-EURO's portfolio securities denominated in such foreign currency. The second investment practice is in general referred to as "cross-hedging." SC-EURO's forward transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are denominated.

Futures Contracts. For hedging purposes only, SC-EURO may buy and sell financial futures contracts, stock and bond index futures contracts, and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

  When SC-EURO enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when SC-EURO enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "Investment Objectives and Policies--Futures Contracts" in the SAI.

  SC-EURO may not commit more than 5% of its total assets to initial margin deposits on futures contracts. The value of the underlying securities on which futures will be written at any one time may not exceed 25% of the total assets of SC-EURO.

Depositary Receipts. SC-EURO may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Short Sales. SC-EURO reserves the right to engage in short sale transactions in securities listed on one or more foreign or U.S. securities exchanges. Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-EURO incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-EURO purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-EURO is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. SC-EURO may also engage in short sales against the box, which involves selling a security SC-EURO holds in its portfolio for delivery at a specified date in the future. SC-EURO will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-EURO's net assets (taken at market value). See SC-EURO's SAI for further discussion of short sales and short sales against the box.


                                  RISK FACTORS

  Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in SC-EURO, nor can there be an assurance that SC-EURO's investment objectives will be attained. As with any investment in securities, the value of, and income from, an investment in SC-EURO can decrease as well as increase depending on a variety of factors which may affect the values and income generated by SC-EURO's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a shareholder may anticipate that the value of the shares of SC-EURO will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which SC-EURO is invested may also be reflected in declines in the price of shares of SC-EURO. Changes in currency valuations will also affect the price of shares of SC-EURO. History reflects both decreases and increases in worldwide stock markets and currency valuations, and these may reoccur unpredictably in the future. The value of debt securities held by SC-EURO generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by SC (US) Management will not always be profitable or prove to have been correct. SC-EURO is intended as an investment vehicle for those investors seeking long term capital growth and is not intended as a complete investment program.

Investment in Real Estate Securities. SC-EURO will not invest in real estate directly, but only in securities issued by real estate companies. However, SC-EURO may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in real estate taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

  Additionally, SC-EURO could conceivably own real estate directly as a result of a default on debt securities that it owns. If SC-EURO has rental income or income from the disposition of such real estate, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See "Taxation."

Foreign Securities. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies
in the U.S.   Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. SC-EURO may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, most foreign countries withhold portions of income and dividends at the source requiring investors to reclaim taxes withheld.

  Brokerage commissions, custodial services and other costs relating to investment in European countries are generally more expensive than in the U.S. European securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of SC-EURO are uninvested and no return is earned thereon. The inability of SC-EURO to make intended security purchases due to settlement problems could cause SC-EURO to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to SC-EURO due to subsequent declines in value of the portfolio security or, if SC-EURO has entered into a contract to sell the security, could result in possible liability to the purchaser.

  In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and
listed companies than in the U.S.   There is an increased risk, therefore, of
uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which SC-EURO may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

  Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

  Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. SC-EURO could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

  Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

  SC-EURO usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when SC-EURO converts assets from one currency to another.

Repurchase Agreements. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, SC-EURO may experience delay or difficulty in exercising its rights under the security and may incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

Borrowing. SC-EURO may borrow to the extent permitted above. Borrowing may exaggerate the effect on SC-EURO's net asset value of any increase or decrease in the value of SC-EURO's portfolio securities. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Futures and Options. Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any future or options contract may not be available when a futures position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency in SC-EURO's portfolio. Successful use of futures or options contracts is further dependent on SC (US) Management's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations.

Depositary Receipts. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed above. For purposes of SC-EURO's investment policies, SC-EURO's investment in Depositary Receipts will be deemed to be investments in the underlying securities.

Other Risks. There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described in the SAI.

                  NON-DIVERSIFIED STATUS & PORTFOLIO TURNOVER

  SC-EURO intends to operate as a "non-diversified" investment company under the 1940 Act, which means SC-EURO is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, SC-EURO intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which generally will relieve SC-EURO of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Taxation." To qualify as a regulated investment company, among other requirements, SC-EURO will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of SC-EURO's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and SC-EURO will not own more than 10% of the outstanding voting securities of a single issuer. SC-EURO's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because SC-EURO, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in SC-EURO may present greater risk to an investor than an investment in a diversified company.

  SC-EURO anticipates that its annual portfolio turnover rate will not exceed 150%, but the turnover rate will not be a limiting factor when SC (US) Management deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 150% occurs, for example, when all of the securities held by SC-EURO are replaced one and one half times in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by SC-EURO. High portfolio turnover may result in the realization of net short-term capital gains by SC-EURO which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."


                    DIRECTORS, OFFICERS AND OTHER PERSONNEL

  The overall management of the business and affairs of SC-EURO is vested with the Board of Directors of SC-REMFs. The Board of Directors approves all significant agreements between SC-REMFs and persons or companies furnishing services to SC-EURO, including SC-REMFs's agreements with SC (US) Management, its custodian and transfer agent. The management of SC-EURO's day-to-day operations is delegated to the officers of SC-REMFs, who include the Managing Directors, and SC (US) Management, subject always to the investment objectives and policies of SC-EURO and to general supervision by the Board of Directors. Although SC-REMFs is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-REMFs's Articles of Incorporation. The Directors and Officers of SC-REMFs and certain key members of SC-EURO's Portfolio Management Committee and their principal occupations are set forth below.

  Stephen F. Kasbeer     Director of SC-REMFs. Retired; Senior Vice President
                         for Administration and Treasurer of Loyola University,
                         Chicago from 1981 to July 1994, where he was responsible for administration, investment, real estate and treasurer functions, served as Chief Investment
                         Officer, was Chairman of the Operations Committee, was a member of the Investment and Finance Committees of the Board of Trustees and was President and a Director of the Loyola Management Company.

                         Mr. Kasbeer received his J.D. from John Marshall Law School and his M.A. and B.S. from Northwestern University.

  Anthony R. Manno Jr.   Chairman of the Board of Directors, Managing Director
                         and President of SC-REMFs. Managing Director of SC (US)
                         Management since March 1997, where he is responsible for overseeing all investment and capital allocation matters for SC (US) Management's public market securities activities and is also responsible for company and industry analysis, market strategy and trading and reporting; from January 1995 to March 1997, he was Managing Director of SC (US) Management, where he performed the same functions. Mr. Manno was a member of the Investment Committee of Security Capital Group
                         Incorporated from March 1994 to June 1996. Prior to joining Security Capital, Mr. Manno was a Managing
                         Director of LaSalle Partners Limited from March 1980 to
                         March 1994. Mr. Manno received his M.B.A. from the
                         University of Chicago Graduate School of Business, an
                         M.A. and a B.A. from Northwestern University and is a Certified Public Accountant.

  George F. Keane        Director of SC-REMFs. Chairman of the Board of Trigen
                         Energy Corporation since 1994. As founding chief executive of The Common Fund in 1971 and Endowment
                         Realty Investors in 1988, Mr. Keane for many years headed an investment management service for colleges, universities and independent schools that managed $15 billion for 1,200 educational institutions when he became President Emeritus of the Common Fund in 1993.
                         He has served as a member of the Investment Advisory
                         Committee of the $75 billion New York State Common
                         Retirement Fund since 1982. He has been a Director of the RCB Trust Company since 1991, a Trustee of the Nicholas Applegate Investment Trust since 1993, and a
                         Director of the Bramwell Funds since 1994. He is also a Director of Universal Stainless & Alloy Products,
                         Global Pharmaceutical Corporation, United Water
                         Resources and United Properties Group, Gulf Resources
                         Corporation, and the Universal Bond Fund, and is an advisor to Associated Energy Managers. Mr. Keane also serves as a Trustee of his alma mater, Fairfield
                         University where he received his B.A., and as a Director and Chairman of the Investment Committee of the United Negro College Fund. Mr. Keane holds honorary degrees from Loyola University, Chicago, Illinois and
                         Lawrence University, Appleton, Wisconsin.

  Robert H. Abrams       Director of SC-REMFs. Founder of Colliers ABR, Inc.
                         (formerly Abrams Benisch Riker Inc.), a property management firm. Mr. Abrams was Principal of Colliers
                         ABR, Inc. from 1978 to 1992 and since 1992, has served as a Consultant. From 1959 to 1978 Mr. Abrams was
                         Executive Vice President and Director of Cross and
                         Brown Company. Mr. Abrams also serves as a Director of Greater New York Mutual Insurance Company and Trustee
                         Emeritus and Presidential Counselor of his alma mater, Cornell University. Mr. Abrams received his M.B.A. from
                         Harvard University and his B.A. from Cornell
                         University.

  John H. Gardner, Jr.   Director of SC-REMFs. Managing Director of Security
                         Capital (US) Management since July, 1997. Prior thereto, Director of Security Capital Pacific Trust
                         ("PTR") and the PTR REIT Manager from February 1995 to
                         June 1997 and Senior Vice President of Security Capital
                         Atlantic Incorporated ("ATLANTIC"), PTR and the PTR
                         REIT Manager from September 1994 to June 1997 where he had overall responsibility for asset management and multifamily dispositions. Prior to joining Security
                         Capital, Mr. Gardner was with Copley Real Estate
                         Advisors as a Managing Director and Principal responsible for portfolio management from January 1991 to September 1994 and as a Vice President and Principal of asset management from December 1984 to December
                         1990. From July 1977 to November 1984, Mr. Gardner was a Real Estate Manager with the John Hancock Companies.
                         Mr. Gardner received his M.S. in Computer Information
                         Systems from Bentley College and his B.S. in Accounting from Stonehill College.

  Jeffrey C. Nellessen   Vice President, Secretary and Treasurer of SC-REMFs.
                         Vice President and Controller of SC (US) Management since March 1997. Prior thereto, from June 1988 to
                         March 1997, he was Controller, Manager of Client
                         Administration and Compliance Officer at Strong Capital
                         Management, Inc. Mr. Nellessen is a Certified Public
                         Accountant, Certified Management Accountant and a
                         Certified Financial Planner. He received his B.B.A.
                         from the University of Wisconsin, Madison.

  Kenneth D. Statz       Managing Director of SC-REMFs. Managing Director of SC
                         (US) Management since November 1997 where he is responsible for the development and implementation of portfolio investment strategy. Prior thereto, Senior
                         Vice President and Senior REIT Analyst from July 1996 to October 1997 and Vice President from May 1995 to
                         June 1996. Prior to joining Security Capital, Mr. Statz was a Vice President in the investment research department of Goldman, Sachs & Co., from February 1993 to January 1995, concentrating on research and underwriting for the REIT industry. Prior thereto, Mr.
                         Statz was a real estate stock portfolio manager and a managing director of Chancellor Capital Management from August 1982 to February 1992. Mr. Statz received his
                         M.B.A. and B.B.A. from the University of Wisconsin, Madison.

  Kevin W. Bedell        Senior Vice President of SC-REMFs. Senior Vice
                         President of SC (US) Management since November 1997 and
                         Vice President since July 1996, where he is responsible for directing the activities of the industry/company securities research group and providing in-depth proprietary research on publicly traded companies with office and industrial sectors. Prior to joining SC (US)
                         Management, Mr. Bedell spent nine years with LaSalle
                         Partners Limited where he was Equity Vice President and
                         Portfolio Manager responsible for the strategic, operational and financial management of a private REIT with commercial real estate investments of $600-800 million. Mr. Bedell received his M.B.A. from the University of Chicago and his B.A. from Kenyon College.

Gerios J.M. Rovers       Member, SC-EURO Portfolio Management Committee; Mr.
                         Rovers has served as                of SC (US)
                                              --------------
                         Management since April, 1997, where he is responsible for [the development and implementation of portfolio investment strategy]. From July 1988 to April 1997, Mr.
                         Rovers was associated with GIM Algemeen Vermogensbeheer and served as an associate director and a portfolio manager of global real estate securities on behalf of domestic and foreign clients. Mr. Rovers graduated from the University of Tilburg in The Netherlands.


W. Joseph Houlihan       Member, SC-EURO Portfolio Management Committee;
                         Mr. Houlihan has served as a Managing Director of SC
                         (US) Management since April 1997 where he is responsible for [overseeing all investment and capital allocation recommendations for SC (US) Management's public market securities activities, and also responsible for company and industry analysis, market strategy and trading and reporting]. Prior to joining
                         Security Capital, Mr. Houlihan was the Director of the
                         Institutional Investment Management Group and executive vice president of GIM Algemeen Vermogensbeheer, a prominent Dutch investment management company, where he specialized in real estate investments and was responsible for developing GIM's real estate securities investment process and client base. Prior to joining
                         GIM, Mr. Houlihan was a vice president at John G. Wood and Associates, a diversified real estate development and investment company located in Florida, and with Chase Manhattan Bank's trust department. Mr. Houlihan is an Advisory Director of Security Capital US Realty and a member of the Investment Property Forum. Mr.
                         Houlihan received his M.B.A. from the University of Leuven, Belgium, and his B.S. from New York University.



SC (US) MANAGEMENT

  Security Capital (US) Management Group Incorporated ("SC (US) Management"), with offices located at 11 South LaSalle Street, Chicago, Illinois 60603 and 34 Boulevard, de La Wolune Brussels, Belgium, has been retained to provide investment advice, and, in general, to conduct the management and investment program of SC-EURO under the overall supervision and control of the Directors of SC-EURO.

  SC (US) Management was formed in March 1994, and is registered as an investment adviser with the SEC. SC (US) Management's principal officers include Anthony R. Manno, Jr., Managing Director and President, John H. Gardner, Jr., Managing Director, Kenneth D. Statz, Managing Director and Kevin
W. Bedell, Senior Vice President. SC (US) Management is a wholly-owned subsidiary of Security Capital Group Incorporated, a real estate research, investment and management company.

  The SC-EURO Portfolio Management Committee, which is comprised of certain officers of SC-REMFs, SC (US) Management analysts and SC (EU) Management analysts, is primarily responsible for the construction of SC-EURO's portfolio.

SC (EU) MANAGEMENT

  Security Capital (EU) Management Group S.A. ("SC (EU) Management") has been retained by SC (US) Management to provide SC (US) Management with proprietary real estate research and on-going analysis of opportunities for investment in the equity securities of European issuers. SC (EU) Management is a corporation organized under Belgian law and an indirect, wholly-owned subsidiary of Security Capital Group Incorporated. Listed below is the principal occupation of W. Joseph Houlihan, the officer of SC (EU) Management responsible for providing real estate research services to SC (US) Management.

                       INVESTMENT ADVISORY AGREEMENT AND
                          RESEARCH SERVICES AGREEMENT

  Pursuant to an investment advisory agreement (the "Advisory Agreement"), SC
(US) Management furnishes a continuous investment program for SC-EURO's portfolio, subject to the general supervision of SC-REMFs's Board of Directors. SC (US) Management also provides persons satisfactory to the Directors of SC-REMFs to serve as officers of SC-REMFs. Such officers, as well as certain other employees and Directors of SC-REMFs, may be directors, officers, or employees of SC (US) Management.

  Under the Advisory Agreement, SC-EURO Class R shares pay SC (US) Management a monthly management fee in an amount equal to 1.20% of the average daily net assets of SC-EURO Class R shares (approximately 1.20% on an annual basis).
Under a separate agreement SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-EURO's Class R total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses, at no more than [___%] of the value of SC-EURO's average daily net assets for the year ending December 31, 1998.

  In addition to the payments to SC (US) Management under the Advisory Agreement described above, SC-EURO Class R shares pay certain other costs of operations including (a) administration, custodian and transfer agency fees, (b) fees of Directors who are not affiliated with SC (US) Management, (c) clerical, accounting and other office costs, (d) costs of printing SC-EURO's prospectus for existing shareholders and shareholder reports, (e) costs of maintaining SC-REMFs's existence, (f) interest charges, taxes, brokerage fees and commissions,
(g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, and (i) upon the approval of SC-REMFs's Board of Directors, costs of personnel of SC
(US) Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-EURO shares pays the portion of SC-EURO expenses attributable to its operations. Income, realized gains and losses, unrealized appreciation and depreciation and certain expenses not allocated to a particular class are allocated to each class based on the net assets of that class in relation to the net assets of SC-REMFs.

  SC (US) Management has entered into a research services agreement ("Research Services Agreement") with SC (EU) Management pursuant to which SC (EU) Management provides SC (US) Management with proprietary real estate research and ongoing analysis of opportunities for investment in the equity securities of European issuers. This research is analyzed by SC (US) Management in identifying attractive growth in country markets and real estate sectors and is instrumental to SC (US) Management's ability to make investment decisions for SC-EURO's portfolio. SC (US) Management pays SC (EU) Management for the provision of such research and analytical services. Payment of this fee is an obligation of SC (US) Management and not a direct obligation of SC-EURO.

                      ADMINISTRATOR AND SUB-ADMINISTRATOR

  SC (US) Management has also entered into a fund accounting and administration agreement with SC-REMFs (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-EURO, including (i) providing office space, telephone, office equipment and supplies for SC-REMFs;
(ii) paying compensation of SC-REMFs's officers for services rendered as such;
(iii) authorizing expenditures and approving bills for payment on behalf of SC-EURO; (iv) supervising preparation of the periodic updating of SC-EURO's Prospectus and SAI for existing shareholders; (v) supervising preparation of quarterly reports to SC-EURO's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of SC-EURO's investment portfolio and the publication of the net asset value of SC-EURO's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-EURO, including the custodian ("Custodian"), transfer agent ("Transfer Agent") and printers; (viii) providing trading desk facilities for SC-EURO; (ix) maintaining books and records for SC-EURO (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-EURO's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

  In accordance with the terms of the Administration Agreement and with the approval of SC-REMFs's Board of Directors, SC (US) Management has caused SC-REMFs to retain [_______] (the "Sub-Administrator") as sub-administrator under a service agreement ("Sub-Administration Agreement").

  Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-EURO's net asset value and preparing such figures for publication, maintaining certain of SC-EURO's books and records that are not maintained by SC (US) Management, or the Custodian, preparing financial information for SC-EURO's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-REMFs pays the Sub-Administrator a monthly administration fee at the annual rate of [______%]. The Sub-Administrator also serves as SC-EURO's Custodian and Transfer Agent. See "Custodian and Transfer and Dividend Disbursing Agent."

  Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-EURO under the Sub-Administration Agreement, subject to the overall authority of SC-REMFs's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from SC-REMFs at the annual rate of 0.2% of the value of the average daily net assets of the Fund.


                        DISTRIBUTION AND SERVICING PLAN

  The Board of Directors of SC-REMFs have adopted a Distribution and Servicing Plan ("Plan") with respect to SC-EURO's Class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, SC-EURO pays to Security Capital Markets Group Incorporated, in its capacity as principal distributor of SC-EURO's shares (the "Distributor"), a monthly fee equal to, on an annual basis, .25% of the value of SC-EURO's average daily net assets for Class R shares.

  The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of Class R shares and for providing certain services to Class R shareholders.

The Distributor may pay third parties in respect of these services such amount as it may determine. SC-EURO understands that these third parties may also charge fees to their clients who are beneficial owners of SC-EURO Class R shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

  The Distributor, with offices located at 125 Lincoln Avenue, Santa Fe, New
Mexico 87501, is an affiliate of SC (US) Management.   See "Distribution Plan"
in the Statement of Additional Information for a listing of the types of expenses for which the Distributor and third parties may be compensated under the Plan. If the fee received by the Distributor exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan is reviewed and is subject to approval annually by the Board of Directors.


                       DETERMINATION OF NET ASSET VALUE

  The net asset value per share of SC-EURO's Class R shares is determined as of the scheduled closing time of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., New York time) each day the NYSE is open for trading, by adding the market value of all securities in SC-EURO's portfolio and other assets represented by Class R shares, subtracting liabilities incurred or accrued allocable to Class R shares, and dividing by the total number of SC-EURO's Class R shares then outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or quoted on a quotation system of a national securities association is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time), if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of SC-EURO's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Directors. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Foreign securities that are not traded on an exchange, securities for which market quotations are not readily available and other assets are valued at fair value as determined by SC-EURO's management and approved in good faith by the Board of Directors.


                              PURCHASE OF SHARES

  SC-EURO Class R shares may be purchased through Firstar Trust Company, SC-EURO's Transfer Agent, or any dealer that has entered into a sales agreement with the Distributor.

  Orders for shares of SC-EURO will become effective at the net asset value per share next determined after the receipt of payment. All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase transaction will be sent to you promptly following each transaction.
If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. Investors must specify that Class R shares are being purchased.

  If you choose a securities dealer that has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place an order for the purchase of SC-EURO shares. Such dealer may charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

  By investing in SC-EURO, you appoint the Transfer Agent as your agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. All fractional shares will be held in book entry form. PLEASE NOTE THAT IT IS MORE COMPLICATED TO REDEEM SHARES HELD IN CERTIFICATE FORM.

INITIAL INVESTMENT

  The minimum initial investment is $2,500. For individual retirement account and employee benefit plans qualified under Section 401, 403(b)(7) or 457 of the Code as well as UGMA or UTMA accounts the minimum initial investment is $1,000. For investors using the Automatic Investment Plan (described below) the minimum initial investment is $250. These minimums can be changed or waived by SC-EURO at any time. Shareholders will be given at least 30 days notice of any increase in the minimum dollar amount of subsequent investments.

  Class R shares may be purchased by check or money order drawn on a U.S. bank, savings and loan, or credit union by wire transfer. The enclosed application must be completed and accompanied by payment in U.S. funds to open an account. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. Note that all applications to purchase shares are subject to acceptance by SC-EURO and are not binding until so accepted. SC-EURO reserves the right to decline to accept a purchase order application in whole or in part.

MAIL

  The following instructions should be used when mailing a check or money order payable to "Security Capital European Real Estate Shares," via U.S. mail to the Distributor, a securities dealer or the Transfer Agent:

            VIA U.S. MAIL                    VIA OVERNIGHT MAIL
            Firstar Trust Company            Firstar Trust Company
            Mutual Fund Services             Mutual Fund Services
            P.O. Box 701                     3rd Floor
            Milwaukee, Wisconsin 53201-0701  615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

  SC-REMFs does not consider the U.S. Postal Service or other independent delivery service to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box of purchase applications does not constitute receipt by the Transfer Agent or SC-REMFs. Do not mail letters by overnight courier to the post office box.

  Please note that if your check does not clear, a service charge of $20 will be charged and you will be responsible for any losses suffered by SC-EURO as a result.

WIRE PURCHASES

  Class R shares may be purchased by wire only through the Transfer Agent. The following instructions should be used when wiring funds to the Transfer Agent for the purchase of shares:

Wire to:    Firstar Bank
            ABA Number 075000022

Credit:          Firstar Trust Company
                 Account 112-952-137

Further Credit:  Security Capital European Real Estate Shares
                 (shareholder account number)
                 (shareholder name/account registration)

  Please call 1-800-699-4594 prior to wiring any funds in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. SC-EURO AND ITS TRANSFER AGENT ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM OR FROM INCOMPLETE WIRING INSTRUCTIONS.

AUTOMATIC INVESTMENT PLAN

  The Automatic Investment Plan allows regular, systematic investments in SC-EURO Class R shares from a bank checking or NOW account. SC-EURO will reduce the minimum initial investment to $250 if a shareholder elects to use the Automatic Investment Plan. To establish the Automatic Investment Plan, an investor should complete the appropriate section in SC-EURO's application and an existing SC-EURO shareholder should call 1-888-SECURITY (toll free) for an automatic investment plan form. The Automatic Investment Plan can be set up with any financial institution that is a member of the ACH. Under certain circumstances (such as discontinuation of the Automatic Investment Plan before the minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500), SC-EURO reserves the right to close such account. Prior to closing any account for failure to reach the minimum initial investment, SC-EURO will give a shareholder written notice and 60 days in which to reinstate the Automatic Investment Plan or otherwise reach the minimum initial investment. A shareholder should consider his or her financial ability to continue in the Automatic Investment Plan until the minimum initial investment amount is met because SC-EURO has the right to close such account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

  Under the Automatic Investment Plan, a shareholder may choose to make investments on the day of his or her choosing (or the next business day thereafter) in amounts of $250 or more. There is no service fee for participating in the Automatic Investment Plan. However, a service fee of $20.00 will be deducted from a shareholder's SC-EURO account for any Automatic Investment Plan purchase that does not clear due to insufficient funds or, if prior to notifying SC-EURO in writing or by telephone to terminate the plan, a shareholder closes his or her bank account or in any manner prevent withdrawal of funds from the designated bank checking or NOW account.

  The Automatic Investment Plan is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, a shareholder will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, a shareholder should consider his or her financial ability to continue the program through periods of low share price levels.

SUBSEQUENT INVESTMENTS

  Additional investments of at least $500 may be made by mail, wire or by telephone. When making an additional purchase by mail, a check payable to "Security Capital U.S. Real Estate Shares" along with the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed. To make an additional purchase by wire, a shareholder may call 1-800-699-4594 (toll free) for complete wiring instructions.

  You may purchase additional shares by moving money from your bank account to your SC-EURO account by telephone. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. In order for shares to be purchased at the net asset value determined as of the close of regular trading on a give date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System, before the close of regular trading on such date. Most transfers are completed within three business days. TELEPHONE TRANSACTIONS MAY NOT BE USED FOR INITIAL PURCHASES OF CLASS R SHARES.

EXCHANGE FEATURE

  Class R shares of SC-EURO may be exchanged for Class R shares of SC-US, SC-ARBITRAGE and SC-ASIA. Exchanges of Class R shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required. However, you may not exchange your investment in shares of SC-EURO, SC-US, SC-ARBITRAGE or SC-ASIA more than four times in any twelve-month period (including the initial exchange of your investment during that period).

CLASS I SHARES

  SC-EURO also issues Class I shares which offer different services and incur different expenses which would affect performance. Investors may call the Distributor at 1-800-699-4594 (toll free) to obtain additional information.

                              REDEMPTION OF SHARES

  You may request redemption of part or all of your Class R shares at any time by telephone or by mail. The redemption of shares will be at the next determined net asset value. See "Determination of Net Asset Value." SC-EURO normally will mail the redemption proceeds to you on the next business day and, in any event, no later than seven business days after the receipt of a redemption request in good order. However, when a purchase has been made by check, SC-EURO may hold payment on redemption proceeds until it reasonably satisfied that the check has cleared, which may take up to twelve days.

  Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by SC-EURO of the Broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions. See "Determination of Net Asset Value."

  Redemption requests must be signed exactly as the shares are registered including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. If the Class R shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Firstar Trust Company together with a redemption request. The following instructions should be used for the redemption of shares by mail, by wire and by telephone:

MAIL AND WIRE

  For most redemption requests you need only furnish a written, unconditional request to redeem your Class R shares (for a fixed dollar amount) at net asset value to Security Capital European Real Estate Shares:

            VIA U.S. MAIL                    VIA OVERNIGHT MAIL
            Firstar Trust Company            Firstar Trust Company
            Mutual Fund Services             Mutual Fund Services
            P.O. Box 701                     3rd Floor
            Milwaukee, Wisconsin 53201-0701  615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

  Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges as $12.00 service fee for wire redemptions.

  Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. SC-REMFs does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or by SC-EURO. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

TELEPHONE

  You may redeem shares by telephone by calling the Transfer Agent at 1-800-699-4594. In order to utilize this procedure, you must have previously elected this option in writing, which election will be reflected in the Transfer Agent's records and the redemption proceeds will be mailed directly to you or transferred to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the Transfer Agent. See "Signature Guarantees" below. To change that address, you may call or submit a written request to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. SC-EURO reserves the right to limit the number of telephone redemptions by a shareholder. Once made, telephone redemption requests may not be modified or canceled.

  The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, SC-EURO will not be liable for any loss, cost or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption. SC-EURO reserves the right to refuse a telephone redemption request if so advised.

SIGNATURE GUARANTEES

  Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record;
(iii) any redemption request if a change of address request has been received by SC-EURO or Transfer Agent within the last 15 days and (iv) any redemption request involving $100,000 or more. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

OTHER REDEMPTION INFORMATION

  Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the redemption check for such proceeds has cleared.

  SC-EURO may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, or (ii) an emergency, as defined by rules adopted by the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of SC-EURO not reasonably practicable.

  The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

  A shareholder's account may be terminated by SC-EURO in not less than 30 days' notice if, at the time of any redemption of Class R shares in his or her account, the value of the remaining shares in the account falls below $2,500 ($1,000 in the case of individual retirement accounts and employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Code). Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven business days of the redemption. However, if a shareholder is affected by the exercise of this right, he or she will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.


                          DIVIDENDS AND DISTRIBUTIONS

  Dividends from SC-EURO's investment income will be declared and distributed quarterly. SC-EURO intends to distribute net realized capital gains, if any, at least annually although SC-EURO's Board of Directors may in the future determine to retain net realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of SC-EURO's distribution policies for SC-EURO and its shareholders, see "Taxation."

  Distributions will automatically be paid in full and fractional shares of SC-EURO based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.


                                   TAXATION

  The following discussion is intended for general information only. Shareholders should consult with their own tax advisers as to the tax consequences of an investment in SC-EURO, including the status of distributions under applicable state or local law.

FEDERAL INCOME TAXES

  SC-EURO intends to qualify to be taxed as a "regulated investment company" under the Code. To the extent that SC-EURO distributes its taxable income and net capital gains to its shareholders, qualification as a regulated investment company relieves SC-EURO of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by SC-EURO. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in SC-EURO at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of SC-EURO is financed with indebtedness.

  The excess of net long-term capital gains over the net short-term capital losses realized and distributed by SC-EURO to its shareholders as capital gains distributions is taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his or her stock. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above.

  Under the current federal tax law, the amount of an income dividend or capital gains distribution declared by SC-EURO during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

  Any dividend or distribution received by a shareholder on shares of SC-EURO will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares for six months or less, and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  A dividend or capital gains distribution with respect to shares of SC-EURO held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan, except to the extent the shares are debt-financed within the meaning of Section 514 of the Code. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

  SC-EURO will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to SC-EURO, or the Secretary of the Treasury notifies SC-EURO that the shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

  Further information relating to tax consequences is contained in the SAI.

STATE AND LOCAL TAXES

  SC-EURO distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in SC-EURO.


                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

  Security Capital Real Estate Mutual Funds Incorporated, formerly Security Capital Employee REIT Fund Incorporated, was incorporated under Maryland law as SCERF Incorporated ("SCERF"), a wholly-owned subsidiary of Security Capital Group Incorporated, on December 20, 1996. On January 23, 1997, all the assets and liabilities of SCERF were transferred to Security Capital Employee REIT Fund Incorporated in a reorganization transaction. On December 16, 1997, its name was changed to Security Capital U.S. Real Estate Shares. On [___________, 1998], its name was changed to Security Capital Real Estate Mutual Funds Incorporated.

  SC-REMFs is authorized to issue 200,000,000 shares of stock, $.01 par value per share. SC-REMFs's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-REMFs's stock and reclassify and issue any unissued shares of SC-REMFs. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval. Pursuant to this authority, the Board of Directors of SC-REMFs has authorized the creation of four investment portfolios; SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA, each with two classes of shares: Class I shares and Class R shares. Class I shares offer different services to shareholders and incur different expenses than Class R shares. Each class pays its proportionate share of SC-REMFs's expenses.

  All classes of each series of SC-REMFs's shares have equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any class of any series of SC-REMFs's shares. All SC-REMFs shares, when duly issued, are fully paid and nonassessable. The rights of the holders of SC-EURO's Class R shares may not be modified except by the vote of a majority of the holders of all SC-EURO's Class R shares outstanding. SC-EURO's Class R shareholders have exclusive voting rights with respect to matters relating solely to SC-EURO's Class R shares. SC-EURO's Class R shareholders vote separately from SC-EURO's Class I shareholders and SC-ARBITRAGE's, SC-ASIA's and SC-US's Class I and Class R shareholders on matters in which the interests of SC-EURO's Class R shareholders differ from the interests of SC-EURO's Class I shareholders and SC-ARBITRAGE's, SC-ASIA's and SC-US's Class I and Class R shareholders.

  SC-REMFs is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-REMFs entitled to vote at the meeting. SC-REMFs will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

  As of March 31, 1998, SCREALTY Incorporated owned 98.54% of the issued and outstanding Class I shares of SC-US, and 96.56% of the total issued and outstanding shares of SC-US, which means that SCREALTY Incorporated controls SC-REMFs for purposes of the 1940 Act. The effect of SCREALTY Incorporated's ownership of a controlling interest in SC-US and, therefore, SC-REMFs, is to dilute the voting power of other SC-US and SC-REMFs shareholders.


                         CUSTODIAN AND TRANSFER AGENT

  [________________], which has its principal business address at [________________], has been retained to act as Custodian of SC-EURO's investments. [________________], which has its principal business address at [________________], has been retained to serve as SC-EURO's Transfer Agent. Neither [________________] nor [________________] have any part in deciding SC-
EURO's investment policies or which securities are to be purchased or sold for SC-EURO's portfolio.


                            REPORTS TO SHAREHOLDERS

  The fiscal year of SC-EURO ends on December 31 of each year. SC-EURO will send to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by SC-EURO's independent accountants, will be sent to shareholders each year. Please call 1-888-SECURITY (toll free) for a copy of the most recent semi-annual report.

                            PERFORMANCE INFORMATION

  From time to time, SC-EURO may advertise its "average annual total return" of the Class R shares over various periods of time. This total return figure shows the average percentage change in value of an investment in SC-EURO Class R shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of SC-EURO's Class R shares and assumes that any income, dividends and/or capital gains distributions made by SC-EURO during the period are reinvested in Class R shares of SC-EURO. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of SC-EURO's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that SC-EURO's Class R annual total return for any one year in the period might have been greater or less than the average for the entire period. SC-EURO also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in SC-EURO's Class R shares for the specific period (again reflecting changes in SC-EURO's Class R share price and assuming reinvestment of Class R dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

  It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The SAI further describes the methods used to determine SC-EURO's performance.

                                YEAR 2000 RISKS

  Like investment companies, financial and business organizations around the world, SC-REMFs could be adversely affected if the computer systems used by the SC-REMFs, other service providers and entities with computer systems that are linked to the SC-REMFs's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." SC-REMFs is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of SC-REMFs major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on SC-REMFs and SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA.


                            ADDITIONAL INFORMATION

  Any shareholder inquiries may be directed to SC-REMFs at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the SAI which is incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by SC-REMFs with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or may be obtained from the SEC's worldwide web site at http://www.sec.gov.

                                  PROSPECTUS
                                  ----------

                                     LOGO
                                     ----

                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603

     Security Capital Asia/Pacific Real Estate Shares ("SC-ASIA") is an investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), an open-end management investment company organized under Maryland law. SC-ASIA seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly-traded real estate companies organized principally in countries in the Asia/Pacific region. Long-term, SC-ASIA's objective is to achieve top-quartile returns as compared with other mutual funds that invest in publicly-traded real estate companies organized principally in countries in the Asia/Pacific region, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and investment modeling techniques. Security Capital (US) Management Group Incorporated ("SC (US) Management") serves as both investment adviser and administrator to SC-ASIA.

     By this Prospectus, Class I shares of SC-ASIA are being offered. Class I shares are offered to investors whose minimum investment is $250,000. See "Purchase of Shares." SC-ASIA also offers Class R shares to investors whose minimum initial investment is $2,500. Class R shares have different expenses than Class I shares which would affect performance. Investors desiring to obtain information about SC-ASIA's other class of shares should call 1-888-SECURITY (toll free) or ask their sales representatives or SC-ASIA's distributor.

     An investment in SC-ASIA should not be the sole source of investment for a shareholder. Rather, an investment in SC-ASIA should be considered as part of an overall portfolio strategy which includes fixed income and equity securities. SC-ASIA is designed for long-term investors, and not for investors who intend to liquidate their investments after a short period of time.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in SC-ASIA. SC-REMFs offers other investment portfolios which are described in the prospectuses for Security Capital U.S. Real Estate Shares, Security Capital European Real Estate Shares and Security Capital Real Estate Arbitrage Shares. A Statement of Additional Information ("SAI") dated [________, 1998], containing additional and more detailed information about SC-ASIA has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by calling 1-888-SECURITY (toll free) or writing SC-ASIA's Sub-Administrator at:
[_______________].

     INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY IN ANY STATE OR JURISDICTION WHERE PROHIBITED BY LAW OR TO ANY FIRM OR INDIVIDUAL TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE
SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              [ ________, 1998 ]

                               TABLE OF CONTENTS

                                                 PAGE
                                                 ----
Expenses.........................................   2

Description of SC-REMFs and SC-ASIA..............   4

Investment Objectives and Policies...............   4

Investment Strategy..............................   5

Hedging and Other Portfolio Strategies...........   6

Risk Factors.....................................   8

Non-Diversified Status; Portfolio Turnover.......  11

Management of SC-ASIA............................  11

Investment Advisory Agreement and Research
Services Agreement...............................  15

Administrator and Sub-Administrator..............  15

Distribution and Servicing Plan..................  16

Determination of Net Asset Value.................  16

Purchase of Shares...............................  17

Redemption of Shares.............................  19

Dividends and Distributions......................  21

Taxation.........................................  21

Organization and Description of Capital Stock....  22

Custodian and Transfer Agent.....................  23

Reports to Shareholders..........................  23

Performance Information..........................  23

Additional Information...........................  24

                                   EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

     Shareholder transaction expenses are direct charges which are incurred when shareholders buy or sell shares of SC-ASIA.

ANNUAL SC-ASIA OPERATING EXPENSES

     The Class I shares of SC-ASIA pay for certain expenses attributable to Class I shares directly out of SC-ASIA's Class I assets. These expenses are related to management of SC-ASIA, administration and other services. For example, SC-ASIA pays an advisory fee and an administrative fee to SC (US) Management. SC-ASIA also has other customary expenses for services such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. These operating expenses are subtracted from SC-ASIA's Class I assets to calculate SC-ASIA's Class I net asset value per share. In this manner, shareholders pay for these expenses indirectly.

     The following table is provided to help shareholders understand the direct expenses of investing in SC-ASIA and the portion of SC-ASIA's operating expenses that they might expect to bear indirectly. The numbers reflected below are based on SC-ASIA's projected expenses for its current fiscal period ending December 31, 1998, assuming that SC-ASIA's average annual net assets for such fiscal year are $250 million. The actual expenses in future years may be more or less than the numbers in the table, depending on a number of factors, including the actual value of SC-ASIA's assets.

                                   FEE TABLE

Shareholder Transaction Expenses:
     Maximum sales charge on purchases and reinvested distributions ..    None
     Redemption fee (1) ..............................................    None
Annual SC-ASIA Operating Expenses (after expense waivers and/or reimbursements, as a percentage of average net assets):
     Management fees .................................................   1.20%
     12b-1 fees (2) ..................................................    .25%
     Other expenses ..................................................    .15%
     Total SC-ASIA operating expenses (3) ............................   1.60%

                                   ________
(1) SC-ASIA's transfer agent charges a service fee of [$____] for each wire redemption.
(2) SC-ASIA has adopted a Distribution and Service Plan for SC-ASIA Class I shares pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, pursuant to which SC-ASIA pays Security Capital Markets Group Incorporated a fee for distribution-related services and services related to the maintenance of shareholder accounts at the annual rate of 0.25% of SC-ASIA's Class I average daily net assets. As a result, long-term Class I shareholders of SC-ASIA may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc. ("NASD").
(3) SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-ASIA's Class I total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses at no more than [___%] of the value of SC-ASIA's average daily net assets for Class I shares for the year ending December 31, 1998. SC-ASIA estimates that without such waiver and/or reimbursement, actual total fund operating expenses would be [___%] of the value of SC-ASIA's Class I average daily net assets.

EXAMPLE

                                                             ONE    THREE
                                                             YEAR   YEARS
                                                            ------  ------
A shareholder would bear the following expenses
on a $1,000 investment, assuming a five percent
annual return and operating expenses as outlined
in the fee table above .................................
                                                            $_____  $_____

[TO BE FILED BY AMENDMENT.]

     The actual expenses in future years may be more or less than the numbers in the example, depending on a number of factors, including the actual value of SC-US's assets.

                            DESCRIPTION OF SC-ASIA

     SC-ASIA is a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), an open-end management investment company organized under Maryland law on January 23, 1997. SC-REMFs is comprised of four investment portfolios, SC-ASIA, Security Capital U.S. Real Estate Shares ("SC-US"), Security Capital Real Estate Arbitrage Shares ("SC-ARBITRAGE") and Security Capital European Real Estate Shares ("SC-EURO").

     SC-ASIA issues two classes of shares, one of which, Class I shares, includes investors whose minimum initial investment is $250,000. The second class of shares, Class R shares, which are offered to all other eligible investors, offers different services and incurs different expenses than Class I shares, which would affect performance. See "Purchase of Shares" and "Organization and Description of Capital Stock." SC-ASIA Class I shares are offered by this prospectus.


                      INVESTMENT OBJECTIVES AND POLICIES

     SC-ASIA's investment objective is to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly-traded real estate companies organized principally in countries in the Asia/Pacific region. Long-term, SC-ASIA's objective is to achieve top-quartile results as compared to other mutual funds that invest in publicly-traded real estate companies organized principally in countries in the Asia/Pacific region, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and investment modeling techniques. SC-ASIA's investment objective is "fundamental" and cannot be changed without approval of a majority of its outstanding voting securities. None of SC-ASIA's policies, other than its investment objective and the investment restrictions described below, are fundamental; these non-fundamental policies may be changed by SC-ASIA's Board of Directors without shareholder approval. There can be no assurance that SC-ASIA's investment objective will be achieved.

     Under normal conditions, SC-ASIA will invest at least 80% of its assets in the equity securities of publicly-traded real estate companies located primarily in nations in the Asia/Pacific region, including Hong Kong, Singapore, Japan and Australia. Such equity securities will consist of (1) common stocks, (2) rights or warrants to purchase common stocks, (3) securities convertible into common stocks where the conversion feature represents, in SC (US) Management's view, a significant element of the security's value, and (4) preferred stocks. SC-ASIA will invest only in real estate companies that derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and hotels or that have at least 50% of their assets invested in such real estate. SC-ASIA also may invest in securities issued by real estate companies that are controlled by Security Capital Group Incorporated ("Security Capital") or its affiliates.

     SC-ASIA may, from time to time, invest in debt securities of issuers in the real estate industry. Debt securities purchased by SC-ASIA will be rated no lower than A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poors Corporation ("S&P") or, if not so rated, believed by SC (US) Management to be of comparable quality, and may have an average weighted maturity of up to 30 years.

     When, in the judgment of SC (US) Management, market or general economic conditions justify a temporary defensive position, SC-ASIA will deviate from its investment objective and invest without limit in money market securities, denominated in dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country, such as: short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S.

Government or the government of a foreign country, their agencies or instrumentalities; finance company and corporate commercial paper and other short-term corporate obligations, in each case rated Prime-1 by Moody's, or A or better by S&P or, if unrated, of comparable quality as determined by SC (US) Management; and repurchase agreements with banks and broker-dealers with respect to such securities. For temporary defensive purposes, SC-ASIA also may invest up to 25% of its total assets in obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; provided that SC-ASIA will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its total assets.

     SC-ASIA is subject to certain investment restrictions that are fundamental and, therefore, may not be changed without shareholder approval. Among other things, SC-ASIA will not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. SC (US) Management will monitor the liquidity of such restricted securities under the supervision of SC-ASIA's Board of Directors. If SC-ASIA invests in securities issued by a real estate company that is controlled by Security Capital Group Incorporated or any of its affiliates, such securities will be treated as illiquid securities. SC-ASIA also may not invest directly in real estate. See SC-ASIA's SAI for further discussion of SC-ASIA's fundamental investment restrictions.


                              INVESTMENT STRATEGY

                    REAL ESTATE SECURITIES INDUSTRY OUTLOOK

     SC (US) Management believes that over the long term, the real estate industry in the Asia/Pacific region will experience strong growth driven by high economic growth rates based on strong demographic trends and trade expansion. The large and young population base as well as massive urbanization trends in the emerging Asia/Pacific region will create strong and sustainable demand for housing in major metropolitan areas. Economic growth in the region is expected to lead to strong demand in the commercial real estate sector as well. SC (US) Management expects real estate markets in the Asia/Pacific region to continue to follow the trend of higher levels of real estate securitization into the future. In the more mature markets such as Japan, the real estate market could experience a transformation to a more securitized real estate market similar to the U.S. The combination of all these factors should create significant investment opportunities over the long term.

               A RESEARCH-DRIVEN TOP DOWN AND BOTTOM UP APPROACH

     SC-ASIA seeks to achieve top-quartile returns by investing primarily in Asia/Pacific real estate operating companies which have the potential to deliver above-average growth. SC (US) Management believes that these investment opportunities can only be identified through the integration of top down economic and real estate market research and bottom up operating company cash flow modeling.

     Top Down Economic and Real Estate Market Research. SC (US) Management is uniquely positioned to access meaningful, proprietary economic and real estate research collected at the country market, city sub-market and property-specific level. Non-U.S. country market research and analysis, which is provided to SC
(US) Management by other operating professionals within the Security Capital affiliate company network, assists SC (US) Management in identifying attractive growth in country markets and real estate sectors. This research and analysis is instrumental to SC (US) Management's ability to make investment decisions for SC-ASIA's portfolio and to identify country markets reaching a "marginal turning point." The country market research conducted by SC-ASIA includes a comprehensive evaluation of real estate supply and demand factors such as population and economic trends, customer and industry needs, capital flows and building permit and construction data on a country market and city sub-market basis and by product type. Specifically, primary country market research evaluates normalized cash flow lease economics -- accounting for capital costs -- to determine whether the core economy of a country market is expected to improve, stabilize or decline. Only through disciplined real estate market research does SC (US) Management believe it can identify country markets and/or city sub-markets, and thus, real estate operating companies, with potential for higher than average growth prospects.

     Bottom Up Real Estate Operating Company Cash Flow Modeling. SC (US) Management believes that analyzing the cash flow profile -- the quality and growth potential -- of a real estate company, both historically and prospectively, is another fundamental step toward identifying above-average growth opportunities. SC (US) Management believes that cash flow is helpful in understanding a real estate portfolio in that such calculation reflects cash flow from operations and the real estate's ability to support interest payments and general operating expenses before the impact of certain activities, such as gains or losses from sales of real estate and changes in accounts receivable and accounts payable. The real estate operating valuation models utilized by SC
(US) Management integrate real estate market research with analysis on specific real estate portfolios in order to establish an independent value of the underlying sources of a real estate company's cash flow. Certain models measure and compare the impact of specific factors on cash flow growth expectations.
The data from all valuation models is ultimately integrated and reviewed in order to identify real estate operating companies with significant potential for growth.


                    HEDGING AND OTHER PORTFOLIO STRATEGIES

     SC-ASIA also may from time to time use certain of the investment techniques described below to achieve its objectives. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by SC-ASIA in some of the markets in which SC-ASIA will invest and SC-ASIA does not expect to use them extensively.

Repurchase Agreements. When SC-ASIA acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase amount which reflects an agreed-upon rate of return, and is not tied to the coupon rate on the underlying security.

Borrowing. SC-ASIA may borrow up to 33-1/3% of the value of its assets to increase its holdings of portfolio securities. Under the Investment Company Act of 1940, as amended ("1940 Act"), SC-ASIA is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of SC-ASIA's portfolio are disadvantageous from an investment standpoint.

Loans of Portfolio Securities. SC-ASIA may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. SC-ASIA may terminate the loans at any time and obtain the return of the securities loaned within five business days. SC-ASIA will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities.

Options on Securities and Stock Indices. In order to increase its return or to hedge all or a portion of its portfolio investments, SC-ASIA may write (i.e., sell) covered put and call options and purchase put and call options on securities or stock indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that gives the purchaser the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a stock index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. SC-ASIA may write a call or put option only if the option is "covered." This means that so long as SC-ASIA is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if SC-ASIA maintains liquid assets with a value equal to the exercise price in a segregated account or holds a put on the same underlying security at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of SC-ASIA. SC-ASIA will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

Forward Foreign Currency Contracts. SC-ASIA may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to SC-ASIA from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specified currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. SC-ASIA will enter into forward contracts only under two circumstances. First, when SC-ASIA enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when SC (US) Management believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, SC-ASIA may enter into a forward contract to sell or buy the amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of SC-ASIA's portfolio securities denominated in such foreign currency. The second investment practice is in general referred to as "cross-hedging." SC-ASIA's forward transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are denominated.

Futures Contracts. For hedging purposes only, SC-ASIA may buy and sell financial futures contracts, stock and bond index futures contracts, and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

     When SC-ASIA enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when SC-ASIA enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "Investment Objectives and Policies--Futures Contracts" in the SAI.

     SC-ASIA may not commit more than 5% of its total assets to initial margin deposits on futures contracts. The value of the underlying securities on which futures will be written at any one time may not exceed 25% of the total assets of SC-ASIA.

Depositary Receipts. SC-ASIA may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Short Sales. To the extent permitted by other countries, SC-ASIA reserves the right to engage in short sale transactions in securities listed on one or more foreign or U.S. securities exchanges. Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-ASIA incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-ASIA purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-ASIA is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. SC-ASIA may also engage in short sales against the box, which involves selling a security SC-ASIA holds in its portfolio for delivery at a specified date in the future. SC-ASIA will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-ASIA's net assets (taken at market value). See SC-ASIA's SAI for further discussion of short sales and short sales against the box.


                                 RISK FACTORS

     Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in SC-ASIA, nor can there be an assurance that SC-ASIA's investment objectives will be attained. As with any investment in securities, the value of, and income from, an investment in SC-ASIA can decrease as well as increase depending on a variety of factors which may affect the values and income generated by SC-ASIA's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a shareholder may anticipate that the value of the shares of SC-ASIA will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which SC-ASIA is invested may also be reflected in declines in the price of shares of SC-ASIA. Changes in currency valuations will also affect the price of shares of SC-ASIA. History reflects both decreases and increases in worldwide stock markets and currency valuations, and these may reoccur unpredictably in the future. The value of debt securities held by SC-ASIA generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by SC (US) Management will not always be profitable or prove to have been correct. SC-ASIA is intended as an investment vehicle for those investors seeking long term capital growth and is not intended as a complete investment program.

Investment in Real Estate Securities. SC-ASIA will not invest in real estate directly, but only in securities issued by real estate companies. However, SC-ASIA may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in real estate taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

     Additionally, SC-ASIA could conceivably own real estate directly as a result of a default on debt securities that it owns. If SC-ASIA has rental income or income from the disposition of such real estate, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See "Taxation."

Foreign Securities. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies
in the U.S.   Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. SC-ASIA may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, most foreign countries withhold portions of income and dividends at the source requiring investors to reclaim taxes withheld.

     Brokerage commissions, custodial services and other costs relating to investment in European countries are generally more expensive than in the U.S. European securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of SC-ASIA are uninvested and no return is earned thereon. The inability of SC-ASIA to make intended security purchases due to settlement problems could cause SC-ASIA to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to SC-ASIA due to subsequent declines in value of the portfolio security or, if SC-ASIA has entered into a contract to sell the security, could result in possible liability to the purchaser.

     In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which SC-ASIA may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

     Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

     Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. SC-ASIA could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

     Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

     SC-ASIA usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when SC-ASIA converts assets from one currency to another.

Repurchase Agreements. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, SC-ASIA may experience delay or difficulty in exercising its rights under the security and may incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

Borrowing. SC-ASIA may borrow to the extent permitted above. Borrowing may exaggerate the effect on SC-ASIA's net asset value of any increase or decrease in the value of SC-ASIA's portfolio securities. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Futures and Options. Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any future or options contract may not be available when a futures position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency in SC-ASIA's portfolio. Successful use of futures or options contracts is further dependent on SC (US) Management's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations.

Depositary Receipts. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed above. For purposes of SC-ASIA's investment policies, SC-ASIA's investment in Depositary Receipts will be deemed to be investments in the underlying securities.

Other Risks. There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described in the SAI.


                  NON-DIVERSIFIED STATUS & PORTFOLIO TURNOVER

     SC-ASIA intends to operate as a "non-diversified" investment company under the 1940 Act, which means SC-ASIA is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, SC-ASIA intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which generally will relieve SC-ASIA of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Taxation." To qualify as a regulated investment company, among other requirements, SC-ASIA will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of SC-ASIA's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and SC-ASIA will not own more than 10% of the outstanding voting securities of a single issuer. SC-ASIA's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because SC-ASIA, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in SC-ASIA may present greater risk to an investor than an investment in a diversified company.

     SC-ASIA anticipates that its annual portfolio turnover rate will not exceed 150%, but the turnover rate will not be a limiting factor when SC (US) Management deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 150% occurs, for example, when all of the securities held by SC-ASIA are replaced one and one-half times in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by SC-ASIA. High portfolio turnover may result in the realization of net short-term capital gains by SC-ASIA which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."


                    DIRECTORS, OFFICERS AND OTHER PERSONNEL

     The overall management of the business and affairs of SC-ASIA is vested with the Board of Directors of SC-REMFs. The Board of Directors approves all significant agreements between SC-REMFs and persons or companies furnishing services to SC-ASIA, including SC-REMFs's agreements with SC (US) Management, its custodian and transfer agent. The management of SC-ASIA's day-to-day operations is delegated to the officers of SC-REMFs, who include the Managing Directors, and SC (US) Management, subject always to the investment objectives and policies of SC-ASIA and to general supervision by the Board of Directors. Although SC-REMFs is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-REMFs's Articles of Incorporation. The Directors and Officers of SC-REMFs and certain key members of SC-ASIA's Portfolio Management Committee and their principal occupations are set forth below.

     Stephen F. Kasbeer     Director of SC-REMFs. Retired; Senior Vice President
                            for Administration and Treasurer of Loyola
                            University, Chicago from 1981 to July 1994, where he was responsible for administration, investment, real estate and treasurer functions, served as Chief Investment Officer, was Chairman of the Operations Committee, was a member of the Investment and Finance Committees of the Board of Trustees and was President and a Director of the Loyola Management Company. Mr. Kasbeer received his J.D. from John Marshall Law School and his M.A. and B.S. from Northwestern University.

  Anthony R. Manno Jr.  Chairman of the Board of Directors, Managing Director
                        and President of SC-REMFs. Managing Director of SC (US) Management since March 1997, where he is responsible for overseeing all investment and capital allocation matters for SC (US) Management's public market securities activities and is also responsible for company and industry analysis, market strategy and trading and reporting; from January 1995 to March 1997, he was Managing Director of SC (US) Management, where he performed the same functions. Mr. Manno was a member of the Investment Committee of Security Capital Group Incorporated from March 1994 to June 1996. Prior to joining Security Capital, Mr. Manno was a Managing Director of LaSalle Partners Limited from March 1980 to March 1994. Mr. Manno received his M.B.A. from the University of Chicago Graduate School of Business, an M.A. and a B.A. from Northwestern University and is a Certified Public Accountant.

  George F. Keane       Director of SC-REMFs. Chairman of the Board of Trigen
                        Energy Corporation since 1994. As founding chief executive of The Common Fund in 1971 and Endowment
                        Realty Investors in 1988, Mr. Keane for many years headed an investment management service for colleges, universities and independent schools that managed $15 billion for 1,200 educational institutions when he became President Emeritus of the Common Fund in 1993. He has served as a member of the Investment Advisory
                        Committee of the $75 billion New York State Common
                        Retirement Fund since 1982. He has been a Director of the RCB Trust Company since 1991, a Trustee of the Nicholas Applegate Investment Trust since 1993, and a
                        Director of the Bramwell Funds since 1994. He is also a Director of Universal Stainless & Alloy Products, Global
                        Pharmaceutical Corporation, United Water Resources and
                        United Properties Group, Gulf Resources Corporation, and the Universal Bond Fund, and is an advisor to Associated
                        Energy Managers. Mr. Keane also serves as a Trustee of his alma mater, Fairfield University where he received his B.A., and as a Director and Chairman of the Investment Committee of the United Negro College Fund.
                        Mr. Keane holds honorary degrees from Loyola University, Chicago, Illinois and Lawrence University, Appleton,
                        Wisconsin.

  Robert H. Abrams      Director of SC-REMFs. Founder of Colliers ABR, Inc.
                        (formerly Abrams Benisch Riker Inc.), a property management firm. Mr. Abrams was Principal of Colliers
                        ABR, Inc. from 1978 to 1992 and since 1992, has served as a Consultant. From 1959 to 1978 Mr. Abrams was
                        Executive Vice President and Director of Cross and Brown
                        Company. Mr. Abrams also serves as a Director of Greater
                        New York Mutual Insurance Company and Trustee Emeritus and Presidential Counselor of his alma mater, Cornell University. Mr. Abrams received his M.B.A. from Harvard University and his B.A. from Cornell University.

  John H. Gardner, Jr.  Director of SC-REMFs. Managing Director of Security
                        Capital (US) Management since July, 1997. Prior thereto, Director of Security Capital Pacific Trust ("PTR") and the PTR REIT Manager from February 1995 to June 1997 and Senior Vice President of Security Capital Atlantic Incorporated ("ATLANTIC"), PTR and the PTR REIT Manager from September 1994 to June 1997 where he had overall responsibility for asset management and multifamily dispositions. Prior to joining Security Capital, Mr. Gardner was with Copley Real Estate Advisors as a Managing Director and Principal responsible for portfolio management from January 1991 to September 1994 and as a Vice President and Principal of asset management from December 1984 to December 1990. From July 1977 to November 1984, Mr. Gardner was a Real Estate Manager with the John Hancock Companies. Mr. Gardner received his M.S. in Computer Information Systems from Bentley College and his B.S. in Accounting from Stonehill College.

  Jeffrey C. Nellessen  Vice President, Secretary and Treasurer of SC-REMFs.
                        Vice President and Controller of SC (US) Management since March 1997. Prior thereto, from June 1988 to March 1997, he was Controller, Manager of Client Administration and Compliance Officer at Strong Capital Management, Inc. Mr. Nellessen is a Certified Public Accountant, Certified Management Accountant and a Certified Financial Planner. He received his B.B.A. from the University of Wisconsin, Madison.

  Kenneth D. Statz      Managing Director of SC-REMFs. Managing Director of SC
                        (US) Management since November 1997 where he is responsible for the development and implementation of portfolio investment strategy. Prior thereto, Senior
                        Vice President and Senior REIT Analyst from July 1996 to
                        October 1997 and Vice President from May 1995 to June
                        1996. Prior to joining Security Capital, Mr. Statz was a
                        Vice President in the investment research department of Goldman, Sachs & Co., from February 1993 to January
                        1995, concentrating on research and underwriting for the REIT industry. Prior thereto, Mr. Statz was a real estate stock portfolio manager and a managing director of Chancellor Capital Management from August 1982 to
                        February 1992. Mr. Statz received his M.B.A. and B.B.A.
                        from the University of Wisconsin, Madison.

  Kevin W. Bedell       Senior Vice President of SC-REMFs. Senior Vice President
                        of SC (US) Management since November 1997 and Vice
                        President since July 1996, where he is responsible for directing the activities of the industry/company securities research group and providing in-depth proprietary research on publicly traded companies with office and industrial sectors. Prior to joining SC (US)
                        Management, Mr. Bedell spent nine years with LaSalle
                        Partners Limited where he was Equity Vice President and
                        Portfolio Manager responsible for the strategic, operational and financial management of a private REIT with commercial real estate investments of $600-800 million. Mr. Bedell received his M.B.A. from the University of Chicago and his B.A. from Kenyon College.

  Michelle H. Lord       Member, SC-ASIA Portfolio Management Committee; Vice
                         President of SC (US) Management, where she conducts real estate securities analysis in the Asia/Pacific region for the firm. Previously, Ms. Lord was with Security Capital Industrial Trust where she was responsible for research on special investment opportunities. Previously, Ms. Lord was in the Management Development Program with Security Capital
                         Group Incorporated, working in six-month rotational assignments with Managing Directors of the firm. Prior to joining Security Capital, Ms. Lord was with Societe
                         Generale Securities, (North Pacific) in Tokyo where she was a member of the Japanese Government Bond futures and options brokerage desk. Previously, Ms. Lord was a currency trader with Asahi Bank in Tokyo. Ms. Lord received her M.B.A. from the University of Chicago
                         Graduate School of Business and her B.A. from Smith
                         College.

Michael C. Montelibano   Member, SC-ASIA Portfolio Management Committee; Vice
                         President of SC (US) Management, where he conducts real estate securities analysis in the Asia/Pacific region for the firm. Mr. Montelibano was in the Management
                         Development Program with Security Capital Group
                         Incorporated, where he worked in six-month rotational assignments with Managing Directors of the firm. Prior to joining Security Capital, Mr. Montelibano was a consultant for Ayala Land, Incorporated in the Philippines where he conducted financial analyses of office and residential development projects, and for Bank of America in Malaysia where he conducted market research studies on retail banking. Previously, Mr.
                         Montelibano was a senior consultant with Andersen
                         Consulting where he focused on the telecommunications and financial sectors. Mr. Montelibano received his M.B.A. from the University of California, Berkeley and his B.S. in Mechanical Engineering from the University of California, San Diego.

SC (US) MANAGEMENT

     Security Capital (US) Management Group Incorporated ("SC (US) Management"), with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, has been retained to provide investment advice, and, in general, to conduct the management and investment program of SC-ASIA under the overall supervision and control of the Directors of SC-ASIA.

     SC (US) Management was formed in March 1994, and is registered as an investment adviser with the SEC. SC (US) Management's principal officers include Anthony R. Manno, Jr., Managing Director and President, John H. Gardner, Jr., Managing Director, Kenneth D. Statz, Managing Director and Kevin W. Bedell, Senior Vice President. SC (US) Management is a wholly-owned subsidiary of Security Capital Group Incorporated, a real estate research, investment and management company.

     The SC-ASIA Portfolio Management Committee, which is comprised of certain officers of SC-REMFs and SC (US) Management analysts, is primarily responsible for the construction of SC-ASIA's portfolio.

                         INVESTMENT ADVISORY AGREEMENT

     Pursuant to an investment advisory agreement (the "Advisory Agreement"), SC
(US) Management furnishes a continuous investment program for SC-ASIA's portfolio, subject to the general supervision of SC-REMFs's Board of Directors. SC (US) Management also provides persons satisfactory to the Directors of SC-REMFs to serve as officers of SC-REMFs. Such officers, as well as certain other employees and Directors of SC-REMFs, may be directors, officers, or employees of SC (US) Management.

     Under the Advisory Agreement, SC-ASIA Class I shares pay SC (US) Management a monthly management fee in an amount equal to 1.20% of the average daily net assets of SC-ASIA Class I shares (approximately 1.20% on an annual basis). Under a separate agreement SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-ASIA's Class I total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses, at no more than [___%] of the value of SC-ASIA's average daily net assets for the year ending December 31, 1998.

     In addition to the payments to SC (US) Management under the Advisory Agreement described above, SC-ASIA Class I shares pay certain other costs of operations including (a) administration, custodian and transfer agency fees, (b) fees of Directors who are not affiliated with SC (US) Management, (c) clerical, accounting and other office costs, (d) costs of printing SC-ASIA's prospectus for existing shareholders and shareholder reports, (e) costs of maintaining SC-REMFs's existence, (f) interest charges, taxes, brokerage fees and commissions,
(g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, and (i) upon the approval of SC-REMFs's Board of Directors, costs of personnel of SC
(US) Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-ASIA shares pays the portion of SC-ASIA expenses attributable to its operations. Income, realized gains and losses, unrealized appreciation and depreciation and certain expenses not allocated to a particular class are allocated to each class based on the net assets of that class in relation to the net assets of SC-REMFs.


                      ADMINISTRATOR AND SUB-ADMINISTRATOR

     SC (US) Management has also entered into a fund accounting and administration agreement with SC-REMFs (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-ASIA, including (i) providing office space, telephone, office equipment and supplies for SC-REMFs; (ii) paying compensation of SC-REMFs's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of SC-ASIA; (iv) supervising preparation of the periodic updating of SC-ASIA's Prospectus and SAI for existing shareholders; (v) supervising preparation of quarterly reports to SC-ASIA's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of SC-ASIA's investment portfolio and the publication of the net asset value of SC-ASIA's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-ASIA, including the custodian ("Custodian"), transfer agent ("Transfer Agent") and printers; (viii) providing trading desk facilities for SC-ASIA; (ix) maintaining books and records for SC-ASIA (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-ASIA's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

     In accordance with the terms of the Administration Agreement and with the approval of SC-REMFs's Board of Directors, SC (US) Management has caused SC-REMFs to retain [_______] (the "Sub-Administrator") as sub-administrator under a service agreement ("Sub-Administration Agreement").

     Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-ASIA's net asset value and preparing such figures for publication, maintaining certain of SC-ASIA's books and records that are not maintained by SC (US) Management, or the Custodian, preparing financial information for SC-ASIA's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-REMFs pays the Sub-Administrator a monthly administration fee at the annual rate of [______%]. The Sub-Administrator also serves as SC-ASIA's Custodian and Transfer Agent. See "Custodian and Transfer and Dividend Disbursing Agent."

     Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-ASIA under the Sub-Administration Agreement, subject to the overall authority of SC-REMFs's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from SC-REMFs at the annual rate of 0.2% of the value of the average daily net assets of the Fund.


                        DISTRIBUTION AND SERVICING PLAN

     The Board of Directors of SC-REMFs and SC-ASIA's sole Class I shareholder have adopted a Distribution and Servicing Plan ("Plan") with respect to SC-ASIA's Class I shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, SC-ASIA pays to Security Capital Markets Group Incorporated, in its capacity as principal distributor of SC-ASIA's shares (the "Distributor"), a monthly fee equal to, on an annual basis, .25% of the value of SC-ASIA's average daily net assets for Class I shares.

     The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of Class I shares and for providing certain services to Class I shareholders. The Distributor may pay third parties in respect of these services such amount as it may determine. SC-ASIA understands that these third parties may also charge fees to their clients who are beneficial owners of SC-ASIA Class I shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

     The Distributor, with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, is an affiliate of SC (US) Management. See "Distribution Plan" in the Statement of Additional Information for a listing of the types of expenses for which the Distributor and third parties may be compensated under the Plan. If the fee received by the Distributor exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan is reviewed and is subject to approval annually by the Board of Directors.


                       DETERMINATION OF NET ASSET VALUE

     The net asset value per share of SC-ASIA's Class I shares is determined as of the scheduled closing time of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., New York time) each day the NYSE is open for trading, by adding the market value of all securities in SC-ASIA's portfolio and other assets represented by Class I shares, subtracting liabilities incurred or accrued allocable to Class I shares, and dividing by the total number of SC-ASIA's Class I shares then outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or quoted on a quotation system of a national securities association is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time), if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of SC-ASIA's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Directors. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Foreign securities that are not traded on an exchange, securities for which market quotations are not readily available and other assets are valued at fair value as determined by SC-ASIA's management and approved in good faith by the Board of Directors.


                              PURCHASE OF SHARES

     Class I shares are being offered to investors whose minimum initial investment is $250,000. SC-ASIA Class I shares may be purchased through Firstar Trust Company, SC-ASIA's Transfer Agent, or any dealer that has entered into a sales agreement with the Distributor.

     Orders for shares of SC-ASIA will become effective at the net asset value per share next determined after the receipt of payment. All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase transaction will be sent to you promptly following each transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. Investors must specify that Class I shares are being purchased.

     If you choose a securities dealer that has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place an order for the purchase of SC-ASIA shares. Such dealer may charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     By investing in SC-ASIA you appoint the Transfer Agent as your agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. All fractional shares will be held in book entry form. PLEASE NOTE THAT IT IS MORE COMPLICATED TO REDEEM SHARES HELD IN CERTIFICATE FORM.

INITIAL INVESTMENT

     The minimum initial investment is $250,000. Class I shares may be purchased by check or money order drawn on a U.S. bank, savings and loan, or credit union by wire transfer. The enclosed application must be completed and accompanied by payment in U.S. funds to open an account. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. Note that all applications to purchase shares are subject to acceptance by SC-ASIA and are not binding until so accepted. SC-ASIA reserves the right to decline to accept a purchase order application in whole or in part.

MAIL

     The following instructions should be used when mailing a check or money order payable to "Security Capital Asia/Pacific Real Estate Shares," via U.S. mail to the Distributor, a securities dealer or the Transfer Agent:

     VIA U.S. MAIL                           BY OVERNIGHT MAIL
     Firstar Trust Company                   Firststar Trust Company
     Mutual Fund Services                    Mutual Fund Services
     P.O. Box 701                            3rd Floor
     Milwaukee, Wisconsin 53201-0710         615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

     SC-REMFs does not consider the U.S. Postal Service or other independent delivery service to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box of purchase applications does not constitute receipt by the Transfer Agent or SC-REMFs. Do not mail letters by overnight courier to the post office box.

     Please note that if your check does not clear, a service charge of $20 will be charged and you will be responsible for any losses suffered by SC-ASIA as a result.

WIRE PURCHASES

     Class I shares may be purchased by wire only through the Transfer Agent. The following instructions should be used when wiring funds to the Transfer Agent for the purchase of shares:

Wire to:            Firstar Bank
                    ABA Number 075000022

Credit:             Firstar Trust Company
                    Account 112-952-137

Further Credit:     Security Capital Asia/Pacific Real Estate Shares
                    (shareholder account number)
                    (shareholder name/registration)

     Please call 1-800-699-4594 prior to wiring any funds in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. SC-ASIA AND ITS TRANSFER AGENT ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM OR FROM INCOMPLETE WIRING INSTRUCTIONS.

SUBSEQUENT INVESTMENTS

     Additional investments of at least $20,000 may be made by mail, wire or by telephone. When making an additional purchase by mail, a check payable to "Security Capital U.S. Real Estate Shares" along with the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed. To make an additional purchase by wire, a shareholder may call 1-800-699-4594 (toll free) for complete wiring instructions.

     You may purchase additional shares by moving money from your bank account to your SC-ASIA account by telephone. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. In order for shares to be purchased at the net asset value determined as of the close of regular trading on a give date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System, before the close of regular trading on such date. Most transfers are completed within three business days. TELEPHONE TRANSACTIONS MAY NOT BE USED FOR INITIAL PURCHASES OF CLASS I SHARES.

EXCHANGE FEATURE

     Class I shares of SC-ASIA may be exchanged for Class I shares of SC-ARBITRAGE, SC-US and SC-EURO. Exchanges of Class I shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required. However, you may not exchange your investment in shares of SC-ASIA, SC-ARBITRAGE, SC-EURO or SC-US more than four times in any twelve-month period (including the initial exchange of your investment during that period).

                             REDEMPTION OF SHARES

     You may request redemption of part or all of your Class I shares at any time by telephone or by mail. The redemption of shares will be at the next determined net asset value. See "Determination of Net Asset Value." SC-ASIA normally will mail the redemption proceeds to you on the next business day and, in any event, no later than seven business days after the receipt of a redemption request in good order. However, when a purchase has been made by check, SC-ASIA may hold payment on redemption proceeds until it reasonably satisfied that the check has cleared, which may take up to twelve days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by SC-ASIA of the Broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions. See "Determination of Net Asset Value."

     Redemption requests must be signed exactly as the shares are registered including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. If the Class I shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Firstar Trust Company together with a redemption request. The following instructions should be used for the redemption of shares by mail, by wire and by telephone:

MAIL AND WIRE

     For most redemption requests you need only furnish a written, unconditional request to redeem your Class I shares (for a fixed dollar amount) at net asset value to Security Capital Asia/Pacific Real Estate Shares:

          VIA U.S. MAIL                      BY OVERNIGHT MAIL
          Firstar Trust Company              Firststar Trust Company
          Mutual Fund Services               Mutual Fund Services
          P.O. Box 701                       3rd Floor
          Milwaukee, Wisconsin 53201-0710    615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

     Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges as $12.00 service fee for wire redemptions.

     Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. SC-REMFs does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or by SC-ASIA. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

TELEPHONE

     You may redeem shares by telephone by calling the Transfer Agent at 1-800-699-4594. In order to utilize this procedure, you must have previously elected this option in writing, which election will be reflected in the Transfer Agent's records and the redemption proceeds will be mailed directly to you or transferred to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the Transfer Agent. See "Signature Guarantees" below. To change that address, you may call or submit a written request to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. SC-ASIA reserves the right to limit the number of telephone redemptions by a shareholder. Once made, telephone redemption requests may not be modified or canceled.

     The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, SC-ASIA will not be liable for any loss, cost or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption. SC-ASIA reserves the right to refuse a telephone redemption request if so advised.

SIGNATURE GUARANTEES

     Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record;
(iii) any redemption request if a change of address request has been received by SC-ASIA or Transfer Agent within the last 15 days and (iv) any redemption request involving $100,000 or more. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

OTHER REDEMPTION INFORMATION

     Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the redemption check for such proceeds has cleared.

     SC-ASIA may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, or (ii) an emergency, as defined by rules adopted by the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of SC-ASIA not reasonably practicable.

     The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

     A shareholder's account may be terminated by SC-ASIA in not less than 30 days' notice if, at the time of any redemption of Class I shares in his or her account, the value of the remaining shares in the account falls below $250,000. Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven business days of the redemption. However, if a shareholder is affected by the exercise of this right, he or she will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

     A Class I shareholder who fails to satisfy minimum account balance requirements may elect to convert Class I shares to Class R shares. Class I shares will be converted to Class R shares at the next determined net asset value for Class I shares and Class R shares after the receipt by the distributor of a written conversion request. SC-ASIA does not charge a fee to process conversions. SC-ASIA reserves the right to reject any conversion request in whole or in part. The conversion feature may be modified or terminated at any time upon notice to SC-ASIA Class I shareholders.


                          DIVIDENDS AND DISTRIBUTIONS

     Dividends from SC-ASIA's investment income will be declared and distributed quarterly. SC-ASIA intends to distribute net realized capital gains, if any, at least annually although SC-ASIA's Board of Directors may in the future determine to retain net realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of SC-ASIA's distribution policies for SC-ASIA and its shareholders, see "Taxation."

     Distributions will automatically be paid in full and fractional shares of SC-ASIA based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.


                                   TAXATION

     The following discussion is intended for general information only. Shareholders should consult with their own tax advisers as to the tax consequences of an investment in SC-ASIA, including the status of distributions under applicable state or local law.

FEDERAL INCOME TAXES

     SC-ASIA intends to qualify to be taxed as a "regulated investment company" under the Code. To the extent that SC-ASIA distributes its taxable income and net capital gains to its shareholders, qualification as a regulated investment company relieves SC-ASIA of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by SC-ASIA. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in SC-ASIA at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of SC-ASIA is financed with indebtedness.

     The excess of net long-term capital gains over the net short-term capital losses realized and distributed by SC-ASIA to its shareholders as capital gains distributions is taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his or her stock. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above.

     Under the current federal tax law, the amount of an income dividend or capital gains distribution declared by SC-ASIA during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

     Any dividend or distribution received by a shareholder on shares of SC-ASIA will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares for six months or less, and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

     A dividend or capital gains distribution with respect to shares of SC-ASIA held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan, except to the extent the shares are debt-financed within the meaning of Section 514 of the Code. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

     SC-ASIA will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to SC-ASIA, or the Secretary of the Treasury notifies SC-ASIA that the shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

     Further information relating to tax consequences is contained in the SAI.

STATE AND LOCAL TAXES

     SC-ASIA distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in SC-ASIA.


                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

     Security Capital Real Estate Mutual Funds Incorporated, formerly Security Capital Employee REIT Fund Incorporated, was incorporated under Maryland law as SCERF Incorporated ("SCERF"), a wholly-owned subsidiary of Security Capital Group Incorporated, on December 20, 1996. On January 23, 1997, all the assets and liabilities of SCERF were transferred to Security Capital Employee REIT Fund Incorporated in a reorganization transaction. On December 16, 1997, its name was changed to Security Capital U.S. Real Estate Shares. On [___________, 1998], its name was changed to Security Capital Real Estate Mutual Funds Incorporated.

     SC-REMFs is authorized to issue 200,000,000 shares of stock, $.01 par value per share. SC-REMFs's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-REMFs's stock and reclassify and issue any unissued shares of SC-REMFs. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval. The Board of Directors of SC-REMFs has authorized the creation of four investment portfolios; SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA, each with two classes of shares: Class I shares and Class R shares. Class I shares offer different services to shareholders and incur different expenses than Class R shares. Each class pays its proportionate share of SC-REMFs's expenses.

     All classes of each series of SC-REMFs's shares have equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any class of any series of SC-REMFs's shares. All SC-REMFs shares, when duly issued, are fully paid and nonassessable. The rights of the holders of SC-ASIA's Class I shares may not be modified except by the vote of a majority of the holders of all SC-ASIA's Class I shares outstanding. SC-ASIA's Class I shareholders have exclusive voting rights with respect to matters relating solely to SC-ASIA's Class I shares. SC-ASIA's Class I shareholders vote separately from SC-ASIA's Class R shareholders and SC-ARBITRAGE's, SC-EURO's and SC-US's Class I and Class R shareholders on matters in which the interests of SC-ASIA's Class I shareholders differ from the interests of SC-ASIA's Class R shareholders and SC-ARBITRAGE's, SC-EURO's and SC-US's Class I and Class R shareholders.

     SC-REMFs is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-REMFs entitled to vote at the meeting. SC-REMFs will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

     As of March 31, 1998, SCREALTY Incorporated owned 98.54% of the issued and outstanding Class I shares of SC-US, and 98.56% of the total issued and outstanding shares of SC-US, which means that SCREALTY Incorporated controls SC-REMFs for purposes of the 1940 Act. The effect of SCREALTY Incorporated's ownership of a controlling interest in SC-US and, therefore, SC-REMFs, is to dilute the voting power of other SC-US and SC-REMFs shareholders.


                         CUSTODIAN AND TRANSFER AGENT

     [______________], which has its principal business address at [__________________], has been retained to act as Custodian of SC-ASIA's investments. [_______________], which has its principal business address at [___________________], has been retained to serve as SC-ASIA's Transfer Agent. Neither [_____________] nor [_____________] have any part in deciding SC-ASIA's investment policies or which securities are to be purchased or sold for SC-ASIA's portfolio.


                            REPORTS TO SHAREHOLDERS

     The fiscal year of SC-ASIA ends on December 31 of each year. SC-ASIA will send to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by SC-ASIA's independent accountants, will be sent to shareholders each year. Please call 1-888-SECURITY (toll free) for a copy of the most recent semi-annual report.


                            PERFORMANCE INFORMATION

     From time to time, SC-ASIA may advertise its "average annual total return" of the Class I shares over various periods of time. This total return figure shows the average percentage change in value of an investment in SC-ASIA Class I shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of SC-ASIA's Class I shares and assumes that any income, dividends and/or capital gains distributions made by SC-ASIA during the period are reinvested in Class I shares of SC-ASIA. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of SC-ASIA's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that SC-ASIA's Class I annual total return for any one year in the period might have been greater or less than the average for the entire period. SC-ASIA also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in SC-ASIA's Class I shares for the specific period (again reflecting changes in SC-ASIA's Class I share price and assuming reinvestment of Class I dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

     It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The SAI further describes the methods used to determine SC-ASIA's performance.

                                YEAR 2000 RISKS

     Like investment companies, financial and business organizations around the world, SC-REMFs could be adversely affected if the computer systems used by the SC-REMFs, other service providers and entities with computer systems that are linked to the SC-REMFs's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." SC-REMFs is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of SC-REMFs major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on SC-REMFs and SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA.


                            ADDITIONAL INFORMATION

     Any shareholder inquiries may be directed to SC-REMFs at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the SAI which is incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by SC-REMFs with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or may be obtained from the SEC's worldwide web site at http://www.sec.gov.

                                  PROSPECTUS

                                     LOGO

                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603

     Security Capital Asia/Pacific Real Estate Shares ("SC-ASIA") is an investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), an open-end management investment company organized under Maryland law. SC-ASIA seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly-traded real estate companies organized principally in countries in the Asia/Pacific region. Long-term, SC-ASIA's objective is to achieve top-quartile returns as compared with other mutual funds that invest in publicly-traded real estate companies organized principally in countries in the Asia/Pacific region, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and investment modeling techniques. Security Capital (US) Management Group Incorporated ("SC (US) Management") serves as both investment adviser and administrator to SC-ASIA.

     By this Prospectus, SC-ASIA is offering Class R shares. SC-ASIA also offers Class I shares to investors whose minimum initial investment is $250,000. Class I shares have different expenses than Class R shares which would affect performance. Investors desiring to obtain information about SC-ASIA's other class of shares should call 1-888-SECURITY (toll free) or ask their sales representatives or SC-ASIA's distributor. This Prospectus provides you with information specific to the Class R shares of SC-ASIA. It contains information you should know before you invest in SC-ASIA.

     INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

     An investment in SC-ASIA should not be the sole source of investment for a shareholder. Rather, an investment in SC-ASIA should be considered as part of an overall portfolio strategy which includes fixed income and equity securities. SC-ASIA is designed for long-term investors, and not for investors who intend to liquidate their investments after a short period of time.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in SC-ASIA. SC-REMFs offers other investment portfolios which are described in the prospectuses for Security Capital U.S. Real Estate Shares, Security Capital European Real Estate Shares and Security Capital Real Estate Arbitrage Shares. A Statement of Additional Information ("SAI") dated [________, 1998], containing additional and more detailed information about SC-ASIA has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by calling 1-888-SECURITY (toll free) or writing SC-ASIA's Sub-Administrator at:
[_______________].

THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY IN ANY STATE OR JURISDICTION WHERE PROHIBITED BY LAW OR TO ANY FIRM OR INDIVIDUAL TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE
SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              [ ________, 1997 ]

                               TABLE OF CONTENTS

                                                       PAGE
                                                       ----
Expenses..............................................    2

Description of SC-REMFs and SC-ASIA...................    4

Investment Objectives and Policies....................    4

Investment Strategy...................................    5

Hedging and Other Portfolio Strategies................    6

Risk Factors..........................................    8

Non-Diversified Status; Portfolio Turnover............   11

Management of SC-ASIA.................................   11

Investment Advisory Agreement and Research Services
Agreement.............................................   15


Administrator and Sub-Administrator...................   15

Distribution and Servicing Plan.......................   16

Determination of Net Asset Value......................   16

Purchase of Shares....................................   17

Redemption of Shares..................................   20

Dividends and Distributions...........................   22

Taxation..............................................   22

Organization and Description of Capital Stock.........   23

Custodian and Transfer Agent..........................   24

Reports to Shareholders...............................   24

Performance Information...............................   24

Additional Information................................   25

                                   EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

  Shareholder transaction expenses are direct charges which are incurred when shareholders buy or sell shares of SC-ASIA.

ANNUAL SC-ASIA OPERATING EXPENSES

  The Class R shares of SC-ASIA pay for certain expenses attributable to Class R shares directly out of SC-ASIA's Class R assets. These expenses are related to management of SC-ASIA, administration and other services. For example, SC-ASIA pays an advisory fee and an administrative fee to SC (US) Management. SC-ASIA also has other customary expenses for services such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. These operating expenses are subtracted from SC-ASIA's Class R assets to calculate SC-ASIA's Class R net asset value per share. In this manner, shareholders pay for these expenses indirectly.

  The following table is provided to help shareholders understand the direct expenses of investing in SC-ASIA and the portion of SC-ASIA's operating expenses that they might expect to bear indirectly. The numbers reflected below are based on SC-ASIA's projected expenses for its current fiscal period ending December 31, 1998, assuming that SC-ASIA's average annual net assets for such fiscal year are $50 million. The actual expenses in future years may be more or less than the numbers in the table, depending on a number of factors, including the actual value of SC-ASIA's assets.

                                   FEE TABLE

Shareholder Transaction Expenses:
  Maximum sales charge on purchases and reinvested distributions..............................   None
  Redemption fee (1)..........................................................................   None
Annual SC-ASIA Operating Expenses (after expense waivers and/or reimbursements, as a percentage of average net assets):
  Management fees.............................................................................   1.20%
  12b-1 fees (2)..............................................................................    .25%
  Other expenses..............................................................................    .30%
  Total SC-ASIA operating expenses (3)........................................................   1.75%

                              __________________
(1) SC-ASIA's transfer agent charges a service fee of [$_______] for each wire redemption.
(2) SC-ASIA has adopted a Distribution and Service Plan for SC-ASIA Class R shares pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, pursuant to which SC-ASIA pays Security Capital Markets Group Incorporated a fee for distribution-related services and services related to the maintenance of shareholder accounts at the annual rate of 0.25% of SC-ASIA's Class I average daily net assets. As a result, long-term Class R shareholders of SC-ASIA may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers, Inc. ("NASD").
(3) SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-ASIA's Class R total operating expenses, other than brokerage fees and commissions, taxes, interest and other extraordinary expenses, at no more than [___%] of the value of SC-ASIA's Class R average daily net assets for the year ending December 31, 1998. SC-ASIA estimates that without such waiver and/or reimbursement, actual total fund operating expenses would be [___%] of the value of SC-ASIA's Class R average daily net assets.


EXAMPLES

                                                        ONE     THREE
                                                        YEAR    YEARS
                                                        ----    -----
A shareholder would bear the following expenses
on a $1,000 investment, assuming a five percent
annual return and operating expenses as outlined
in the fee table above...............................
                                                        $_____  $_____

[TO BE FILED BY AMENDMENT]

  The actual expenses in future years may be more or less than the numbers in the example, depending on a number of factors, including the actual value of SC-US's assets.

                            DESCRIPTION OF SC-ASIA

  SC-ASIA is a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs"), an open-end management investment company organized under Maryland law on January 23, 1997. SC-REMFs is comprised of four investment portfolios, SC-ASIA, Security Capital U.S. Real Estate Shares ("SC-US") and Security Capital Real Estate Arbitrage Shares ("SC-ARBITRAGE") and Security Capital European Real Estate Shares ("SC-EURO").

  SC-ASIA issues two classes of shares, one of which, Class R shares, is offered by this prospectus. SC-ASIA also issues Class I shares to investors whose minimum initial investment is $250,000. Class R shares offer different services and incur different expenses than Class I shares, which would affect performance. See "Purchase of Shares" and "Organization and Description of Capital Stock."


                      INVESTMENT OBJECTIVES AND POLICIES

  SC-ASIA's investment objective is to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in equity securities of publicly-traded real estate companies organized principally in countries in the Asia/Pacific region. Long-term, SC-ASIA's objective is to achieve top-quartile results as compared to other mutual funds that invest in publicly-traded real estate companies organized principally in countries in the Asia/Pacific region, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and investment modeling techniques. SC-ASIA's investment objective is "fundamental" and cannot be changed without approval of a majority of its outstanding voting securities. None of SC-ASIA's policies, other than its investment objective and the investment restrictions described below, are fundamental; these non-fundamental policies may be changed by SC-ASIA's Board of Directors without shareholder approval. There can be no assurance that SC-ASIA's investment objective will be achieved.

  Under normal conditions, SC-ASIA will invest at least 80% of its assets in the equity securities of publicly-traded real estate companies located primarily in nations in the Asia/Pacific region, including Hong Kong, Singapore, Japan and Australia. Such equity securities will consist of (1) common stocks, (2) rights or warrants to purchase common stocks, (3) securities convertible into common stocks where the conversion feature represents, in SC (US) Management's view, a significant element of the security's value, and (4) preferred stocks. SC-ASIA will invest only in real estate companies that derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and hotels or that have at least 50% of their assets invested in such real estate. SC-ASIA also may invest in securities issued by real estate companies that are controlled by Security Capital Group Incorporated ("Security Capital") or its affiliates.

  SC-ASIA may, from time to time, invest in debt securities of issuers in the real estate industry. Debt securities purchased by SC-ASIA will be rated no lower than A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poors Corporation ("S&P") or, if not so rated, believed by SC (US) Management to be of comparable quality, and may have an average weighted maturity of up to 30 years.

  When, in the judgment of SC (US) Management, market or general economic conditions justify a temporary defensive position, SC-ASIA will deviate from its investment objective and invest without limit in money market securities, denominated in dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country, such as: short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the government of a foreign country, their agencies or instrumentalities; finance company and corporate commercial paper and other short-term corporate obligations, in each case rated Prime-1 by Moody's, or A or better by S&P or, if unrated, of comparable quality as determined by SC (US) Management; and repurchase agreements with banks and broker-dealers with respect to such securities. For temporary defensive purposes, SC-ASIA also may invest up to 25% of its total assets in obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; provided that SC-ASIA will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its total assets.

  SC-ASIA is subject to certain investment restrictions that are fundamental and, therefore, may not be changed without shareholder approval. Among other things, SC-ASIA will not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. SC (US) Management will monitor the liquidity of such restricted securities under the supervision of SC-ASIA's Board of Directors. If SC-ASIA invests in securities issued by a real estate company that is controlled by Security Capital Group Incorporated or any of its affiliates, such securities will be treated as illiquid securities. SC-ASIA also may not invest directly in real estate. See SC-ASIA's SAI for further discussion of SC-ASIA's fundamental investment restrictions.


                              INVESTMENT STRATEGY

                    REAL ESTATE SECURITIES INDUSTRY OUTLOOK

  SC (US) Management believes that over the long term, the real estate industry in the Asia/Pacific region will experience strong growth driven by high economic growth rates based on strong demographic trends and trade expansion. The large and young population base as well as massive urbanization trends in the emerging Asia/Pacific region will create strong and sustainable demand for housing in major metropolitan areas. Economic growth in the region is expected to lead to strong demand in the commercial real estate sector as well. SC (US) Management expects real estate markets in the Asia/Pacific region to continue to follow the trend of higher levels of real estate securitization into the future. In the more mature markets such as Japan, the real estate market could experience a transformation to a more securitized real estate market similar to the U.S. The combination of all these factors should create significant investment opportunities over the long term.


               A RESEARCH-DRIVEN TOP DOWN AND BOTTOM UP APPROACH

  SC-ASIA seeks to achieve top-quartile returns by investing primarily in Asia/Pacific real estate operating companies which have the potential to deliver above-average growth. SC (US) Management believes that these investment opportunities can only be identified through the integration of top down economic and real estate market research and bottom up operating company cash flow modeling.

  Top Down Economic and Real Estate Market Research. SC (US) Management is uniquely positioned to access meaningful, proprietary economic and real estate research collected at the country market, city sub-market and property-specific level. Non-U.S. country market research and analysis, which is provided to SC
(US) Management by other operating professionals within the Security Capital affiliate company network, assists SC (US) Management in identifying attractive growth in country markets and real estate sectors. This research and analysis is instrumental to SC (US) Management's ability to make investment decisions for SC-ASIA's portfolio and to identify country markets reaching a "marginal turning point." The country market research conducted by SC-ASIA includes a comprehensive evaluation of real estate supply and demand factors such as population and economic trends, customer and industry needs, capital flows and building permit and construction data on a country market and city sub-market basis and by product type. Specifically, primary country market research evaluates normalized cash flow lease economics -- accounting for capital costs -- to determine whether the core economy of a country market is expected to improve, stabilize or decline. Only through disciplined real estate market research does SC (US) Management believe it can identify country markets and/or city sub-markets, and thus, real estate operating companies, with potential for higher than average growth prospects.

  Bottom Up Real Estate Operating Company Cash Flow Modeling. SC (US) Management believes that analyzing the cash flow profile -- the quality and growth potential -- of a real estate company, both historically and prospectively, is another fundamental step toward identifying above-average growth opportunities. SC (US) Management believes that cash flow is helpful in understanding a real estate portfolio in that such calculation reflects cash flow from operations and the real estate's ability to support interest payments and general operating expenses before the impact of certain activities, such as gains or losses from sales of real estate and changes in accounts receivable and accounts payable. The real estate operating valuation models utilized by SC
(US) Management integrate real estate market research with analysis on specific real estate portfolios in order to establish an independent value of the underlying sources of a real estate company's cash flow. Certain models measure and compare the impact of specific factors on cash flow growth expectations.
The data from all valuation models is ultimately integrated and reviewed in order to identify real estate operating companies with significant potential for growth.


                    HEDGING AND OTHER PORTFOLIO STRATEGIES

  SC-ASIA also may from time to time use certain of the investment techniques described below to achieve its objectives. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by SC-ASIA in some of the markets in which SC-ASIA will invest and SC-ASIA does not expect to use them extensively.

Repurchase Agreements. When SC-ASIA acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase amount which reflects an agreed-upon rate of return, and is not tied to the coupon rate on the underlying security.

Borrowing. SC-ASIA may borrow up to 33-1/3% of the value of its assets to increase its holdings of portfolio securities. Under the Investment Company Act of 1940, as amended ("1940 Act"), SC-ASIA is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of SC-ASIA's portfolio are disadvantageous from an investment standpoint.

Loans of Portfolio Securities. SC-ASIA may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. SC-ASIA may terminate the loans at any time and obtain the return of the securities loaned within five business days. SC-ASIA will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities.

Options on Securities and Stock Indices. In order to increase its return or to hedge all or a portion of its portfolio investments, SC-ASIA may write (i.e., sell) covered put and call options and purchase put and call options on securities or stock indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that gives the purchaser the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a stock index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. SC-ASIA may write a call or put option only if the option is "covered." This means that so long as SC-ASIA is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if SC-ASIA maintains liquid assets with a value equal to the exercise price in a segregated account or holds a put on the same underlying security at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of SC-ASIA. SC-ASIA will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

Forward Foreign Currency Contracts. SC-ASIA may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to SC-ASIA from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specified currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. SC-ASIA will enter into forward contracts only under two circumstances. First, when SC-ASIA enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when SC (US) Management believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, SC-ASIA may enter into a forward contract to sell or buy the amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of SC-ASIA's portfolio securities denominated in such foreign currency. The second investment practice is in general referred to as "cross-hedging." SC-ASIA's forward transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are denominated.

Futures Contracts. For hedging purposes only, SC-ASIA may buy and sell financial futures contracts, stock and bond index futures contracts, and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

  When SC-ASIA enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when SC-ASIA enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "Investment Objectives and Policies--Futures Contracts" in the SAI.

  SC-ASIA may not commit more than 5% of its total assets to initial margin deposits on futures contracts. The value of the underlying securities on which futures will be written at any one time may not exceed 25% of the total assets of SC-ASIA.

Depositary Receipts. SC-ASIA may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Short Sales. To the extent permitted by other countries, SC-ASIA reserves the right to engage in short sale transactions in securities listed on one or more foreign or U.S. securities exchanges. Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-ASIA incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-ASIA purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-ASIA is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. SC-ASIA may also engage in short sales against the box, which involves selling a security SC-ASIA holds in its portfolio for delivery at a specified date in the future. SC-ASIA will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-ASIA's net assets (taken at market value). See SC-ASIA's SAI for further discussion of short sales and short sales against the box.


                                 RISK FACTORS

  Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in SC-ASIA, nor can there be an assurance that SC-ASIA's investment objectives will be attained. As with any investment in securities, the value of, and income from, an investment in SC-ASIA can decrease as well as increase depending on a variety of factors which may affect the values and income generated by SC-ASIA's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a shareholder may anticipate that the value of the shares of SC-ASIA will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which SC-ASIA is invested may also be reflected in declines in the price of shares of SC-ASIA. Changes in currency valuations will also affect the price of shares of SC-ASIA. History reflects both decreases and increases in worldwide stock markets and currency valuations, and these may reoccur unpredictably in the future. The value of debt securities held by SC-ASIA generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by SC (US) Management will not always be profitable or prove to have been correct. SC-ASIA is intended as an investment vehicle for those investors seeking long term capital growth and is not intended as a complete investment program.

Investment in Real Estate Securities. SC-ASIA will not invest in real estate directly, but only in securities issued by real estate companies. However, SC-ASIA may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in real estate taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

  Additionally, SC-ASIA could conceivably own real estate directly as a result of a default on debt securities that it owns. If SC-ASIA has rental income or income from the disposition of such real estate, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See "Taxation."

Foreign Securities. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies
in the U.S.   Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. SC-ASIA may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, most foreign countries withhold portions of income and dividends at the source requiring investors to reclaim taxes withheld.

  Brokerage commissions, custodial services and other costs relating to investment in European countries are generally more expensive than in the U.S. European securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of SC-ASIA are uninvested and no return is earned thereon. The inability of SC-ASIA to make intended security purchases due to settlement problems could cause SC-ASIA to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to SC-ASIA due to subsequent declines in value of the portfolio security or, if SC-ASIA has entered into a contract to sell the security, could result in possible liability to the purchaser.

  In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and
listed companies than in the U.S.   There is an increased risk, therefore, of
uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which SC-ASIA may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

  Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

  Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. SC-ASIA could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

  Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

  SC-ASIA usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when SC-ASIA converts assets from one currency to another.

Repurchase Agreements. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, SC-ASIA may experience delay or difficulty in exercising its rights under the security and may incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

Borrowing. SC-ASIA may borrow to the extent permitted above. Borrowing may exaggerate the effect on SC-ASIA's net asset value of any increase or decrease in the value of SC-ASIA's portfolio securities. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Futures and Options. Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any future or options contract may not be available when a futures position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency in SC-ASIA's portfolio. Successful use of futures or options contracts is further dependent on SC (US) Management's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations.

Depositary Receipts. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed above. For purposes of SC-ASIA's investment policies, SC-ASIA's investment in Depositary Receipts will be deemed to be investments in the underlying securities.

Other Risks. There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described in the SAI.


                  NON-DIVERSIFIED STATUS & PORTFOLIO TURNOVER

  SC-ASIA intends to operate as a "non-diversified" investment company under the 1940 Act, which means SC-ASIA is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, SC-ASIA intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which generally will relieve SC-ASIA of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Taxation." To qualify as a regulated investment company, among other requirements, SC-ASIA will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of SC-ASIA's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and SC-ASIA will not own more than 10% of the outstanding voting securities of a single issuer. SC-ASIA's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because SC-ASIA, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in SC-ASIA may present greater risk to an investor than an investment in a diversified company.

  SC-ASIA anticipates that its annual portfolio turnover rate will not exceed 150%, but the turnover rate will not be a limiting factor when SC (US) Management deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 150% occurs, for example, when all of the securities held by SC-ASIA are replaced one and one-half times in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by SC-ASIA. High portfolio turnover may result in the realization of net short-term capital gains by SC-ASIA which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."


                  DIRECTORS AND OFFICERS AND OTHER PERSONNEL

  The overall management of the business and affairs of SC-ASIA is vested with the Board of Directors of SC-REMFs. The Board of Directors approves all significant agreements between SC-REMFs and persons or companies furnishing services to SC-ASIA, including SC-REMFs's agreements with SC (US) Management, its custodian and transfer agent. The management of SC-ASIA's day-to-day operations is delegated to the officers of SC-REMFs, who include the Managing Directors, and SC (US) Management, subject always to the investment objectives and policies of SC-ASIA and to general supervision by the Board of Directors. Although SC-REMFs is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-REMFs's Articles of Incorporation. The Directors and officers of SC-REMFs and certain key members of SC-ASIA's Portfolio Management Committee, and their principal occupations are set forth below.


  Stephen F. Kasbeer     Director of SC-REMFs. Retired; Senior Vice President
                         for Administration and Treasurer of Loyola University,
                         Chicago from 1981 to July 1994, where he was responsible for administration, investment, real estate and treasurer functions, served as Chief
                         Investment Officer, was Chairman of the Operations
                         Committee, was a member of the Investment and Finance
                         Committees of the Board of Trustees and was President and a Director of the Loyola Management Company. Mr.
                         Kasbeer received his J.D. from John Marshall Law School and his M.A. and B.S. from Northwestern University.

  Anthony R. Manno Jr.   Chairman of the Board of Directors, Managing Director
                         and President of SC-REMFs. Managing Director of SC (US)
                         Management since March 1997, where he is responsible for overseeing all investment and capital allocation matters for SC (US) Management's public market securities activities and is also responsible for company and industry analysis, market strategy and trading and reporting; from January 1995 to March 1997, he was Managing Director of SC (US) Management, where he performed the same functions. Mr. Manno was a member of the Investment Committee of Security Capital Group
                         Incorporated from March 1994 to June 1996. Prior to joining Security Capital, Mr. Manno was a Managing
                         Director of LaSalle Partners Limited from March 1980 to
                         March 1994. Mr. Manno received his M.B.A. from the
                         University of Chicago Graduate School of Business, an
                         M.A. and a B.A. from Northwestern University and is a Certified Public Accountant.

  George F. Keane        Director of SC-REMFs. Chairman of the Board of Trigen
                         Energy Corporation since 1994. As founding chief executive of The Common Fund in 1971 and Endowment
                         Realty Investors in 1988, Mr. Keane for many years headed an investment management service for colleges, universities and independent schools that managed $15 billion for 1,200 educational institutions when he became President Emeritus of the Common Fund in 1993.
                         He has served as a member of the Investment Advisory
                         Committee of the $75 billion New York State Common
                         Retirement Fund since 1982. He has been a Director of the RCB Trust Company since 1991, a Trustee of the Nicholas Applegate Investment Trust since 1993, and a
                         Director of the Bramwell Funds since 1994. He is also a Director of Universal Stainless & Alloy Products,
                         Global Pharmaceutical Corporation, United Water
                         Resources and United Properties Group, Gulf Resources
                         Corporation, and the Universal Bond Fund, and is an advisor to Associated Energy Managers. Mr. Keane also serves as a Trustee of his alma mater, Fairfield
                         University where he received his B.A., and as a Director and Chairman of the Investment Committee of the United Negro College Fund. Mr. Keane holds honorary degrees from Loyola University, Chicago, Illinois and
                         Lawrence University, Appleton, Wisconsin.

  Robert H. Abrams       Director of SC-REMFs. Founder of Colliers ABR, Inc.
                         (formerly Abrams Benisch Riker Inc.), a property management firm. Mr. Abrams was Principal of Colliers
                         ABR, Inc. from 1978 to 1992 and since 1992, has served as a Consultant. From 1959 to 1978 Mr. Abrams was
                         Executive Vice President and Director of Cross and
                         Brown Company. Mr. Abrams also serves as a Director of Greater New York Mutual Insurance Company and Trustee
                         Emeritus and Presidential Counselor of
                         his alma mater, Cornell University. Mr. Abrams received his M.B.A. from Harvard University and his B.A. from Cornell University.

  John H. Gardner, Jr.   Director of SC-REMFs. Managing Director of Security
                         Capital (US) Management since July, 1997. Prior thereto, Director of Security Capital Pacific Trust
                         ("PTR") and the PTR REIT Manager from February 1995 to
                         June 1997 and Senior Vice President of Security Capital
                         Atlantic Incorporated ("ATLANTIC"), PTR and the PTR
                         REIT Manager from September 1994 to June 1997 where he had overall responsibility for asset management and multifamily dispositions. Prior to joining Security
                         Capital, Mr. Gardner was with Copley Real Estate
                         Advisors as a Managing Director and Principal responsible for portfolio management from January 1991 to September 1994 and as a Vice President and Principal of asset management from December 1984 to December
                         1990. From July 1977 to November 1984, Mr. Gardner was a Real Estate Manager with the John Hancock Companies.
                         Mr. Gardner received his M.S. in Computer Information
                         Systems from Bentley College and his B.S. in Accounting from Stonehill College.

  Jeffrey C. Nellessen   Vice President, Secretary and Treasurer of SC-REMFs.
                         Vice President and Controller of SC (US) Management since March 1997. Prior thereto, from June 1988 to
                         March 1997, he was Controller, Manager of Client
                         Administration and Compliance Officer at Strong Capital
                         Management, Inc. Mr. Nellessen is a Certified Public
                         Accountant, Certified Management Accountant and a
                         Certified Financial Planner. He received his B.B.A.
                         from the University of Wisconsin, Madison.

  Kenneth D. Statz       Managing Director of SC-REMFs. Managing Director of SC
                         (US) Management since November 1997 where he is responsible for the development and implementation of portfolio investment strategy. Prior thereto, Senior
                         Vice President and Senior REIT Analyst from July 1996 to October 1997 and Vice President from May 1995 to
                         June 1996. Prior to joining Security Capital, Mr. Statz was a Vice President in the investment research department of Goldman, Sachs & Co., from February 1993 to January 1995, concentrating on research and underwriting for the REIT industry. Prior thereto, Mr.
                         Statz was a real estate stock portfolio manager and a managing director of Chancellor Capital Management from August 1982 to February 1992. Mr. Statz received his
                         M.B.A. and B.B.A. from the University of Wisconsin, Madison.

  Kevin W. Bedell        Senior Vice President of SC-REMFs. Senior Vice
                         President of SC (US) Management since November 1997 and
                         Vice President since July 1996, where he is responsible for directing the activities of the industry/company securities research group and providing in-depth proprietary research on publicly traded companies with office and industrial sectors. Prior to joining SC (US)
                         Management, Mr. Bedell spent nine years with LaSalle
                         Partners Limited where he was Equity Vice President and
                         Portfolio Manager responsible for the strategic, operational and financial management of a private REIT with commercial real estate investments of $600-800 million.
                         Mr. Bedell received his M.B.A. from the University of Chicago and his B.A. from Kenyon College.

  Michelle H. Lord       Member, SC-ASIA Portfolio Management Committee; Vice
                         President of SC (US) Management, where she conducts real estate securities analysis in the Asia/Pacific region for the firm. Previously, Ms. Lord was with Security Capital Industrial Trust where she was responsible for research on special investment opportunities. Previously, Ms. Lord was in the Management Development Program with Security Capital
                         Group Incorporated, working in six-month rotational assignments with Managing Directors of the firm. Prior to joining Security Capital, Ms. Lord was with Societe
                         Generale Securities, (North Pacific) in Tokyo where she was a member of the Japanese Government Bond futures and options brokerage desk. Previously, Ms. Lord was a currency trader with Asahi Bank in Tokyo. Ms. Lord received her M.B.A. from the University of Chicago
                         Graduate School of Business and her B.A. from Smith
                         College.

Michael C. Montelibano   Member, SC-ASIA Portfolio Management Committee; Vice
                         President of SC (US) Management, where he conducts real estate securities analysis in the Asia/Pacific region for the firm. Mr. Montelibano was in the Management
                         Development Program with Security Capital Group
                         Incorporated, where he worked in six-month rotational assignments with Managing Directors of the firm. Prior to joining Security Capital, Mr. Montelibano was a consultant for Ayala Land, Incorporated in the Philippines where he conducted financial analyses of office and residential development projects, and for Bank of America in Malaysia where he conducted market research studies on retail banking. Previously, Mr.
                         Montelibano was a senior consultant with Andersen
                         Consulting where he focused on the telecommunications and financial sectors. Mr. Montelibano received his M.B.A. from the University of California, Berkeley and his B.S. in Mechanical Engineering from the University of California, San Diego.

SC (US) MANAGEMENT

  Security Capital (US) Management Group Incorporated ("SC (US) Management"), with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, has been retained to provide investment advice, and, in general, to conduct the management and investment program of SC-ASIA under the overall supervision and control of the Directors of SC-ASIA.

  SC (US) Management was formed in March 1994, and is registered as an investment adviser with the SEC. SC (US) Management's principal officers include Anthony R. Manno, Jr., Managing Director and President, John H. Gardner, Jr., Managing Director, Kenneth D. Statz, Managing Director and Kevin W. Bedell, Senior Vice President. SC (US) Management is a wholly-owned subsidiary of Security Capital Group Incorporated, a real estate research, investment and management company.

  The SC-ASIA Portfolio Management Committee, which is comprised of certain officers of SC-REMFs and SC (US) Management analysts, is primarily responsible for the construction of SC-ASIA's portfolio.

                         INVESTMENT ADVISORY AGREEMENT

  Pursuant to an investment advisory agreement (the "Advisory Agreement"), SC
(US) Management furnishes a continuous investment program for SC-ASIA's portfolio, subject to the general supervision of SC-REMFs's Board of Directors. SC (US) Management also provides persons satisfactory to the Directors of SC-REMFs to serve as officers of SC-REMFs. Such officers, as well as certain other employees and Directors of SC-REMFs, may be directors, officers, or employees of SC (US) Management.

  Under the Advisory Agreement, SC-ASIA Class R shares pay SC (US) Management a monthly management fee in an amount equal to 1.20% of the average daily net assets of SC-ASIA Class R shares (approximately 1.20% on an annual basis).
Under a separate agreement SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-ASIA's Class R total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses, at no more than [___%] of the value of SC-ASIA's average daily net assets for the year ending December 31, 1998.

  In addition to the payments to SC (US) Management under the Advisory Agreement described above, SC-ASIA Class R shares pay certain other costs of operations including (a) administration, custodian and transfer agency fees, (b) fees of Directors who are not affiliated with SC (US) Management, (c) clerical, accounting and other office costs, (d) costs of printing SC-ASIA's prospectus for existing shareholders and shareholder reports, (e) costs of maintaining SC-REMFs's existence, (f) interest charges, taxes, brokerage fees and commissions,
(g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, and (i) upon the approval of SC-REMFs's Board of Directors, costs of personnel of SC
(US) Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-ASIA shares pays the portion of SC-ASIA expenses attributable to its operations. Income, realized gains and losses, unrealized appreciation and depreciation and certain expenses not allocated to a particular class are allocated to each class based on the net assets of that class in relation to the net assets of SC-REMFs.


                      ADMINISTRATOR AND SUB-ADMINISTRATOR

  SC (US) Management has also entered into a fund accounting and administration agreement with SC-REMFs (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-ASIA, including (i) providing office space, telephone, office equipment and supplies for SC-REMFs;
(ii) paying compensation of SC-REMFs's officers for services rendered as such;
(iii) authorizing expenditures and approving bills for payment on behalf of SC-ASIA; (iv) supervising preparation of the periodic updating of SC-ASIA's Prospectus and SAI for existing shareholders; (v) supervising preparation of quarterly reports to SC-ASIA's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of SC-ASIA's investment portfolio and the publication of the net asset value of SC-ASIA's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-ASIA, including the custodian ("Custodian"), transfer agent ("Transfer Agent") and printers; (viii) providing trading desk facilities for SC-ASIA; (ix) maintaining books and records for SC-ASIA (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-ASIA's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

  In accordance with the terms of the Administration Agreement and with the approval of SC-REMFs's Board of Directors, SC (US) Management has caused SC-REMFs to retain [_______] (the "Sub-Administrator") as sub-administrator under a service agreement ("Sub-Administration Agreement").

  Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-ASIA's net asset value and preparing such figures for publication, maintaining certain of SC-ASIA's books and records that are not maintained by SC (US) Management, or the Custodian, preparing financial information for SC-ASIA's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-REMFs pays the Sub-Administrator a monthly administration fee at the annual rate of [______%]. The Sub-Administrator also serves as SC-ASIA's Custodian and Transfer Agent. See "Custodian and Transfer and Dividend Disbursing Agent."

  Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-ASIA under the Sub-Administration Agreement, subject to the overall authority of SC-REMFs's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from SC-REMFs at the annual rate of 0.2% of the value of the average daily net assets of the Fund.


                        DISTRIBUTION AND SERVICING PLAN

  The Board of Directors of SC-REMFs have adopted a Distribution and Servicing Plan ("Plan") with respect to SC-ASIA's Class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, SC-ASIA pays to Security Capital Markets Group Incorporated, in its capacity as principal distributor of SC-ASIA's shares (the "Distributor"), a monthly fee equal to, on an annual basis, .25% of the value of SC-ASIA's average daily net assets for Class R shares.

  The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of Class R shares and for providing certain services to Class R shareholders. The Distributor may pay third parties in respect of these services such amount as it may determine. SC-ASIA understands that these third parties may also charge fees to their clients who are beneficial owners of SC-ASIA Class R shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

  The Distributor, with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, is an affiliate of SC (US) Management. See "Distribution Plan" in the Statement of Additional Information for a listing of the types of expenses for which the Distributor and third parties may be compensated under the Plan. If the fee received by the Distributor exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan is reviewed and is subject to approval annually by the Board of Directors.


                       DETERMINATION OF NET ASSET VALUE

  The net asset value per share of SC-ASIA's Class R shares is determined as of the scheduled closing time of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., New York time) each day the NYSE is open for trading, by adding the market value of all securities in SC-ASIA's portfolio and other assets represented by Class R shares, subtracting liabilities incurred or accrued allocable to Class R shares, and dividing by the total number of SC-ASIA's
Class R shares then outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or quoted on a quotation system of a national securities association is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time), if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of SC-ASIA's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Directors. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Foreign securities that are not traded on an exchange, securities for which market quotations are not readily available and other assets are valued at fair value as determined by SC-ASIA's management and approved in good faith by the Board of Directors.


                              PURCHASE OF SHARES

  SC-ASIA Class R shares may be purchased through Firstar Trust Company, SC-ASIA's Transfer Agent, or any dealer that has entered into a sales agreement with the Distributor.

  Orders for shares of SC-ASIA will become effective at the net asset value per share next determined after the receipt of payment. All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase transaction will be sent to you promptly following each transaction.
If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. Investors must specify that Class R shares are being purchased.

  If you choose a securities dealer that has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place an order for the purchase of SC-ASIA shares. Such dealer may charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

  By investing in SC-ASIA, you appoint the Transfer Agent as your agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. All fractional shares will be held in book entry form. PLEASE NOTE THAT IS MORE COMPLICATED TO REDEEM SHARES HELD IN CERTIFICATE FORM.

INITIAL INVESTMENT

  The minimum initial investment is $2,500. For individual retirement account and employee benefit plans qualified under Section 401, 403(b)(7) or 457 of the Code as well as UGMA or UTMA accounts the minimum initial investment is $1,000. For investors using the Automatic Investment Plan (described below) the minimum initial investment is $250. These minimums can be changed or waived by SC-ASIA at any time. Shareholders will be given at least 30 days notice of any increase in the minimum dollar amount of subsequent investments.

  Class R shares may be purchased by check or money order drawn on a U.S. bank, savings and loan, or credit union by wire transfer. The enclosed application must be completed and accompanied by payment in

U.S. funds to open an account. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. Note that all applications to purchase shares are subject to acceptance by SC-ASIA and are not binding until so accepted. SC-ASIA reserves the right to decline to accept a purchase order application in whole or in part.

MAIL

  The following instructions should be used when mailing a check or money order payable to "Security Capital Real Estate Mutual Funds Incorporated, payable to "Security Capital Asia/Pacific Real Estate Shares," via U.S. mail to the Distributor, a securities dealer or the Transfer Agent:

          VIA U.S. MAIL                      VIA OVERNIGHT MAIL
          Firstar Trust Company              Firstar Trust Company
          Mutual Fund Services               Mutual Fund Services
          P.O. Box 701                       3rd Floor
          Milwaukee, Wisconsin 53201-0701    615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

  SC-REMFs does not consider the U.S. Postal Service or other independent delivery service to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box of purchase applications does not constitute receipt by the Transfer Agent or SC-REMFs. Do not mail letters by overnight courier to the post office box.

  Please note that if your check does not clear, a service charge of $20 will be charged and you will be responsible for any losses suffered by SC-ASIA as a result.

WIRE PURCHASES

  Class R shares may be purchased by wire only through the Transfer Agent. The following instructions should be used when wiring funds to the Transfer Agent for the purchase of shares:

Wire to:         Firstar Bank
                 ABA Number 075000022

Credit:          Firstar Trust Company
                 Account 112-952-137

Further Credit:  Security Capital Asia/Pacific Real Estate Shares
                 (shareholder account number)
                 (shareholder name/account registration)

  Please call 1-800-699-4594 prior to wiring any funds in order to obtain a
confirmation number and to ensure prompt and accurate handling of funds.   SC-
ASIA AND ITS TRANSFER AGENT ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM OR FROM INCOMPLETE WIRING INSTRUCTIONS.

AUTOMATIC INVESTMENT PLAN

  The Automatic Investment Plan allows regular, systematic investments in SC-ASIA Class R shares from a bank checking or NOW account. SC-ASIA will reduce the minimum initial investment to $250 if a shareholder elects to use the Automatic Investment Plan. To establish the Automatic Investment Plan, an investor should complete the appropriate section in SC-ASIA's application and an existing SC-ASIA shareholder should call 1-888-SECURITY (toll free) for an automatic investment plan form. The Automatic Investment Plan can be set up with any financial institution that is a member of the ACH. Under certain circumstances (such as discontinuation of the Automatic Investment Plan before the minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than $500), SC-ASIA reserves the right to close such account. Prior to closing any account for failure to reach the minimum initial investment, SC-ASIA will give a shareholder written notice and 60 days in which to reinstate the Automatic Investment Plan or otherwise reach the minimum initial investment. A shareholder should consider his or her financial ability to continue in the Automatic Investment Plan until the minimum initial investment amount is met because SC-ASIA has the right to close such account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

  Under the Automatic Investment Plan, a shareholder may choose to make investments on the day of his or her choosing (or the next business day thereafter) in amounts of $250 or more. There is no service fee for participating in the Automatic Investment Plan. However, a service fee of $20.00 will be deducted from a shareholder's SC-ASIA account for any Automatic Investment Plan purchase that does not clear due to insufficient funds or, if prior to notifying SC-ASIA in writing or by telephone to terminate the plan, a shareholder closes his or her bank account or in any manner prevent withdrawal of funds from the designated bank checking or NOW account.

  The Automatic Investment Plan is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, a shareholder will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, a shareholder should consider his or her financial ability to continue the program through periods of low share price levels.

SUBSEQUENT INVESTMENTS

  Additional investments of at least $500 may be made by mail, wire or by telephone. When making an additional purchase by mail, a check payable to "Security Capital U.S. Real Estate Shares" along with the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed. To make an additional purchase by wire, a shareholder may call 1-800-699-4594 (toll free) for complete wiring instructions.

  You may purchase additional shares by moving money from your bank account to your SC-ASIA account by telephone. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. In order for shares to be purchased at the net asset value determined as of the close of regular trading on a give date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System, before the close of regular trading on such date. Most transfers are completed within three business days. TELEPHONE TRANSACTIONS MAY NOT BE USED FOR INITIAL PURCHASES OF CLASS R SHARES.

EXCHANGE FEATURE

  Class R shares of SC-ASIA may be exchanged for Class R shares of SC-US, SC-ARBITRAGE and SC-EURO. Exchanges of Class R shares will be made at their relative net asset values. Shares may be exchanged only if the amount being exchanged satisfies the minimum investment required. However, you may not exchange your investment in shares of SC-ASIA, SC-US, SC-EURO or SC-ARBITRAGE more than four times in any twelve-month period (including the initial exchange of your investment during that period).

CLASS I SHARES

  SC-ASIA also issues Class I shares which offer different services and incur different expenses which would affect performance. Investors may call the Distributor at 1-800-699-4594 (toll free) to obtain additional information.


                             REDEMPTION OF SHARES

  You may request redemption of part or all of your Class R shares at any time by telephone or by mail. The redemption of shares will be at the next determined net asset value. See "Determination of Net Asset Value." SC-ASIA normally will mail the redemption proceeds to you on the next business day and, in any event, no later than seven business days after the receipt of a redemption request in good order. However, when a purchase has been made by check, SC-ASIA may hold payment on redemption proceeds until it reasonably satisfied that the check has cleared, which may take up to twelve days.

  Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by SC-ASIA of the Broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions. See "Determination of Net Asset Value."

  Redemption requests must be signed exactly as the shares are registered including the signature of each joint owner. You must also specify the number of shares or dollar amount to be redeemed. If the Class R shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Firstar Trust Company together with a redemption request. The following instructions should be used for the redemption of shares by mail, by wire and by telephone:

MAIL AND WIRE

  For most redemption requests you need only furnish a written, unconditional request to redeem your Class R shares (for a fixed dollar amount) at net asset value to Security Capital Asia/Pacific Real Estate Shares:

           VIA U.S. MAIL                     VIA OVERNIGHT MAIL
           Firstar Trust Company             Firstar Trust Company
           Mutual Fund Services              Mutual Fund Services
           P.O. Box 701                      3rd Floor
           Milwaukee, Wisconsin 53201-0701   615 East Michigan Street
                                             Milwaukee, Wisconsin 53202

  Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges as $12.00 service fee for wire redemptions.

  Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. SC-REMFs does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or by SC-ASIA. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

TELEPHONE

  You may redeem shares by telephone by calling the Transfer Agent at 1-800-699-4594. In order to utilize this procedure, you must have previously elected this option in writing, which election will be reflected in the Transfer Agent's records and the redemption proceeds will be mailed directly to you or transferred to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the Transfer Agent. See "Signature Guarantees" below. To change that address, you may call or submit a written request to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. SC-ASIA reserves the right to limit the number of telephone redemptions by a shareholder. Once made, telephone redemption requests may not be modified or canceled.

  The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, SC-ASIA will not be liable for any loss, cost or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption. SC-ASIA reserves the right to refuse a telephone redemption request if so advised.

SIGNATURE GUARANTEES

  Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record;
(iii) any redemption request if a change of address request has been received by SC-ASIA or Transfer Agent within the last 15 days and (iv) any redemption request involving $100,000 or more. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

OTHER REDEMPTION INFORMATION

  Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the redemption check for such proceeds has cleared.

  SC-ASIA may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, or (ii) an emergency, as defined by rules adopted by the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of SC-ASIA not reasonably practicable.

  The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

  A shareholder's account may be terminated by SC-ASIA in not less than 30 days' notice if, at the time of any redemption of Class R shares in his or her account, the value of the remaining shares in the account falls below $2,500 ($1,000 in the case of individual retirement accounts and employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Code). Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven business days of the redemption. However, if a shareholder is affected by the exercise of this right, he or she will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

                          DIVIDENDS AND DISTRIBUTIONS

  Dividends from SC-ASIA's investment income will be declared and distributed quarterly. SC-ASIA intends to distribute net realized capital gains, if any, at least annually although SC-ASIA's Board of Directors may in the future determine to retain net realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of SC-ASIA's distribution policies for SC-ASIA and its shareholders, see "Taxation."

  Distributions will automatically be paid in full and fractional shares of SC-ASIA based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.


                                   TAXATION

  The following discussion is intended for general information only. Shareholders should consult with their own tax advisers as to the tax consequences of an investment in SC-ASIA, including the status of distributions under applicable state or local law.

FEDERAL INCOME TAXES

  SC-ASIA intends to qualify to be taxed as a "regulated investment company" under the Code. To the extent that SC-ASIA distributes its taxable income and net capital gains to its shareholders, qualification as a regulated investment company relieves SC-ASIA of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by SC-ASIA. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in SC-ASIA at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of SC-ASIA is financed with indebtedness.

  The excess of net long-term capital gains over the net short-term capital losses realized and distributed by SC-ASIA to its shareholders as capital gains distributions is taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his or her stock. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above.

  Under the current federal tax law, the amount of an income dividend or capital gains distribution declared by SC-ASIA during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

  Any dividend or distribution received by a shareholder on shares of SC-ASIA will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

  A dividend or capital gains distribution with respect to shares of SC-ASIA held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan, except to the extent the shares are debt-financed within the meaning of Section 514 of the Code. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

  SC-ASIA will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to SC-ASIA, or the Secretary of the Treasury notifies SC-ASIA that the shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

  Further information relating to tax consequences is contained in the SAI.

STATE AND LOCAL TAXES

  SC-ASIA distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in SC-ASIA.


                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

  Security Capital Real Estate Mutual Funds Incorporated, formerly Security Capital Employee REIT Fund Incorporated, was incorporated under Maryland law as SCERF Incorporated ("SCERF"), a wholly-owned subsidiary of Security Capital Group Incorporated, on December 20, 1996. On January 23, 1997, all the assets and liabilities of SCERF were transferred to Security Capital Employee REIT Fund Incorporated in a reorganization transaction. On December 16, 1997, its name was changed to Security Capital U.S. Real Estate Shares. On [___________, 1998], its name was changed to Security Capital Real Estate Mutual Funds Incorporated.

  SC-REMFs is authorized to issue 200,000,000 shares of stock, $.01 par value per share. SC-REMFs's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-REMFs's stock and reclassify and issue any unissued shares of SC-REMFs. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval. The Board of Directors of SC-REMFs has authorized the creation of four investment portfolios; SC-US, SC-ARBITRAGE, SC-ASIA and SC-EURO, each with two classes of shares:
Class I shares and Class R shares. Class I shares offer different services to shareholders and incur different expenses than Class R shares. Each class pays its proportionate share of SC-REMFs's expenses.

  All classes of each series of SC-REMFs's shares have equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any class of any series of SC- REMFs's shares. All SC-REMFs shares, when duly issued, are fully paid and nonassessable. The rights of the holders of SC-ASIA's Class R shares may not be modified except by the vote of a majority of the holders of all SC-ASIA's Class R shares outstanding. SC-ASIA's Class R shareholders have exclusive voting rights with respect to matters relating solely to SC-ASIA's Class R shares. SC-ASIA's Class R shareholders vote separately from SC-ASIA's Class I shareholders and SC-ARBITRAGE's and SC-EURO's Class I and Class R shareholders on matters in which the interests of SC-ASIA's Class R shareholders differ from the interests of SC-ASIA's Class I shareholders and SC-EURO's, SC-ARBITRAGE and SC-US's Class I and Class R shareholders.

  SC-REMFs is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-REMFs entitled to vote at the meeting. SC-REMFs will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

  As of March 31, 1998, SCREALTY Incorporated owned 98.54% of the issued and outstanding Class I shares of SC-US, and 98.56% of the total issued and outstanding shares of SC-US, which means that SCREALTY Incorporated controls SC-REMFs for purposes of the 1940 Act. The effect of SCREALTY Incorporated's ownership of a controlling interest in SC-US and, therefore, SC-REMFs, is to dilute the voting power of other SC-US and SC-REMFs shareholders.


                         CUSTODIAN AND TRANSFER AGENT

  [________________], which has its principal business address at [________________], has been retained to act as Custodian of SC-ASIA's investments. [________________], which has its principal business address at [________________], has been retained to serve as SC-ASIA's Transfer Agent. Neither [________________] nor [________________] have any part in deciding SC-
ASIA's investment policies or which securities are to be purchased or sold for SC-ASIA's portfolio.


                            REPORTS TO SHAREHOLDERS

  The fiscal year of SC-ASIA ends on December 31 of each year. SC-ASIA will send to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by SC-ASIA's independent accountants, will be sent to shareholders each year. Please call 1-888-SECURITY (toll free) for a copy of the most recent semi-annual report.


                            PERFORMANCE INFORMATION

  From time to time, SC-ASIA may advertise its "average annual total return" of the Class R shares over various periods of time. This total return figure shows the average percentage change in value of an investment in SC-ASIA Class R shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of SC-ASIA's Class R shares and assumes that any income, dividends and/or capital gains distributions made by SC-ASIA during the period are reinvested in Class R shares of SC-ASIA. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of SC-ASIA's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that SC-ASIA's Class R annual total return for any one year in the period might have been greater or less than the average for the entire period. SC-ASIA also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in SC-ASIA's Class R shares for the specific period (again reflecting changes in SC-ASIA's Class R share price and assuming reinvestment of Class R dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

  It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The SAI further describes the methods used to determine SC-ASIA's performance.


                                YEAR 2000 RISKS

  Like investment companies, financial and business organizations around the world, SC-REMFs could be adversely affected if the computer systems used by the SC-REMFs, other service providers and entities with computer systems that are linked to the SC-REMFs's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." SC-REMFs is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of SC-REMFs major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on SC-REMFs and SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA.


                            ADDITIONAL INFORMATION

  Any shareholder inquiries may be directed to SC-REMFs at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the SAI which is incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by SC-REMFs with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or may be obtained from the SEC's worldwide web site at http://www.sec.gov.

                                     LOGO

                            11 SOUTH LASALLE STREET
                            CHICAGO, ILLINOIS 60603

                      STATEMENT OF ADDITIONAL INFORMATION

            SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED
                   SECURITY CAPITAL U.S. REAL ESTATE SHARES
                 SECURITY CAPITAL REAL ESTATE ARBITRAGE SHARES
                 SECURITY CAPITAL EUROPEAN REAL ESTATE SHARES
               SECURITY CAPITAL ASIA/PACIFIC REAL ESTATE SHARES

                                                      [__________________, 1998]

     Security Capital Real Estate Mutual Funds Incorporated ("SC-REMFs") is an open-end management investment company organized under Maryland law with four investment portfolios ("Funds"): Security Capital U.S. Real Estate Shares ("SC-US"), Security Capital Real Estate Arbitrage Shares ("SC-ARBITRAGE"), Security Capital European Real Estate Shares ("SC-EURO") and Security Capital Asia/Pacific Real Estate Shares ("SC-ASIA"). Security Capital (US) Management Group Incorporated ("SC (US) Management") serves as both investment adviser and administrator to the Funds.

     This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus
of SC-US, SC-ARBITRAGE, SC-EURO, and/or SC-ASIA dated [       , 1998] (each, a
                                                      ---------
"Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in a Prospectus and should be read in conjunction with the applicable Prospectus, additional copies of which may be obtained without charge by writing or calling SC-US's Sub-Administrator at:
Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701; telephone number 1-800-699-4594 (toll free).

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                               Table of Contents

                                                                     Page
                                                                     ----
             Investment Objective and Policies.......................   2
             Investment Restrictions.................................  15
             Management of SC-REMFs..................................  18
             Distribution and Servicing Plans........................  28
             Determination of Net Asset Value........................  29
             Redemption of Shares....................................  29
             Portfolio Transactions and Brokerage....................  29
             Taxation................................................  30
             Organization and Description of Capital Stock...........  35
             Distributor.............................................  37
             Custodian and Transfer and Dividend Disbursing Agent....  37
             Performance Information.................................  37
             Counsel and Independent Accountants.....................  39
             Financial Statements....................................  39

                       INVESTMENT OBJECTIVE AND POLICIES

  The following discussion of the investment objectives and policies of the Funds supplements, and should be read in conjunction with, the information regarding each Fund's investment objectives and policies set forth in the Fund's Prospectus. This discussion includes supplemental information regarding investments and investment strategies that SC-EURO, SC-ARBITRAGE and SC-ASIA may use and the risks they entail. Certain of these may not be available to other Funds. Except as otherwise provided below under "Investment Restrictions," the Funds' investment policies are not fundamental and may be changed by SC-REMFs's Board of Directors without the approval of the shareholders; however, a Fund will not change its investment policies without written notice to shareholders.

ILLIQUID SECURITIES

  A Fund will not invest in illiquid securities if immediately after such investment more than 10% of the Fund's net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven business days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

  If a Fund invests in securities issued by a real estate company that is controlled by Security Capital Group Incorporated ("Security Capital Group Incorporated") or any of its affiliates (a "Security Capital controlled real estate company"), the Fund may be considered an affiliate of the issuer of such securities and therefore an underwriter as such term is defined in the Securities Act. A Fund's ability to resell such securities without registration may, therefore, be limited. In addition, because SC-REMFs is an affiliate of Security Capital Group Incorporated, a Fund's purchases and sales of securities issued by a Security Capital controlled real estate company may be netted against sales and purchases by Security Capital and any of its other affiliates of securities of the same issuer during the six months preceding or following a Fund's "opposite way" transactions for purposes of Section 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). If such netting results in a profit to Security Capital Group Incorporated or any of its affiliates (including the Funds), Security Capital or its affiliates, as the case may be, will be required to disgorge such "profits" to the issuer of such securities. In addition, because SC-REMFs is an affiliate of Security Capital Group Incorporated, a Fund's purchases and sales of securities issued by a Security Capital controlled real estate company could raise issues under Section 17(d) of the 1940 Act. Depending upon the timing of purchases and sales of securities of such an issuer by Security Capital Group Incorporated and its affiliates, in order to avoid Security Capital Group Incorporated or its affiliates (including a Fund) having to disgorge "profits" to the issuer of such securities, or in order to avoid violations of Section 17(d) of the 1940 Act, a Fund may not be able to purchase or sell securities of a Security Capital controlled real estate company, even when it might otherwise be advantageous for the Fund to do so. As a result, the Funds will treat such securities as illiquid securities.

  In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Securities and Exchange Commission (the "SEC") has adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers.

  SC (US) Management will monitor the liquidity of restricted securities in the Funds' portfolios under the supervision of the Board of Directors. In reaching liquidity decisions, SC (US) Management will consider, among other factors, the following: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

LOWER-RATED DEBT SECURITIES

  SC-ARBITRAGE may purchase lower-rated debt securities, sometimes referred to as "junk bonds" (those rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investor Service, Inc. ("Moody's")). See Appendix A for a description of these ratings. SC-ARBITRAGE does not intend, under current circumstances, to purchase such securities if, as a result, more than 35% of the Fund's assets would be invested in securities rated below BB or Ba.

  The lower ratings of certain securities that may be held by SC-ARBITRAGE reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximately the values the Fund had placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase lower rated securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's or S&P does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

  Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of the Fund's fixed-income securities. Conversely, during periods of rising interest rates, the value of the Fund's fixed-income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the fund's net asset value. SC-ARBITRAGE will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although SC (US) Management will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

  Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which SC-ARBITRAGE may invest are issued to raise funds in connection with the acquisition of a company, in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

  Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a SC-ARBITRAGE could find it more difficult to sell lower-rated securities when SC (US) Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing SC-ARBITRAGE's net asset value. In order to enforce its rights in the event of a default under such securities, SC-ARBITRAGE may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the Fund's net asset value. The Fund may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.

  Certain securities held by SC-ARBITRAGE may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by AG during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

EQUITY-LINKED SECURITIES

  SC-ARBITRAGE may invest in equity-linked securities, including, among others, PERCS, ELKS, or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is not possible to predict how equity-linked securities will trade in the secondary market or whether such market will be liquid or illiquid. The following are three examples of equity-linked securities. The Fund may invest in the securities described below or other similar equity-linked securities. There are certain risks of loss of principal in connection with investing in equity-linked securities, as described in the following examples of certain equity-linked securities.

  Preferred Equity Redemption Cumulative Stock ("PERCS") convert into common stock within three years regardless of the price at which the common stock trades. If the common stock is trading at a price that is at or below the cap, the Fund receives one share of common stock for each PERCS share. If the common stock is trading at a price that is above the cap, the Fund receives less than one share, with the conversion ratio adjusted so that the market value of the common stock received by the Fund equals the cap. Accordingly, the Fund is subject to the risk that if the price of the common stock is above the cap price at the maturity of the PERCS, the Fund will lose the amount of the difference between the price of the common stock and the cap. Such a loss could substantially reduce the Fund's initial investment in the PERCS and any dividends that were paid on the PERCS. PERCS also present risks based on payment expectations. If a PERCS issuer redeems the PERCS, the Fund may have to replace the PERCS with a lower yielding security, resulting in a decreased return for investors.

  The principal amount that Equity-Linked Securities ("ELKS") holder receives at maturity is based on the price of the underlying common stock. If the common stock is trading at a price that is at or below the cap, the Fund receives for each ELKS share an amount equal to the average price of the common stock. If the common stock is trading at a price that is above the cap, the Fund receives the cap amount. Accordingly, the Fund is subject to the risk that if the price of the common stock is above the cap price at the maturity of the ELKS, the Fund will lose the amount of the difference between the price of the common stock and cap. Such a loss could substantially reduce the Fund's initial investment in the ELKS and any dividends that were paid on the ELKS. An additional risk is that the issuer may "reopen" the issue of ELKS and issue additional ELKS at a later time or issue additional debt securities or other securities with terms similar to those of the ELKS, and such issuances may affect the trading value of the ELKS.

  The principal amount that Liquid Yield Option Notes ("LYONs") holders receive for LYONs, other than the lower-than-market yield at maturity, is based on the price of underlying common stock. If the common stock is trading at a price that is at or below the purchase price of the LYONs plus accrued original issue discount, the Fund receives only the lower-than-market yield, assuming the LYONs are not in default. If the common stock is trading at a price that is above the purchase price of the LYONs plus accrued original issue discount, the Fund will receive an amount above the lower-than-market yield on the LYONs, based on how well the underlying common stock performs. LYONs also present risks based on payment expectations. If a LYONs issuer redeems the LYONs, the Fund may have to replace the LYONs with a lower yielding security, resulting in a decreased return for investors.

FOREIGN SECURITIES

  SC-EURO and SC-ASIA may invest in foreign securities. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Accounting or financial reporting standards, and auditing practices are generally not consistent among countries. As a result, foreign companies may be subject to requirements that are not comparable to those applicable to other foreign companies or to U.S. companies. Some foreign markets have substantially less volume than the New York Stock Exchange ("NYSE") and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.

  Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict SC-EURO's and SC-ASIA's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private real estate; (vi) the absence, until recently in certain Eastern

European countries, of a capital market structure or market-oriented economy;
(vii) fluctuations in foreign currencies; and (viii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

  In addition, developing countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. The economies of certain developing countries also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

  SC-EURO and SC-ASIA endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when SC-EURO and SC-ASIA change investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent SC-EURO and SC-ASIA from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

  SC-EURO and SC-ASIA may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which SC-EURO and SC-ASIA may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which SC-EURO's and SC-ASIA's portfolio securities are denominated may have a detrimental impact on SC-EURO and SC-ASIA. SC-REMFs's management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places SC-EURO's and SC-ASIA's investments.

  The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

  SC-REMFs's Board of Directors considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of SC-EURO's and SC-ASIA's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of SC
(US) Management, any losses resulting from the holding of SC-EURO's and SC-ASIA's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that SC-EURO's and SC-ASIA's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

OPTIONS

  SC-ARBITRAGE, SC-EURO and SC-ASIA may purchase and sell put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices. There is no assurance that SC-ARBITRAGE's, SC-EURO's and/or SC-ASIA's use of put and call options will achieve its desired objective, and a Fund's use of options may result in losses to the Fund.

  Call Options

  SC-ARBITRAGE, SC-ASIA and SC-EURO may write call options on their securities to realize a greater current return through the receipt of premiums than they would realize on their securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by a Fund.

  A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities. If a call option is not covered, then the Fund will establish a segregated account with cash and liquid assets in an amount that, when added to the amount in a related margin account, equals the market value of the call option.

  In return for the premium received when it writes a call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

  A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

  Put Options

  SC-ARBITRAGE, SC-EURO and SC-ASIA may write covered and uncovered put options in order to enhance their current returns. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised. If a put option is not covered, then the Fund will establish a segregated account with cash and liquid assets in an amount equal to the strike price of the put option less any margin on deposit.

  In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

  A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

  Purchasing Put and Call Options

  SC-ARBITRAGE, SC-EURO and SC-ASIA may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

  SC-ARBITRAGE, SC-EURO and SC-ASIA may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

  SC-ARBITRAGE, SC-EURO and SC-ASIA may also purchase put and call options to attempt to enhance their current returns.

  Risks Involved in the Sale of Options

  Options transactions involve certain risks, including the risks that SC (US) Management will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of SC (US) Management to forecast market and interest rate movements correctly.

  An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, SC-ARBITRAGE, SC-EURO or SC-ASIA may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when SC (US) Management believes it is advisable to do so.

  Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict SC-ARBITRAGE's, SC-EURO's or SC-ASIA's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concern. It is possible that SC-ARBITRAGE, SC-EURO, SC-ASIA and other clients of SC (US) Management may be considered such a group. These position limits may restrict a Fund's ability to purchase or sell options on particular securities.

  Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchases of listed options by The Options Clearing Corporation.

  Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Funds' use of options.

  Special Expiration Price Options

  SC-ARBITRAGE may purchase over-the-counter ("OTC") puts and calls with respect to specified securities ("special expiration price options") pursuant to which the Fund in effect may create a custom index relating to the real estate industry or sector. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker--dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce SC-ARBITRAGE's profits if the special expiration price options are exercised. SC-ARBITRAGE will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

FUTURES CONTRACTS

  Index Futures Contracts and Options

  SC-ARBITRAGE, SC-EURO and SC-ASIA may buy and sell stock index futures contracts and related options for hedging purposes or to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

  The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x 180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if SC-ARBITRAGE, SC-EURO or SC-ASIA enters into a futures contract to by 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

  Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such features.

  In order to hedge its investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's securities.

  Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximately the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  As an alternative to purchasing and selling call and put options on index futures contracts, SC-ARBITRAGE, SC-EURO and SC-ASIA may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may
be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actually delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

  SC-ARBITRAGE, SC-EURO and SC-ASIA may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. The Funds may also allow such options to expire unexercised.

  Compared to the purchase or sale of future contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount of risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

  Margin Payments

  When SC-ARBITRAGE, SC-EURO or SC-ASIA purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

  Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value.
The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must take a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

  When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

COMBINED TRANSACTIONS

  SC-ARBITRAGE, SC-EURO and SC-ASIA may engage in multiples of the forwards, futures and options transactions described above in which it is permitted to engage, including multiple options transactions, multiple futures transactions, and any combination of forwards, futures and options transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of SC (US) Management, it is in the best interest of the Fund to do so. A combined transaction, while part of a single strategy, may contain elements of risk that are present in each of its component transactions and will be structured in accordance with applicable SEC regulations and SEC staff guidelines.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

  Liquidity Risks

  Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although SC-ARBITRAGE, SC-EURO and SC-ASIA intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

  The ability of a Fund to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exits for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

  Hedging Risks

  There are several risks in connection with the use by SC-ARBITRAGE, SC-EURO, and SC-ASIA of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of a Fund's securities which are the subject of a hedge. SC (US) Management will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

  Successful use of futures contracts and options by SC-ARBITRAGE for hedging purposes is also subject to SC (US) Management's ability to predict correctly movements in the direction of the market. It is possible that, where SC-ARBITRAGE has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by SC (US) Management still may not result in a successful hedging transaction over a very short time period.

  Other Risks

  SC-ARBITRAGE, SC-EURO and SC-ASIA will incur brokerage fees in connection with futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance of the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.


FOREIGN CURRENCY HEDGING TRANSACTIONS

  In order to hedge against foreign currency exchange rate risks, SC-EURO and SC-ASIA may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. SC-EURO and SC-ASIA may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

  SC-EURO and SC-ASIA may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to SC-EURO and SC-ASIA from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. SC-EURO or SC-ASIA may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when SC-EURO or SC-ASIA believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency approximating the value of some or all of SC-EURO's or SC-ASIA's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." Because in connection with SC-EURO's or SC-ASIA's forward contracts an amount of SC-EURO's or SC-ASIA's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, SC-EURO or SC-ASIA will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis.

  SC-EURO and SC-ASIA may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and SC-EURO or SC-ASIA could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to SC-EURO's or SC-ASIA's position, SC-EURO or SC-ASIA may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by SC-EURO or SC-ASIA will be traded on U.S. and foreign exchanges or over-the-counter.

  SC-EURO and SC-ASIA may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of SC-EURO's or SC-ASIA's portfolio securities or adversely affect the prices of securities that SC-EURO or SC-ASIA intends to purchase at a later date. The successful use of currency futures will usually depend on SC (US) Management's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, SC-EURO or SC-ASIA may not achieve the anticipated benefits of foreign currency futures or may realize losses.

  Forward contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), however, the CFTC may in the future assert authority to regulate forward contracts. In such event, SC-EURO's and SC-ASIA's ability to utilize forward contracts in the to hedge foreign currency risks may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for SC-EURO or SC-ASIA than if it had not engaged in such contracts.

  Additional risks may be involved with SC-EURO's and SC-ASIA's special investment techniques, including borrowing for investment purposes. These risks are described under the heading "Risk Factors" in SC-EURO's and SC-ASIA's Prospectuses.

REPURCHASE AGREEMENTS

  SC-ARBITRAGE, SC-EURO and SC-ASIA may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. SC (US) Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

LEVERAGE

  SC-ARBITRAGE may leverage its portfolio in connection with liquidity arbitrage transactions and SC-EURO and SC-ASIA may use leverage to increase their holdings of portfolio securities. Leverage creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of SC-ARBITRAGE shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, SC-ARBITRAGE's assets may change in value during the time the borrowing is outstanding. Since any decline in value of SC-ARBITRAGE's investments will be borne entirely by the Fund's shareholders (and not by those persons providing the leverage to the Fund), the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund were not so leveraged. Leveraging will create interest expenses for SC-ARBITRAGE, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest SC-ARBITRAGE will have to pay, SC-ARBITRAGE's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of the Fund will be less than if leveraging were not used.

REVERSE REPURCHASE AGREEMENTS

  In connection with their leveraging activities, SC-ARBITRAGE, SC-EURO and SC-ASIA may enter into reverse repurchase agreements, in which a Fund sells securities and agrees to repurchase them at a mutually agreed date and price. A reverse repurchase agreement may be viewed as a borrowing by a Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of a Fund's counterparty, the Fund would be unable to recover the security which is the subject of the agreement, that the amount of cash or other property transferred by the counterparty to the Fund under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or that the Fund may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

SECURITIES LENDING

  SC-ARBITRAGE, SC-EURO and SC-ASIA may lend portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) a Fund may at any time call the loan and regain the securities loaned within 5 business days; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of the Fund loaned will not at any time exceed one-third (or such other limit as the Board of Directors may establish) of the total assets of the Fund. In addition, it is anticipated that SC-ARBITRAGE may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

  Before the Fund enters into a loan, SC (US) Management considers relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. SC-ARBITRAGE will not lend portfolio securities to borrowers affiliated with the Fund.

SHORT SALES AND SHORT SALES AGAINST THE BOX

  SC-US, SC-ARBITRAGE, SC-EURO, and SC-ASIA, to the extent permitted by other countries, may engage in short sales and short sales against the box. SC-US, SC-EURO and SC-ASIA will not engage in a short sale or a short sale against the box if immediately after such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of a Fund's net assets (taken at market value). SC-ARBITRAGE will not engage in short sales and short sales against the box if immediately after such transaction, the aggregate market value of all securities sold short and sold short against the box would exceed 100% of SC-ARBITRAGE's net assets (taken at market value).

  Short Sales

  The Funds may seek to realize gains through short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System. Short selling involves the sale of borrowed securities. At the time a short sale is effected, a Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time that the Fund purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account containing cash or liquid securities, at such a level that (i) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

  Since short selling can result in profits when stock prices generally decline, the Funds in this manner, can, to a certain extent, hedge the market risk to the value of its other investments and protect its equity in a declining market. However, the Funds could, at any given time, suffer both a loss on the purchase or retention of one security, if that security should decline in value, and a loss on a short sale of another security, if the security sold short should increase in value. Moreover, to the extent that in a generally rising market the Funds maintain short positions in securities rising with the market, the net asset value of the

Funds would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales.

  Short Sales Against the Box

  When SC (US) Management believes that the price of a particular security in a Fund's portfolio may decline, it may sell the security short against the box which involves selling the security for delivery at a specified date in the future. If, for example, a Fund bought 100 shares of XYZ REIT at $40 per share in January and the price appreciates to $50 in March, the Fund might "sell short" the 100 shares at $50 for delivery the following July. Thereafter, if the price of the stock declines to $45, it will realize the full $1,000 gain rather than the $500 gain it would have received had it sold the stock in the market. On the other hand, if the price appreciates to $55 per share, the Fund would be required to sell at $50 and thus receive a $1,000 gain rather than the $1,500 gain it would have received had it sold the stock in the market. A Fund may also be required to pay a premium for short sales against the box which would partially offset its gain. Under a recent legislative change, a short sale against the box will result in a constructive sale of the underlying security at the time when the short sale is entered into, thus reducing the benefit of these transactions.


                            INVESTMENT RESTRICTIONS

  The Funds are subject to certain investment restrictions which are deemed fundamental policies of the Fund. Such fundamental policies are those which cannot be changed without the approval of the holders of a majority of a Fund's outstanding shares which means the vote of (i) 67% or more of a Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

  SC-US may not:

  1. Make loans except through the purchase of debt obligations in accordance with its investment objective and policies;

  2. Borrow money, except that SC-US may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities, but not in an aggregate amount exceeding 33-1/3% of the value of SC-US's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of SC-US's total assets will be repaid before any subsequent investments are made;

  3. Invest in illiquid securities, as defined in "Investment Objective and Policies," if immediately after such investment more than 10% of SC-US's net assets (taken at market value) would be invested in such securities;

  4. Engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-US's net assets (taken at market value); or

  5. Purchase or sell real estate, except that SC-US may purchase securities issued by companies in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities.

  6. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

  7. Participate on a joint or joint and several basis in any securities trading account;

  8.   Invest in companies for the purpose of exercising control;

  9. Purchase a security if, as a result (unless the security is acquired pursuant to a plan of reorganization or an offer of exchange), SC-US would own any securities of an open-end investment company or more than 3% of the value of SC-US's total assets would be invested in securities of any closed-end investment company or more than 10% of such value in closed-end investment companies in general; or

  10. (a) purchase or sell commodities or commodity contracts; (b) invest in interests in oil, gas, or other mineral exploration or development programs; (c) purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions and except for borrowings in an amount not exceeding 33 1/3% of the value of SC-US's total assets; or (d) act as an underwriter of securities, except that SC-US may acquire restricted securities under circumstances in which, if such securities were sold, SC-US might be deemed to be an underwriter for purposes of the Securities Act.

  SC-ARBITRAGE may not:

  1. Borrow money, except that SC-ARBITRAGE may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities, or in connection with otherwise permissible leverage activities, but not in an aggregate amount exceeding 33 1/2% (one-third) of the value of SC-ARBITRAGE's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made;

  2. Invest in illiquid securities, as defined in "Investment Objective and Policies," if immediately after such investment more than 10% of SC-ARBITRAGE's net assets (taken at market value) would be invested in such securities;

  3. Engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 100% of SC-ARBITRAGE's net assets (taken at market value);

  4. With respect to 50% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities), if immediately after and as a result of such investment more than 5% of the total assets of SC-ARBITRAGE would be invested in such issuer (the remaining 50% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable);

  5. Pledge, hypothecate, mortgage, or otherwise encumber its assets, except to secure permitted borrowings including reverse repurchase agreements, short sales, financial options and other hedging activities;

  6. Make loans of SC-ARBITRAGE's assets, including loans of securities in excess of one-third of SC-ARBITRAGE's total assets;

  7. Purchase or sell real estate, except that SC-ARBITRAGE may purchase securities issued by companies in the real estate industry and will, as a matter of fundamental policy concentrate its investments in such securities;

  8. Participate on a joint or joint and several basis in any securities trading account;

  9.   Invest in companies for the purpose of exercising control;

  10. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

  11. Make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement;

  12. Purchase a security if, as a result (unless the security is acquired pursuant to a plan of reorganization or an offer of exchange), SC-ARBITRAGE would own any securities of an open-end investment company or more than 3% of the value of SC-ARBITRAGE's total assets would be invested in securities of any closed-end investment company or more than 10% of such value in closed-end investment companies in general; or

  13. (a) purchase or sell commodities or commodity contracts; (b) invest in interests in oil, gas, or other mineral exploration or development programs; (c) purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions and except for borrowings in an amount not exceeding 33/1//3% of the value of SC-ARBITRAGE's total assets; or
(d) act as an underwriter of securities, except that SC-ARBITRAGE may acquire restricted securities under circumstances in which, if such securities were sold, SC-ARBITRAGE might be deemed to be an underwriter for purposes of the Securities Act.

  SC-EURO may not:

       1. Invest directly in real estate or interests in real estate (although it may purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than publicly issued debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts (except futures contracts as described in SC-EURO's Prospectus);

       2. Invest in any company for the purpose of exercising control or management;

       3.  Act as an underwriter or issue senior securities;

       4. Loan money apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although SC-EURO may enter into repurchase agreements and lend its portfolio securities;

       5. Invest more than 15% of its net assets in illiquid securities, including securities of foreign companies that are not listed on a foreign securities exchange or a recognized U.S. exchange;

       6. Borrow money, except that SC-EURO may borrow money from banks in an amount not exceeding 33-1/3% of the value of SC-EURO's total assets (not including the amount borrowed), or pledge, mortgage or hypothecate its assets for any purpose, except to secure borrowings and then only to an extent not greater than 15% of SC-EURO's total assets. SC-EURO may enter into repurchase agreements and lend its portfolio securities. Arrangements with respect to margin for futures contracts are not deemed to be a pledge of assets;

       7. Participate on a joint or a joint and several basis in any trading account in securities;

       8. Invest more than 10% of its total assets in warrants. Warrants acquired in units or attached to securities are not included in this restriction.

SC-ASIA may not:

       1. Invest directly in real estate or interests in real estate (although it may purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than publicly issued debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts (except futures contracts as described in SC-ASIA's Prospectus);

       2. Invest in any company for the purpose of exercising control or management;

       3.  Act as an underwriter or issue senior securities;

       4. Loan money apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although SC-ASIA may enter into repurchase agreements and lend its portfolio securities;

       5. Invest more than 15% of its net assets in illiquid securities, including securities of foreign companies that are not listed on a foreign securities exchange or a recognized U.S. exchange;

       6. Borrow money, except that SC-ASIA may borrow money from banks in an amount not exceeding 33-1/3% of the value of SC-ASIA's total assets (not including the amount borrowed), or pledge, mortgage or hypothecate its assets for any purpose, except to secure borrowings and then only to an extent not greater than 15% of SC-ASIA's total assets. SC-ASIA may enter into repurchase agreements and lend its portfolio securities. Arrangements with respect to margin for futures contracts are not deemed to be a pledge of assets;

       7. Participate on a joint or a joint and several basis in any trading account in securities;

       8. Invest more than 10% of its total assets in warrants. Warrants acquired in units or attached to securities are not included in this restriction.

  If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions. The investment restrictions do not preclude a Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer, unless such purchase would result in a violation of a fundamental investment restriction listed above.


                            MANAGEMENT OF SC-REMFS

     The directors and officers of SC-REMFs and their principal occupations during the past five years are set forth below. Directors deemed to be "interested persons" of SC-REMFs for purposes of the Investment Company Act of 1940, as amended ("1940 Act") are indicated by an asterisk.

                                                                                PRINCIPAL
                                                                           OCCUPATIONS DURING
NAME AND ADDRESS                  OFFICE           AGE                     THE PAST FIVE YEARS
Stephen F. Kasbeer                Director          72  Retired; Senior Vice President for Administration
8 Bonanza Trail                                         and Treasurer of Loyola University, Chicago from
Santa Fe, New Mexico 87505                              1981 to July 1994, where he was responsible for
                                                        administration, investment, real estate and treasurer
                                                        functions, served as Chief Investment Officer, was
                                                        Chairman of the Operations Committee, was a
                                                        member of the Investment and Finance Committees
                                                        of the Board of Trustees and was President and a
                                                        Director of the Loyola Management Company.  Mr.
                                                        Kasbeer received his J.D. from John Marshall Law
                                                        School and his M.A. and B.S. from Northwestern
                                                        University.

Anthony R. Manno Jr.*             Chairman of       45  Managing Director of SC (US) Management since
11 South LaSalle Street           the Board of          March 1997, where he is responsible for overseeing
Chicago, Illinois 60603           Directors,            all investment and capital allocation matters for SC
                                  Managing              (US) Management's public market securities
                                  Director and          activities and is also responsible for company and
                                  President             industry analysis, market strategy and trading and
                                                        reporting; from January 1995 to March 1997, he was
                                                        Managing Director of SC (US) Management, where
                                                        he performed the same functions.  Mr. Manno was a
                                                        member of the Investment Committee of Security
                                                        Capital Group Incorporated from March 1994 to June
                                                        1996.  Prior to joining Security Capital, Mr. Manno
                                                        was a Managing Director of LaSalle Partners Limited
                                                        from March 1980 to March 1994.  Mr. Manno
                                                        received his M.B.A. from the University of Chicago
                                                        Graduate School of Business, an M.A. and a B.A.
                                                        from Northwestern University and is a Certified
                                                        Public Accountant.

George F. Keane                   Director        68    Chairman of the Board of Trigen Energy Corporation
7408 Eaton Court                                        since 1994.  As founding chief executive of The
University Park, Florida 34201                          Common Fund in 1971 and Endowment Realty
                                                        Investors in 1988, Mr. Keane for many years headed
                                                        an investment management service for colleges,
                                                        universities and independent schools that managed
                                                        $15 billion for 1,200 educational institutions when he
                                                        became President Emeritus of the Common Fund in
                                                        1993.  He has served as a member of the Investment
                                                        Advisory Committee of the $75 billion New York
                                                        State Common Retirement Fund since 1982.  He has
                                                        been a Director of the RCB Trust Company since
                                                        1991, a Trustee of the Nicholas Applegate
                                                        Investment Trust since 1993, and a Director of the
                                                        Bramwell Funds since 1994.  He is also a Director of
                                                        Universal Stainless & Alloy Products, Global
                                                        Pharmaceutical Corporation, United Water Resources
                                                        and United Properties Group, Gulf Resources
                                                        Corporation, and the Universal Bond Fund, and is an
                                                        advisor to Associated Energy Managers.  Mr. Keane
                                                        also serves as a Trustee of his alma mater, Fairfield
                                                        University where he received his B.A., and as a
                                                        Director and Chairman of the Investment Committee
                                                        of the United Negro College Fund.  Mr. Keane holds
                                                        honorary degrees from Loyola University, Chicago,
                                                        Illinois and Lawrence University, Appleton,
                                                        Wisconsin.

Robert H. Abrams                  Director        65    Founder of Colliers ABR, Inc. (formerly Abrams
106 West Sibley Hall                                    Benisch Riker Inc.), a property management firm.
Ithaca, New York 14851                                  Mr. Abrams was Principal of Colliers ABR, Inc.
                                                        from 1978 to 1992 and since 1992, has served as a
                                                        Consultant.  From 1959 to 1978 Mr. Abrams was
                                                        Executive Vice President and Director of Cross and
                                                        Brown Company.  Mr. Abrams also serves as a
                                                        Director of Greater New York Mutual Insurance
                                                        Company and Trustee Emeritus and Presidential
                                                        Counselor of his alma mater, Cornell University.
                                                        Mr. Abrams received his M.B.A. from Harvard
                                                        University and his B.A. from Cornell University.

John H. Gardner, Jr.              Director         43   Managing Director of Security Capital (US)
11 South LaSalle Street                                 Management Group since July, 1997.  Prior thereto,
Chicago, Illinois 60603                                 Director of Security Capital Pacific Trust ("PTR")
                                                        and the PTR REIT Manager from February 1995 to
                                                        June 1997 and Senior Vice President of Security
                                                        Capital Atlantic Incorporated ("ATLANTIC"), PTR
                                                        and the PTR REIT Manager from September 1994 to
                                                        June 1997 where he had overall responsibility for
                                                        asset management and multifamily dispositions.
                                                        Prior to joining Security Capital, Mr. Gardner was
                                                        with Copley Real Estate Advisors as a Managing
                                                        Director and Principal responsible for portfolio
                                                        management from January 1991 to September 1994
                                                        and as a Vice President and Principal of asset
                                                        management from December 1984 to December
                                                        1990.  From July 1977 to November 1984, Mr.
                                                        Gardner was a Real Estate Manager with the John
                                                        Hancock Companies.  Mr. Gardner received his M.S.
                                                        in Computer Information Systems from Bentley
                                                        College and his B.S. in Accounting from Stonehill
                                                        College.

Jeffrey C. Nellessen              Vice President,  36   Vice President and Controller of SC (US) Management
11 South LaSalle Street           Secretary and         since March 1997.  Prior thereto, from
Chicago, Illinois 60603           Treasurer             June 1988 to March 1997, he was Controller,
                                                        Manager of Client Administration and Compliance
                                                        Officer at Strong Capital Management, Inc.  Mr.
                                                        Nellessen is a Certified Public Accountant, Certified
                                                        Management Accountant and a Certified Financial
                                                        Planner. He received his B.B.A. from the University
                                                        of Wisconsin, Madison.

Kenneth D. Statz                  Managing        38    Managing Director of SC (US) Management since
11 South LaSalle Street           Director              November 1997 where he is responsible for the
Chicago, Illinois 60603                                 development and implementation of portfolio
                                                        investment strategy.  Prior thereto,  Senior Vice
                                                        President and Senior REIT Analyst from July 1996
                                                        to October 1997 and Vice President from May 1995
                                                        to June 1996.  Prior to joining Security Capital, Mr.
                                                        Statz was a Vice President in the investment research
                                                        department of Goldman, Sachs & Co., from February
                                                        1993 to January 1995, concentrating on research and
                                                        underwriting for the REIT industry.  Prior thereto,
                                                        Mr. Statz was a real estate stock portfolio manager
                                                        and a managing director of Chancellor Capital
                                                        Management from August 1982 to February 1992.
                                                        Mr. Statz received his M.B.A. and B.B.A. from the
                                                        University of Wisconsin, Madison.

Kevin W. Bedell                   Senior Vice     41    Senior Vice President of SC (US) Management since
                                  President             November 1997 and Vice President since July 1996,
                                                        where he is responsible for directing the activities of
                                                        the industry/company securities research group and
                                                        providing in-depth proprietary research on publicly
                                                        traded companies with office and industrial sectors.
                                                        Prior to joining SC (US) Management, Mr. Bedell
                                                        spent nine years with LaSalle Partners Limited where
                                                        he was Equity Vice President and Portfolio Manager
                                                        responsible for the strategic, operational and financial
                                                        management of a private REIT with commercial real
                                                        estate investments of $600-800 million.  Mr. Bedell
                                                        received his M.B.A. from the University of Chicago
                                                        and his B.A. from Kenyon College.

COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS

     The Directors of SC-REMFs who are interested persons of SC-REMFs, under the 1940 Act, (which includes persons who are employees of SC (US) Management or officers or employees of any of its affiliates) receive no remuneration from SC-REMFs. Each of the other Directors is paid an annual retainer of $28,000, an additional annual retainer of $1,000 for each committee of the Board of Directors for which he or she serves as chairperson, and a fee of $1,000 for each meeting attended and is reimbursed for the expenses of attendance at such meetings. The following table sets forth information regarding compensation earned by the Directors by SC-REMFs for the fiscal year ending December 31, 1997.

                              COMPENSATION TABLE
                     FISCAL YEAR ENDING DECEMBER 31, 1997

                                                        PENSION OR
                                                        ----------
                                                        RETIREMENT
                                                        ----------
                                                         BENEFITS      ESTIMATED
                                                         --------      ---------
                                        AGGREGATE       ACCRUED AS       ANNUAL            TOTAL
                                        ---------       ----------       ------            -----
                                       COMPENSATION       PART OF       BENEFITS       COMPENSATION
                                       ------------       -------       --------       ------------
                                           FROM           SC-US           UPON          FROM SC-US
                                           ----           -----           ----          ----------
NAME OF PERSON, POSITION                  SC-US          EXPENSES      RETIREMENT    PAID TO DIRECTORS
------------------------                  -----          --------      ----------    -----------------
George F. Keane
  Director...........................     $ 3,333          N/A             N/A            $ 3,333
Stephen F. Kasbeer
   Director..........................     $13,500          N/A             N/A            $13,500
Robert H. Abrams
  Director...........................           0          N/A             N/A                  0
**Anthony R. Manno Jr.
  Chairman, Managing Director and
  President..........................           0          N/A             N/A                  0
**John H. Gardner, Jr. /(1)/
      Director.......................           0          N/A             N/A                  0

_______________________
** "Interested person," as defined in the 1940 Act, of SC-REMFs.

(1)  Elected to serve by the Board of Directors on March 11, 1998.


SC (US) MANAGEMENT

     Security Capital (US) Management Group Incorporated, a registered investment adviser, was formed in March 1994 under law and specializes in the management of real estate securities portfolios. SC (US) Management is a wholly-owned subsidiary of Security Capital Group Incorporated, a Maryland corporation.

     The following of SC (US) Management analysts assist in the construction of the Funds' portfolios.

Albert D. Adriani                 Member, SC-US and SC-ARBITRAGE Portfolio Management
                                  Committees; Vice President of SC (US) Management since April 1996, where he is responsible for providing portfolio management analysis.
                                  From January 1995 to April 1996, he was Vice President, Security
                                  Capital (UK) Management Limited and SC-USREALTY; from March
                                  1994 to January 1995, he was with Security Capital Markets Group.
                                  Prior thereto, he was an investment analyst with HAL Investments BV from July 1992 to January 1994.  Mr. Adriani received his M.B.A. from the University of Chicago Graduate School of Business and his B.A.
                                  with honors from the University of Chicago.  Mr. Adriani is a Chartered
                                  Financial Analyst.

Michelle H. Lord                  Member, SC-ASIA Portfolio Management Committee; Vice President of SC (US) Management, where she conducts strategic market and product analyses for affiliates of the firm. Previously, Ms. Lord was with Security Capital Industrial Trust where she was responsible for research on special investment opportunities. Previously, Ms. Lord was in the Management Development Program with
                                  Security Capital Group Incorporated, working in six-month rotational assignments with Managing
                                  Directors of the firm. Prior to joining Security Capital, Ms. Lord was with Societe Generale
                                  Securities, (North Pacific) in Tokyo where she was a member of the Japanese Government Bond futures and options brokerage desk. Previously, Ms. Lord was a currency trader with Asahi Bank in
                                  Tokyo. Ms. Lord received her M.B.A. from the University of Chicago Graduate School of Business and
                                  her B.A. from Smith College.

Michael C. Montelibano            Member, SC-ASIA Portfolio Management Committee; Vice President of SC (US) Management, where he conducts financial and strategic market analysis for affiliates of the firm. Mr. Montelibano was in the Management Development Program with Security Capital Group Incorporated, where he worked in six-month rotational assignments with Managing Directors of the firm. Prior to joining Security
                                  Capital, Mr. Montelibano was a consultant for Ayala Land, Incorporated in the Philippines where he conducted financial analyses of office and residential development projects, and for Bank of
                                  America in Malaysia where he conducted market research studies on retail banking. Previously, Mr.
                                  Montelibano was a senior consultant with Andersen Consulting where he focused on the telecommunications and financial sectors. Mr. Montelibano received his M.B.A. from the University of California, Berkeley and his B.S. in Mechanical Engineering from the University of California,
                                  San Diego.

Gerios J.M. Rovers                        Member, SC-EURO Portfolio Management Committee;
                                          Mr. Rovers has served as Vice President of SC (US) Management since
                                          April, 1997, where he is responsible for the development and implementation of portfolio investment strategy.  From July
                                          1988 to April 1997, Mr. Rovers was associated with GIM
                                          Algemeen Vermogensbeheer and served as an associate director and a portfolio manager of global real estate securities on behalf of domestic and foreign clients.  Mr. Rovers graduated from the University of Tilburg in The Netherlands.

W. Joseph Houlihan                        Member, SC-EURO Portfolio Management Committee;
34 Boulevard de La Wolune                 Mr. Houlihan has served as a Managing Director of SC (US)
Brussels, Belgium                         Management since April 1997 where he is responsible for overseeing all investment and capital allocation recommendations for SC (US)
                                          Management's public market securities activities, and also responsible for company and industry analysis, market strategy and trading and reporting.  Prior to joining Security Capital, Mr. Houlihan was the
                                          Director of the Institutional Investment Management Group and
                                          executive vice president of GIM Algemeen Vermogensbeheer, a prominent Dutch investment management company, where he
                                          specialized in real estate investments and was responsible for developing GIM's real estate securities investment process and client base.  Prior to joining GIM, Mr. Houlihan was a vice president at
                                          John G. Wood and Associates, a diversified real estate development and investment company located in Florida, and with Chase
                                          Manhattan Bank's trust department.  Mr. Houlihan is an Advisory
                                          Director of Security Capital US Realty and a member of the
                                          Investment Property Forum.  Mr. Houlihan received his M.B.A. from the University of Leuven, Belgium, and his B.S. from New York
                                          University.


INVESTMENT ADVISORY AGREEMENTS

     Certain other clients of SC (US) Management may have investment objectives and policies similar to those of the Funds. SC (US) Management may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. In addition, SC-ARBITRAGE's investment strategy may cause SC-ARBITRAGE to take positions in certain real estate securities that differ from the positions taken by other clients of SC (US) Management. If transactions on behalf of more than one client during the same period increase the demand for securities being sold, there may be an adverse effect on the price of such securities. It is the policy of SC (US) Management to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by SC (US) Management to the accounts involved, including the Funds. When two or more of the clients of SC (US) Management (including the Funds) are purchasing or selling the same security on a given day through the same broker-dealer, such transactions may be averaged as to price.

     SC (US) Management's advice to the Funds with respect to purchases or sales of securities issued by a Security Capital controlled real estate company may be affected by sales or purchases by Security Capital Group Incorporated or its affiliates of securities issued by the same issuer. Because SC-REMFs is an affiliate of Security Capital Group Incorporated, the Funds' purchases and sales of securities issued by such an issuer may be netted against sales and purchases by Security Capital Group Incorporated and any of its other affiliates of securities of such issuer during the six months preceding or following a Fund's "opposite way" transactions for purposes of Section 16 of the Exchange Act. If such netting results in a profit to Security Capital Group Incorporated or any of is affiliates (including a Fund), Security Capital Group Incorporated or its affiliates, as the case may be, will be required to disgorge such "profits" to the issuer of such securities. As a result, SC (US) Management's recommendations to the Funds may be affected by SC (US) Management's desire to avoid the Funds or Security Capital Group Incorporated or any of its other affiliates having to disgorge profits to such issuer.

     Pursuant to an investment advisory agreement with SC-REMFs with respect to each Fund (the "Advisory Agreement"), SC (US) Management furnishes a continuous investment program and makes the day-to-day investment decisions for the Funds, executes the purchase and sale orders for the portfolio transactions of the Funds and generally manages the Funds' investments in accordance with their stated policies, subject to the general supervision of SC-REMFs's Board of Directors.

     Under the Advisory Agreement for SC-US, which is dated December 16, 1997, each class of SC-US shares pays SC (US) Management a monthly management fee in an amount equal to 1/12th of .60% of the value of the average daily net assets of that class of SC-US shares (approximately .60% on an annual basis). Under a separate agreement, SC (US) Management has agreed to waive advisory fees and/or reimburse expenses to maintain the total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses of SC-US's Class I shares at 1.00% of the value of SC-US's Class R average daily net assets and SC-US's Class R shares at 1.15% of the value of SC-US's Class R average daily net assets, for the year ending December 31, 1998. For the period April 23, 1997 (the effective date of SC-US's initial registration statement) through December 31, 1997, SC (US) Management earned $607,727, net of waivers of $30,443 for providing investment management services to SC-US.

     Under the Advisory Agreement for SC-ARBITRAGE, dated [__________, 1998], SC-ARBITRAGE will pay SC (US) Management a monthly management fee in an amount equal to 1/12th of 2.00% of the value of SC-ARBITRAGE's average daily net assets for the applicable class of shares (approximately 2.00% on an annual basis). After the first three full months of SC-ARBITRAGE's operations, each class of SC-ARBITRAGE's shares will pay SC (US) Management a monthly fulcrum fee of 2.00% of SC-ARBITRAGE's average daily net assets for the applicable class of shares that will increase or decrease based on the investment performance of SC-ARBITRAGE for the prior twelve-month period relative to the investment performance or the Wilshire Real Estate Index ("WAREIT") (the "Index") for the same period (the "Index Return"). The performance adjustment will be measured from the date of inception until the fund has completed twelve full months of operations.

     The management fee will be paid at an annual rate which varies between 0.50% and 3.50% of SC-ARBITRAGE's average net assets. The management fee is structured so that it will be 2.00% of SC-ARBITRAGE's average net assets if SC-ARBITRAGE's investment performance for the preceding twelve months (net of all fees and expenses, including the management fee) equals the Index Return. The management fee increases or decreases from the "fulcrum fee" of 2.00% by 10 percent of the difference between SC-ARBITRAGE's investment performance during the preceding twelve months and the Index Return during that period, up to the maximum fee of 2.00% or down to the minimum fee of 0.50%.

     SC (US) Management believes that the WAREIT Index is the real estate securities market index that is most representative of SC-ARBITRAGE's portfolio. The WAREIT is a market capitalization-weighted index comprised of publicly-traded real estate investment trusts ("REITs"). No health care REITs are included. The Index is rebalanced monthly and reconstituted quarterly. The Index was developed with a base value or 100 as of December 29, 1989.

     Under the Advisory Agreement for SC-EURO, dated [_______, 1998], each class of SC-EURO's shares pays SC (US) Management a monthly management fee in an amount equal to 1/12th of 1.20% of the value of the average daily net assets of that class of SC-US shares (approximately 1.20% on an annual basis). Under a separate agreement, SC-US Management has agreed to waive advisory fees and/or reimburse expenses to maintain the total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses of SC-EURO's Class I shares at [___%] of the value of SC-EURO's Class R average daily net assets and SC-EURO's Class R shares at [____%] of the value of SC-EURO's Class R average daily net assets, for the year ending December 31, 1998.

     Under the Advisory Agreement for SC-ASIA, dated [_______, 1998], each class of SC-ASIA's shares pays SC (US) Management a monthly management fee in an amount equal to 1/12th of 1.20% of the value of the average daily net assets of that class of SC-US shares (approximately 1.20% on an annual basis). Under a separate agreement, SC-US Management has agreed to waive advisory fees and/or reimburse expenses to maintain the total operating expenses, other than brokerage fees and commissions, interest, taxes and other extraordinary expenses of SC-ASIA's Class I shares at [____%] of the value of SC-ASIA's Class R average daily net assets and SC-ASIA's Class R shares at [____%] of the value of SC-ASIA's Class R average daily net assets, for the year ending December 31, 1998.

     SC (US) Management provides the Funds with such personnel as SC-REMFs may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which SC (US) Management is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of SC-REMFs, may be employees of SC (US) Management or its affiliates. The cost to SC-REMFs of these services must be agreed to by SC-REMFs and is intended to be no higher than the actual cost to SC (US) Management or its affiliates of providing the services. SC-REMFs does not pay for services performed by officers of SC (US) Management or its affiliates. SC-REMFs may from time to time hire its own employees or contract to have services performed by third parties, and the management of SC-US intends to do so whenever it appears advantageous to SC-REMFs.

     In addition to the payments to SC (US) Management under the Advisory Agreement described above, each class of a Fund's shares pays for certain other costs of its operations including: (a) administration, custodian and transfer agency fees, (b) fees of Directors who are not affiliated with SC (US) Management, (c) legal and auditing expenses, (d) costs of printing and postage fees relating to preparing each Fund's prospectus and shareholder reports, (e) costs of maintaining SC-REMFs's existence, (f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, (i) distribution fees, and (j) upon the approval of SC-REMFs's Board of Directors, costs of personnel of SC (US) Management or its affiliates rendering clerical, accounting and other office services. Each class of a Fund's shares pays for the portion of SC-REMFs's expenses attributable to its operations. Income, realized gains and losses, unrealized appreciation and depreciation and certain expenses not allocated to a particular class are allocated to each class based on the net assets of that class in relation to the net assets of SC-REMFs.

     The Advisory Agreement for SC-US was approved on November 25, 1997 by SC-REMFs's Directors, including a majority of the Directors who are not interested persons (as defined in the 1940 Act) of SC-REMFs or SC (US) Management ("non-interested Directors"), and by SC-US's shareholders on December 12, 1997. It continues in effect until December 16, 1999.

     The Advisory Agreements for SC-ARBITRAGE and SC-EURO were approved on [_______, 1998] by SC-REMFs's Directors including a majority of the non-interested Directors and the Advisory Agreement for SC-EURO was approved by the written consent of SC-EURO's sole shareholder on [_____, 1998]. The Advisory Agreements for SC-ARBITRAGE and SC-EURO continue in effect until [______, 2000]. Each Advisory Agreement will continue in effect, provided that its continuance is specifically approved prior to its initial expiration or annually thereafter, as the case may be by the Directors or by a vote of the shareholders, and in either case by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval.

     The Advisory Agreement for each Fund is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting securities or by a vote of a majority of the Directors, or by SC (US) Management on sixty days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of SC (US) Management, or of reckless disregard of its obligations thereunder, SC (US) Management shall not be liable for any action or failure to act in accordance with its duties thereunder.

RESEARCH SERVICES AGREEMENT WITH SC (EU) MANAGEMENT

     SC (US) Management has entered into a research services agreement ("Research Services Agreement') with SC (EU) Management. SC (EU) Management was formed on March 24, 1997 under Belgian law. SC (EU) Management is an indirect, wholly-owned subsidiary of Security Capital Group Incorporated.

ADMINISTRATOR AND SUB-ADMINISTRATOR

     SC-REMFs has also entered into a fund administration and accounting agreement with SC (US) Management (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for the Funds, including (i) providing office space, telephone, office equipment and supplies;
(ii) paying compensation of SC-REMFs's officers for services rendered as such;
(iii) authorizing expenditures and approving bills for payment on behalf of SC-REMFs; (iv) supervising preparation of the periodic updating of the Funds' prospectuses and statements of additional information; (v) supervising preparation of quarterly reports to the Funds' shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of each Fund's investment portfolio and the publication of the net asset value of the Funds' shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-REMFs, including the Funds' custodian (the "Custodian") transfer agent (the "Transfer Agent") and printers; (viii) providing trading desk facilities for the Funds; (ix) maintaining books and records for the Funds (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than the Funds' income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

     In accordance with the terms of the Administration Agreement and with the approval of SC-REMFs's Board of Directors, SC (US) Management has caused SC-REMFs to retain Firstar Trust Company (the "Sub-Administrator") as sub-administrator under a fund administration and servicing agreement (the "Sub-Administration Agreement").

     Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining the net asset value of each class of the Funds' shares and preparing such figures for publication, maintaining certain of the Funds' books and records that are not maintained by SC (US) Management as investment adviser, or by the Custodian or Transfer Agent, preparing financial information for the Funds' income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, each Fund pays the Sub-Administrator a monthly administration fee at the annual rate of .06% of the first $200 million of each Fund's average daily net assets, and at lower rates on the Fund's average daily net assets in excess of that amount, subject to an annual minimum fee of $30,000. For the period April 23, 1997 (the effective date of SC-REMFs's initial registration statement) through December 31, 1997, the Sub-Administrator earned $47,791 for providing sub-administration services to SC-US. The Sub-Administrator also serves as the Custodian and Transfer Agent. See "Funds' Custodian and Transfer and Dividend Disbursing Agent."

     Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to the Funds under the Sub-Administration Agreement, subject to the overall authority of SC-REMFs's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from each Fund at the annual rate of .02% of the value of each Fund's average daily net assets. For the period April 23, 1997 (the effective date of SC-REMFs's initial registration statement) through December 31, 1997, SC (US) Management earned $15,930 for providing services to SC-US under the Administration Agreement.

     The Administration Agreement is terminable by either party on sixty days' written notice to the other. The Administration Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of SC
(US) Management, or of reckless disregard of its obligations thereunder, SC (US) Management shall not be liable for any action or failure to act in accordance with its duties thereunder.


                       DISTRIBUTION AND SERVICING PLANS

     As described in the Prospectuses, SC-REMFs's Board of Directors has adopted a Distribution and Servicing Plan with respect to each class of shares ("Plans"), other than SC-ARBITRAGE Class I shares, pursuant to Rule 12b-1 under the 1940 Act. See "Distribution and Servicing Plan" in each Prospectus. The Plans have been approved by a vote of the Board of Directors, including a majority of the Directors who are not interested persons of SC-REMFs and have no direct or indirect financial interest in the operation of the Plan ("Disinterested Directors"), cast in person at a meeting called for the purposes of voting on the Plan. The annual compensation payable by SC-US to Security Capital Markets Group Incorporated ("Distributor") under each Plan is an amount equal to .25% (on an annual basis) of the value of the average daily net assets of the class of shares to which the Plan relates.

     Under the Plans, the Funds are authorized to pay a distribution fee for distribution activities in connection with the sale of shares and a service fee for services provided which are necessary for the maintenance of shareholder accounts. To the extent such fee exceeds the expenses of these distribution and shareholder servicing activities, the Distributor may retain such excess as compensation for its services and may realize a profit from these arrangements.

     The Plans are compensation plans which provide for the payment of a specified distribution and service fee without regard to the distribution and service expenses actually incurred by the Distributor. If the Plans were to be terminated by the Board of Directors and no successor Plans were to be adopted, the Directors would cease to make distribution and service payments to the Distributor and the Distributor would be unable to recover the amount of any of its unreimbursed distribution expenditures. However, the Distributor does not intend to incur distribution and service expenses at a rate that materially exceeds the rate of compensation received under the Plans.

     The types of expenses for which the Distributor and third parties may be compensated under the Plans include compensation paid to and expenses incurred by their officers, employees and sales representatives, allocable overhead, telephone and travel expenses, the printing of prospectuses and reports for other than existing shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of shares. Additional types of expenses covered by the Plans include responding to shareholder inquiries and providing shareholders with information on their investments. For the period December 16, 1997 through December 31, 1997, the Distributor earned $12,396 for providing services under the Class I Plan and $67.00 for providing services under the Class R Plan.

     Under the Plans, the Distributor will provide to the Board of Directors for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by the Distributor under the Plans and the purposes for which such services were performed and expenditures were made.

     The Plans for SC-US's Class I shares and Class R shares were approved by the Board of Directors, including the disinterested Directors, on November 25, 1998 and by SC-US's Class I and Class R shareholders on December 12, 1997. The Plans for SC-ARBITRAGE's and SC-EURO's Class I shares and Class R shares were approved by the Board of Directors, including the disinterested Directors, on March 11, 1998. The Plan for SC-ASIA's Class I and Class R shares was approved by the Board of Directors, including the disinterested Directors, on [______, 1998]. The Plans remain in effect from year to year, provided such continuance is approved annually by a vote of the Board of Directors, including a majority of the disinterested Directors. The Plans may not be amended to increase materially the amount to be spent for the services described therein as to a Fund's Class I or Class R share without approval of a majority of the outstanding class of shares. All material amendments of the Plan must also be approved by the Board of Directors in the manner described above. The Plans may be terminated at any time without payment of any penalty by a vote of a majority of the disinterested Directors or by a vote of a majority of the outstanding class of shares. So long as a Plan is in effect, the selection and nomination of disinterested Directors shall be committed to the discretion of the disinterested Directors. The Board of Directors has determined that in their judgment there is a reasonable likelihood that the Plans will benefit SC-US, SC-ARBITRAGE, SC-EURO, SC-ASIA and their shareholders.


                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of shares is determined by SC-US, SC-ARBITRAGE, SC-EURO, and SC-ASIA on each day the New York Stock Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of SC-US, SC-ARBITRAGE, SC-EURO and/or SC-ASIA to affect materially the Fund's net asset value. The New York Stock Exchange is closed on Saturdays, Sundays, and on New Year's Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day and Christmas Day (collectively, the "Holidays"). When any Holiday falls on a Saturday, the Exchange is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday. No redemptions will be made on Martin Luther King Day (the third Monday in January), Columbus Day (the second Monday in October) and Veteran's Day, nor on any of the Holidays.

     Net asset value per share for each class is determined by adding the market value of all securities in a Fund's portfolio and other assets represented by a class, subtracting liabilities incurred or accrued that are allocable to the class, and dividing by the total number shares of that class then outstanding. Because of the differences in operating expenses incurred by each class, the per share net asset value of each class will differ.

     For purposes of determining a Fund's net asset value per share for each class, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

                             REDEMPTION OF SHARES

     Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of SC-REMFs's Board of Directors and taken at their value used in determining a Fund's net asset value per share as described in the Prospectus under "Determination of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless SC-REMFs's Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Funds. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. SC-REMFs will not distribute in kind portfolio securities that are not readily marketable.

     SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA have elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Funds to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA reserve the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of redemption in cash would be detrimental to the existing shareholders of a Fund as determined by the board of directors. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should a Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the supervision of the Directors, decisions to buy and sell securities for the Funds and negotiation of its brokerage commission rates are made by SC (US) Management. Transactions on U.S. stock exchanges involve the payment by the Funds of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In certain instances, the Funds may make purchases of underwritten issues at prices which include underwriting fees.

     In selecting a broker to execute each particular transaction, SC (US) Management will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of a Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to a Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, SC (US) Management shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of it having caused a Fund to pay a broker that provides research services to SC (US) Management an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if SC (US) Management determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or SC (US) Management's ongoing responsibilities with respect to a Fund. Research and investment information is provided by these and other brokers at no cost to SC (US) Management and is available for the benefit of other accounts advised by SC (US) Management and its affiliates, and not all of the information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce SC (US) Management's expenses, it is not possible to estimate its value and in the opinion of SC (US) Management it does not reduce SC (US) Management's expenses in a determinable amount. The extent to which SC (US) Management makes use of statistical, research and other services furnished by brokers is considered by SC (US) Management in the allocation of brokerage business but there is no formula by which such business is allocated. SC (US) Management does so in accordance with its judgment of the best interests of the Funds and their shareholders. SC (US) Management may also take into account payments made by brokers effecting transactions for the Funds to other persons on behalf of the Funds for services provided to them for which it would be obligated to pay (such as custodial and professional fees). In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, SC (US) Management may consider sales of shares of the Funds as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Funds.


                                   TAXATION

TAXATION OF THE FUNDS

     The Funds each intend to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

     To qualify as a regulated investment company, a Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) prior to January 1, 1998, derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, (i) stock or securities, (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months for the year ending December 31, 1997; (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

     As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Funds each intend to distribute to their shareholders, at least annually, substantially all of their investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS

     Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because a portion of a Fund's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Dividends paid by a Fund attributable to dividends received by the Fund from REITs, however, are not eligible for such deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have taxable income from the receipt of, and a cost basis in, each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

     The recently enacted Taxpayer Relief Act of 1997 (the "Taxpayer Relief Act") made certain changes to the Code with respect to taxation of long-term capital gains earned by taxpayers other than a corporation. In general and subject to certain transition rules, the maximum tax rate for individual taxpayers on net long-term capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) is lowered to 20% for most assets held for more than 18 months at the time of disposition. Capital gains on the disposition of assets held for more than one year and up to 18 months at the time of disposition will be taxed as "mid-term gain" at a maximum rate of 28%. A lower rate of 18% will apply after December 31, 2000 for assets held for more than 5 years. However, the 18% rate applies only to assets acquired after December 31, 2000 unless the taxpayer elects to treat an asset held prior to such date as sold for fair market value on January 1, 2001. In the case of individuals whose ordinary income is taxed at a 15% rate, the 20% rate for assets held for more than 18 months is reduced to 10% and the 18% rate for assets held for more than 5 years is reduced to 8%. According to a notice recently issued by the Internal Revenue Service, regulated investment companies such as the Funds are entitled to (but are not required to) designate which portion of a capital gain distribution will be taxed at a maximum rate of 20% and which portion will be taxed at a maximum rate of 28%. If a Fund does not make such a designation, the capital gain will be taxed at a maximum rate of 28%.

     The portion of a Fund distribution classified as a return of capital generally is not taxable to the Fund shareholders, but it will reduce their tax basis in their shares, which in turn would effect the amount of gain or loss shareholders would realize on the sale or redemption of their shares. If a return of capital distribution exceeds a shareholder's tax basis in his shares, the excess is generally taxed as capital gain to the shareholder assuming the shares are a capital asset.

     REITs do not provide complete information about the taxability of their distributions (i.e., how much of their distributions represent a return of capital) until after the calendar year ends. As a result, the Funds may not be able to determine how much of their annual distributions for a particular year are taxable to shareholders until after the traditional January 31 deadline for issuing Form 1099-DIV ("Form 1099''). The Funds in such circumstance may send to shareholders amended Form 1099s after January 31 or may request permission from the Internal Revenue Service for an extension permitting the Funds to send the Form 1099 in February.

SALE OF SHARES

     Upon the sale or other disposition of shares of the Funds, a shareholder may realize a capital gain or loss which will be long-term, mid-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of a Fund's shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS

     The Funds may invest in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment companies, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. SC (US) Management does not intend on behalf of SC-US, SC-ARBITRAGE and SC-ASIA to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

BACKUP WITHHOLDING

     Except as described below, the Funds are required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

     U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("foreign shareholder") depends on whether the income of a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

     Income Not Effectively Connected.

     If the income from a Fund is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. withholding tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see "Taxation--Investments in Real Estate Investment Trusts," above)), which tax is generally withheld from such distributions.

     Distributions of capital gain dividends and any amounts retained by a Fund which are designated as undistributed capital gains will not be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% withholding tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. withholding tax. In the case of a foreign shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax at a rate of 31% of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Taxation--Backup Withholding," above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of a Fund and the five year period ending on the date of the disposition of those shares, the Fund was a "U.S. real property holding corporation" (and, if the shares of the Fund are regularly traded on an established securities market, the foreign shareholder held more than 5% of the shares of the Fund), in which event the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. income tax liability on such disposition. A corporation is a "U.S. real property holding corporation" if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of SC-US and SC-ARBITRAGE,

U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities. The Funds do not expect to be treated as U.S. real property corporations under these rules, but no assurances can be given.

     Income Effectively Connected.

     If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.

PASSIVE FOREIGN INVESTMENT COMPANIES

     SC-EURO and SC-ASIA may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which SC-EURO or SC-ASIA held the PFIC stock. SC-EURO or SC-ASIA itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to SC-EURO's or SC-ASIA's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though SC-EURO and SC-ASIA distribute the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

     SC-EURO and SC-ASIA may be able to elect alternative tax treatment with respect to PFIC stock. Under one such election, SC-EURO and SC-ASIA generally would be required to include in their gross income their share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by SC-EURO or SC-ASIA. SC-EURO's or SC-ASIA's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject SC-EURO or SC-ASIA itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a mutual fund that does not invest in PFIC stock.

FOREIGN INCOME TAX

     Investment income received by SC-EURO or SC-ASIA from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which entitle SC-EURO and SC-ASIA to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of SC-EURO's or SC-ASIA's assets to be invested in various countries is not known.

     If more than 50% of the value of SC-EURO's or SC-ASIA's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, SC-EURO or SC-ASIA may elect to "pass through" to SC-EURO's or SC-ASIA's shareholders the amount of foreign income taxes paid by SC-EURO or SC-ASIA (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by SC-EURO or SC-ASIA that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from SC-EURO or SC-ASIA for this purpose, shareholders will be required to allocate SC-EURO or SC-ASIA distributions according to the source of the income realized by SC-EURO or SC-ASIA. SC-EURO's or SC-ASIA's gains from the sale of stock and securities and certain currency fluctuation gains and losses will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by SC-EURO or SC-ASIA.

OTHER TAXATION

     Shareholders of the Funds may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular state and local tax consequences to them of an investment in a Fund.


                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

     Security Capital Real Estate Mutual Funds Incorporated, formerly Security Capital Employee REIT Fund Incorporated, was incorporated under Maryland law as SCERF Incorporated ("SCERF"), a wholly-owned subsidiary of Security Capital Group Incorporated, on December 20, 1996. On January 23, 1997, all the assets and liabilities of SCERF were transferred to Security Capital Employee REIT Fund Incorporated in a reorganization transaction. On December 16, 1997, its name was changed to Security Capital U.S. Real Estate Shares. On [___________, 1998], its name was changed to Security Capital Real Estate Mutual Funds Incorporated.

     SC-REMFs is authorized to issue 200,000,000 shares of stock, $.01 par value per share. SC-REMFs's shares have no preemptive, conversion, exchange or redemption rights. Each share of each series has equal voting, dividend, distribution and liquidation rights. All shares of SC-REMFs, when duly issued, are fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in SC-REMFs's Articles of Incorporation and By-Laws which have been filed with the SEC as exhibits to the registration statement of which this Statement of Additional Information is a part.

     SC-REMFs's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-REMFs's stock and reclassify and issue any unissued shares of SC-REMFs. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval. The Board of Directors of SC-REMFs has authorized the creation of four investment portfolios; SC-US, SC-ARBITRAGE, SC-EURO and SC-ASIA, each with two classes of shares: Class I shares and Class R shares. Class I shares are offered to investors whose initial minimum investment is $250,000 and Class R shares are available for purchase by all other eligible investors. Class I shares and Class R shares offer different services to shareholders and incur different expenses. Each class pays its proportionate share of SC-US's expenses.

     SC-REMFs is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-REMFs entitled to vote at the meeting. SC-REMFs will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

     At March 31, 1998, there were 9,788,870.369 Class I shares and 200,603.647
Class R shares of SC-US outstanding. At such date the Directors and officers as a group beneficially owned, directly or indirectly, including the power to vote or to dispose of, less than 1% of the issued and outstanding shares of SC-US. Also as of that date, the following persons owned of record 5% or more of SC-US's outstanding shares:

                                                                         AMOUNT AND NATURE
                                                                           OF BENEFICIAL
                       NAME AND ADDRESS OF                                 -------------
  TITLE OF CLASS       BENEFICIAL OWNER                                     OWNERSHIP               PERCENT OF CLASS
  --------------       ----------------                                     ---------               ----------------
Class I                SCREALTY Incorporated                               9,646,032.884                 98.54%
                       3753 Howard Hughes Parkway
                       Las Vegas, Nevada 89109-0952

Class R                Charles Schwab & Co. Inc.                             138,989.688                 69.29%
                       101 Montgomery Street
                       San Francisco, California  94104-4122

Class R                Dennis G. Lopez                                        20,116.795                 10.03%
                       117 Beekman Street, 4E
                       New York, New York 10038-2001

Class R                Directors, Nominees and                                12,093.258                  6.03%
                       Executive Officers as a Group*/

______________
(*) Anthony R. Manno Jr., Director, Chairman of the Board and President, beneficially owns 4,863.813 Class R shares, John H. Gardner, Jr., Director, beneficially owns 1,835.622 Class R shares, Jeffrey C. Nellessen, Vice President, Secretary and Treasurer beneficially owns 1,135.228 Class R shares and Kevin W. Bedell, Senior Vice President beneficially owns 4,258.595 Class R shares.

  As of March 31, 1998, SCREALTY Incorporated owned 96.56% of the total issued and outstanding shares of SC-US, which means that SCREALTY Incorporated controls SC-REMFs for purposes of the 1940 Act. The effect of SCREALTY Incorporated's ownership of a controlling interest in SC-US is to dilute the voting power of other SC-REMFs shareholders.


                                  DISTRIBUTOR

  Security Capital Markets Group Incorporated ("SCMGI"), an affiliate of SC (US) Management, serves as the distributor of SC-US's Class I shares and Class R shares pursuant to a Distribution and Servicing Agreement dated December 16, 1997 ("Agreement") which was approved by the Board of Directors, including a majority of the disinterested Directors on November 25, 1997. SCMGI also serves as the distributor of SC-ARBITRAGE's and SC-EURO's Class I and Class R shares pursuant to a Distribution and Servicing Agreements dated [________, 1998] and as distributor of SC-ASIA's Class I and Class R shares pursuant to a Distribution and Servicing Agreement dated [_____, 1998]. The Distributor is not obligated to sell any specific amount of shares and will sell shares, as agent, on a best efforts continuous basis only against orders to purchase shares.


              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

  Firstar Trust Company which has its principal business at 615 East Michigan Street, Milwaukee, Wisconsin 53202 has been retained to act as Custodian of the Funds' investments and as the Funds' transfer and dividend disbursing agent. Firstar Trust Company does not determine the investment policies of the Funds or decide which securities the Funds will buy or sell.


                            PERFORMANCE INFORMATION

  From time to time, a Fund may quote its total return in advertisements or in reports and other communications to shareholders. A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

AVERAGE ANNUAL TOTAL RETURN

  A Fund's "average annual total return" figures described in the Prospectus are computed according to a formula. The formula can be expressed as follows:

                               P(1 + T)/n/ = ERV

Where: P   =   a hypothetical initial payment of $1,000
       T   =   average annual total return
       n   =   number of years

       ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or 10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

AGGREGATE TOTAL RETURNS

  A Fund's aggregate total return figures described in the Prospectus represent the cumulative change in the value of an investment in a Fund for the specified period and are computed by the following formula.

                       Aggregate Total Return =   (ERV-P)
                                                  -------
                                                     P

Where:  P    =  a hypothetical initial payment of $1,000.
        ERV  =  Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

YIELD

  Quotations of yield for a Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                           Yield = 2[(a-b + 1)/6/-1]
                                      ---
                                       cd

Where:  a  =   dividends and interest earned during the period.
        b  =   expenses accrued for the period (net of reimbursements)
        c  =   the average daily number of shares outstanding during the period that were entitled to receive dividends
        d  =   the maximum offering price per share on the last day of the period.

  In reports or other communications to shareholders of a Fund or in advertising materials, a Fund may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. A Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole--the beta--or in absolute terms--the standard deviation.)

                      COUNSEL AND INDEPENDENT ACCOUNTANTS

  Legal matters in connection with the issuance of the shares of SC-REMFs offered hereby will be passed upon by Mayer, Brown & Platt, 2000 Pennsylvania Ave., NW, Washington, DC, 20006, which will rely as to certain matters of Maryland law on[______________________].

  Arthur Andersen LLP has been appointed as independent accountants for SC-
REMFs.


                              FINANCIAL STATEMENTS

  The audited Financial Statements of Security Capital U.S. Real Estate Shares Incorporated for the period January 1, 1997 through December 31, 1997, are included herein.

SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1997
--------------------------------------------------------------------------------

 Shares
                                                                   Market Value
          COMMON STOCK -- REAL ESTATE
          INVESTMENT TRUSTS (REITs) -- 96.7%
          Office Properties -- 26.9%


589,240   Equity office Properties Trust
140,000   Prentiss Properties Trust                                $ 18,597,878
 67,900   Crescent Real Estate Equities Company                       3,911,250
 80,300   Boston Properties, Inc.                                     2,673,563
 65,000   Cornerstone Properties, Inc.                                2,654,919
 52,500   Cadillac Fairview Corporation #                             1,247,187
 28,400   Mack-Cali Realty Corporation                                1,233,750
                                                                      1,164,400
                                                                   ------------
          Multifamily -- 20.8%                                       31,482,947
187,700   Apartment Investment & Management Company
150,000   Essex Property Trust, Inc.                                  6,897,975
145,100   Charles E. Smith Residential Realty, Inc.                   5,250,000
 95,300   Equity Residential Properties Trust                         5,151,050
 57,000   Bay Apartment Communities, Inc.                             4,818,606
                                                                      2,223,000
                                                                   ------------
          Hotel -- 14.9%                                             24,340,631
312,500   Innkeepers USA Trust
115,000   FelCor Suite Hotels, Inc.                                   4,843,750
 40,000   ITT Corporation #                                           4,082,500
125,000   WHG Resorts & Casinos Inc. #                                3,315,000
 61,000   Capstar Hotel Company #                                     2,781,250
 22,200   Homestead Village, Inc. # +                                 2,093,062
                                                                        334,388


                                                                   ------------
                                                                     17,449,950

                    See notes to the financial statements.

-------------------------------------------------------------------------------


 Shares                                                         Market Value
          Storage -- 10.9%
323,200   Public Storage, Inc.                                  $  9,494,000
100,500   Storage Trust Realty                                     2,644,406
 23,200   Shurgard Storage Centers, Inc.                             672,800
                                                                ------------
                                                                  12,811,206
          Regional Malls -- 8.0%
136,000   Urban Shopping Centers, Inc.                             4,743,000
164,100   The Macerich Company                                     4,676,850
                                                                ------------
                                                                   9,419,850
          Industrial -- 7.4%
163,000   Pacific Gulf Properties, Inc.                            3,871,250
 91,500   Liberty Property Trust                                   2,613,469
110,000   Catellus Development Corporation #                       2,200,000
                                                                ------------
                                                                   8,684,719
          Shopping Centers -- 5.5%
125,000   Developers Diversified Realty Corporation                4,781,250
 46,500   Kimco Realty Corporation                                 1,639,125
                                                                ------------
                                                                   6,420,375
          Factory Outlets -- 2.3%
 70,000   Chelsea GCA Realty, Inc.                                 2,673,125

          Total Common Stock -- Real Estate Investment
                                                                ------------
          Trusts (REITs) (Cost $100,097,665)                     113,282,803

                    See notes to the financial statements.

--------------------------------------------------------------------------------



Principal Amount
                   SHORT-TERM INVESTMENTS -- 0.3%
                   Variable Rate Demand Notes* -- 0.3%
        $135,576   Warner-Lambert Co., 5.4890%                        $    135,576
         134,756   Johnson Controls, Inc. 5.3276%                          134,756
         120,436   General Mills, Inc., 5.3277%                            120,436
           5,138   Pitney Bowes, Inc., 5.3276%                               5,138
                                                                      ------------
                   Total Short-Term Investments
                   (Cost $395,906)                                         395,906
                                                                      ------------
                   Total Investments -- 97.0%                          113,678,709
                   (Cost $100,493,571)
                   Other Assets in Excess of
                   Liabilities -- 3.0%                                   3,553,475
                   NET ASSETS 100.0%                                  $117,232,184
                                                                      ============

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1997.
#  Non-income producing security.
+  An affiliate of the Fund.

                    See notes to the financial statements.

SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS:
  Investments, at market value
   (cost $100,493,571)                                           $113,678,709
  Deferred organization costs                                          95,914
  Receivable for investment securities sold                         3,564,588
  Dividends receivable                                                505,998
  Interest receivable                                                  18,954
  Other assets                                                         21,560
                                                                 ------------
  Total Assets                                                    117,885,723
                                                                 ------------
LIABILITIES:
  Payable for investment securities purchased                         479,854
  Payable to investment adviser                                        64,882
  Accrued expenses and other liabilities                              108,803
                                                                 ------------
  Total Liabilities                                                   653,539
                                                                 ------------
NET ASSETS                                                       $117,232,184
                                                                 ------------
NET ASSETS CONSIST OF:
  Capital stock                                                  $101,731,755
  Accumulated undistributed net realized
    gain on investments                                             2,315,291
  Net unrealized appreciation on investments                       13,185,138
                                                                 ------------
Total Net Assets                                                 $117,232,184
                                                                 ============
CLASS I:
  Net assets                                                     $116,560,328
  Shares outstanding (50,000,000 shares
     of $0.01 par value authorized)                                 9,755,880
  Net asset value and redemption price
     per share                                                         $11.95
                                                                 ============
CLASS R:
  Net assets                                                     $    671,856
  Shares outstanding (50,000,000 shares
     of $0.01 par value authorized)                                    56,234
 Net asset value and redemption
     price per share                                                   $11.95
                                                                 ============


                    See notes to the financial statements.

SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED
STATEMENT OF OPERATIONS -- DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:

Dividend income                                                     4,729,653
Interest income                                                       141,838
                                                                 ------------
Total investment income                                             4,871,491
                                                                 ------------
EXPENSES:
Investment advisory fee                                               652,224
Administration fee                                                     65,044
Shareholder servicing and accounting costs                             43,220
Custody fees                                                           19,550
Federal and state registration                                         39,320
Professional fees                                                      47,419
Reports to shareholders                                                10,140
Directors' fees and expenses                                           17,940
Amortization of organization costs                                     22,185
Distribution Expense -- Class I                                        12,396
Distribution Expense -- Class R                                            67
Other                                                                   2,640
                                                                 ------------
Total expenses before reimbursement                                   932,145
Less: Reimbursement from Adviser -- Class I                           (30,276)
Less: Reimbursement from Adviser -- Class R                              (167)
                                                                 ------------
Net expenses                                                          901,702
                                                                 ------------
NET INVESTMENT INCOME:                                              3,969,789
                                                                 ============
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                    8,063,795
Change in unrealized appreciation on investments                   12,889,384
                                                                 ------------
Net realized and unrealized gain on investments                    20,953,179
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                   24,922,968
                                                                 ============

                    See notes to the financial statements.

SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED
STATEMENTS OF CHANGES IN NET ASSETS -- DECEMBER 31, 1997
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                        Year              December 20, 1996/(1)/
                                                                        ended                   through
                                                                   December 31, 1997        December 31, 1996
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                                              $  3,969,789               $    24,188
Net realized gain on investments                                       8,063,795                         0
Change in unrealized appreciation
   on investments                                                     12,889,384                   295,754
                                                             ----------------------------------------------------
 Net increase in net assets resulting
   from operations                                                    24,922,968                   319,942

CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                                            92,737,305                 9,926,736
Shares issued to holders in reinvestment                                                                --
   of dividends                                                        2,632,946
 Cost of shares redeemed                                              (3,558,444)                       --
                                                             ----------------------------------------------------
Net increase in net assets from capital                               91,811,807                 9,926,736
   share transactions

DISTRIBUTIONS TO SHAREHOLDERS: /(2)/
 From net investment income                                           (3,626,176)                       --
DISTRIBUTIONS TO CLASS R
 SHAREHOLDERS: /(2)/
From net investment income                                                (2,006)                       --
From net realized gains                                                  (31,388)                       --
                                                             ----------------------------------------------------
                                                                         (33,394)                       --
DISTRIBUTIONS TO CLASS I
 SHAREHOLDERS: /(2)/
From net investment income                                              (372,583)                       --
From net realized gains                                               (5,717,116)                       --
                                                             ----------------------------------------------------
Subtotal                                                              (6,089,699)                       --
TOTAL INCREASE IN NET ASSETS                                         106,985,506                10,246,678
NET ASSETS:
Beginning of period                                                   10,246,678                        --
                                                             ----------------------------------------------------
End of period (including undistributed
   net investment income of $0 and
   $24,188, respectively)                                           $117,232,184               $10,246,678
                                                             ====================================================

(1)  Inception date.
(2) On December 16, 1997, the Fund's existing shareholders were split into Class R and Class I shares based on the amount then invested in the Fund. Distributions to shareholders from net investment income reflect activity for the Fund for the period January 1, 1997 through December 16, 1997 and for each respective class of shares for the period December 17, 1997 through December 31, 1997.

                    See notes to the financial statements.

SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year ended
                                                      December 31, 1997 /(2)/              December 20, 1996 /(1)/
                                                ---------------------------------
                                                                                                    through
                                                    Class I              Class R             December 31, 1996
-------------------------------------------------------------------------------------------------------------------
Per Share Data:
Net asset value, beginning of period            $    10.38          $      10.38               $     10.00
                                           ------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                0.46 /(3)/            0.46/(3)/                 0.02
 Net realized and unrealized gain
   on investments                                     2.11                  2.11                      0.36
                                           ------------------------------------------------------------------------
 Total from investment operations                     2.57                  2.57                      0.38
                                           ------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income                (0.46)                (0.46)                       --
 Distributions from net realized gains               (0.54)                (0.54)                       --
                                           ------------------------------------------------------------------------
 Total distributions                                 (1.00)                (1.00)                       --
                                           ------------------------------------------------------------------------
Net asset value, end of period                $      11.95          $      11.95               $     10.38
                                           ========================================================================
Total return /(4)/                                   25.20%                25.19%                     3.77%
 Supplemental data and ratios:
 Net assets, end of period                    $116,560,328          $    671,856               $10,246,678
 Ratio of expenses to average net assets              0.94%                 0.95%                     0.00%
  /(6)/
 Ratio of net investment income to
    average net assets /(5)(6)/                       4.08%                 4.07%                    19.71%
 Portfolio turnover rate /(7)/                      104.17%               104.17%                     0.00%
 Average commission rate paid per share/(7)/  $       0.0574          $     0.0574               $    0.0601

(1)  Inception date.
(2) On December 16, 1997, the Fund's existing shareholders were split into Class R and Class I shares based on the amount then invested in the Fund. For the year ended December 31, 1997, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets and the per share income from investment operations are presented on a basis whereby the Fund's net investment income and net expenses for the period January 1, 1997 through December 16, 1997, were allocated to each class of shares based upon the relative outstanding shares of each class as of the close of business on December 16, 1997, and the results thereof combined with the results of operations for each applicable class for the period December 17, 1997 through December 31, 1997.
(3) Net investment income per share represents net investment income divided by the average shares outstandind throughout the period.
     outstanding throughout the period.
(4)  Not annualized for the period December 20, 1996 through December 31, 1996.
(5)  Annualized for the period December 20, 1996 through December 31, 1996.
(6) Without expense reimbursements of $30,443 for the year ended December 31, 1997, the ratio of expenses to average net assets would have been 0.97% and 0.98% for Class I and Class R, respectively, and the ratio of net investment income to average net assets would have been 4.05% and 4.04% for Class I and Class R, respectively.
(7) Portfolio turnover and average commission rate paid are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                    See notes to the financial statements.

SECURITY CAPITAL U.S. REAL ESTATE SHARES INCORPORATED
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1997
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Security Capital U.S. Real Estate Shares Incorporated (the "Fund") is a Maryland corporation, originally formed on December 20, 1996. The Fund is registered as a non-diversified, no-load, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The investment objective of the Fund is to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long-term, the Fund's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in real estate securities in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques.

The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation -- Each day, securities are valued at the last sales price from the principal exchange on which they are traded. Securities that have not traded on the valuation date, or securities for which sales prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values determined by, or under the direction of, the Board of Directors. Temporary cash investments (those with remaining maturities of 60 days or less) are valued at amortized costs, which approximates market value.

Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers and tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

b) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders.

c) Distributions to Shareholders -- Dividends from net investment income are declared and paid quarterly. The Fund intends to distribute net realized capital gains, if any, at least annually, although the Fund's Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders.

Distributions will automatically be paid in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.

The characterization of shareholder distributions for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

A portion of the dividend income recorded by the Fund is from distributions by publicly traded REITs and such distributions for tax purposes may consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held. The

--------------------------------------------------------------------------------

character of such distributions, for tax purposes, is determined by the Fund based on estimates and information received by the Fund from the REITs.

d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions, using the specific identification method for both financial reporting and federal income tax purposes, by comparing the original cost of the security lot sold with the net sales proceeds. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

--------------------------------------------------------------------------------

2.  CAPITAL SHARE TRANSACTIONS

On December 16, 1997, the Fund's existing shareholders were split into Class R and Class I shares based on the amount then invested in the Fund. Transactions in shares of the Fund were as follows:

Period from 12/17/97 through 12/31/97:
--------------------------------------------------------------------------------

                                                             Amount         Shares
                                                       -----------------------------
Class I Shares:
 Reclassification of previous class                       $ 121,005,617    9,836,172
Shares sold                                                          --           --
Shares issued to holders in reinvestment of dividends            65,206        5,443
Shares redeemed                                              (1,069,973)     (85,735)
                                                          -------------   ----------
Net increase                                              $ 120,000,850    9,755,880
                                                          -------------   ----------
Class R Shares:
Reclassification of previous class                        $     658,057       53,492
Shares sold                                                       2,500          208
Shares issued to holders in reinvestment of dividends            30,360        2,534
Shares redeemed
                                                          -------------   ----------
Net increase                                              $     690,917        6,234
                                                          =============   ==========
Period from 01/01/97 through 12/16/97:
------------------------------------------------------------------------------------
                                                             Amount         Shares
                                                       -----------------------------
Previous Class:
 Reclassification to Class I shares                       $(121,005,617)  (9,836,172)
Reclassification to Class R shares                             (658,057)     (53,492)
Shares sold                                                  92,734,805    8,890,183
Shares issued to holders in reinvestment of dividends         2,537,380      236,042
Shares redeemed                                              (2,488,471)    (223,984)
                                                          -------------   ----------
Net (decrease)                                            $ (28,879,960)    (987,423)
                                                          =============   ==========

Period from 12/20/96 through 12/31/96:
 Shares sold                                              $   9,926,736      987,423
Shares issued to holders in reinvestment of dividends                --           --
Shares redeemed
                                                          -------------   ----------
Net increase                                              $   9,926,736      987,423
                                                          =============   ==========

--------------------------------------------------------------------------------

3.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments by the Fund for the year ended December 31, 1997, were $177,958,403 and $95,319,551, respectively.

At December 31, 1997, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

               Appreciation                       $    13,065,970
               (Depreciation)                            (482,022)
                                                  ---------------
               Net appreciation on investments    $     12,583,948
                                                  ================

At December 31, 1997, the cost of investments for federal income tax purposes was $101,094,761.

4.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Security Capital
(US) Management Group Incorporated ("SC (US) Management"), formerly Security Capital Investment Research Group Incorporated. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.60% as applied to the Fund's daily net assets.

SC (US) Management voluntarily agrees to reimburse its management fee and other expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.00% and 1.15% of the net assets of the Class I and Class R Shares, respectively, computed on a daily basis, for the period December 17, 1997 through December 31, 1997. SC (US) Management had voluntarily agreed to reimburse its management fee and other expenses to the extent the above mentioned total operating expenses exceeded the annual rate of 1.20% of the net assets of the Fund for the period April 15, 1997 through December 16, 1997.

SC (US) Management also serves as the Fund's administrator. SC (US) Management intends to charge the Fund an administrative fee calculated daily and payable monthly, at the annual rate of 0.02% of the Fund's average daily net assets.

Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, sub-administrator and accounting services agent for the Fund. Sub-administration fees will be calculated daily and payable monthly, at an annual rate of 0.06% of the first $200 million of the Fund's average daily net assets. Custodian, transfer agent fees and accounting services will be charged by Firstar according to contractual fee schedules agreed to by the Fund. All such expenses incurred through April 15, 1997 have been paid by SC (US) Management, which does not intend to seek reimbursement from the Fund.


5.  DISTRIBUTION AND SERVICING PLANS

The Fund has adopted plans with respect to the Class I and Class R shares pursuant to Rule 12b-1 under the 1940 Act ("Plans"). Under the Plans, the Fund pays to Security Capital Markets Group Incorporated in its capacity as principal distributor of the Fund's shares (the "Distributor"), a monthly fee equal to, on an annual basis, 0.25% of the value of each Class' average daily net assets.

The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of each Class' respective shares and for providing certain services to each

--------------------------------------------------------------------------------

Class' respective shareholders. The Distributor may pay third parties in respect of these services such amount as it may determine. The Fund has made no payments pursuant to the Plans for the year ended December 31, 1997.

6.  FORMATION AND RE-ORGANIZATION

The Fund, formerly Security Capital Employee REIT Fund Incorporated, is a Maryland corporation, originally formed on December 20, 1996, as SCERF Incorporated ("SCERF"), a Maryland corporation. On January 23, 1997, all of the assets and liabilities of SCERF were transferred to the Fund in a reorganization (the "Reorganization") accounted for as a pooling of interests. The Reorganization was a taxable event to SCERF and a capital gain of $1,002,746 was realized for tax purposes. This capital gain will be included in the consolidated income tax return of the sole shareholder of SCERF and will not affect the Fund's tax status for 1997. This will result in a lower required capital gain distribution for the Fund for calendar year 1997. As of December 31, 1997, $443,485 of the capital gain was realized for book purposes. As a result, at December 31, 1997, the tax basis of securities held was $559,261 higher than their basis for financial reporting purposes.

The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $118,099, have been paid by the Adviser. The Fund will reimburse the Adviser. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. The Adviser has voluntarily agreed to absorb the amortization expenses in the Fund's first year. The amortization as of December 31, 1997 of $22,185 will be reimbursed to the Fund.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Security Capital U.S. Real Estate Shares Incorporated:


We have audited the accompanying statement of assets and liabilities of Security Capital U.S. Real Estate Shares Incorporated (a Maryland corporation), including the schedule of investments, as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for the year then ended and the period from December 20, 1996 (date of inception) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Company's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Security Capital U.S. Real Estate Shares Incorporated as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the year then ended and the period from December 20, 1996 (date of inception) to December 31, 1996, in conformity with generally accepted accounting principles.



                                    ARTHUR ANDERSEN LLP



Chicago, Illinois
February 2, 1998

SECURITY CAPITAL (US) REAL ESTATE
SHARES INCORPORATED - I CLASS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                    April 23, 1997 /(1)/
                                                                                          through
Per Share Data:                                                                      December 31, 1997
                                                                              --------------------------------
Net asset value, beginning of period                                                   $      10.15
Income from investment operations:
   Net investment income                                                                       0.31
   Net realized and unrealized gain
       on investments                                                                          2.49
   Total from investment operations                                                            2.80
Less distributions:
 Dividends from net investment income                                                         (0.31)
 Dividends in excess of net investment income                                                 (0.15)
 Distributions from net realized gains                                                        (0.54)
 Total distributions                                                                          (1.00)
Net asset value, end of period                                                         $      11.95
Total return /(2)/                                                                            29.92%
Supplemental data and ratios:
 Net assets, end of period                                                             $116,560,328
 Ratio of expenses to average net assets /(3) (4)/                                             1.15%
 Ratio of net investment income to average net assets /(3) (4)/                                4.08%
 Portfolio turnover rate                                                                      82.10%
 Average commission rate paid per share                                                $       0.0595

(1)  Date the Fund was effective with the SEC.
(2)  Not annualized.
(3)  Annualized.
(4) Without expense reimbursements of $30,393 for the period April 23, 1997 through December 31, 1997, the ratio of expenses to average net assets would have been 1.19% and the ratio of net investment income to average net assets would have been 4.04%.

SECURITY CAPITAL (US) REAL ESTATE
SHARES INCORPORATED - R CLASS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    April 23, 1997 /(1)/
                                                                                          through
Per Share Data:                                                                      December 31, 1997
                                                                              --------------------------------
Net asset value, beginning of period                                                     $  10.15
Income from investment operations:
   Net investment income                                                                     0.31
   Net realized and unrealized gain
       on investments                                                                        2.49
   Total from investment operations                                                          2.80
Less distributions:
 Dividends from net investment income                                                       (0.31)
 Dividends in excess of net investment income                                               (0.15)
 Distributions from net realized gains                                                      (0.54)
 Total distributions                                                                        (1.00)
Net asset value, end of period                                                           $  11.95
Total return /(2)/                                                                          29.91%
Supplemental data and ratios:
 Net assets, end of period                                                               $671,856
 Ratio of expenses to average net assets /(3) (4)/                                           1.16%
 Ratio of net investment income to average net assets /(3) (4)/                              4.06%
 Portfolio turnover rate                                                                    82.10%
 Average commission rate paid per share                                                  $   0.0595

(1)  Date the Fund was effective with the SEC.
(2)  Not annualized.
(3)  Annualized.
(4) Without expense reimbursements of $21,285 for the period April 23, 1997 through December 31, 1997, the ratio of expenses to average net assets would have been 1.20% and the ratio of net investment income to average net assets would have been 4.02%.

                                   APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

This Appendix describes ratings applied to corporate bonds by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investor Services, Inc. ("Fitch").

S&P'S RATINGS

AAA: Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A:   Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated 'BB,' 'B,' 'CCC,' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major exposures to adverse markets.

BB: Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B:   Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C:   The rating 'C' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC-' rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating 'CI' is reserved for income bonds on which on interest is being paid.


D:   Debt rated 'D' is in payment default.  The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized. The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:   Bonds which are rated A possess may favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:   Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:   Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rate in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F=1+.'

A:   Bonds considered to be investment grade and of high credit quality.  The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the rating of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B:   Bonds are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issues.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

C:   Bonds are minimally protected.  Default in payment of interest and/or principal seems probable.

C:   Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

Note: Fitch ratings (other than 'AAA,' 'DDD,' 'DD,' or 'D' categories) may be modified by the addition of a plus (+) or minus (-) sign to show relative position of a credit within the rating category.

            SECURITY CAPITAL REAL ESTATE MUTUAL FUNDS INCORPORATED

                                   FORM N-1A

                          PART C -- OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     (a)  Financial Statements.

          Included herein.

     (b)  Exhibits:

          A list of exhibits filed herewith is contained on the Exhibit Index which immediately precedes such exhibits and is incorporated herein by reference.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Following is a list of entities that for purposes of the Investment Company Act of 1940 are controlled by or under common control with Security Capital Real Estate Mutual Funds Incorporated:

                                                     JURISDICTION OF
               NAME                                   ORGANIZATION                            BASIS OF CONTROL
-----------------------------------------        ----------------------             -----------------------------------
Security Capital Group Incorporated ("Group")          Maryland                 No entity controls Group
SC Realty Incorporated ("SC Realty")                   Nevada                   Ownership by Group of 100% of voting
                                                                                securities
Security Capital Preferred Growth ("SCPG")             Maryland                 Ownership by SC Realty of 12.86% of voting
                                                                                securities
Harbor Capital Incorporated                            Delaware                 Ownership by SCPG of 100% of voting
                                                                                securities
East Mixed-Use Realty Investors Trust                  Maryland                 Ownership by U.S. Realty of 50% of voting
                                                                                securities
West Mixed-Use Realty Investors Trust                  Maryland                 Ownership by U.S. Realty of 50% of voting
                                                                                securities
Midwest Mixed-Use Realty Investors Trust               Maryland                 Ownership by U.S. Realty of 50% of voting
                                                                                securities
Security Capital Global Capital Management             Delaware                 Ownership by Group of 100% of voting
Group Incorporated ("Global Management")                                        securities
SCERF Incorporated                                     Maryland                 Ownership by SC Realty of 100% of
                                                                                voting securities
Security Capital U.S. Real Estate Shares               Maryland                 Ownership by SC Realty of
  Incorporated                                                                  98% of voting securities
Security Capital EuroPacific Real Estate Shares        Maryland                 Ownership by SC Realty of 100% of
  Incorporated                                                                  voting securities
Security Capital Management Incorporated               Delaware                 Ownership by Group of 100% of voting
                                                                                securities

Belmont Corporation ("Belmont")                        Delaware                 Ownership by Group 100% of voting
                                                                                securities
Belmont One Corporation ("Belmont One")                Delaware                 Ownership by Belmont of 100% of voting
                                                                                securities
Belmont Two Corporation ("Belmont Two")                Delaware                 Ownership by Belmont of 100% of voting
                                                                                securities
Belmont Village L.P.                                   Delaware                 Ownership by Belmont One of 1% general
                                                                                partnership interest and ownership by Belmont
                                                                                Two of 99% limited partnership interest
Security Capital BVI Holdings Incorporated             Maryland                 Ownership by Group of 100% of voting
                                                                                securities
SCGPB Incorporated                                     British Virgin           Ownership by Security Capital BVI Holdings
                                                       Islands                  of 100% of voting securities
Security Capital (US) Management Group                 Delaware                 Ownership by Global Management of 100%
 Incorporated                                                                   of voting securities
Security Capital Global Strategic Group                Maryland                 Ownership by Global Management of
 Incorporated                                                                   100% of voting securities
Security Capital Real Estate Research Group            Maryland                 Ownership by Global Management of
 Incorporated                                                                   100% of voting securities
Security Capital Financial Services                    Delaware                 Ownership by Group of 100% of voting
 Group Incorporated ("Financial Services")                                      securities
SC Group Incorporated                                  Texas                    Ownership by Financial Services of 100% of
                                                                                voting securities
Coast Services Incorporated                            Maryland                 Ownership by SC Group Incorporated of
                                                                                100% of voting securities
Security Capital Markets Group Incorporated            Delaware                 Ownership by Financial Services of 100% of
                                                                                voting securities
Strategic Hotel Capital Incorporated                   Delaware                 Ownership by  Group of 49.65% of voting
                                                                                securities
Strategic Hotel Funding LLC                            Delaware                 Ownership by  Group of 1005% of voting
                                                                                securities
ES Philadelphia Airport Joint Venture                  Pennsylvania             Ownership by Strategic Hotel Funding LLC of
                                                                                90% of voting securities
GH Inn LLC                                             Illinois                 Ownership by Strategic Hotel Funding LLC of
                                                                                50% of voting securities
Imobilaris National Mexicana, S.A. de C.V.             Mexico                   Ownership by Propanmer South DC CU. of
                                                                                99.99% of voting securities
Padres Place Hotel Ventura                             Louisiana                Ownership by Strategic Hotel Funding LLC of
                                                                                1% of voting securities
Propanmex S.A. de C.V.                                 Mexico                   Ownership by SHC Mexico Holdings
                                                                                Incorporated of 99.99% of voting securities
SHC Burbank LLC                                        Delaware                 Ownership by Strategic Hotel Funding LLC of
                                                                                100% of voting securities
SHC Mortgage Incorporated                              Delaware                 Ownership by Strategic Hotel Funding LLC of
                                                                                100% of voting securities
SHC Paris - 1 LLC                                      Delaware                 Ownership by Strategic Hotel Funding LLC of
                                                                                100% of voting securities

SHC Paris - 2 LLC                                      Delaware                 Ownership by Strategic Hotel Funding LLC of
                                                                                100% of voting securities
SHC Paris - 3 LLC                                      Delaware                 Ownership by Strategic Hotel Funding LLC of
                                                                                100% of voting securities
SHC Paris - 4 LLC                                      Delaware                 Ownership by Strategic Hotel Funding LLC of
                                                                                100% of voting securities
SHCI Santa Monica Beach Hotel, L.L.C.                  Delaware                 Ownership by Strategic Hotel Funding, LLC
                                                                                of 100% of voting securities
SHC Paris - 5 LLC                                      Delaware                 Ownership by Strategic Hotel Funding LLC of
                                                                                100% of voting securities
SHC Paris - 6 LLC                                      Delaware                 Ownership by Strategic Hotel Funding LLC of
                                                                                100% of voting securities
SHC Phoenix I LLC                                      Delaware                 Ownership by Strategic Hotel Funding LLC of
                                                                                60.5% of voting securities
SHC Phoenix II LLC                                     Delaware                 Ownership by Strategic Hotel Funding LLC of
                                                                                39.5% of voting securities
SHC Rancho LLC                                         Delaware                 Ownership by Strategic Hotel Funding LLC of
                                                                                99% of voting securities
SHC San Francisco LLC                                  Delaware                 Ownership by Strategic Hotel Capital L.P. of
                                                                                100% of voting securities
SHC Santa Clara LLC                                    Delaware                 Ownership by Strategic Hotel Funding LLC of
                                                                                99% of voting securities
SHC Westward Look LLC                                  Delaware                 Ownership by Strategic Hotel Funding LLC of
                                                                                100% of voting securities
Strategic Hotel Capital Limited Partnership            Delaware                 Ownership by  Group of 100% of voting
                                                                                securities
SHC Holdings LLC                                       Delaware                 Ownership by  Group of 49.65% of voting
                                                                                securities
SHC Philadelphia LLC                                   Delaware                 Ownership by  Group of 49.65% of voting
                                                                                securities
SHC Santa Clara LLC                                    Delaware                 Ownership by  Group of 49.65% of voting
                                                                                securities
SHC Laguna Niguel LLC                                  Delaware                 Ownership by  Group of 49.65% of voting
                                                                                securities
SHC Capitol LLC                                        Delaware                 Ownership by  Group of 49.65% of voting
                                                                                securities
Westport Inn LLC                                       Delaware                 Ownership by  Group of 49.65% of voting
                                                                                securities
Westport Plaza LLC                                     Delaware                 Ownership by  Group of 49.65% of voting
                                                                                securities
SHC  Mexico Holdings Incorporated                      Delaware                 Ownership by  Group of 49.65% of voting
                                                                                securities
Security Capital (EU) Management Holdings              Luxembourg               Ownership by  Group of 100% of voting
 S.A.                                                                           securities
Security Capital (EU) Management Group S.A             Luxembourg               Ownership by Security Capital (EU)Holdings
                                                                                S.A. of 100% of voting securities

Security Capital Global Management S.A.                Luxembourg               Ownership by Security Capital (EU)
                                                                                Management Holdings S.A. of 100% of voting
                                                                                securities
Security Capital (EU) Management S.A.                  Luxembourg               Ownership by  Group of 100% of voting
                                                                                securities
Security Capital (UK) Management Limited               United Kingdom           Ownership by Security Capital (EU)
                                                                                Management S.A. of 100% of voting
                                                                                securities
Security Capital (EU) Holdings S.A.                    Luxembourg               Ownership by Security Capital (UK)
                                                                                Management Limited of 100% of voting
                                                                                securities
Security Capital International Limited                 United Kingdom           100% Ownership by Security Capital (UK)
                                                                                Management Limited
CarrAmerica Realty Corporation                         Maryland                 Ownership by US Realty of 44.1% of
                                                                                voting securities
Storage USA, Inc.                                      Tennessee                Ownership by US Realty of 38.3% of
                                                                                voting securities
Regency Realty Corporation                             Florida                  Ownership by US Realty of 47% of
                                                                                voting securities
Pacific Retail Trust                                   Maryland                 Ownership by US Realty of 74.2% of
                                                                                voting securities
UGPT - Skypark, Inc.                                   Delaware                 Ownership by Urban Growth Property Trust
                                                                                of 99% of voting securities
Urban Growth Property Trust                            Maryland                 Ownership by US Realty of 100% of
                                                                                voting securities
Urban Growth Property Limited Partnership              Delaware                 Sole general partnership interest owned by
                                                                                Urban Growth Property Trust
LWP Associates LLC                                     Maryland                 Ownership by Urban Growth Property Trust
                                                                                of 50% of voting securities
Van Wells Realty Company, LLC                          Maryland                 Ownership by Urban Growth Property Trust
                                                                                of 50% of voting securities
City Center Retail Trust                               Maryland                 Ownership by US Realty of 99% of
                                                                                voting securities
City Center Retail Trust/McCaffrey                     Delaware                 Sole general partnership interest owned by
 Developments, L.P.                                                             City Center Retail Trust
CCRT I Incorporated                                    Delaware                 Ownership by City Center Retail Trust of
                                                                                100% of voting securities
CCRT II Incorporated                                   Delaware                 Ownership by City Center Retail Trust of
                                                                                100% of voting securities
CCRT McCaffrey Developments LLC                        Delaware                 Ownership by CCRT/McCaffrey Develop-
                                                                                ments L.P. of 100% of voting securities
Parking Services International Incorporated            Maryland                 Ownership by US Realty of 9.4% of
                                                                                voting securities
NPC-1 Incorporated                                     Maryland                 Ownership by Parking Services International
                                                                                Incorporated of 100% of voting securities
CWS Communities Trust                                  Maryland                 Ownership by US Realty of 100% of voting
                                                                                securities


CWS Communities L.P.                                   Delaware                 Sole general partnership interest owned by
                                                                                CWS Communities Trust
CWS Communities Incorporated                           Delaware                 Ownership by US Realty of 100% of voting
                                                                                securities
CWS Management Services Incorporated                   Delaware                 Ownership by US Realty of 100% of voting
                                                                                shares
Security Capital Industrial Trust ("SCI")              Maryland                 Ownership by SC Realty of 44.1% of
                                                                                voting securities
International Industrial Investments Inc.              Maryland                 Ownership by SCI of 100% of voting
                                                                                securities
Security  Capital Logistar International               Delaware                 Ownership by SCI of 100% of voting
 Incorporated                                                                   securities
Security Capital Logistar Management                   Delaware                 Ownership by SCI of 100% of voting
 Services Incorporated                                                          securities
Logistar - Netherlands I SARL                          Luxembourg               Ownership by SCI of 100% of voting
                                                                                securities
Logistar France SARL I                                 Luxembourg               Ownership by SCI of 100% of voting
                                                                                securities
Logistar SARL                                          Luxembourg               Ownership by SCI of 100% of voting
                                                                                securities
Logistar BV                                            Luxembourg               Ownership by SCI of 100% of voting
                                                                                securities
Security Capital Logistar International                Luxembourg               Ownership by SCI of 100% of voting
 Fund SCA                                                                       securities
SCI Logistar Management SARL                           Luxembourg               Ownership by SCI of 100% of voting
                                                                                securities
Logistar Germany SARL                                  Luxembourg               Ownership by SCI of 100% of voting
                                                                                securities
Logistar Italy SARL                                    Luxembourg               Ownership by SCI of 100% of voting
                                                                                securities
Logistar Belgium SARL                                  Luxembourg               Ownership by SCI of 100% of voting
                                                                                securities
Logistar Netherlands II SARL                           Luxembourg               Ownership by SCI of 100% of voting
                                                                                securities
Logistar U.K. SARL                                     Luxembourg               Ownership by SCI of 100% of voting
                                                                                securities
Logistar Poland SARL                                   Luxembourg               Ownership by SCI of 100% of voting
                                                                                securities

Logistar Spain SARL                                    Luxembourg               Ownership by SCI of 100% of voting
                                                                                securities
Logistar France SAS                                    Netherlands              Ownership by SCI of 100% of voting
                                                                                securities
Logistar France SARL                                   Netherlands              Ownership by SCI of 100% of voting
                                                                                securities
Logistar Netherlands SARL                              Netherlands              Ownership by SCI of 100% of voting
                                                                                securities
Logistar Czech Republic SARL                           Netherlands              Ownership by SCI of 100% of voting
                                                                                securities
Logistar France BV                                     Netherlands              Ownership by SCI of 100% of voting
                                                                                securities
Logistar Spain BV                                      Netherlands              Ownership by SCI of 100% of voting
                                                                                securities
CS Integrated LLC ("CSI")                              Delaware                 Ownership by SCI of 100% of voting
                                                                                securities
Enterprise Refrigerated Services LLC                   Delaware                 Ownership by CSI of 100% of voting
                                                                                securities
CS Integrated Retail Services LLC                      Delaware                 Ownership by CSI of 100% of voting
                                                                                securities
CS Integrated-Texas Limited Partnership                Delaware                 Ownership by CSI of 100% of voting
                                                                                securities
CS Integrated Investment Management LLC                Delaware                 Ownership by CSI of 100% of voting
                                                                                securities
CS Integrated Investments Southwest LLC                Delaware                 Ownership by CSI of 100% of voting
                                                                                securities
SCI Logistics Services Incorporated                    Delaware                 Ownership by SCI of 95% of voting securities
SCI Logistics Holdings LLC                             Delaware                 Ownership by CSI of 100% of voting
                                                                                securities
1440 Goodyear Partners                                 Texas                    Sole general partnership interest owned
                                                                                by SCI
Red Mountain Joint Venture                             Texas                    Sole general partnership interest owned
                                                                                by SCI
SCI Limited Partnership-I                              Delaware                 Sole general partnership interest owned
                                                                                by SCI
SCI Limited Partnership-II                             Delaware                 Sole general partnership interest owned
                                                                                by SCI
SCI Limited Partnership-III                            Delaware                 Sole general partnership interest owned
                                                                                by SCI
SCI Limited Partnership-IV                             Delaware                 Sole general partnership interest owned
                                                                                by SCI IV, Inc.
SCI IV, Inc.                                           Delaware                 Ownership by SCI of 100% of voting
                                                                                securities
Security Capital Industrial Management                 Delaware                 Ownership by SCI of 100% of voting
 Incorporated                                                                   securities
SCI--Alabama (1) Incorporated                          Maryland                 Ownership by SCI of 100% of voting
                                                                                securities

SCI--Alabama (2) Incorporated                          Maryland                 Ownership by SCI of 100% of voting
                                                                                securities
Security Capital Alabama Industrial Trust              Alabama                  Ownership of 100% of voting securities
                                                                                by SCI--Alabama (1) Incorporated
                                                                                and SCI--Alabama (2) Incorporated
SCI--North Carolina (1) Incorporated                   Maryland                 Ownership by SCI of 100% of voting
                                                                                securities
SCI--North Carolina (2) Incorporated                   Maryland                 Ownership by SCI of 100% of voting
                                                                                securities
SCI--North Carolina Limited Partnership                Delaware                 Sole general partnership interest owned
                                                                                by SCI--North Carolina (1)
                                                                                Incorporated
SCI Houston Holdings Inc.                              Delaware                 Ownership by SCI of 100% of voting
                                                                                securities
SCI Mexico Industrial Trust                            Maryland                 Ownership of SCI of 100% non-voting
                                                                                preferred securities
SCI De Mexico SA DE CV                                 Mexico                   Ownership by SCI-DS Mexico of 100% of
                                                                                voting securities
SCI Development Services Incorporated                  Delaware                 Ownership by SCI of 100% of voting
                                                                                securities
SCI-DS Mexico Incorporated                             Maryland                 Ownership by SCI Development Services
                                                                                100% of voting securities
Security Capital Atlantic Incorporated                 Maryland                 Ownership by SC Realty of 49% of
 ("Atlantic")                                                                   voting securities
SCG Realty Services Atlantic Incorporated              Delaware                 Ownership by Atlantic of 100% of
                                                                                voting securities
SCA Florida Holdings (1) Incorporated                  Florida                  Ownership by Atlantic of 100% of
                                                                                voting securities
Atlantic Development Services                          Delaware                 Ownership by SCA of 100% of preferred
                                                                                stock
Atlantic-Tennessee Limited Partnership                 Delaware                 Ownership by SCA (3) and SCA (4) of 100%
                                                                                of voting securities
SCA Tennessee (3) Incorporated                         Maryland                 Ownership by SCA of 100% of voting
                                                                                securities
SCA Tennessee (4) Incorporated                         Maryland                 Ownership by SCA of 100% of voting
                                                                                securities
Atlantic--Alabama (3) Incorporated                     Delaware                 Ownership by Atlantic of 100% of
                                                                                voting securities
Atlantic--Alabama (4) Incorporated                     Delaware                 Ownership by Atlantic of 100% of
                                                                                voting securities
Atlantic Alabama Multifamily Trust                     Alabama                  Ownership of 100% of voting securities
                                                                                by Atlantic--Alabama (3)
                                                                                Incorporated and Atlantic--Alabama
                                                                                (4) Incorporated
Atlantic--Alabama (5) Incorporated                     Delaware                 Ownership by Atlantic of 100% of voting
                                                                                securities

Atlantic--Alabama (6) Incorporated                     Delaware                 Ownership by Atlantic of 100% of voting
                                                                                securities
SCA Florida Holdings (2) Incorporated                  Delaware                 Ownership by Atlantic of 100% of voting
                                                                                securities
SCA Alabama Multifamily Trust                          Alabama                  Ownership by Atlantic-Alabama (5)
                                                                                Incorporated and Atlantic-Alabama (6)
                                                                                Incorporated of  100% of voting securities
SCA--South Carolina (1) Incorporated                   Maryland                 Ownership by Atlantic of 100% of
                                                                                voting securities
SCA--North Carolina (1) Incorporated                   Maryland                 Ownership by Atlantic of 100% of
                                                                                voting securities
SCA North Carolina (2) Incorporated                    Maryland                 Ownership by Atlantic of 100% of
                                                                                voting securities
SCA North Carolina Limited Partnership                 Delaware                 Sole general partnership interest owned
                                                                                by SCA--North Carolina (1) Incorporated
SCA--Indiana Limited Partnership                       Delaware                 Sole general partnership interest owned
                                                                                by SCA--North Carolina (1) Incorporated
SCA--Tennessee Limited Partnership                     Delaware                 Sole general partnership interest owned
                                                                                by SCA--Tennessee (1) Incorporated
SCA--Tennessee (1) Incorporated                        Delaware                 Ownership by Atlantic of 100% of
                                                                                voting securities
SCA--Tennessee (2) Incorporated                        Delaware                 Ownership by Atlantic of 100% of
                                                                                voting securities
Security Capital Atlantic Multifamily Inc.             Delaware                 Ownership by Atlantic of 100% of
                                                                                voting securities
Security Capital Pacific Trust ("PTR")                 Maryland                 Ownership by SC Realty of 36.0% of
                                                                                voting securities
SCG Realty Services Incorporated                       Delaware                 Ownership by PTR of 100% of voting
                                                                                securities
SCP Nevada Holdings 1 Incorporated                     Nevada                   Ownership by PTR of 100% of voting
                                                                                securities
SCP Utah Holdings 1 Incorporated                       Utah                     Ownership by PTR of 100% of voting
                                                                                securities
SCP Utah Holdings 2 Incorporated                       Utah                     Ownership by PTR of 100% of voting
                                                                                securities
SCP Utah Holdings 4 Incorporated                       Utah                     Ownership by PTR of 100% of voting
                                                                                securities
SCP Utah Holdings 5 Incorporated                       Utah                     Ownership by PTR of 100% of voting
                                                                                securities
PTR Multifamily Holdings Incorporated                  Delaware                 Ownership by PTR of 100% of voting
                                                                                securities
Spectrum Apartment Locators Inc.                       Delaware                 Ownership by PTR of 100% of voting
                                                                                securities
Las Flores Development Company                         Texas                    Ownership by PTR of 100% of voting
                                                                                securities
PTR Holdings (Texas) Incorporated                      Texas                    Ownership by PTR of 100% of voting
                                                                                securities

PTR-California Holdings (1) Incorporated               Maryland                 Ownership by PTR of 100% of voting
                                                                                securities
Archstone Financial Services, Inc.                     Delaware                 Ownership by PTR of 100% of voting
                                                                                securities
PTR-California Holdings (2) Incorporated               Maryland                 Ownership by PTR of 100% of voting
                                                                                securities
PTR-California Holdings (3) Incorporated               Delaware                 Ownership by PTR of 100% of voting
                                                                                securities
PTR-New Mexico (1) Incorporated                        Delaware                 Ownership by PTR of 100% of voting
                                                                                securities
PTR Development Services                               Delaware                 Ownership by PTR of 100% of preferred
                                                                                stock
Homestead Village Incorporated                         Maryland                 Ownership by SC Realty (including its
                                                                                subsidiaries) of 56.5% of voting
                                                                                securities
KC Homestead Village Redevelopment                     Missouri                 Ownership by Homestead Village
 Corporation                                                                    Incorporated of 100% of voting
                                                                                securities
Missouri Homestead Village Incorporated                Maryland                 Ownership by Homestead Village
                                                                                Incorporated of 100% of voting
                                                                                securities
Atlantic Homestead Village Limited                     Delaware                 Sole general partnership interest owned
 Partnership                                                                    by Atlantic Homestead Village (1)
                                                                                Incorporated
Atlantic Homestead Village (1) Incorporated            Maryland                 Ownership by Homestead Village
                                                                                Incorporated of 100% of voting
                                                                                securities
Atlantic Homestead Village (2) Incorporated            Maryland                 Ownership by Homestead Village
                                                                                Incorporated of 100% of voting
                                                                                securities
PTR Homestead Village (1) Incorporated                 Maryland                 Ownership by Homestead Village
                                                                                Incorporated of 100% of voting
                                                                                securities
PTR Homestead Village (2) Incorporated                 Maryland                 Ownership by Homestead Village
                                                                                Incorporated of 100% of voting
                                                                                securities
Homestead  Alabama Incorporated                        Alabama                  Ownership by Homestead Village of 100% of
                                                                                voting securities
BTW Incorporated                                       Delaware                 Ownership by Homestead Village
                                                                                Incorporated of 100% of voting
                                                                                securities
Homestead Village Management Incorporated              Delaware                 Ownership by Homestead Village
                                                                                Incorporated of 100% of voting
                                                                                securities

PTR Homestead Village Limited Partnership              Delaware                 Sole general partnership interest owned
                                                                                by PTR Homestead Village (1)
                                                                                Incorporated
BTW II Incorporated                                    Delaware                 Ownership by Homestead Village
                                                                                Incorporated of 100% of voting
                                                                                securities
HVI Trust                                              Maryland                 Ownership by Homestead Village
                                                                                Incorporated of 100% of voting
                                                                                securities

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

                TITLE OF CLASS                        NUMBER OF RECORD
                                                           HOLDERS
          Shares of Beneficial Interest               at March 31, 1998
          -----------------------------              ------------------
Security Capital U.S. Real Estate Shares

  Class I Shares                                        9,788,870.369
  Class R Shares                                          200,603.647

Security Capital Real Estate Arbitrage Shares

  Class I Shares                                                    0
  Class R Shares                                                    0

Security Capital European Real Estate Shares

  Class I Shares                                                    0
  Class R Shares                                                    0

Security Capital Asia/Pacific Real Estate Shares
  Class I Shares                                                    0
  Class R Shares                                                    0


ITEM 27. INDEMNIFICATION.

  Reference is made to Article Eighth of the Registrant's Articles of Incorporation, incorporated by reference to SC-US's Registration Statement on Form N-1A (File Nos. 333-20649 and 811-8033), filed with the Securities and Exchange Commission on January 29, 1997.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to its Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  Security Capital (US) Management Group Incorporated ("SC (US) Management"), 11 South LaSalle Street, Chicago, Illinois 60603, provides investment advisory services to institutional investors.

  For information as to any other business, vocation or employment of a substantial nature in which each Director or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee, reference is made to Prospectus and Statement of Additional Information contained in this registration statement.

ITEM 29. PRINCIPAL UNDERWRITER.

  (a) Security Capital Markets Group Incorporated ("SCMG"), the principal distributor for the Funds' securities, does not currently act as principal underwriter or distributor for any other investment company.

  (b) The table below sets forth certain information as to SCMG's Directors, Officers and Control Persons:

   NAME AND PRINCIPAL               POSITIONS AND OFFICES                   POSITIONS AND OFFICES
    BUSINESS ADDRESS                  WITH UNDERWRITER                         WITH REGISTRANT
   ------------------               ---------------------                   ---------------------
Lucinda G. Marker*/        President                                              None
                 -
K. Scott Canon**/          Director and Senior Vice President                     None
              --
Jeffrey A. Klopf*/         Director, Secretary and Senior Vice President          None
                -
Gerard de Gunzburg***/     Senior Vice President                                  None
                  ---
Donald E. Suter**/         Managing Director                                      None
               --
Robert H. Fippinger*/      Vice President                                         None
                   -
Alison C. Hefele**/        Senior Vice President                                  None
                --
Garett C. House**/         Vice President                                         None
               --
Gerald R. Morgan, Jr.*/    Assistant Controller                                   None
                     -
Jayson C. Cyr****/         Assistant Controller                                   None
             ----

  */  Principal business address is 125 Lincoln Avenue, Santa Fe, New Mexico,
  -   87501.

**/   Principal business address is 11 South LaSalle Street, Chicago, Illinois
--    60609.

***/  Principal business address is 399 Park Avenue, 23rd Floor, New York, NY
---   10022.

****/ Principal business address is 7777 Market Center Avenue, El Paso, Texas ---- 79912.

  (c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  Certain of the records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by SC-US's Investment Adviser and Administrator, Security Capital (US) Management Group Incorporated, 11 South LaSalle Street, Chicago, Illinois 60603.
The remainder
of such records are maintained by Firstar Trust Company, SC-US's Sub-Administrator, 615 East Michigan Street, Milwaukee, Wisconsin 53202.


ITEM 31. MANAGEMENT SERVICES.

  There are no management-related service contracts not discussed in Part A or Part B.


ITEM 32. UNDERTAKINGS.

  (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

  (b) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois on the 16th day of April, 1998.


                                   SECURITY CAPITAL REAL ESTATE
                                   MUTUAL FUNDS INCORPORATED

                                      /s/ Anthony R. Manno Jr.
                                   By:__________________________________________
                                      Anthony R. Manno Jr.
                                      Chairman, Managing Director and President

  Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement of Security Capital Real Estate Fund has been signed below by the following persons in the capacities and on the 16th day of April, 1998.

      Signature                    Capacity                        Date
------------------------  -------------------------------  -------------------
/s/ Anthony R. Manno Jr.
_____________________     Chairman, Managing Director and   April 16, 1998
 Anthony R. Manno Jr.     President

/s/ Jeffrey C. Nellessen
_____________________     Principal Financial Officer       April 16, 1998
 Jeffrey C. Nellessen

/s/ Jeffrey C. Nellessen
_____________________     Comptroller                       April 16, 1998
 Jeffrey C. Nellessen


_____________________     Director                         [___________, 1998]
 Stephen F. Kasbeer

/s/ Anthony R. Manno Jr.
_____________________     Director                         April 16, 1998
 Anthony R. Manno Jr.

_____________________     Director                         April 16, 1998
 George F. Keane

/s/ Robert H. Abrams
_____________________     Director                         April 16, 1998
 Robert H. Abrams

/s/ John H. Gardner, Jr.
_____________________     Director                         April 16, 1998
 John H. Gardner, Jr.

                                 EXHIBIT INDEX


EXHIBIT  NO.                    DESCRIPTION
------------   --------------------------------------------

1*             Articles of Incorporation.

2(a)*          By-Laws.

2(b)***        Amended By-Laws.

5(a)           Investment Advisory Contract.  (To be filed by amendment.)

5(b)           Amended Investment Advisory Contract. (To be filed by amendment.)

5(c)           Sponsorship Agreement (To be filed by amendment.)

6(a)           General Distributor's Agreement (To be filed by amendment.)

6(b)           Distribution and Servicing Agreement (To be filed by amendment.)

8              Custodian Agreement (To be filed by amendment.)

9(a)           Transfer Agent Agreement (To be filed by amendment.)

9(b) Fund Accounting and Administration Agreement (To be filed by amendment.)


9(b)(i) Amended Fund Accounting and Administration Agreement (To be filed by amendment.)

9(c)           Fund Accounting Servicing Agreement (To be filed by amendment.)

10(a)** Opinion and Consent of Mayer, Brown & Platt regarding the legality of the securities being issued.

11(a)          Consent of Mayer, Brown & Platt.

11(b)          Report of Independent Public Accountants

15(a)***       Rule 12b-1 Distribution and Service Plan for Class I Shares.

15(b)***       Rule 12b-1 Distribution and Service Plan for Class R Shares.

17             Financial Data Schedule.

18***          Rule 18f-3 Multiple Class Plan.

                                   _________

     *Incorporated herein by reference to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-8033) filed with the Securities and Exchange Commission on January 29, 1997.

     **Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's registration statement on Form N-1A (file Nos. 333-20649 and 811-
9033) filed with the Securities and Exchange Commission on April 21, 1997.

     ***Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's registration statement on Form N-1A (File Nos. (333-20649 and 811-90-33) filed with Securities and Exchange Commission on December 17, 1997.